ABBREVIATIONS AND FOOTNOTES
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
12Y	—	12 Year
13Y	—	13 Year
1M	—	1 Month
1Y	—	1 Year
2Y	—	2 Year
36M	—	36 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
8Y	—	8 Year
9Y	—	9 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
BDC	—	Business Development Company
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
Bovespa Index	—	Bolsa de Valores de São Paulo Index
BTPN	—	Bank Tabungan Pensiunan Nasional
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CAC	—	Cotation Assistée en Continu
CDI	—	Crest Depository Interest
CDO	—	Collateralized Debt Obligation
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Central of Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COPS	—	Certificates of Participation
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DAX	—	Deutscher Aktien Index
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HSCEI	—	Hang Seng China Enterprises Index
HTS	—	Harmonized Tariff Schedule
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IG	—	Investment Grade
IO	—	Interest Only (Principal amount shown is notional)
iTraxx	—	A group of international credit derivative indexes that are monitored by the International Index Company (IIC). iTraxx indexes cover credit derivatives markets in Europe, Asia and Australia
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
JSE	—	Johannesburg Stock Exchange
KLCI	—	Kuala Lumpur Composite Index
KOSPI	—	Korea Composite Stock Price Index
KSCP	—	Kuwaiti Shareholding Company Public
KWCDC	—	Korean Won Certificate of Deposit
LAB	—	Local Authority Bond
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
MUTSCALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NOK	—	Norwegian Krone
NOWA	—	Norwegian Overnight Weighted Average
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OMX	—	Stockholm Stock Exchange
OYJ	—	Julkinen Osakeyhtio
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
QSC	—	Qatar Shareholder Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
SAE	—	Societe Anonyme Egyptienne
SAKP	—	Societe Anonyme Kuwaitienne pour le Partage dans les Investissements
SAQ	—	Societe Anonyme Qatar
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SASU	—	Societe par Actions Simplifiee Unipersonnelle
SBA	—	Small Business Administration
SBSN	—	Surat Berharga Syariah Negara
SCA	—	Societe en Commandite par Actions

ABBREVIATIONS AND FOOTNOTES
Schatz	—	Short Bond Future
SDR	—	Special Drawing Rights
SE	—	Societas Europea
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SonyMA	—	State of New York Mortgage Agency
SORA	—	Singapore Overnight Rate Average
S.p.A.	—	Societa per Azioni
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds’ Semi-Annual Report for the total market values and percentages of net assets for 144A securities by fund as of June 30, 2023.

INVESTMENT FOOTNOTES:
«	—	Century bond maturing in 2110.
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2023.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ξ	—	Variable or floating rate security, the interest rate of which adjusts periodically and is linked to changes in current local market conditions.
Ω	—	Rate shown reflects the effective yield as of September 30, 2023.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds' Semi-Annual Report dated June 30, 2023).
Ø	—	7-day current yield as of September 30, 2023 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
~	—	Century bond maturing in 2121.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
INVESTMENT FOOTNOTES:
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at September 30, 2023 was $1,200,000.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZE)	—	Par is denominated in Czech Koruna (CZK).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZG)	—	Par is denominated in Hungarian Forint (HUF).
(ZH)	—	Par is denominated in Indian Rupees (INR).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WB	—	Counterparty to contract is Westpac Bank.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 91.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	9,939,737	$125,439,476
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	12,123,353	147,056,274
GuideStone Global Bond Fund (Institutional Class)∞	4,267,649	34,866,694
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,094,298	66,488,786
GuideStone Equity Index Fund (Institutional Class)∞	2,454,143	110,411,908
GuideStone International Equity Index Fund (Institutional Class)∞	4,530,674	47,526,770
GuideStone Small Cap Equity Fund (Institutional Class)∞	845,508	13,156,097
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,407,815	20,346,037
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	657,540	5,181,416
GuideStone Strategic Alternatives Fund (Institutional Class)∞	618,705	6,366,480
Total Mutual Funds (Cost $618,547,339)		576,839,938
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	8,049,455	8,049,455
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	8,506	8,506
Total Money Market Funds (Cost $8,057,961)		8,057,961

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bill
5.13%, 12/28/23Ω	$ 1,000,000	$ 987,156
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	10,180,817	10,966,703
3.38%, 04/15/32	4,891,048	5,275,036
0.63%, 02/15/43	3,968,886	2,888,869
1.00%, 02/15/48	2,008,217	1,496,365
0.13%, 02/15/51	2,007,796	1,120,122
1.50%, 02/15/53	437,062	362,060
		22,109,155
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/24	4,123,574	4,028,662
0.13%, 07/15/26	11,911,302	11,137,393
0.38%, 07/15/27	1,668,296	1,547,735
0.63%, 07/15/32	5,244,818	4,574,012
1.38%, 07/15/33	754,898	698,671
		21,986,473
Total U.S. Treasury Obligations (Cost $52,269,845)		45,082,784
TOTAL INVESTMENTS — 100.0% (Cost $678,875,145)		629,980,683
Other Assets in Excess of Liabilities — 0.0%		37,245
NET ASSETS — 100.0%		$630,017,928

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 94.7%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	20,950,059	$ 264,389,747
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	26,548,419	322,032,325
GuideStone Global Bond Fund (Institutional Class)∞	10,646,593	86,982,662
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	18,868,169	205,851,720
GuideStone Equity Index Fund (Institutional Class)∞	8,204,581	369,124,107
GuideStone International Equity Index Fund (Institutional Class)∞	15,137,559	158,792,999
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,900,705	45,134,977
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,107,334	68,506,969
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,165,171	17,061,548
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,612,418	16,591,779
Total Mutual Funds (Cost $1,618,651,130)		1,554,468,833
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	23,103,825	23,103,825
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	36,192	36,192
Total Money Market Funds (Cost $23,140,017)		23,140,017

	Par	Value
U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bill
5.13%, 12/28/23Ω	$ 1,500,000	$ 1,480,733
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	14,876,080	16,024,407
3.38%, 04/15/32	7,043,798	7,596,795
0.63%, 02/15/43	4,733,411	3,445,351
1.00%, 02/15/48	2,875,965	2,142,942
0.13%, 02/15/51	2,870,797	1,601,577
1.50%, 02/15/53	627,312	519,663
		31,330,735
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/24	5,909,212	5,773,199
0.13%, 07/15/26	17,038,008	15,931,004
0.38%, 07/15/27	2,399,347	2,225,957
0.63%, 07/15/32	7,543,701	6,578,870
1.38%, 07/15/33	1,087,052	1,006,086
		31,515,116
Total U.S. Treasury Obligations (Cost $72,942,463)		64,326,584
TOTAL INVESTMENTS — 100.0% (Cost $1,714,733,610)		1,641,935,434
Other Assets in Excess of Liabilities — 0.0%		82,519
NET ASSETS — 100.0%		$1,642,017,953

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	25,920,325	$314,413,547
GuideStone Global Bond Fund (Institutional Class)∞	9,655,729	78,887,303
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	12,615,110	137,630,853
GuideStone Equity Index Fund (Institutional Class)∞	11,314,122	509,022,358
GuideStone International Equity Index Fund (Institutional Class)∞	20,965,066	219,923,546
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,001,865	62,269,023
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,189,111	94,547,987
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,618,905	20,636,968
	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,056,335	$ 10,869,684
Total Mutual Funds (Cost $1,472,201,426)		1,448,201,269
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞ (Cost $32,914,734)	32,914,734	32,914,734
TOTAL INVESTMENTS — 100.0% (Cost $1,505,116,160)		1,481,116,003
Liabilities in Excess of Other Assets — (0.0)%		(386,592)
NET ASSETS — 100.0%		$1,480,729,411

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	8,991,379	$109,065,425
GuideStone Global Bond Fund (Institutional Class)∞	3,405,729	27,824,809
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	5,471,062	59,689,285
GuideStone Equity Index Fund (Institutional Class)∞	11,806,577	531,177,910
GuideStone International Equity Index Fund (Institutional Class)∞	21,874,170	229,460,047
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,221,043	65,679,424
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,643,770	98,389,857
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,529,979	$ 19,936,230
Total Mutual Funds (Cost $1,104,783,023)		1,141,222,987
MONEY MARKET FUNDS — 2.1%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞ (Cost $24,206,251)	24,206,251	24,206,251
TOTAL INVESTMENTS — 100.0% (Cost $1,128,989,274)		1,165,429,238
Other Assets in Excess of Liabilities — 0.0%		215,750
NET ASSETS — 100.0%		$1,165,644,988

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.7%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	1,973,383	$ 23,937,141
GuideStone Global Bond Fund (Institutional Class)∞	758,842	6,199,742
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,415,483	26,352,915
GuideStone Equity Index Fund (Institutional Class)∞	5,716,002	257,162,913
GuideStone International Equity Index Fund (Institutional Class)∞	10,590,997	111,099,557
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,040,986	31,757,746
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,605,564	47,367,020
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,215,725	$ 9,579,911
Total Mutual Funds (Cost $500,114,993)		513,456,945
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞ (Cost $11,877,045)	11,877,045	11,877,045
TOTAL INVESTMENTS — 99.9% (Cost $511,992,038)		525,333,990
Other Assets in Excess of Liabilities — 0.1%		363,541
NET ASSETS — 100.0%		$525,697,531

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2023	2	$ 204,150	$ (60)
MSCI Emerging Markets	12/2023	1	47,775	—
S&P 500® E-Mini	12/2023	4	865,100	237
10-Year U.S. Treasury Note	12/2023	1	108,063	16
Total Futures Contracts outstanding at September 30, 2023			$1,225,088	$193
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	14,891,349	$187,928,826
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,029,821	48,881,724
GuideStone Global Bond Fund (Institutional Class)∞	1,497,793	12,236,972
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,801,033	30,559,273
GuideStone Impact Bond Fund (Institutional Class)∞	1,735,514	16,279,118
GuideStone Impact Equity Fund (Institutional Class)∞	709,844	7,041,658
GuideStone Value Equity Index Fund (Institutional Class)∞	518,740	5,317,084
GuideStone Value Equity Fund (Institutional Class)∞	936,735	16,102,472
GuideStone Growth Equity Index Fund (Institutional Class)∞	463,139	5,279,784
GuideStone Growth Equity Fund (Institutional Class)∞	730,643	15,920,712
GuideStone Small Cap Equity Fund (Institutional Class)∞	270,721	4,212,419
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	1,708,022	$ 22,477,573
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,143,220	9,660,207
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	597,738	4,710,174
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,006,441	20,646,274
Total Mutual Funds (Cost $435,991,821)		407,254,270
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞ (Cost $6,385,586)	6,385,586	6,385,586
TOTAL INVESTMENTS — 100.3% (Cost $442,377,407)		413,639,856
Liabilities in Excess of Other Assets — (0.3)%		(1,364,617)
NET ASSETS — 100.0%		$412,275,239

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 96.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	3,897,333	$ 49,184,341
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	27,465,892	333,161,271
GuideStone Global Bond Fund (Institutional Class)∞	11,913,717	97,335,064
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	11,175,059	121,919,899
GuideStone Impact Bond Fund (Institutional Class)∞	1,995,025	18,713,331
GuideStone Impact Equity Fund (Institutional Class)∞	2,767,073	27,449,361
GuideStone Value Equity Index Fund (Institutional Class)∞	2,815,142	28,855,205
GuideStone Value Equity Fund (Institutional Class)∞	5,127,012	88,133,336
GuideStone Growth Equity Index Fund (Institutional Class)∞	2,506,020	28,568,634
GuideStone Growth Equity Fund (Institutional Class)∞	3,944,041	85,940,656
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,473,747	22,931,499
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	9,180,635	$ 120,817,161
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,177,603	52,200,750
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,037,654	23,936,710
GuideStone Strategic Alternatives Fund (Institutional Class)∞	4,636,954	47,714,261
Total Mutual Funds (Cost $1,281,927,754)		1,146,861,479
MONEY MARKET FUNDS — 2.5%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞ (Cost $29,621,852)	29,621,852	29,621,852
TOTAL INVESTMENTS — 99.3% (Cost $1,311,549,606)		1,176,483,331
Other Assets in Excess of Liabilities — 0.7%		8,023,326
NET ASSETS — 100.0%		$1,184,506,657

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2023	21	$ 2,143,575	$ (28,605)
MSCI Emerging Markets	12/2023	18	859,950	(13,135)
S&P 500® E-Mini	12/2023	21	4,541,775	(86,447)
10-Year U.S. Treasury Note	12/2023	8	864,500	(8,290)
U.S. Treasury Long Bond	12/2023	7	796,469	(17,938)
Ultra 10-Year U.S. Treasury Note	12/2023	7	780,938	(2,766)
Ultra Long U.S. Treasury Bond	12/2023	5	593,438	(17,406)
2-Year U.S. Treasury Note	12/2023	9	1,824,398	(2,693)
5-Year U.S. Treasury Note	12/2023	17	1,791,109	(5,281)
Total Futures Contracts outstanding at September 30, 2023			$14,196,152	$(182,561)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 96.9%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,410,128	$ 17,795,812
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	9,359,393	113,529,440
GuideStone Global Bond Fund (Institutional Class)∞	4,081,162	33,343,095
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,993,635	43,570,557
GuideStone Impact Bond Fund (Institutional Class)∞	1,596,424	14,974,453
GuideStone Impact Equity Fund (Institutional Class)∞	2,233,066	22,152,019
GuideStone Value Equity Index Fund (Institutional Class)∞	4,154,854	42,587,250
GuideStone Value Equity Fund (Institutional Class)∞	7,477,582	128,539,641
GuideStone Growth Equity Index Fund (Institutional Class)∞	3,696,843	42,144,005
GuideStone Growth Equity Fund (Institutional Class)∞	5,771,001	125,750,119
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,144,024	33,361,020
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	13,370,787	$175,959,554
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,992,635	75,987,762
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,612,596	28,467,256
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,333,548	24,012,210
Total Mutual Funds (Cost $1,005,594,321)		922,174,193
MONEY MARKET FUNDS — 2.5%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞ (Cost $23,962,945)	23,962,945	23,962,945
TOTAL INVESTMENTS — 99.4% (Cost $1,029,557,266)		946,137,138
Other Assets in Excess of Liabilities — 0.6%		6,014,417
NET ASSETS — 100.0%		$952,151,555

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2023	24	$ 2,449,800	$ (27,827)
MSCI Emerging Markets	12/2023	21	1,003,275	(9,713)
S&P 500® E-Mini	12/2023	23	4,974,325	(75,080)
10-Year U.S. Treasury Note	12/2023	3	324,188	(172)
U.S. Treasury Long Bond	12/2023	2	227,563	(1,438)
Ultra 10-Year U.S. Treasury Note	12/2023	2	223,125	(3,059)
Ultra Long U.S. Treasury Bond	12/2023	2	237,375	(7,411)
2-Year U.S. Treasury Note	12/2023	3	608,133	125
5-Year U.S. Treasury Note	12/2023	6	632,156	(951)
Total Futures Contracts outstanding at September 30, 2023			$10,679,940	$(125,526)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.2%
GuideStone Impact Equity Fund (Institutional Class)∞	3,523,448	$ 34,952,601
GuideStone Value Equity Index Fund (Institutional Class)∞	5,634,870	57,757,420
GuideStone Value Equity Fund (Institutional Class)∞	10,082,247	173,313,829
GuideStone Growth Equity Index Fund (Institutional Class)∞	5,000,775	57,008,833
GuideStone Growth Equity Fund (Institutional Class)∞	7,815,669	170,303,427
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,934,419	45,659,553
GuideStone International Equity Fund (Institutional Class)∞	18,087,021	238,025,201
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	12,159,926	102,751,379
Total Mutual Funds (Cost $940,387,662)		879,772,243
	Shares	Value
MONEY MARKET FUNDS — 2.4%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞ (Cost $21,979,983)	21,979,983	$ 21,979,983
TOTAL INVESTMENTS — 99.6% (Cost $962,367,645)		901,752,226
Other Assets in Excess of Liabilities — 0.4%		3,244,763
NET ASSETS — 100.0%		$904,996,989

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2023	18	$1,837,350	$ (41,205)
MSCI Emerging Markets	12/2023	17	812,175	(16,409)
S&P 500® E-Mini	12/2023	20	4,325,500	(95,853)
Total Futures Contracts outstanding at September 30, 2023			$6,975,025	$(153,467)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 6.2%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$ 1,732,811
2.25%, 08/15/29	1,000,000	849,601
2.17%, 10/29/29	750,000	630,843
1.30%, 02/03/31	870,000	662,369
1.68%, 09/17/35	2,300,000	1,548,539
Federal Home Loan Bank
5.51%, 04/01/24	1,170,000	1,168,370
5.55%, 04/05/24	1,161,905	1,160,022
5.37%, 05/21/24	3,000,000	2,997,106
1.04%, 06/14/24	1,000,000	968,625
5.66%, 08/26/24	5,000,000	4,986,829
0.41%, 09/17/24	2,340,000	2,226,833
5.30%, 12/06/24	6,200,000	6,162,415
5.00%, 02/28/25	3,400,000	3,383,468
5.50%, 05/08/25	3,000,000	2,980,334
0.60%, 12/30/26	2,000,000	1,734,535
0.92%, 02/26/27	3,300,000	2,888,218
2.06%, 09/27/29	1,000,000	837,734
2.18%, 11/06/29	750,000	630,625
1.61%, 01/27/33	600,000	439,773
Federal Home Loan Mortgage Corporation
5.31%, 11/15/24	6,000,000	5,965,348
5.36%, 11/22/24	4,000,000	3,977,413
5.68%, 04/03/25	2,700,000	2,686,446
5.73%, 04/03/25	2,700,000	2,687,793
5.55%, 05/09/25	3,500,000	3,478,333
4.20%, 08/28/25	1,300,000	1,270,537
0.80%, 10/28/26	4,000,000	3,516,132
Federal National Mortgage Association
0.70%, 07/30/25	6,000,000	5,520,929
0.74%, 08/25/27	2,000,000	1,696,171
0.81%, 09/25/28	1,000,000	812,878
Total Agency Obligations (Cost $71,593,992)		69,601,030
ASSET-BACKED SECURITIES — 20.2%
ACAS CLO, Ltd., Series 2015-1A, Class AR3
(Floating, CME Term SOFR 3M + 1.15%, 0.89% Floor), 6.46%, 10/18/28 144A †	188,019	187,502
AGL CLO 20, Ltd., Series 2022-20A, Class B
(Floating, CME Term SOFR 3M + 2.95%, 2.95% Floor), 8.28%, 07/20/35 144A †	250,000	251,250
AIMCO CLO, Series 2017-AA, Class AR
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.64%, 04/20/34 144A †	335,000	331,951
	Par	Value
Allegro CLO VII, Ltd., Series 2018-1A, Class A
(Floating, CME Term SOFR 3M + 1.36%, 1.10% Floor), 6.67%, 06/13/31 144A †	$ 500,000	$ 498,601
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 05/15/27	346,000	334,094
American Express Credit Account Master Trust, Series 2022-3, Class A
3.75%, 08/15/27	372,000	360,302
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B
0.97%, 02/18/26	26,749	26,663
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3
4.38%, 04/18/28	3,250,000	3,195,066
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1R2
(Floating, CME Term SOFR 3M + 1.31%), 6.66%, 07/24/29 144A †	622,822	622,441
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, CME Term SOFR 3M + 2.46%, 2.20% Floor), 7.83%, 01/28/31 144A †	450,000	449,012
Apidos CLO XII, Series 2013-12A, Class AR
(Floating, CME Term SOFR 3M + 1.34%), 6.65%, 04/15/31 144A †	2,592,376	2,587,839
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, CME Term SOFR 3M + 1.76%), 7.09%, 04/20/31 144A †	250,000	247,700
Apidos CLO XXVI, Series 2017-26A, Class A1AR
(Floating, CME Term SOFR 3M + 1.16%, 0.90% Floor), 6.47%, 07/18/29 144A †	227,365	226,608
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.55%, 05/15/36 144A †	500,000	495,563
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A
(Floating, CME Term SOFR 1M + 1.46%, 1.46% Floor), 6.80%, 11/15/36 144A †	580,000	574,122
Ares LVI CLO, Ltd., Series 2020-56A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.77%, 10/25/34 144A †	250,000	249,244

	Par	Value
BA Credit Card Trust, Series 2022-A2, Class A2
5.00%, 04/15/28	$1,140,000	$1,128,962
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 05/15/28	2,313,000	2,281,544
Bain Capital Credit CLO, Series 2018-1A, Class A1
(Floating, CME Term SOFR 3M + 1.22%, 0.26% Floor), 6.57%, 04/23/31 144A †	327,834	326,815
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 02/15/28 144A	1,400,000	1,399,971
BDS, Ltd., Series 2020-FL5, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.60%, 02/16/37 144A †	103,473	103,775
BDS, Ltd., Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 6.52%, 06/16/36 144A †	987,108	971,199
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R2
(Floating, CME Term SOFR 3M + 1.71%, 1.71% Floor), 7.02%, 07/15/29 144A †	300,000	299,610
BHG Securitization Trust, Series 2022-B, Class A
3.75%, 06/18/35 144A	34,880	34,595
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%), 6.65%, 07/15/31 144A †	300,000	298,941
BMW Vehicle Owner Trust, Series 2023-A, Class A3
5.47%, 02/25/28	373,000	372,263
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.59%, 08/19/38 144A †	2,600,000	2,541,596
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, 2.26% - CME Term SOFR 1M, 2.26% Floor), 7.56%, 09/15/35 144A †	1,300,000	1,295,154
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 05/15/27	1,055,000	1,019,766
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	2,528,000	2,500,656
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 05/15/28	1,157,000	1,129,483
	Par	Value
Carmax Auto Owner Trust, Series 2022-4, Class A2A
5.34%, 12/15/25	$ 951,144	$ 949,230
Carmax Auto Owner Trust, Series 2023-2, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.85%), 6.16%, 06/15/26†	1,000,000	1,002,528
Carmax Auto Owner Trust, Series 2023-2, Class A3
5.05%, 01/18/28	2,200,000	2,176,877
Carmax Auto Owner Trust, Series 2023-3, Class A3
5.28%, 05/15/28	464,000	460,804
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	311,355	294,051
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,912,415	1,656,428
Carvana Auto Receivables Trust, Series 2022-P2, Class A3
4.13%, 04/12/27	2,350,000	2,301,530
Carvana Auto Receivables Trust, Series 2023-P2, Class A3
5.42%, 04/10/28 144A	1,700,000	1,681,737
CCG Receivables Trust, Series 2022-1, Class A2
3.91%, 07/16/29 144A	2,236,427	2,193,544
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class ARR
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.64%, 04/20/34 144A †	550,000	544,502
Cedar Funding X CLO, Ltd., Series 2019-10A, Class BR
(Floating, CME Term SOFR 3M + 1.86%, 1.60% Floor), 7.19%, 10/20/32 144A †	250,000	245,550
Chesapeake Funding II LLC, Series 2020-1A, Class B
1.24%, 08/15/32 144A	100,000	97,529
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	893,986	888,356
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A †††	460,000	459,881
CIFC Funding, Ltd., Series 2014-2RA, Class A1
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.66%, 04/24/30 144A †	452,522	452,439

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CIFC Funding, Ltd., Series 2017-3A, Class A1
(Floating, CME Term SOFR 3M + 1.48%), 6.81%, 07/20/30 144A †	$1,811,205	$1,808,305
CIFC Funding, Ltd., Series 2017-5A, Class A1
(Floating, CME Term SOFR 3M + 1.44%), 6.75%, 11/16/30 144A †	1,163,837	1,163,032
CIFC Funding, Ltd., Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.71%, 07/15/34 144A †	250,000	248,409
CLNC, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 6.69%, 08/20/35 144A †	31,766	31,797
CNH Equipment Trust, Series 2022-B, Class A3
3.89%, 08/16/27	2,700,000	2,631,701
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 6.23%, 06/25/52 144A †	172,457	165,697
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	100,000	86,131
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, CME Term SOFR 1M + 1.90%, 1.90% Floor), 7.22%, 05/25/55 144A †	565,219	567,384
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A
0.96%, 02/15/30 144A	279,163	275,574
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A
4.60%, 06/15/32 144A	620,000	606,348
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.09% on 07/25/36), 6.22%, 09/25/36 STEP	233,558	72,875
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 5.97%, 12/25/34†	565,552	544,749
Daimler Trucks Retail Trust, Series 2022-1, Class A2
5.07%, 09/16/24	596,615	595,654
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 09/22/28 144A	1,600,000	1,597,001
Dell Equipment Finance Trust, Series 2023-2, Class A3
5.65%, 01/22/29 144A	1,600,000	1,599,672
	Par	Value
Dewolf Park CLO, Ltd., Series 2017-1A, Class AR
(Floating, CME Term SOFR 3M + 1.18%, 0.90% Floor), 6.49%, 10/15/30 144A †	$2,943,946	$2,933,665
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,412,447
Diamond Issuer, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,492,431
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	852,000	829,985
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.93%, 06/15/28	943,000	932,287
Drive Auto Receivables Trust, Series 2021-3, Class B
1.11%, 05/15/26	557,357	553,917
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.59%, 04/15/29 144A †	186,371	185,530
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	145,579	135,542
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	61,410	53,198
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	3,168,331	2,680,798
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	388,202	364,222
Enterprise Fleet Financing LLC, Series 2022-1, Class A2
3.03%, 01/20/28 144A	567,741	555,271
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	6,124,000	6,083,079
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	1,083,000	1,075,270
Enterprise Fleet Financing LLC, Series 2023-2, Class A3
5.50%, 04/22/30 144A	219,000	215,180
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	460,000	326,316
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 5.56%, 08/25/31†	126,227	126,872

	Par	Value
Flagship Credit Auto Trust, Series 2023-3, Class A3
5.44%, 04/17/28 144A	$ 600,000	$ 596,827
Flexential Issuer, Series 2021-1A, Class A2
3.25%, 11/27/51 144A	1,550,000	1,360,113
Ford Auto Securitization Trust, Series 2023-AA, Class A1
5.21%, 06/15/25(C) 144A	1,771,588	1,302,667
Ford Credit Auto Lease Trust, Series 2023-B, Class A2A
5.90%, 02/15/26	2,000,000	2,000,406
Ford Credit Auto Owner Trust, Series 2022-D, Class A2A
5.37%, 08/15/25	951,068	949,606
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,409,328
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	1,269,000	1,251,745
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 05/15/28	534,000	530,437
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	440,000	409,728
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1
4.92%, 05/15/28 144A	4,498,000	4,419,540
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.56%, 05/15/28 144A †	290,000	292,309
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	304,639
FS Rialto Issuer LLC, Series 2022-FL6, Class A
(Floating, CME Term SOFR 1M + 2.58%, 2.58% Floor), 7.91%, 08/17/37 144A †	265,000	266,303
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 6.67%, 05/16/38 144A †	265,524	261,196
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B
2.03%, 04/16/25	390,000	389,306
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C
2.18%, 05/16/25	300,000	299,476
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A4
4.88%, 08/16/28	3,900,000	3,841,615
	Par	Value
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3
5.45%, 06/16/28	$ 857,000	$ 856,216
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A
2.90%, 04/15/26 144A	2,000,000	1,967,202
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,244,000	1,234,595
Golden Credit Card Trust, Series 2022-4A, Class A
4.31%, 09/15/27 144A	3,000,000	2,926,789
Goldentree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.61%, 04/20/34 144A †	348,000	345,554
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A
1.93%, 07/20/48 144A	123,394	90,837
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A
2.70%, 01/20/49 144A	104,790	81,889
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	62,228	53,531
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A
4.95%, 07/20/49 144A	437,637	391,642
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class A
6.50%, 07/20/55 144A	364,853	359,856
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 6.63%, 09/15/37 144A †	739,206	735,328
Gulf Stream Meridian 4, Ltd., Series 2021-4A, Class A1
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.77%, 07/15/34 144A †	900,000	894,835
Hertz Vehicle Financing LLC, Series 2021-1A, Class A
1.21%, 12/26/25 144A	1,700,000	1,614,223
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3
4.93%, 11/15/27	288,000	284,362
HPEFS Equipment Trust, Series 2023-1A, Class A3
5.41%, 02/22/28 144A	3,000,000	2,980,497

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
HPS Loan Management, Ltd., Series 2017-11A, Class AR
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.65%, 05/06/30 144A †	$ 369,504	$ 368,757
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
5.47%, 09/15/25 144A	2,800,000	2,791,786
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	409,000	399,403
Hyundai Auto Receivables Trust, Series 2023-B, Class A3
5.48%, 04/17/28	489,000	488,621
John Deere Owner Trust, Series 2023-B, Class A3
5.18%, 03/15/28	582,000	577,510
Kubota Credit Owner Trust, Series 2023-2A, Class A3
5.28%, 01/18/28 144A	1,750,000	1,735,690
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 6.65%, 12/13/38 144A †	1,594,399	1,573,151
LCM XX LP, Series 20A, Class AR
(Floating, CME Term SOFR 3M + 1.30%), 6.63%, 10/20/27 144A †	8,214	8,218
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	280,000	242,178
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 6.75%, 07/15/36 144A †	2,490,000	2,440,401
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, CME Term SOFR 3M + 2.16%), 7.48%, 04/19/30 144A †	400,000	397,664
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 7.11%, 01/22/28 144A †	600,000	598,440
Madison Park Funding XLI, Ltd., Series 12A, Class AR
(Floating, CME Term SOFR 3M + 1.09%), 6.44%, 04/22/27 144A †	259,569	259,244
Madison Park Funding XVII, Ltd., Series 2015-17A, Class AR2
(Floating, CME Term SOFR 3M + 1.26%), 6.60%, 07/21/30 144A †	4,151,287	4,146,889
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class AR
(Floating, CME Term SOFR 3M + 1.23%, 0.97% Floor), 6.59%, 07/27/31 144A †	962,626	959,939
	Par	Value
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, CME Term SOFR 3M + 1.01%, 1.01% Floor), 6.32%, 04/15/29 144A †	$2,267,877	$2,257,959
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class BR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.22%, 07/15/33 144A †	250,000	248,900
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, CME Term SOFR 3M + 1.06%), 6.37%, 01/15/28 144A †	1,843,043	1,838,754
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, CME Term SOFR 3M + 1.24%, 0.98% Floor), 6.55%, 04/15/31 144A †	512,616	511,439
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	10,374	10,351
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	266,064	258,347
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	110,000	97,366
Master Credit Card Trust II, Series 2023-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.85%), 6.16%, 01/21/27 144A †	2,100,000	2,100,653
MMAF Equipment Finance LLC, Series 2022-B, Class A2
5.57%, 09/09/25 144A	1,922,181	1,914,029
Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class B
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.26%, 10/20/34 144A †	255,000	249,875
Mosaic Solar Loan Trust, Series 2022-2A, Class A
4.38%, 01/21/53 144A	121,960	111,242
Mosaic Solar Loan Trust, Series 2022-3A, Class A
6.10%, 06/20/53 144A	132,926	131,047
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	375,462	347,108
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 6.35%, 11/15/68 144A †	62,577	62,021
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	284,817	272,585

	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	$ 127,735	$ 121,063
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 6.37%, 05/15/68 144A †	243,270	241,637
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	165,150	151,705
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	546,681	490,458
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	249,199	221,979
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	755,291	684,093
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.45%, 04/15/69 144A †	1,248,051	1,234,183
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	360,033	311,725
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	1,373,598	1,168,145
Navient Private Education Refinancing Loan Trust, Series 2021-DA, Class A
(Floating, Prime Rate U.S. - 1.99%), 6.51%, 04/15/60 144A †	772,647	741,792
Navient Private Education Refinancing Loan Trust, Series 2021-EA, Class A
0.97%, 12/16/69 144A	895,008	749,895
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class A
1.11%, 02/18/70 144A	1,197,025	999,004
Navient Private Education Refinancing Loan Trust, Series 2022-A, Class A
2.23%, 07/15/70 144A	1,404,636	1,213,800
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.16%), 6.48%, 12/27/66 144A †	694,463	692,115
	Par	Value
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 6.23%, 07/26/66 144A †	$ 649,143	$ 644,354
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	29,437	28,620
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	192,691	182,283
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 6.43%, 12/15/59 144A †	167,987	166,413
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A
6.18%, 08/25/28 144A	1,184,000	1,181,944
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 6.23%, 09/25/65 144A †	501,949	498,670
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	511,840	456,565
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	480,726	428,502
Nelnet Student Loan Trust, Series 2021-CA, Class AFL
(Floating, CME Term SOFR 1M + 0.85%), 6.18%, 04/20/62 144A †	1,131,205	1,113,074
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, CME Term SOFR 3M + 1.30%, 1.04% Floor), 6.61%, 04/15/34 144A †	1,145,000	1,138,843
Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A, Class AR
(Floating, CME Term SOFR 3M + 1.18%, 0.92% Floor), 6.49%, 10/18/30 144A †	662,393	659,578
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3
4.91%, 11/15/27	2,600,000	2,569,494
OCP CLO, Ltd., Series 2017-13A, Class A2R
(Floating, CME Term SOFR 3M + 1.81%, 1.55% Floor), 7.12%, 07/15/30 144A †	900,000	890,126
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, CME Term SOFR 3M + 1.96%, 1.70% Floor), 7.29%, 10/20/34 144A †	250,000	245,675

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Octagon Investment Partners 31, Ltd., Series 2017-1A, Class AR
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.64%, 07/20/30 144A †	$ 873,782	$ 871,615
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 6.75%, 04/21/34 144A †	750,000	747,361
OHA Credit Funding 4, Ltd., Series 2019-4A, Class AR
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.76%, 10/22/36 144A †	750,000	745,196
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A1
4.65%, 03/14/29 144A	2,450,000	2,397,276
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	3,080,000	3,035,221
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.14%, 10/14/36 144A	641,000	581,194
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	1,700,000	1,665,604
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	1,800,000	1,789,853
OneMain Financial Issuance Trust, Series 2022-S1, Class A
4.13%, 05/14/35 144A	566,000	543,699
OneMain Financial Issuance Trust, Series 2023-1A, Class A
5.50%, 06/14/38 144A	980,000	959,397
OneMain Financial Issuance Trust, Series 2023-2A, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 6.81%, 09/14/36 144A †	936,000	936,166
OZLM Funding IV, Ltd., Series 2013-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.51%), 6.86%, 10/22/30 144A †	653,225	651,625
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40	444,000	388,333
Palmer Square CLO, Ltd., Series 2013-2A, Class A1A3
(Floating, CME Term SOFR 3M + 1.26%, 1.26% Floor), 6.57%, 10/17/31 144A †	250,000	249,029
PFP, Ltd., Series 2021-8, Class A
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.45%, 08/09/37 144A †	930,681	913,242
PFS Financing Corporation, Series 2020-G, Class A
0.97%, 02/15/26 144A	330,000	323,972
	Par	Value
PFS Financing Corporation, Series 2021-A, Class A
0.71%, 04/15/26 144A	$ 230,000	$ 223,401
PFS Financing Corporation, Series 2022-C, Class A
3.89%, 05/15/27 144A	1,005,000	971,379
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	167,000	161,981
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,096,441
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,482,000	1,471,769
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	1,262,000	1,244,988
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 4.99% on 07/25/24), 1.99%, 02/25/61 144A STEP	424,718	402,495
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 6.68%, 07/25/51 144A †	71,160	70,513
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	150,429	126,433
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.38%, 07/25/36 144A †	1,060,387	1,041,239
Ready Capital Mortgage Financing LLC, Series 2022-FL9, Class A
(Floating, CME Term SOFR 1M + 2.47%, 2.47% Floor), 7.79%, 06/25/37 144A †	199,819	200,145
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	110,000	107,199
Regional Management Issuance Trust, Series 2021-1, Class A
1.68%, 03/17/31 144A	129,000	121,441
Regional Management Issuance Trust, Series 2021-2, Class A
1.90%, 08/15/33 144A	221,000	189,124
Regional Management Issuance Trust, Series 2022-2B, Class A
7.10%, 11/17/32 144A	140,000	139,966
Santander Bank Auto Credit-Linked Notes Series, Series 2022-B, Class C
5.92%, 08/16/32 144A	469,650	467,028

	Par	Value
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C
6.99%, 12/15/32 144A	$ 700,563	$ 700,903
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D
8.20%, 12/15/32 144A	318,438	321,002
Santander Bank NA, Series 2021-1A, Class B
1.83%, 12/15/31 144A	169,063	164,818
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3
2.98%, 10/15/26	722,881	717,099
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3
3.40%, 12/15/26	905,448	896,459
Shelter Growth CRE Issuer, Ltd., Series 2023-FL5, Class A
(Floating, CME Term SOFR 1M + 2.75%, 2.75% Floor), 8.08%, 05/19/38 144A †	1,100,000	1,095,916
Signal Peak CLO 12, Ltd., Series 2022-12A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.85%, 07/18/34 144A †	350,000	349,307
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A
(Floating, CME Term SOFR 3M + 1.37%, 1.11% Floor), 6.72%, 04/25/31 144A †	379,265	378,544
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 6.07%, 06/15/33†	146,587	144,582
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 5.91%, 12/16/41†	132,608	128,113
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 10.20%, 10/15/41 144A †	74,209	78,494
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, CME Term SOFR 1M + 1.61%), 6.95%, 05/15/31 144A †	128,264	128,557
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 6.17%, 01/15/37 144A †	227,210	224,642
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	572,236	526,196
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 6.28%, 09/15/37 144A †	57,224	56,596
	Par	Value
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 6.28%, 09/15/54 144A †	$1,610,740	$1,585,197
SMB Private Education Loan Trust, Series 2021-A, Class APL
(Floating, CME Term SOFR 1M + 0.84%), 6.18%, 01/15/53 144A †	514,882	503,872
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	160,000	145,651
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	817,387	721,974
SMB Private Education Loan Trust, Series 2022-A, Class APT
2.85%, 11/16/54 144A	1,318,251	1,176,461
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.11%, 10/15/58 144A †	779,907	786,421
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 6.81%, 01/15/53 144A †	352,402	352,994
SMB Private Education Loan Trust, Series 2023-B, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.11%, 10/16/56 144A †	1,509,403	1,521,087
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	197,000	194,320
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	222,827	211,158
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	66,176	62,191
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	61,404	59,000
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	275,106	251,999
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	161,327	135,011
SoFi Professional Loan Program Trust, Series 2021-B, Class AFX
1.14%, 02/15/47 144A	1,390,682	1,144,710
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	140,309	135,775

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2
4.54%, 02/25/44 144A	$ 463,016	$ 458,570
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,410,082
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, CME Term SOFR 1M + 1.61%, 1.50% Floor), 6.94%, 04/25/35†	59,725	58,631
STWD, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.19% Floor), 6.53%, 07/15/38 144A †	504,688	504,346
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	1,200,000	1,199,011
TCI-Symphony CLO, Ltd., Series 2017-1A, Class AR
(Floating, CME Term SOFR 3M + 1.19%, 0.93% Floor), 6.50%, 07/15/30 144A †	1,664,913	1,657,838
Tesla Auto Lease Trust, Series 2023-B, Class A3
6.13%, 09/21/26 144A	1,100,000	1,100,186
TICP CLO VI, Ltd., Series 2016-6A, Class AR2
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.69%, 01/15/34 144A †	1,000,000	996,646
TICP CLO XIV, Ltd., Series 2019-14A, Class A2R
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.24%, 10/20/32 144A †	250,000	248,425
TierPoint Issuer LLC, Series 2023-1A, Class A2
6.00%, 06/25/53 144A	1,600,000	1,529,356
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	59,145	58,670
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A
4.93%, 06/25/36 144A	1,775,000	1,736,004
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A2A
5.28%, 05/15/26	3,000,000	2,988,714
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
4.71%, 02/15/28	574,000	563,000
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3
5.16%, 04/17/28	372,000	369,155
TRESTLES CLO III, Ltd., Series 2020-3A, Class A1
(Floating, ICE LIBOR USD 3M + 1.33%, 1.33% Floor), 6.92%, 01/20/33 144A †	1,050,000	1,045,463
	Par	Value
TRESTLES CLO, Ltd., Series 2017-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.25%, 0.99% Floor), 6.60%, 04/25/32 144A †	$ 550,000	$ 543,965
Trillium Credit Card Trust II, Series 2023-3A, Class A
(Floating, U.S. SOFR + 0.85%), 6.17%, 08/28/28 144A †	1,500,000	1,501,484
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.76%, 01/20/35 144A †	250,000	248,123
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	160,466	159,285
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	29,092	28,186
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2
3.19%, 07/15/44 144A	623,458	605,679
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, CME Term SOFR 3M + 1.14%), 6.45%, 04/15/27 144A †	139,390	139,142
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3
5.02%, 06/20/28	500,000	495,135
Voya CLO, Ltd., Series 2018-4A, Class BR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.22%, 01/15/32 144A †	250,000	247,975
Westlake Automobile Receivables Trust, Series 2022-2A, Class A3
3.75%, 04/15/26 144A	3,550,000	3,500,528
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	898,240
World Omni Auto Receivables Trust, Series 2022-D, Class A2A
5.51%, 03/16/26	962,540	961,084
World Omni Auto Receivables Trust, Series 2023-A, Class A3
4.83%, 05/15/28	1,400,000	1,379,899
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2A
5.47%, 11/17/25	2,966,033	2,956,104
Total Asset-Backed Securities (Cost $229,717,060)		224,347,812
CERTIFICATES OF DEPOSIT — 0.1%
Bank of Nova Scotia (The)
0.00%, 10/27/23(C) (Cost $1,103,476)	1,500,000	1,100,314

	Par	Value
COMMERCIAL PAPER — 0.2%
Ameren Corporation
5.27%, 10/10/23Ω	$ 200,000	$ 199,722
5.30%, 10/12/23Ω	400,000	399,322
5.35%, 10/25/23Ω	600,000	597,784
Societe Generale SA
5.35%, 03/06/24Ω	1,300,000	1,277,865
Total Commercial Paper (Cost $2,466,270)		2,474,693
CORPORATE BONDS — 18.3%
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,514,730
Air Lease Corporation
0.80%, 08/18/24	490,000	467,359
1.88%, 08/15/26	300,000	266,704
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	200,000	185,456
Alexander Funding Trust
1.84%, 11/15/23 144A	1,355,000	1,346,119
Allison Transmission, Inc.
4.75%, 10/01/27 144A	200,000	184,780
Ally Financial, Inc.
1.45%, 10/02/23	1,600,000	1,600,000
3.88%, 05/21/24	400,000	392,634
5.75%, 11/20/25Δ	200,000	194,345
Ameren Corporation
2.50%, 09/15/24	610,000	590,208
American Electric Power Co., Inc.
0.75%, 11/01/23	180,000	179,225
2.03%, 03/15/24	360,000	353,340
5.70%, 08/15/25Δ	960,000	955,493
American Express Co.
4.90%, 02/13/26	1,865,000	1,830,288
2.55%, 03/04/27	1,000,000	902,075
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	2,015,000	1,987,338
American Honda Finance Corporation
5.25%, 07/07/26Δ	300,000	298,238
American Tower Corporation REIT
2.40%, 03/15/25	15,000	14,228
1.60%, 04/15/26	320,000	287,526
0.45%, 01/15/27(E) Δ	205,000	190,694
0.40%, 02/15/27(E)	300,000	278,247
3.55%, 07/15/27Δ	600,000	551,646
5.50%, 03/15/28	200,000	196,407
5.25%, 07/15/28	730,000	705,644
Amgen, Inc.
5.51%, 03/02/26Δ	1,850,000	1,839,322
5.15%, 03/02/28	1,061,000	1,043,877
Aon Corporation
2.85%, 05/28/27Δ	104,000	94,520
Ardagh Metal Packaging Finance U.S.A. LLC
3.25%, 09/01/28 144A	290,000	242,129
AT&T, Inc.
3.55%, 11/18/25(E)	490,000	512,504
	Par	Value
Athene Global Funding
(Floating, U.S. SOFR Index + 0.70%), 6.04%, 05/24/24 144A †	$1,000,000	$ 995,982
AutoZone, Inc.
5.05%, 07/15/26	1,230,000	1,212,504
Aviation Capital Group LLC
4.38%, 01/30/24 144A	1,000,000	991,354
Bank of America Corporation
(Variable, U.S. SOFR + 0.73%), 0.81%, 10/24/24^	1,850,000	1,842,935
(Variable, U.S. SOFR + 0.69%), 0.98%, 04/22/25^	2,855,000	2,766,579
(Variable, CME Term SOFR 3M + 1.35%), 3.09%, 10/01/25^	1,500,000	1,450,964
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/06/25Δ ^	1,860,000	1,756,868
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26^	480,000	459,518
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	579,000	531,162
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,600,000	1,564,284
(Variable, U.S. SOFR + 1.99%), 6.20%, 11/10/28Δ ^	229,000	230,119
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	350,000	337,312
Berry Global, Inc.
1.57%, 01/15/26	1,600,000	1,446,843
Blue Owl Capital Corporation
4.25%, 01/15/26Δ	510,000	477,452
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	306,483
BMW U.S. Capital LLC
5.05%, 08/11/28 144A Δ	1,000,000	978,503
Boeing Co. (The)
1.43%, 02/04/24	1,200,000	1,181,037
2.20%, 02/04/26	929,000	853,205
Booking Holdings, Inc.
0.10%, 03/08/25(E)	160,000	160,112
Brighthouse Financial Global Funding
1.00%, 04/12/24 144A	330,000	321,201
1.75%, 01/13/25 144A	1,330,000	1,254,921
Broadcom Corporation
3.88%, 01/15/27Δ	732,000	688,034
Brunswick Corporation
0.85%, 08/18/24Δ	1,045,000	996,899
Cantor Fitzgerald LP
4.88%, 05/01/24 144A	1,800,000	1,774,237
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.08%), 5.47%, 02/01/29^	236,000	224,781
(Variable, U.S. SOFR + 2.64%), 6.31%, 06/08/29Δ ^	1,730,000	1,691,617
Carnival Corporation
4.00%, 08/01/28 144A Δ	375,000	325,461

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Caterpillar Financial Services Corporation
4.35%, 05/15/26Δ	$ 700,000	$ 684,509
CCO Holdings LLC
5.13%, 05/01/27 144A	750,000	699,571
CenterPoint Energy Resources Corporation
5.25%, 03/01/28	27,000	26,665
Charles Schwab Corporation (The)
5.88%, 08/24/26	1,505,000	1,500,632
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	625,505
Citigroup, Inc.
(Variable, U.S. SOFR + 1.53%), 3.29%, 03/17/26^	1,000,000	957,262
(Variable, U.S. SOFR + 1.55%), 5.61%, 09/29/26^	1,495,000	1,480,115
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	1,004,000	887,721
Citizens Bank NA
(Variable, U.S. SOFR + 1.45%), 6.06%, 10/24/25^	1,000,000	965,255
Civitas Resources, Inc.
8.38%, 07/01/28 144A	710,000	723,313
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A	755,000	757,663
CommonSpirit Health
1.55%, 10/01/25	800,000	734,056
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	965,553
Concentrix Corporation
6.65%, 08/02/26Δ	1,320,000	1,312,540
Corebridge Financial, Inc.
3.50%, 04/04/25	2,000,000	1,919,544
3.65%, 04/05/27	600,000	555,899
Crown Castle, Inc. REIT
1.05%, 07/15/26Δ	360,000	316,119
4.80%, 09/01/28Δ	980,000	931,058
CrownRock LP
5.63%, 10/15/25 144A	215,000	211,774
CVS Health Corporation
5.00%, 02/20/26	860,000	846,813
4.30%, 03/25/28	23,000	21,774
Daimler Truck Finance North America LLC
1.13%, 12/14/23 144A	1,000,000	990,255
1.63%, 12/13/24 144A Δ	590,000	560,780
5.20%, 01/17/25 144A	360,000	356,861
5.60%, 08/08/25 144A	700,000	695,878
5.15%, 01/16/26 144A	900,000	888,497
2.00%, 12/14/26 144A	150,000	134,087
Diamondback Energy, Inc.
3.25%, 12/01/26	467,000	436,876
DPL, Inc.
4.13%, 07/01/25	200,000	189,839
Edison International
4.70%, 08/15/25Δ	915,000	890,980
	Par	Value
Elevance Health, Inc.
5.35%, 10/15/25Δ	$ 190,000	$ 188,853
3.65%, 12/01/27	700,000	649,227
Enact Holdings, Inc.
6.50%, 08/15/25 144A	200,000	197,189
Enbridge Energy Partners LP
5.88%, 10/15/25	110,000	110,001
Energy Transfer LP
4.05%, 03/15/25	867,000	843,384
2.90%, 05/15/25Δ	360,000	342,162
EnLink Midstream Partners LP
4.15%, 06/01/25	110,000	105,111
Enterprise Products Operating LLC
4.15%, 10/16/28	600,000	562,923
EQM Midstream Partners LP
6.50%, 07/01/27 144A	80,000	78,198
5.50%, 07/15/28Δ	220,000	206,698
Equinix, Inc. REIT
2.63%, 11/18/24Δ	985,000	948,077
1.45%, 05/15/26Δ	220,000	196,565
1.80%, 07/15/27	550,000	475,316
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,421,425
Evergy, Inc.
2.45%, 09/15/24	1,020,000	985,689
Eversource Energy
4.75%, 05/15/26Δ	330,000	322,743
2.90%, 03/01/27Δ	550,000	502,620
5.45%, 03/01/28Δ	330,000	326,415
Exelon Corporation
2.75%, 03/15/27	200,000	181,756
5.15%, 03/15/28	395,000	387,903
F&G Global Funding
0.90%, 09/20/24 144A	1,860,000	1,757,068
Fidelity National Information Services, Inc.
1.15%, 03/01/26	1,347,000	1,207,460
4.70%, 07/15/27	244,000	236,641
Fifth Third Bank NA
(Variable, U.S. SOFR Index + 1.23%), 5.85%, 10/27/25^	630,000	620,004
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	440,000	419,333
Fiserv, Inc.
3.20%, 07/01/26	545,000	509,835
Florida Power & Light Co.
5.05%, 04/01/28Δ	189,000	186,723
Ford Motor Credit Co. LLC
3.37%, 11/17/23	750,000	746,312
5.58%, 03/18/24	300,000	298,400
2.30%, 02/10/25	1,300,000	1,220,612
5.13%, 06/16/25	640,000	620,111
FS KKR Capital Corporation
4.25%, 02/14/25 144A Δ	880,000	843,050

	Par	Value
GA Global Funding Trust
1.63%, 01/15/26 144A	$ 400,000	$ 357,314
Gartner, Inc.
4.50%, 07/01/28 144A Δ	175,000	159,862
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	1,075,000	1,070,072
General Mills, Inc.
5.24%, 11/18/25Δ	205,000	203,222
General Motors Financial Co., Inc.
(Floating, U.S. SOFR + 1.20%), 6.54%, 11/17/23†	2,014,000	2,015,677
1.05%, 03/08/24	675,000	660,069
1.20%, 10/15/24Δ	900,000	855,744
6.05%, 10/10/25	239,000	237,995
5.40%, 04/06/26	1,310,000	1,283,234
2.35%, 02/26/27Δ	195,000	171,959
Glencore Funding LLC
4.63%, 04/29/24 144A	1,200,000	1,188,175
6.13%, 10/06/28 144A	704,000	703,131
Global Payments, Inc.
1.20%, 03/01/26	2,338,000	2,086,294
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.51%), 5.85%, 09/10/24†	315,000	314,298
(Variable, U.S. SOFR + 0.49%), 0.93%, 10/21/24^	1,900,000	1,885,023
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26Δ ^	810,000	750,958
(Variable, U.S. SOFR + 1.08%), 5.80%, 08/10/26^	1,886,000	1,872,156
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28^	377,000	336,306
Golub Capital BDC, Inc.
3.38%, 04/15/24	575,000	564,854
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	193,516
HCA, Inc.
5.38%, 02/01/25	525,000	519,718
5.25%, 04/15/25	1,023,000	1,010,706
5.88%, 02/15/26	295,000	293,437
Healthpeak OP LLC REIT
1.35%, 02/01/27Δ	195,000	169,753
Hess Corporation
4.30%, 04/01/27	428,000	406,713
Hewlett Packard Enterprise Co.
6.10%, 04/01/26Δ	1,920,000	1,918,182
Honeywell International, Inc.
3.50%, 05/17/27(E)	220,000	229,927
HSBC U.S.A., Inc.
5.63%, 03/17/25	1,500,000	1,491,551
Huntington National Bank (The)
(Variable, U.S. SOFR + 1.22%), 5.70%, 11/18/25^	825,000	806,727
Hyundai Capital America
1.00%, 09/17/24 144A	855,000	814,754
5.50%, 03/30/26 144A	1,300,000	1,283,399
5.65%, 06/26/26 144A Δ	2,200,000	2,182,059
	Par	Value
1.65%, 09/17/26 144A	$ 510,000	$ 450,306
Illumina, Inc.
5.80%, 12/12/25	300,000	298,157
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	1,000,000	896,766
Invitation Homes Operating Partnership LP REIT
5.45%, 08/15/30	395,000	376,481
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	188,726
John Deere Capital Corporation
5.15%, 09/08/26Δ	665,000	663,138
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.98%), 3.85%, 06/14/25^	1,770,000	1,739,099
(Variable, CME Term SOFR 3M + 0.58%), 0.97%, 06/23/25^	1,000,000	959,973
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25Δ ^	1,610,000	1,599,443
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	391,000	367,102
(Variable, U.S. SOFR + 1.32%), 4.08%, 04/26/26Δ ^	940,000	912,473
(Variable, U.S. SOFR + 1.99%), 4.85%, 07/25/28Δ ^	790,000	761,722
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	300,000	252,946
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	1,135,000	1,104,776
KeyBank NA
4.70%, 01/26/26	340,000	322,515
L3Harris Technologies, Inc.
5.40%, 01/15/27	721,000	715,128
4.40%, 06/15/28	241,000	228,213
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 144A Δ	200,000	175,119
Lennar Corporation
4.50%, 04/30/24Δ	1,000,000	990,699
Manufacturers & Traders Trust Co.
4.65%, 01/27/26Δ	1,720,000	1,639,867
Marathon Petroleum Corporation
4.70%, 05/01/25Δ	130,000	127,352
Matador Resources Co.
5.88%, 09/15/26	305,000	294,667
McDonald’s Corporation
(Floating, Australian BBSW 3M + 1.13%), 5.25%, 03/08/24(A) †	2,000,000	1,287,823
Mercedes-Benz Finance North America LLC
4.95%, 03/30/25 144A Δ	765,000	758,632
Microchip Technology, Inc.
0.97%, 02/15/24	1,380,000	1,354,766
4.25%, 09/01/25	138,000	133,554
MMS U.S.A. Holdings, Inc.
0.63%, 06/13/25(E)	100,000	99,584

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Morgan Stanley
1.75%, 03/11/24(E)	$ 205,000	$ 214,546
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	1,015,000	995,470
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	790,000	766,885
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25^	525,000	494,827
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25^	3,060,000	2,889,444
(Variable, U.S. SOFR + 1.77%), 6.14%, 10/16/26^	980,000	981,198
(Variable, U.S. SOFR + 2.24%), 6.30%, 10/18/28^	1,300,000	1,310,441
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	420,000	404,238
(Variable, U.S. SOFR + 1.63%), 5.45%, 07/20/29^	559,000	544,956
Morgan Stanley Bank NA
4.75%, 04/21/26	630,000	615,972
MPLX LP
4.25%, 12/01/27	400,000	375,919
MPT Operating Partnership LP REIT
5.00%, 10/15/27Δ	350,000	271,765
Nasdaq, Inc.
5.65%, 06/28/25	210,000	209,431
5.35%, 06/28/28	900,000	884,095
National Grid North America, Inc.
0.41%, 01/20/26(E)	100,000	97,009
4.15%, 09/12/27(E) Δ	351,000	369,403
National Rural Utilities Cooperative Finance Corporation
1.88%, 02/07/25	714,000	678,536
4.45%, 03/13/26Δ	1,110,000	1,084,655
New Fortress Energy, Inc.
6.50%, 09/30/26 144A	185,000	170,535
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24Δ	715,000	705,019
6.05%, 03/01/25	825,000	826,543
5.75%, 09/01/25	1,361,000	1,357,622
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	396,770
NiSource, Inc.
5.25%, 03/30/28Δ	572,000	560,963
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24 144A	775,000	735,976
Nordstrom, Inc.
2.30%, 04/08/24	250,000	245,033
Occidental Petroleum Corporation
8.50%, 07/15/27Δ	600,000	643,023
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 144A	290,000	277,111
OneMain Finance Corporation
7.13%, 03/15/26	200,000	196,079
ONEOK, Inc.
5.55%, 11/01/26	1,440,000	1,430,961
5.65%, 11/01/28Δ	194,000	191,559
	Par	Value
Oracle Corporation
1.65%, 03/25/26Δ	$1,944,000	$1,761,360
2.65%, 07/15/26	376,000	346,806
4.50%, 05/06/28Δ	100,000	95,364
Otis Worldwide Corporation
5.25%, 08/16/28	22,000	21,640
Ovintiv, Inc.
5.65%, 05/15/25	960,000	954,863
Pacific Gas and Electric Co.
3.85%, 11/15/23	100,000	99,726
3.75%, 02/15/24	200,000	198,133
4.95%, 06/08/25	1,000,000	976,898
3.45%, 07/01/25	146,000	138,579
2.10%, 08/01/27	600,000	513,407
Pacific Life Global Funding II
(Floating, U.S. SOFR + 0.62%), 5.96%, 06/04/26 144A †	500,000	492,187
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	94,446
Pennsylvania Electric Co.
5.15%, 03/30/26 144A	480,000	471,248
Penske Truck Leasing Co. LP
3.45%, 07/01/24 144A	1,500,000	1,471,666
2.70%, 11/01/24 144A	1,105,000	1,064,215
1.20%, 11/15/25 144A	395,000	355,510
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	24,000	21,292
Pioneer Natural Resources Co.
1.13%, 01/15/26Δ	380,000	343,579
5.10%, 03/29/26	235,000	232,060
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.09%), 4.76%, 01/26/27^	945,000	918,876
PRA Group, Inc.
7.38%, 09/01/25 144A	200,000	194,985
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A Δ	200,000	198,835
Procter & Gamble Co. (The)
3.25%, 08/02/26(E)	217,000	226,808
PulteGroup, Inc.
5.00%, 01/15/27	64,000	62,608
Qorvo, Inc.
1.75%, 12/15/24 144A	620,000	583,329
Quanta Services, Inc.
0.95%, 10/01/24	385,000	364,318
Regal Rexnord Corporation
6.05%, 02/15/26 144A Δ	825,000	816,172
RTX Corporation
3.95%, 08/16/25	719,000	696,052
Ryder System, Inc.
3.65%, 03/18/24Δ	900,000	890,263
2.85%, 03/01/27	475,000	432,681
Sabine Pass Liquefaction LLC
5.75%, 05/15/24Δ	248,000	247,525
5.63%, 03/01/25	391,000	388,639

	Par	Value
San Diego Gas & Electric Co.
4.95%, 08/15/28Δ	$ 835,000	$ 813,530
SBA Tower Trust REIT
2.84%, 01/15/25 144A	3,225,000	3,087,765
1.88%, 01/15/26 144A	680,000	615,328
1.63%, 11/15/26 144A	800,000	692,767
Sempra
3.30%, 04/01/25	390,000	375,046
Sirius XM Radio, Inc.
3.13%, 09/01/26 144A Δ	200,000	178,458
Sonoco Products Co.
2.25%, 02/01/27Δ	470,000	417,323
Southern California Edison Co.
5.65%, 10/01/28	45,000	44,941
Southern Co. (The)
4.48%, 08/01/24 STEP	707,000	696,964
Sprint LLC
7.13%, 06/15/24	872,000	878,059
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	166,875	165,151
Starwood Property Trust, Inc.
4.75%, 03/15/25Δ	200,000	191,588
Steel Dynamics, Inc.
2.40%, 06/15/25Δ	35,000	32,900
Synchrony Bank
5.40%, 08/22/25	1,600,000	1,542,727
Synchrony Financial
4.88%, 06/13/25	18,000	17,264
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	180,000	163,560
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	260,596	244,256
T-Mobile U.S.A., Inc.
2.25%, 02/15/26	851,000	784,158
2.63%, 04/15/26Δ	337,000	311,967
3.75%, 04/15/27	506,000	472,986
3.38%, 04/15/29	500,000	440,227
Travel + Leisure Co.
6.63%, 07/31/26 144A	200,000	194,770
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	499,924
UnitedHealth Group, Inc.
4.25%, 01/15/29	188,000	179,047
Verizon Communications, Inc.
4.33%, 09/21/28	117,000	109,985
Viasat, Inc.
5.63%, 04/15/27 144A	270,000	234,225
Virginia Electric and Power Co.
3.80%, 04/01/28	113,000	105,456
Vistra Operations Co. LLC
4.88%, 05/13/24 144A	365,000	361,281
3.55%, 07/15/24 144A	900,000	877,947
5.63%, 02/15/27 144A	250,000	237,313
5.00%, 07/31/27 144A	200,000	184,088
VMware, Inc.
1.00%, 08/15/24Δ	770,000	737,756
	Par	Value
3.90%, 08/21/27	$ 845,000	$ 787,673
Volkswagen Group of America Finance LLC
3.95%, 06/06/25 144A	2,410,000	2,331,868
5.70%, 09/12/26 144A Δ	1,710,000	1,701,436
Warnermedia Holdings, Inc.
3.64%, 03/15/25	300,000	289,435
3.79%, 03/15/25	600,000	579,557
WEC Energy Group, Inc.
4.75%, 01/09/26	765,000	749,631
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.51%), 0.81%, 05/19/25Δ ^	405,000	390,650
(Variable, U.S. SOFR + 1.32%), 3.91%, 04/25/26^	1,420,000	1,368,638
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26Δ ^	505,000	490,605
(Variable, U.S. SOFR + 1.51%), 3.53%, 03/24/28^	550,000	505,383
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	81,000	77,313
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	1,135,000	1,107,752
Wells Fargo Bank NA
5.45%, 08/07/26	1,410,000	1,401,027
WESCO Distribution, Inc.
7.13%, 06/15/25 144A	210,000	210,718
Western Midstream Operating LP
4.65%, 07/01/26	83,000	79,807
6.35%, 01/15/29	190,000	190,568
Westinghouse Air Brake Technologies Corporation
4.15%, 03/15/24Δ	1,600,000	1,585,065
3.20%, 06/15/25	325,000	308,884
Williams Cos., Inc. (The)
5.40%, 03/02/26Δ	2,029,000	2,013,912
5.30%, 08/15/28Δ	528,000	516,793
Workday, Inc.
3.50%, 04/01/27Δ	213,000	198,825
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,075,000	1,021,306
Total Corporate Bonds (Cost $209,409,002)		203,122,110
FOREIGN BONDS — 8.8%
Australia — 0.5%
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.69%), 1.20%, 10/14/25 144A ^	800,000	758,883
National Australia Bank, Ltd.
4.94%, 01/12/28	250,000	244,931
NBN Co., Ltd.
0.88%, 10/08/24 144A	880,000	836,152
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/25	1,000,000	960,223
Transurban Queensland Finance Pty., Ltd.
(Floating, Australian BBSW 3M + 2.05%), 6.17%, 12/16/24(A) †	720,000	467,482

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Woodside Finance, Ltd.
3.65%, 03/05/25 144A	$1,900,000	$ 1,833,032
3.70%, 09/15/26 144A	400,000	375,346
		5,476,049
Belgium — 0.0%
KBC Group NV
(Variable, 1.10% - EUR Swap Rate 5Y), 0.50%, 12/03/29(E) ^	200,000	198,594
Canada — 1.3%
Canadian Pacific Railway Co.
1.35%, 12/02/24Δ	1,461,000	1,385,477
CDP Financial, Inc.
1.00%, 05/26/26 144A Δ	520,000	466,332
CPPIB Capital, Inc.
0.50%, 09/16/24 144A	1,265,000	1,203,476
4.13%, 10/21/24 144A	2,200,000	2,165,967
Element Fleet Management Corporation
1.60%, 04/06/24 144A	315,000	307,513
Enbridge, Inc.
2.50%, 02/14/25	850,000	810,210
GFL Environmental, Inc.
3.75%, 08/01/25 144A	175,000	166,060
5.13%, 12/15/26 144A	175,000	166,880
goeasy, Ltd.
5.38%, 12/01/24 144A	200,000	197,177
National Bank of Canada
0.75%, 08/06/24Δ	1,485,000	1,418,612
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	609,824
4.00%, 04/20/28 144A	555,000	528,331
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A	1,065,000	1,028,620
Rogers Communications, Inc.
3.20%, 03/15/27	792,000	724,735
Royal Bank of Canada
6.00%, 11/01/27	341,000	343,684
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	305,000	315,843
TransCanada PipeLines, Ltd.
1.00%, 10/12/24Δ	1,000,000	950,302
6.20%, 03/09/26	2,010,000	2,007,844
		14,796,887
France — 1.0%
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25 144A Δ	1,865,000	1,740,325
5.90%, 07/13/26 144A	1,785,000	1,775,936
Banque Stellantis France SACA
0.00%, 01/22/25(E)	100,000	100,020
BNP Paribas SA
3.38%, 01/09/25 144A	700,000	675,793
BPCE SA
0.63%, 04/28/25(E)	100,000	100,122
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	1,815,000	1,796,024
	Par	Value
Credit Agricole SA
5.59%, 07/05/26 144A	$1,995,000	$ 1,980,503
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	223,393
Societe Generale SA
2.63%, 01/22/25 144A	2,800,000	2,662,881
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	200,000	178,635
WPP Finance SA
4.13%, 05/30/28(E)	120,000	125,899
		11,359,531
Germany — 0.1%
Commerzbank AG
(Variable, 1.30% - Euribor 3M), 0.75%, 03/24/26(E) ^	100,000	99,649
E.ON SE
0.88%, 01/08/25(E)	50,000	50,830
Traton Finance Luxembourg SA
0.00%, 06/14/24(E)	100,000	102,581
0.13%, 11/10/24(E)	100,000	100,922
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	300,000	314,726
4.25%, 01/07/26(E)	200,000	210,017
2.50%, 07/31/26(E)	100,000	99,859
Volkswagen Financial Services AG
0.88%, 01/31/28(E)	120,000	108,652
Volkswagen Leasing GmbH
0.38%, 07/20/26(E)	60,000	56,998
		1,144,234
Ireland — 0.5%
AerCap Ireland Capital DAC
1.15%, 10/29/23	1,330,000	1,325,000
2.88%, 08/14/24	150,000	145,737
1.65%, 10/29/24	2,585,000	2,459,889
3.50%, 01/15/25	500,000	482,539
2.45%, 10/29/26	150,000	134,429
CA Auto Bank SpA
0.00%, 04/16/24(E)	100,000	103,420
CRH SMW Finance DAC
4.00%, 07/11/27(E)	170,000	179,359
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	105,563
Fresenius Finance Ireland PLC
0.00%, 10/01/25(E)	100,000	97,260
Linde PLC
3.63%, 06/12/25(E)	200,000	210,687
SMBC Aviation Capital Finance DAC
3.55%, 04/15/24 144A Δ	800,000	788,884
		6,032,767
Italy — 0.1%
ACEA SpA
0.00%, 09/28/25(E)	100,000	97,463
ASTM SpA
1.00%, 11/25/26(E)	170,000	161,576

	Par	Value
Eni SpA
3.63%, 05/19/27(E)	$ 240,000	$ 249,659
Snam SpA
0.00%, 08/15/25(E)	100,000	97,998
Telecom Italia SpA
5.30%, 05/30/24 144A Δ	200,000	196,834
		803,530
Japan — 2.0%
Japan Treasury Discount Bill
0.00%, 11/06/23(J) »	400,000,000	2,677,214
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 4.79%, 07/18/25^	900,000	889,731
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 07/19/25^	1,880,000	1,802,405
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.96%, 10/11/25^	3,185,000	3,012,734
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%), 5.72%, 02/20/26^	990,000	984,587
Mizuho Financial Group, Inc.
0.52%, 06/10/24(E)	100,000	103,174
Nissan Motor Co., Ltd.
2.65%, 03/17/26(E) Δ	649,000	654,730
Nomura Holdings, Inc.
1.85%, 07/16/25	2,700,000	2,499,052
2.33%, 01/22/27	600,000	528,263
NTT Finance Corporation
4.37%, 07/27/27 144A	200,000	192,732
Renesas Electronics Corporation
1.54%, 11/26/24 144A	1,245,000	1,172,784
Sumitomo Mitsui Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.25%), 5.54%, 10/16/24(A) †	1,000,000	644,455
1.47%, 07/08/25	1,100,000	1,017,949
5.46%, 01/13/26	1,700,000	1,683,497
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/16/24 144A	1,000,000	951,863
2.55%, 03/10/25 144A	1,000,000	953,542
5.65%, 09/14/26 144A	2,500,000	2,490,933
		22,259,645
Jersey — 0.0%
Aptiv PLC
2.40%, 02/18/25Δ	355,000	337,919
Heathrow Funding, Ltd.
1.50%, 10/12/25(E)	185,000	185,244
		523,163
Netherlands — 0.6%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	898,135
	Par	Value
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	$ 110,000	$ 112,903
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.73%), 1.98%, 12/15/27 144A ^	1,000,000	876,455
Enel Finance International NV
2.65%, 09/10/24	500,000	483,875
ING Groep NV
(Variable, 0.60% - Euribor 3M), 0.10%, 09/03/25(E) ^	100,000	101,773
(Variable, U.S. SOFR + 1.64%), 3.87%, 03/28/26^	800,000	772,328
JDE Peet's NV
0.80%, 09/24/24 144A Δ	430,000	408,249
LeasePlan Corporation NV
2.88%, 10/24/24 144A	1,900,000	1,828,652
Mercedes-Benz International Finance BV
0.25%, 11/06/23(E) Δ	90,000	94,814
NXP BV
2.70%, 05/01/25	50,000	47,505
4.30%, 06/18/29	185,000	169,544
Redexis Gas Finance BV
1.88%, 05/28/25(E)	100,000	101,399
Sartorius Finance BV
4.25%, 09/14/26(E)	300,000	317,558
Toyota Motor Finance Netherlands BV
0.00%, 10/27/25(E)	100,000	97,205
		6,310,395
Norway — 0.1%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	834,028
Var Energi ASA
7.50%, 01/15/28 144A	410,000	421,432
		1,255,460
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
1.25%, 11/24/23 144A	490,000	486,707
South Korea — 0.2%
KT Corporation
4.00%, 08/08/25 144A Δ	2,200,000	2,134,156
Spain — 0.1%
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 5.74%, 06/30/24^	800,000	798,598
Sweden — 0.3%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/25 144A	2,000,000	1,818,056
Svensk Exportkredit AB
4.00%, 07/15/25	780,000	762,169

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Volvo Treasury AB
0.00%, 05/09/24(E)	$ 210,000	$ 216,563
		2,796,788
Switzerland — 0.7%
Credit Suisse AG
3.70%, 02/21/25	500,000	482,114
7.50%, 02/15/28	600,000	627,933
SIG Combibloc PurchaseCo S.a.r.l.
2.13%, 06/18/25(E)	100,000	101,563
UBS Group AG
(Variable, 0.55% - EURIBOR ICE SWAP RATE), 0.25%, 01/29/26(E) ^	200,000	198,981
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A ^	3,000,000	2,962,904
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 4.70%, 08/05/27 144A Δ ^	900,000	863,313
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.49%, 08/10/27 144A ^	550,000	480,271
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A Δ ^	1,675,000	1,673,014
		7,390,093
United Kingdom — 1.3%
Barclays PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24^	845,000	835,853
4.38%, 01/12/26	700,000	671,043
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	943,685
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.30%), 5.30%, 08/09/26Δ ^	900,000	881,770
(Variable, U.S. SOFR + 2.21%), 5.83%, 05/09/27Δ ^	504,000	495,150
British Telecommunications PLC
4.25%, 01/06/33(E)	190,000	196,202
HSBC Holdings PLC
(Floating, CME Term SOFR 3M + 1.49%), 6.90%, 03/11/25†	3,000,000	3,007,739
(Variable, U.S. SOFR + 3.35%), 7.39%, 11/03/28^	200,000	206,985
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	200,000	184,979
Informa PLC
2.13%, 10/06/25(E)	485,000	491,648
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	1,500,000	1,439,081
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	1,000,000	972,782
	Par	Value
LSEGA Financing PLC
0.65%, 04/06/24 144A	$ 200,000	$ 194,535
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	100,521
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	900,000	888,634
NatWest Markets PLC
(Floating, U.S. SOFR + 1.45%), 6.79%, 03/22/25†	1,500,000	1,509,950
Reckitt Benckiser Treasury Services PLC
3.63%, 09/14/28(E)	310,000	324,513
Rolls-Royce PLC
5.75%, 10/15/27 144A	350,000	338,068
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	500,000	503,000
		14,186,138
Total Foreign Bonds (Cost $101,761,974)		97,952,735
MORTGAGE-BACKED SECURITIES — 14.6%
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.60%, 04/15/34 144A †	350,000	318,195
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 5.55%, 11/25/46†	534,264	163,501
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.35%, 01/25/67 144A † γ	293,124	257,326
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.59% on 09/25/27), 6.50%, 12/25/67 144A STEP	219,337	217,904
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	217,979	210,916
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
4.37%, 01/25/34† γ	20,146	18,492
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	596,658
BBCMS Mortgage Trust, Series 2023-C19, Class A2B
5.75%, 04/15/56	460,000	449,458
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
4.83%, 01/25/34† γ	46,616	44,993
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.68%, 07/25/34† γ	44,049	39,273

	Par	Value
Bellemeade Re, Ltd., Series 2021-3A, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor), 6.31%, 09/25/31 144A †	$ 403,291	$ 401,948
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	1,000,000	913,686
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.96%, 04/15/55† γ	225,000	177,732
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	545,000	551,655
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	479,353	479,294
BX Commercial Mortgage Trust, Series 2019-XL, Class A
(Floating, CME Term SOFR 1M + 1.03%, 0.92% Floor), 6.37%, 10/15/36 144A †	701,607	699,837
BX Commercial Mortgage Trust, Series 2019-XL, Class B
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.53%, 10/15/36 144A †	569,500	566,150
BX Commercial Mortgage Trust, Series 2019-XL, Class D
(Floating, CME Term SOFR 1M + 1.56%, 1.45% Floor), 6.90%, 10/15/36 144A †	352,750	349,832
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, CME Term SOFR 1M + 1.24%, 1.13% Floor), 6.58%, 10/15/37 144A †	994,000	979,932
BX Trust, Series 2018-BILT, Class D
(Floating, CME Term SOFR 1M + 2.07%, 1.77% Floor), 7.40%, 05/15/30 144A †	235,000	231,126
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 6.73%, 06/15/36 144A †	150,000	143,091
BX Trust, Series 2023-DELC, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 8.02%, 05/15/38 144A †	510,000	511,946
CENT Trust, Series 2023-CITY, Class A
(Floating, CME Term SOFR 1M + 2.62%, 2.62% Floor), 7.95%, 09/15/28 144A †	490,000	491,088
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,060,143	1,009,253
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 6.33%, 07/25/49 144A †	34,853	33,398
	Par	Value
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	$ 71,201	$ 61,335
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	338,641	324,102
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	559,066	535,100
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 7.92%, 08/15/36 144A †	335,000	334,784
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	211,702	191,346
COMM Mortgage Trust, Series 2013-CR8, Class B
3.74%, 06/10/46 144A † γ	161,889	150,456
COMM Mortgage Trust, Series 2014-CR21, Class A3
3.53%, 12/10/47	510,894	495,774
COMM Mortgage Trust, Series 2014-LC15, Class A4
4.01%, 04/10/47	170,000	168,456
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	51,674	51,269
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	55,323	54,414
COMM Mortgage Trust, Series 2015-PC1, Class A4
3.62%, 07/10/50	150,581	146,778
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.26%), 7.58%, 11/25/39 144A †	1,073,899	1,074,530
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.86%, 10/25/41 144A †	1,050,000	1,048,745
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
2.02%, 01/15/49† IO γ	600,091	20,996
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	305,767	274,077
CSMC, Series 2021-980M, Class C
3.20%, 07/15/31 144A	150,000	131,384
CSMC, Series 2021-BHAR, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.60%, 11/15/38 144A †	770,000	762,190
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	279,517	255,755

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.19% on 11/25/23), 6.37%, 10/25/36 STEP	$ 87,000	$ 68,083
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.19% on 11/25/23), 6.39%, 10/25/36 STEP	87,000	68,082
Eagle RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.55%, 1.55% Floor), 6.86%, 04/25/34 144A †	185,204	185,217
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.53%, 07/15/38 144A †	1,910,480	1,896,112
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.31%, 11/25/41 144A †	3,000,000	2,955,959
Federal Home Loan Mortgage Corporation
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.18% Cap), 5.94%, 07/01/27†	890	877
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.23% Cap), 4.91%, 11/01/31†	7,088	6,940
3.00%, 12/01/31	172,629	160,585
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 5.25%, 04/01/32†	1,590	1,573
3.00%, 09/01/32	144,558	133,944
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.71% Cap), 4.87%, 06/01/33†	137,545	138,378
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 10.84% Cap), 5.50%, 08/01/35†	21,164	20,884
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.44% Cap), 5.36%, 09/01/35†	46,918	47,068
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 10.81% Cap), 4.32%, 10/01/35†	48,628	49,087
3.00%, 02/01/36	37,898	33,889
4.00%, 11/01/36	4,497	4,127
4.00%, 06/01/37	59,497	54,599
	Par	Value
4.50%, 10/01/37	$ 75,610	$ 73,102
4.50%, 07/01/47	31,985	30,076
4.50%, 03/01/49	1,531,128	1,438,448
4.50%, 01/01/50	142,558	134,760
4.00%, 10/01/52	490,706	437,407
4.00%, 12/01/52	522,828	466,115
4.00%, 04/01/53	297,962	265,520
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.93%, 10/15/36†	559,903	547,646
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	12,164	11,952
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	85,477	82,874
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	21,640	21,359
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	222,235	195,814
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	70,085	68,017
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	194,035	177,390
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	320,595	304,070
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.88%, 06/15/49†	348,949	335,945
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	169,975	144,569
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	105,976	90,877
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	131,261	115,767
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	373,739	324,577
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	2,361,645	2,159,943
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,650,132	1,454,342
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	667,593	623,320

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	$1,901,763	$1,580,304
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.81%), 7.13%, 01/25/50 144A †	61,601	61,628
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.96%), 7.28%, 02/25/50 144A †	79,961	80,130
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.96%, 01/25/34 144A †	737,753	737,476
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 6.81%, 10/25/41 144A †	1,850,000	1,825,778
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.41%, 03/25/42 144A †	451,276	455,082
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-DNA4, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.06%), 7.38%, 10/25/49 144A †	15,938	15,959
Federal National Mortgage Association
2.50%, 12/01/27	190,112	180,847
3.00%, 09/01/30	104,666	97,639
3.00%, 02/01/31	649,418	604,113
3.00%, 04/01/31	10,675	9,932
1.50%, 06/01/31	1,867,809	1,660,351
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.66% Cap), 4.74%, 09/01/31†	15,813	15,580
2.50%, 10/01/31	246,963	223,158
2.50%, 11/01/31	576,121	519,382
2.50%, 01/01/32	4,015	3,663
3.00%, 03/01/32	386,202	357,386
3.00%, 07/01/32	386,269	357,434
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.31%, 1.31% Floor, 11.27% Cap), 6.56%, 08/01/32†	82,862	82,623
	Par	Value
3.00%, 11/01/32	$ 37,562	$ 34,751
3.00%, 12/01/32	397,329	367,689
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.73% Cap), 4.38%, 12/01/32†	194,268	189,967
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 6.14%, 06/01/33†	3,596	3,572
4.00%, 09/01/33	731,174	695,704
3.00%, 11/01/33	1,613,120	1,495,647
3.00%, 02/01/34	756,082	699,615
4.00%, 05/01/34	367,727	352,906
3.00%, 02/01/35	93,731	86,733
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 3.96%, 02/01/35†	19,167	18,927
3.00%, 09/01/35	68,192	61,019
3.50%, 05/01/37	398,387	374,637
4.00%, 07/01/37	21,298	19,518
4.50%, 08/01/37	537,137	518,440
4.00%, 09/01/37	26,547	24,328
4.50%, 10/01/37	870,678	837,641
5.00%, 10/01/37	43,206	42,401
4.50%, 11/01/37	56,357	54,454
4.50%, 02/01/38	398,531	385,384
5.00%, 02/01/38	3,294,915	3,236,957
5.50%, 02/01/38‡‡	3,053,895	3,060,241
4.00%, 03/01/38	18,171	16,652
4.50%, 05/01/38	66,460	63,986
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.49% Cap), 5.06%, 05/01/38†	402,088	409,584
5.50%, 05/01/38	122,215	122,447
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 10.60% Cap), 5.63%, 08/01/42†	64,034	62,141
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.86% Cap), 5.63%, 08/01/42†	68,201	66,053
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.74%, 1.74% Floor, 8.66% Cap), 4.87%, 09/01/42†	98,510	100,009
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.70%, 1.70% Floor, 7.76% Cap), 5.48%, 07/01/43†	140,370	142,270
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 5.63%, 07/01/44†	36,537	35,350
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.26% Cap), 5.63%, 10/01/44†	29,320	27,950

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 7.86% Cap), 5.84%, 06/01/45†	$ 175,141	$ 175,416
4.50%, 03/01/47	92,209	86,586
4.50%, 05/01/47	289,776	272,049
4.50%, 07/01/47	38,900	36,528
4.50%, 11/01/47	316,314	298,106
4.50%, 06/01/48	51,644	48,493
4.50%, 11/01/48	158,928	149,146
4.50%, 02/01/49	500,639	470,992
4.50%, 04/01/49	138,994	130,719
4.00%, 09/01/52	1,185,354	1,056,853
4.00%, 11/01/52	596,755	531,937
4.00%, 12/01/52	395,298	352,361
4.00%, 01/01/53	727,381	648,256
4.00%, 02/01/53	722,003	643,577
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 5.86%, 10/25/36†	95,627	93,954
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 5.98%, 10/25/37†	305,821	301,574
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	32,964	32,177
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.88%, 07/25/42†	101,367	98,387
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 5.21%, 06/25/55†	109,459	105,748
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 5.13%, 03/25/46†	491,826	477,549
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 5.00%, 07/25/46†	630,083	612,582
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	93,552	90,428
	Par	Value
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.93%, 07/25/49†	$ 451,727	$ 435,632
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.85%, 09/25/49†	751,176	723,592
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.93%, 10/25/59†	777,104	757,448
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	653,315	596,867
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	531,353	444,740
Federal National Mortgage Association REMIC, Series 2022-65
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor, 6.00% Cap), 6.00%, 09/25/52†	1,895,494	1,826,535
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.12%, 10/25/30† IO γ	592,147	31,862
FHLMC Multifamily Structured Pass-Through Certificates, Series K727
2.95%, 07/25/24	3,177,989	3,114,302
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	204,949	194,971
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 6.43%, 05/25/43†	303,529	301,957
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.03%, 07/25/44†	225,176	205,622
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.44%, 06/25/34† γ	68,873	64,131

	Par	Value
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	$ 490,000	$ 481,447
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	1,133,553	1,055,564
FREMF Mortgage Trust, Series 2015-K45, Class B
3.73%, 04/25/48 144A † γ	250,000	240,179
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	207,665	176,707
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 5.81%, 12/16/67(U) 144A †	803,050	977,011
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.88%, 05/20/24†	948	945
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.63%, 07/20/25†	4,420	4,354
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.63%, 08/20/25†	1,432	1,410
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.75%, 11/20/25†	4,689	4,583
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.75%, 12/20/26†	10,952	10,722
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.63%, 07/20/27†	260	253
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 2.75%, 10/20/27†	4,109	4,001
8.50%, 10/15/29	13,533	13,518
8.50%, 04/15/30	1,031	1,029
8.50%, 05/15/30	38,648	38,798
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.88%, 05/20/30†	8,115	7,923
8.50%, 07/15/30	14,345	14,386
8.50%, 08/15/30	2,418	2,416
8.50%, 11/15/30	2,530	2,527
8.50%, 12/15/30	2,101	2,098
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 5.74%, 05/20/37†	44,475	44,111
	Par	Value
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 6.03%, 02/20/61†	$ 203,372	$ 202,791
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 5.83%, 05/20/63†	432,583	431,082
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 4.65%, 02/20/66†	4,128	4,071
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 5.14%, 10/20/66†	1,103,310	1,101,976
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	83,848	75,203
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 4.96%, 04/20/67†	1,370,403	1,365,354
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.46%, 04/20/67†	1,673,610	1,667,394
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	464,278	353,917
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	76,560	65,790
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 6.06%, 10/20/72†	895,266	889,945
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 6.29%, 09/20/73†	2,487,448	2,480,841
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 5.97%, 11/25/45†	49,771	42,661
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.79%, 01/25/37†	213,347	186,385

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GS Mortgage Securities Corporation II, Series 2023-SHIP, Class B
5.10%, 09/06/26 144A † γ	$1,200,000	$1,146,717
GS Mortgage Securities Corporation Trust, Series 2022-ECI, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.20% Floor), 7.53%, 08/15/39 144A †	610,000	611,824
GS Mortgage Securities Corporation Trust, Series 2022-GTWY, Class A
(Floating, CME Term SOFR 1M + 3.40%, 3.19% Floor), 8.73%, 09/15/27 144A †	1,600,000	1,599,553
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.42%, 03/15/28 144A †	440,000	436,548
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 8.12%, 03/15/28 144A †	375,000	370,887
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A † γ	210,352	201,605
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	371,260
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	163,824	134,594
GS Mortgage-Backed Securities Corporation Trust, Series 2022-PJ2, Class A4
2.50%, 06/25/52 144A † γ	516,998	393,654
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
6.10%, 09/25/34† γ	53,737	52,088
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.35%, 09/25/35† γ	28,100	26,127
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.06% on 11/25/23), 5.08%, 07/25/67 144A STEP	144,202	139,899
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 5.81%, 09/25/46†	264,540	223,747
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 5.97%, 06/25/37†	96,067	112,077
	Par	Value
J.P. Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A † γ	$ 450,487	$ 414,150
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	171,048
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.25%, 02/25/35† γ	7,216	6,589
JP Morgan Mortgage Trust, Series 2016-2, Class A1
6.96%, 06/25/46 144A † γ	89,474	81,825
JP Morgan Mortgage Trust, Series 2020-7, Class A3
3.00%, 01/25/51 144A † γ	124,688	99,305
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 6.00%, 06/25/50 144A †	16,346	16,093
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A †	161,161	147,608
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	265,209	246,962
JP Morgan Mortgage Trust, Series 2021-7, Class A3
2.50%, 11/25/51 144A † γ	1,033,771	785,232
JP Morgan Mortgage Trust, Series 2022-INV3, Class A3B
3.00%, 09/25/52 144A † γ	352,598	280,159
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	66,668	65,710
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	188,967	178,826
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,472,289	1,405,779
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, CME Term SOFR 1M + 1.55%, 1.35% Floor), 6.88%, 05/15/36 144A †	136,000	134,637
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.15%, 03/15/38 144A †	982,970	964,128

	Par	Value
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 5.77%, 12/25/36†	$ 236,373	$203,334
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 8.02%, 08/15/28 144A †	206,513	208,037
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
3.43%, 12/25/33† γ	20,911	20,210
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3
3.00%, 04/25/52 144A † γ	431,493	342,042
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 6.40%, 12/15/34 144A †	110,000	107,636
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	255,853	212,382
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	731,135	632,378
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.78% on 10/25/27), 6.78%, 10/25/58 144A STEP	180,000	180,884
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.62% on 09/25/27), 6.62%, 07/25/68 144A STEP	541,372	544,262
Mill City Mortgage Loan Trust, Series 2017-3, Class A1
2.75%, 01/25/61 144A	236,343	229,461
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.05%, 04/15/47	215,109	213,500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	55,379	54,933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	494,968	482,372
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	911,566
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	505,713
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.79%, 12/15/49† IO γ	1,771,501	31,096
	Par	Value
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
(Floating, CME Term SOFR 1M + 1.28%, 1.17% Floor), 6.62%, 12/15/23 144A †	$1,000,000	$ 925,346
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A
(Floating, CME Term SOFR 1M + 1.82%, 1.82% Floor), 7.16%, 03/15/35 144A †	1,397,786	1,397,735
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	1,705,519	1,589,410
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	504,753	461,543
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	757,142	706,394
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	837,361	777,110
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	375,805	343,428
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	1,063,092	978,921
Oaktown Re VII, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.91%, 04/25/34 144A †	546,759	547,014
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 6.33%, 01/25/60 144A †	450,000	438,778
OBX Trust, Series 2022-INV3, Class A1
3.00%, 02/25/52 144A † γ	191,978	152,180
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	1,338,129	1,340,231
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.15%, 03/15/36 144A †	1,900,000	1,804,620
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.40%, 01/15/36 144A †	240,000	228,398

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	$296,740	$242,616
PRKCM Trust, Series 2023-AFC3, Class A1
6.58%, 09/25/58 144A	567,319	568,233
Radnor RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 7.16%, 11/25/31 144A †	176,520	176,603
Residential Mortgage Securities 32 PLC, Class A
(Floating, SONIA Interest Rate + 1.25%), 6.47%, 06/20/70(U) 144A †	563,244	689,485
Resimac Bastille Trust, Series 2021-2NCA, Class A1A
(Floating, CME Term SOFR 1M + 0.76%), 6.08%, 02/03/53 144A †	488,694	488,279
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	3,862	3,697
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	541,365	484,165
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	195,531	180,787
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	238,642	220,006
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	19,033	17,195
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.31% on 11/25/23), 5.35%, 08/25/62 144A STEP	118,772	115,100
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	153,271	141,983
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	104,835	92,165
Stratton Mortgage Funding, Series 2021-2A, Class A
(Floating, SONIA Interest Rate + 0.90%), 6.06%, 07/20/60(U) 144A †	184,618	225,516
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 5.73%, 09/25/34†	37,273	32,098
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 5.94%, 07/19/35†	20,239	18,098
	Par	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 5.99%, 02/25/36†	$ 128,455	$ 104,501
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 6.50%, 04/15/34 144A †	1,700,000	1,675,275
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 7.52%, 05/15/37 144A †	210,000	206,360
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.25% on 11/25/23), 6.51%, 07/25/37 STEP	164,746	62,275
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 6.30%, 10/20/51(U) 144A †	633,196	773,598
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.51%, 07/20/45(U) 144A †	1,440,218	1,757,280
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.31%, 10/25/53 144A † γ	753,000	738,597
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	531,931	512,757
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	571,287	547,155
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	864,885	839,388
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	473,674	437,541
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,525,249	1,316,890
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	661,434	613,950
TPGI Trust, Series 2021-DGWD, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.15%, 06/15/26 144A †	377,541	371,019
Trinity Square PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.85%), 6.00%, 07/15/59(U) 144A †	840,519	1,026,400

	Par	Value
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	$ 540,000	$ 502,685
Uniform Mortgage Backed Securities
4.00%, 10/01/53 TBA	9,195,000	8,187,142
4.50%, 10/01/53 TBA	4,655,000	4,274,236
5.00%, 10/01/53 TBA	22,535,000	21,262,125
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	862,670	694,574
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	149,305	129,095
Verus Securitization Trust, Series 2022-3, Class A1
(Step to 4.09% on 11/25/23), 4.13%, 02/25/67 144A STEP	373,584	337,834
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.03%, 06/25/42†	2,289	2,083
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
5.62%, 08/25/33† γ	58,574	55,568
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 6.05%, 01/25/45†	91,088	88,171
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 5.37%, 01/25/47†	134,386	117,885
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 5.61%, 06/25/46†	271,619	240,448
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.65%, 02/25/37† γ	107,174	91,517
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.32%, 05/25/37† γ	132,702	101,837
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 5.47%, 05/25/47†	35,778	4,761
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 02/15/48	500,000	478,685
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 02/15/48	$ 435,000	$ 415,279
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 7.00%, 01/15/59 144A †	2,000,000	1,975,271
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	64,831	51,956
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	56,305	55,147
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	5	5
Total Mortgage-Backed Securities (Cost $169,901,245)		162,240,237
MUNICIPAL BONDS — 0.4%
Hawaii State, General Obligation, Series GB
0.80%, 10/01/24	1,000,000	954,774
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	3,210,000	3,150,860
Total Municipal Bonds (Cost $4,210,000)		4,105,634
U.S. TREASURY OBLIGATIONS — 32.1%
U.S. Treasury Bills
5.19%, 10/31/23Ω ‡‡ Δ	500,000	497,878
4.94%, 03/21/24Ω	3,500,000	3,411,622
5.04%, 08/08/24Ω	8,000,000	7,640,853
		11,550,353
U.S. Treasury Notes
1.50%, 02/29/24	6,840,000	6,730,055
0.25%, 03/15/24Δ	1,606,100	1,569,496
2.25%, 03/31/24Δ	22,755,000	22,399,103
3.25%, 08/31/24	3,800,000	3,724,610
4.25%, 09/30/24Δ	13,455,000	13,298,487
0.75%, 11/15/24Δ	28,500,000	27,075,000
1.00%, 12/15/24	9,500,000	9,022,402
3.88%, 03/31/25	6,085,000	5,964,726
2.63%, 04/15/25	7,245,000	6,969,067
2.75%, 05/15/25	10,310,000	9,919,750
4.63%, 06/30/25Δ	10,800,000	10,708,453
3.00%, 07/15/25	21,195,000	20,428,337
4.00%, 12/15/25	19,345,000	18,945,254
3.88%, 01/15/26	18,840,000	18,399,173
4.00%, 02/15/26	49,275,000	48,237,530
4.63%, 03/15/26	12,115,000	12,032,183
3.75%, 04/15/26	14,384,000	13,992,373
3.63%, 05/15/26	10,435,000	10,115,836
4.13%, 06/15/26	12,090,000	11,867,091

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 07/15/26	$16,060,000	$ 15,913,202
4.50%, 08/15/26	47,263,000	46,679,597
4.63%, 09/15/26	11,500,000	11,444,297
		345,436,022
Total U.S. Treasury Obligations (Cost $362,238,189)		356,986,375

	Shares
MONEY MARKET FUNDS — 3.1%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø ∞	18,159,460	18,159,460
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø §	12,766,072	12,766,072
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	3,895,394	3,895,394
Total Money Market Funds (Cost $34,820,926)		34,820,926

Par
REPURCHASE AGREEMENTS — 0.5%
Citigroup Global Markets, Inc.
5.31% (dated 09/29/23, due 10/03/23, repurchase price $3,902,301, collateralized by U.S. Treasury Notes, 0.375%, due 01/31/26, total market value $3,966,701)	$3,900,000	3,900,000
	Par	Value
Deutsche Bank Securities, Inc.
5.37% (dated 09/29/23, due 10/02/23, repurchase price $2,201,313, collateralized by U.S. Treasury Bonds, 0.000%, due 02/15/50, total market value $2,246,457)	$2,200,000	$ 2,200,000
Total Repurchase Agreements (Cost $6,100,000)		6,100,000
TOTAL INVESTMENTS —104.5% (Cost $1,193,322,134)		1,162,851,866
Liabilities in Excess of Other Assets — (4.5)%		(50,288,476)
NET ASSETS — 100.0%		$1,112,563,390

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2023	(25)	$ (3,059,417)	$ 31,509
Euro-Bund	12/2023	(2)	(272,009)	7,746
Euro-Schatz	12/2023	(25)	(2,775,017)	7,539
10-Year Japanese Treasury Bond	12/2023	(3)	(2,910,064)	26,235
10-Year U.S. Treasury Note	12/2023	9	972,562	3,493
U.S. Treasury Long Bond	12/2023	(21)	(2,389,406)	136,826
Ultra 10-Year U.S. Treasury Note	12/2023	(284)	(31,683,751)	783,576
Ultra Long U.S. Treasury Bond	12/2023	(17)	(2,017,688)	141,910
2-Year U.S. Treasury Note	12/2023	1,732	351,095,344	(1,060,874)
5-Year U.S. Treasury Note	12/2023	(676)	(71,222,937)	559,463
3-Month CME SOFR	03/2025	(110)	(26,237,750)	82,746
Total Futures Contracts outstanding at September 30, 2023			$209,499,867	$ 720,169
Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/03/23	U.S. Dollars	7,024,707	British Pounds	5,584,000	HSBC	$211,538
11/06/23	U.S. Dollars	2,843,706	Japanese Yen	400,000,000	BAR	149,665
12/20/23	U.S. Dollars	5,573,281	Euro	5,202,329	UBS	51,150

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	3,181,510	Euro	2,968,671	TD	$ 30,347
12/20/23	U.S. Dollars	647,740	Euro	600,000	WB	10,856
10/27/23	U.S. Dollars	1,111,566	Canadian Dollars	1,500,000	HSBC	6,777
11/02/23	U.S. Dollars	1,278,569	Canadian Dollars	1,728,171	HSBC	5,618
11/15/23	U.S. Dollars	137,448	Australian Dollars	209,000	UBS	2,853
10/03/23	U.S. Dollars	1,654,225	Canadian Dollars	2,242,881	UBS	2,852
12/20/23	U.S. Dollars	328,083	Canadian Dollars	442,000	TD	2,223
Subtotal Appreciation						$ 473,879
11/02/23	Japanese Yen	185,421,225	U.S. Dollars	1,249,517	MSCS	$ (1,432)
11/15/23	Australian Dollars	1,681,000	U.S. Dollars	1,084,721	BAR	(2,167)
10/03/23	Canadian Dollars	514,000	U.S. Dollars	380,699	JPM	(2,255)
11/02/23	Japanese Yen	293,123,479	U.S. Dollars	1,980,900	DEUT	(7,863)
10/03/23	British Pounds	1,086,000	U.S. Dollars	1,335,066	BAR	(10,012)
11/02/23	U.S. Dollars	5,471,749	British Pounds	4,498,000	BNP	(17,390)
10/03/23	Japanese Yen	200,888,732	U.S. Dollars	1,383,303	UBS	(38,294)
10/03/23	Japanese Yen	279,447,178	U.S. Dollars	1,918,421	HSBC	(47,441)
Subtotal Depreciation						$(126,854)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$ 347,025
Swap Agreements outstanding at September 30, 2023:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.41 Index (Pay Quarterly)	(1.00)%	12/20/2028	USD	28,290,000	$(353,632)	$(378,769)	$25,137
Subtotal Appreciation					$(353,632)	$(378,769)	$25,137
Markit CDX.NA.IG.40 Index (Pay Quarterly)	(1.00)%	6/20/2028	USD	900,000	$ (12,374)	$ (4,983)	$ (7,391)
Subtotal Depreciation					$ (12,374)	$ (4,983)	$ (7,391)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at September 30, 2023					$(366,006)	$(383,752)	$17,746

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/20/2033	AUD	4,300,000	$(55,281)	$(25,829)	$(29,452)
					$(55,281)	$(25,829)	$(29,452)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.9%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$ 2,253,197
3.30%, 05/19/32	1,310,000	1,152,472
2.85%, 03/28/34	2,880,000	2,367,670
1.70%, 04/23/35	3,800,000	2,669,404
3.08%, 03/30/37	1,770,000	1,429,772
Federal Home Loan Bank Discount Notes
5.20%, 10/02/23Ω	9,199,000	9,197,671
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,470,155
0.65%, 10/27/25	7,200,000	6,557,564
0.80%, 10/28/26‡‡	7,200,000	6,329,038
Federal National Mortgage Association
6.63%, 11/15/30	670,000	742,078
Tennessee Valley Authority
3.50%, 12/15/42	500,000	384,578
Tennessee Valley Authority Principal Strip
2.25%, 04/01/56Ω	1,000,000	165,650
Total Agency Obligations (Cost $44,409,809)		39,719,249
ASSET-BACKED SECURITIES — 10.6%
37 Capital CLO I, Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.77%, 10/15/34 144A †	1,300,000	1,289,599
522 Funding CLO, Ltd., Series 2020-6A, Class A1R
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.76%, 10/23/34 144A †	610,000	602,561
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	767,258	676,391
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	825,616	709,028
AB BSL CLO 4, Ltd., Series 2023-4A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.96%, 04/20/36 144A †	320,000	322,422
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 5.83%, 03/25/37†	2,266,648	961,052
	Par	Value
AGL CLO 13, Ltd., Series 2021-13A, Class A1
(Floating, CME Term SOFR 3M + 1.42%, 1.16% Floor), 6.75%, 10/20/34 144A †	$ 950,000	$ 944,919
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,300,220	1,248,763
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	2,978,136
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	585,779	555,523
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,531,717	1,366,943
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34Δ	2,176,667	1,801,210
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 6.11%, 01/25/36†	1,988,949	1,935,855
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.27%), 6.64%, 04/30/31 144A †	1,260,477	1,255,310
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.79%, 04/15/33 144A †	1,500,000	1,493,625
Apidos CLO XXXV, Series 2021-35A, Class A
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.64%, 04/20/34 144A †	540,000	537,666
Applebee's Funding LLC, Series 2019-1A, Class A2II
4.72%, 06/05/49 144A	643,500	600,426
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.76%, 01/15/37 144A †	1,500,000	1,488,697
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,358,000	1,207,641
AREIT Trust, Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.53%, 11/17/38 144A †	1,860,340	1,837,661

	Par	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A
6.02%, 02/20/30 144A	$ 560,000	$ 558,358
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, CME Term SOFR 3M + 3.41%), 8.74%, 04/20/31 144A †	750,000	747,329
Ballyrock CLO, Ltd., Series 2019-2A, Class A1BR
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.84%, 11/20/30 144A †	490,000	483,607
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,356,045
Barings Loan Partners CLO, Ltd., Series LP-3A, Class B
(Floating, CME Term SOFR 3M + 3.05%, 3.05% Floor), 8.38%, 07/20/33 144A †	1,000,000	1,008,301
Basswood Park CLO, Ltd., Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.26%, 1.26% Floor), 6.59%, 04/20/34 144A †	1,500,000	1,492,137
BCRED MML CLO LLC, Series 2022-1A, Class A1
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 6.98%, 04/20/35 144A †	820,000	814,691
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	708,952	312,152
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,084,982	900,330
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	939,240
BlueMountain CLO XXVIII, Ltd., Series 2021-28A, Class A
(Floating, CME Term SOFR 3M + 1.52%, 1.26% Floor), 6.83%, 04/15/34 144A †	400,000	398,393
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.70%, 07/15/39 144A †	2,000,000	1,956,846
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,200,000	1,187,020
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 5.58%, 01/25/37†	1,109,603	994,701
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	550,000	533,059
	Par	Value
Carvana Auto Receivables Trust, Series 2022-P2, Class A2
3.33%, 07/10/25	$ 323,244	$ 322,486
Cayuga Park CLO, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 6.69%, 07/17/34 144A †	790,000	785,555
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class A1
(Floating, CME Term SOFR 3M + 1.24%, 0.98% Floor), 6.57%, 04/20/31 144A †	1,000,000	998,250
Cedar Funding V CLO, Ltd., Series 2016-5A, Class AFRR
1.94%, 07/17/31 144A	560,000	529,551
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.71%, 03/22/35 144A †	1,250,000	1,252,063
Cerberus Loan Funding XLII LLC, Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 3.35%, 3.35% Floor), 8.78%, 09/13/35 144A †	750,000	752,243
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 7.19%, 04/22/33 144A †	1,000,000	988,691
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, CME Term SOFR 3M + 1.82%, 1.56% Floor), 7.13%, 07/23/33 144A †	1,250,000	1,232,493
Cerberus Loan Funding XXXV LP, Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 7.07%, 09/22/33 144A †	1,250,000	1,240,123
Cerberus Loan Funding XXXVIII LP, Series 2022-2A, Class A1
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 8.06%, 10/15/34 144A †	1,250,000	1,251,436
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,709,978	1,654,029
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	1,157,860	1,042,004
CIFC Funding, Ltd., Series 2018-2A, Class A1
(Floating, CME Term SOFR 3M + 1.30%), 6.63%, 04/20/31 144A †	1,000,000	996,325
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.96% on 11/25/23), 4.96%, 03/25/36 STEP	1,994,309	986,932
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	66,500	57,820

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	$1,121,089	$ 959,071
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	214,533	182,082
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	594,806
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 8.53%, 08/09/24 144A †	925,000	900,382
CVS Pass-Through Trust
6.94%, 01/10/30	403,711	404,295
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 6.18%, 03/25/34†	65,561	64,252
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 5.69%, 12/15/35†	16,410	15,812
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,168,993
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2
3.67%, 10/25/49 144A	1,303,715	1,131,195
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR2
(Floating, CME Term SOFR 3M + 1.30%, 1.04% Floor), 6.61%, 04/15/34 144A †	250,000	248,240
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 6.76%, 05/20/34 144A †	6,500,000	6,452,875
Dryden 87 CLO, Ltd., Series 2021-87A, Class A1
(Floating, CME Term SOFR 3M + 1.36%, 1.10% Floor), 6.74%, 05/20/34 144A †	480,000	476,522
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 7.42%, 04/15/29 144A †	1,500,000	1,482,238
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 6.63%, 12/27/66 144A †	678,995	676,460
	Par	Value
Elmwood CLO 19, Ltd., Series 2022-6A, Class B1
(Floating, CME Term SOFR 3M + 3.05%, 3.05% Floor), 8.36%, 10/17/34 144A †	$1,000,000	$1,005,700
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, CME Term SOFR 3M + 1.50%, 1.24% Floor), 6.81%, 04/15/33 144A †	2,550,000	2,544,262
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,258	90,976
Finance of America HECM Buyout, Series 2022-HB2, Class M2
6.00%, 04/25/26 144A	600,000	542,318
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, CME Term SOFR 1M + 0.52%, 0.41% Floor), 5.84%, 02/27/35 144A †	311,235	278,246
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	137,284
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	230,735
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	232,015
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,414,369
Five Guys Funding LLC, Series 2017-1A, Class A2
4.60%, 07/25/47 144A	246,250	242,356
Ford Credit Auto Owner Trust, Series 2022-B, Class A3
3.74%, 09/15/26	1,200,000	1,174,862
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 7.16%, 02/23/39 144A †	1,250,000	1,215,339
Fortress Credit Bsl X, Ltd., Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.73%, 1.47% Floor), 7.06%, 04/20/33 144A †	750,000	746,814
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.00%, 3.00% Floor), 8.31%, 10/18/33 144A †	1,250,000	1,258,125

	Par	Value
FS Rialto Issuer LLC, Series 2022-FL5, Class AS
(Floating, CME Term SOFR 1M + 2.87%, 2.87% Floor), 8.20%, 06/19/37 144A †	$1,800,000	$1,790,808
FS Rialto Issuer LLC, Series 2022-FL5, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.70%, 06/19/27 144A †	550,000	544,503
FS Rialto Issuer LLC, Series 2022-FL6, Class AS
(Floating, CME Term SOFR 1M + 3.13%, 3.13% Floor), 8.46%, 08/17/37 144A †	1,000,000	1,001,580
FS Rialto Issuer LLC, Series 2022-FL6, Class B
(Floating, CME Term SOFR 1M + 3.63%, 3.63% Floor), 8.96%, 08/17/37 144A †	1,000,000	1,002,518
FS Rialto Issuer LLC, Series 2022-FL7, Class B
(Floating, CME Term SOFR 1M + 3.91%, 3.91% Floor), 9.24%, 10/19/39 144A †	650,000	650,784
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class A
1.98%, 08/15/25 144A	151,022	150,561
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A2
2.52%, 05/16/25	475,714	473,123
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,190,927
GoldenTree Loan Opportunities IX, Ltd., Series 2014-9A, Class AR2
(Floating, CME Term SOFR 3M + 1.37%, 1.11% Floor), 6.74%, 10/29/29 144A †	1,557,836	1,557,136
GoldentTree Loan Management US CLO 1, Ltd., Series 2021-11A, Class A
(Floating, CME Term SOFR 3M + 1.39%, 1.13% Floor), 6.72%, 10/20/34 144A †	1,100,000	1,097,812
Golub Capital Partners CLO 16, Ltd., Series 2013-16A, Class A1R2
(Floating, CME Term SOFR 3M + 1.87%, 1.61% Floor), 7.22%, 07/25/33 144A †	2,450,000	2,437,604
Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR
(Floating, CME Term SOFR 3M + 1.64%, 1.38% Floor), 7.01%, 05/05/30 144A †	334,527	333,962
Golub Capital Partners CLO 36M, Ltd., Series 2018-36A, Class A
(Floating, CME Term SOFR 3M + 1.56%), 6.93%, 02/05/31 144A †	2,269,526	2,256,986
	Par	Value
Golub Capital Partners CLO 66B, Ltd., Series 2023-66A, Class A
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 6.93%, 04/25/36 144A †	$ 320,000	$ 322,206
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,833,701	1,369,953
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,795,801	1,544,821
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.36% Floor), 6.70%, 07/16/35 144A †	1,186,441	1,179,941
Greywolf CLO V, Ltd., Series 2015-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.42%, 1.16% Floor), 6.77%, 01/27/31 144A †	500,000	499,196
Halseypoint CLO 7, Ltd., Series 2023-7A, Class A
(Floating, CME Term SOFR 3M + 2.25%, 2.25% Floor), 7.51%, 07/20/36 144A †	1,900,000	1,913,482
Hardee's Funding LLC, Series 2018-1A, Class A2II
4.96%, 06/20/48 144A	1,425,000	1,347,255
Hayfin U.S. XII, Ltd.
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.71%, 04/20/31 144A †	996,513	993,836
Hildene Community Funding CDO, Ltd., Series 2015-1A, Class ARR
2.60%, 11/01/35 144A	702,812	587,544
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,187,582
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	706,141
HPS Loan Management, Ltd., Series 2021-16A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.14% Floor), 6.75%, 01/23/35 144A †	640,000	635,850
Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A4
1.32%, 12/15/25 144A	3,050,000	2,965,746
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A
5.19%, 12/15/25	1,200,000	1,195,768
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.80%, 07/28/34 144A †	1,500,000	1,485,126

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	$ 885,701	$ 743,339
Invesco CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.69%, 07/15/34 144A †	2,500,000	2,482,731
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	179,488	150,969
Jersey Mike's Funding, Series 2019-1A, Class A2
4.43%, 02/15/50 144A	49,625	45,715
Jersey Mike's Funding, Series 2021-1A, Class A2I
2.89%, 02/15/52 144A	348,250	304,747
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,767,135	1,485,525
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	62,892	53,140
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, CME Term SOFR 3M + 2.01%, 1.75% Floor), 7.34%, 10/20/34 144A †	2,500,000	2,475,000
KKR CLO, Ltd., Series 32A, Class A1
(Floating, CME Term SOFR 3M + 1.58%, 1.32% Floor), 6.89%, 01/15/32 144A †	340,000	339,282
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 6.65%, 12/13/38 144A †	747,375	737,415
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	1,902,828
LL ABS Trust, Series 2022-1A, Class A
3.76%, 11/15/29 144A	469,938	465,779
LoanCore Issuer, Ltd., Series 2019-CRE2, Class C
(Floating, CME Term SOFR 1M + 2.11%, 2.00% Floor), 7.45%, 05/15/36 144A †	250,000	241,864
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, ICE LIBOR USD 1M + 1.75%, 1.75% Floor), 7.20%, 07/15/36 144A †	1,100,000	1,060,851
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 7.10%, 11/15/38 144A †	940,000	899,539
	Par	Value
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	$ 743,771	$ 638,911
Madison Avenue Secured Funding Trust, Series 2023-1, Class A1
(Floating, CME Term SOFR 1M + 2.00%, 2.00% Floor), 7.32%, 03/04/24 144A †	1,250,000	1,250,000
Magnetite VIII, Ltd., Series 2014-8A, Class CR2
(Floating, CME Term SOFR 3M + 2.11%, 1.85% Floor), 7.42%, 04/15/31 144A †	500,000	495,182
MAPS Trust, Series 2021-1A, Class A
2.52%, 06/15/46 144A	273,048	237,506
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	1,947,311
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	969,617	843,809
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.96% Floor), 6.30%, 07/15/36 144A †	638,576	632,203
MF1, Ltd., Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.55%, 07/16/36 144A †	1,992,823	1,955,547
MF1, Ltd., Series 2022-FL10, Class C
(Floating, CME Term SOFR 1M + 4.48%, 4.48% Floor), 9.81%, 09/17/37 144A †	1,250,000	1,245,260
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 6.11%, 10/25/35†	225,700	223,077
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 5.62%, 05/25/37†	1,345,673	992,748
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 5.58%, 11/25/36†	4,843,570	1,699,079
Mosaic Solar Loan Trust, Series 2021-1A, Class D
3.71%, 12/20/46 144A	277,979	233,957
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,724,482	1,431,267

	Par	Value
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.29%, 0.18% Floor), 5.61%, 06/25/37†	$1,900,021	$1,814,989
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 6.90%, 07/16/40 144A †	1,419,751	1,419,904
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.05% Floor), 6.48%, 06/25/69 144A †	1,501,856	1,498,538
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	872,024	759,969
Nelnet Student Loan Trust, Series 2021-A, Class A2
(Floating, CME Term SOFR 1M + 1.14%), 6.47%, 04/20/62 144A †	111,000	109,604
Neuberger Berman Loan Advisers CLO, Ltd., Series 2018-29A, Class A1
(Floating, CME Term SOFR 3M + 1.39%, 1.13% Floor), 6.71%, 10/19/31 144A †	750,000	748,941
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A
5.34%, 02/17/26	1,200,000	1,195,994
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.85%, 11/20/50 144A	646,401	573,770
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, CME Term SOFR 3M + 1.23%), 6.54%, 04/15/31 144A †	696,549	694,921
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class AAR3
(Floating, CME Term SOFR 3M + 1.26%, 1.00% Floor), 6.63%, 02/14/31 144A †	530,000	528,107
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 5.73%, 05/25/37†	1,661,274	902,914
Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L
(Floating, CME Term SOFR 3M + 2.06%), 7.39%, 04/20/32 144A †	600,000	599,481
Owl Rock CLO X LLC, Series 2023-10A, Class A
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.78%, 04/20/35 144A †	500,000	495,332
	Par	Value
Palmer Square CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.41%, 1.41% Floor), 6.72%, 07/15/34 144A †	$2,000,000	$1,988,458
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 7.21%, 10/15/30 144A †	1,000,000	998,533
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class B
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 8.10%, 07/24/31 144A †	1,700,000	1,713,289
PFP, Ltd., Series 2021-8, Class A
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.45%, 08/09/37 144A †	1,259,157	1,235,563
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.66%), 5.98%, 05/25/57 144A †	260,005	255,506
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 6.58%, 09/25/65 144A †	244,019	243,766
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 6.38%, 11/25/65 144A †	227,031	227,258
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	1,000,000	950,066
PRPM LLC, Series 2022-1, Class A1
(Step to 6.72% on 03/25/25), 3.72%, 02/25/27 144A STEP	1,183,674	1,137,579
PRPM LLC, Series 2023-1, Class A1
6.88%, 02/25/28 144A † γ	234,597	234,135
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.38%, 07/25/36 144A †	1,625,926	1,596,566
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 6.63%, 11/25/36 144A †	1,971,679	1,947,478
Recette CLO, Ltd., Series 2015-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.34%), 6.67%, 04/20/34 144A †	340,000	337,162

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
REESE PARK CLO, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 6.70%, 10/15/34 144A †	$1,350,000	$1,344,410
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	707,485
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 2.02%, 03/25/35†	61,132	58,153
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 5.75%, 11/25/36†	1,797,892	514,035
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.79%, 02/25/37 144A †	1,993,412	1,630,708
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	1,299,375	1,191,318
Shackleton CLO, Ltd., Series 2019-14A, Class A1R
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.79%, 07/20/34 144A †	4,200,000	4,182,629
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class A
1.35%, 09/20/38 144A	182,524	170,302
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,289,100	1,098,819
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.29%, 07/15/53 144A	264,172	235,187
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	1,099,608	954,548
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	660,000	600,808
SMB Private Education Loan Trust, Series 2021-C, Class B
2.30%, 01/15/53 144A	580,000	522,365
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	1,279,300	1,163,130
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	484,583	420,461
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	784,000	581,461
	Par	Value
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, CME Term SOFR 3M + 1.36%), 6.71%, 07/26/31 144A †	$ 500,000	$ 494,377
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 5.71%, 06/25/37†	1,579,364	1,044,743
Southwick Park CLO LLC, Series 2019-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 6.65%, 07/20/32 144A †	1,000,000	996,300
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	881,065	800,675
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	954,303
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	1,322,268	1,200,290
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 6.21%, 02/25/35 144A †	1,668,833	1,603,006
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 6.06%, 11/25/37†	2,139,070	2,035,137
STWD, Ltd., Series 2022-FL3, Class E
(Floating, U.S. 30-Day Average SOFR + 3.25%, 3.25% Floor), 8.56%, 11/15/38 144A †	1,210,000	1,070,621
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	2,093,179	1,658,693
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	648,104	605,090
Taco Bell Funding LLC, Series 2016-1A, Class A23
4.97%, 05/25/46 144A	609,375	589,258
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	1,185,000	982,966
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	934,808
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	1,134,000	948,818

	Par	Value
Trysail CLO, Ltd., Series 2021-1A, Class A1
(Floating, CME Term SOFR 3M + 1.58%, 1.32% Floor), 6.91%, 07/20/32 144A †	$2,900,000	$2,883,058
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	711,074	661,341
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	567,408	488,349
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	567,408	501,014
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	1,502,233	1,491,177
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	600,000	584,790
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	88,862	78,732
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	151,970	127,889
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.85%, 04/15/33 144A †	2,525,000	2,507,136
Voya CLO, Ltd., Series 2016-3A, Class A1R
(Floating, CME Term SOFR 3M + 1.45%), 6.76%, 10/18/31 144A †	500,000	498,174
Voya CLO, Ltd., Series 2017-3A, Class A1R
(Floating, CME Term SOFR 3M + 1.30%), 6.63%, 04/20/34 144A †	490,000	487,555
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.72%, 10/15/31 144A †	1,250,000	1,246,294
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, CME Term SOFR 3M + 1.32%, 1.06% Floor), 6.63%, 04/15/31 144A †	1,558,109	1,553,045
Voya CLO, Series 2017-2A, Class A2AR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.22%, 06/07/30 144A †	500,000	497,650
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	179,978	149,178
	Par	Value
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R
(Floating, CME Term SOFR 3M + 1.43%), 6.76%, 07/20/32 144A †	$6,900,000	$ 6,846,658
Wellfleet CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 8.46%, 10/18/35 144A †	1,250,000	1,251,875
Wendy's Funding LLC, Series 2019-1A, Class A2II
4.08%, 06/15/49 144A	646,623	569,766
Whitebox CLO II, Ltd., Series 2020-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.83%, 10/24/34 144A †	650,000	645,236
Whitebox CLO III, Ltd., Series 2021-3A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.79%, 10/15/34 144A †	780,000	773,955
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, CME Term SOFR 3M + 3.91%, 3.65% Floor), 9.22%, 10/15/31 144A †	750,000	728,172
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,081,182
World Omni Auto Receivables Trust, Series 2023-B, Class A2A
5.25%, 11/16/26	1,200,000	1,194,700
Total Asset-Backed Securities (Cost $228,045,089)		220,443,247
CORPORATE BONDS — 22.8%
3M Co.
2.38%, 08/26/29	40,000	33,479
3.05%, 04/15/30Δ	50,000	43,264
3.70%, 04/15/50Δ	380,000	271,485
7-Eleven, Inc.
1.30%, 02/10/28 144A Δ	725,000	606,457
Abbott Laboratories
4.75%, 11/30/36	170,000	161,672
4.90%, 11/30/46Δ	390,000	355,517
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A Δ	100,000	97,673
Acushnet Co.
7.38%, 10/15/28 144A	750,000	756,562
Adobe, Inc.
2.30%, 02/01/30	650,000	547,442
Advance Auto Parts, Inc.
3.90%, 04/15/30	1,000,000	812,124
Adventist Health System
2.95%, 03/01/29	160,000	138,439

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
AEP Texas, Inc.
3.95%, 06/01/28	$ 30,000	$ 27,821
Air Lease Corporation
3.38%, 07/01/25	1,020,000	969,501
2.88%, 01/15/26	950,000	884,958
3.75%, 06/01/26	875,000	825,228
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ ^	600,000	447,781
5.30%, 02/01/28Δ	300,000	290,037
Alexander Funding Trust II
7.47%, 07/31/28 144A Δ	350,000	350,749
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,168,231
3.38%, 08/15/31	325,000	272,183
5.15%, 04/15/53	600,000	501,592
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/24Δ	400,000	387,848
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	70,509
Allied Universal Holdco LLC
6.63%, 07/15/26 144A	10,000	9,489
Allstate Corporation (The)
0.75%, 12/15/25Δ	35,000	31,499
Ally Financial, Inc.
1.45%, 10/02/23	250,000	250,000
Alphabet, Inc.
0.45%, 08/15/25	60,000	54,980
1.10%, 08/15/30Δ	150,000	116,821
1.90%, 08/15/40	140,000	87,642
2.05%, 08/15/50	90,000	49,190
Amazon.com, Inc.
3.30%, 04/13/27	100,000	94,135
1.20%, 06/03/27	60,000	52,150
3.45%, 04/13/29Δ	220,000	203,257
1.50%, 06/03/30Δ	190,000	150,514
2.10%, 05/12/31	170,000	136,416
3.60%, 04/13/32	850,000	754,004
4.80%, 12/05/34Δ	75,000	72,217
3.88%, 08/22/37	1,825,000	1,558,860
4.95%, 12/05/44Δ	10,000	9,332
4.05%, 08/22/47	290,000	233,307
2.50%, 06/03/50Δ	20,000	11,730
4.25%, 08/22/57	10,000	8,014
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,284,637
American Equity Investment Life Holding Co.
5.00%, 06/15/27	1,250,000	1,175,367
American Express Co.
3.38%, 05/03/24	20,000	19,695
2.50%, 07/30/24	995,000	967,952
4.05%, 05/03/29	370,000	344,557
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33Δ ^	25,000	22,323
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	291,954
2.38%, 07/15/31	205,000	156,530
	Par	Value
American International Group, Inc.
2.50%, 06/30/25	$ 100,000	$ 94,382
3.40%, 06/30/30	250,000	214,580
4.75%, 04/01/48	20,000	16,469
American National Group LLC
6.14%, 06/13/32 144A	600,000	543,524
American Tower Corporation REIT
3.38%, 05/15/24Δ	825,000	811,915
3.38%, 10/15/26	1,200,000	1,118,015
3.13%, 01/15/27Δ	5,000	4,576
3.95%, 03/15/29	300,000	271,630
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	260,000	205,775
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,048,258
Amgen, Inc.
3.63%, 05/22/24	50,000	49,308
5.25%, 03/02/30	978,000	955,880
4.20%, 03/01/33	900,000	800,772
5.25%, 03/02/33	995,000	951,619
4.66%, 06/15/51	254,000	205,783
Amsted Industries, Inc.
4.63%, 05/15/30 144A	200,000	169,771
Apache Corporation
4.25%, 01/15/30	650,000	578,368
6.00%, 01/15/37Δ	5,000	4,507
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,771,778
Apple, Inc.
2.45%, 08/04/26	615,000	571,536
2.40%, 08/20/50	55,000	32,475
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	569,114
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	189,988
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	132,960
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	1,800,000	1,459,986
Arko Corporation
5.13%, 11/15/29 144A	675,000	545,204
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A Δ	100,000	99,627
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	308,187
Assurant, Inc.
6.10%, 02/27/26	800,000	796,567
AT&T, Inc.
2.30%, 06/01/27	430,000	380,896
2.75%, 06/01/31	175,000	140,086
2.25%, 02/01/32	1,055,000	794,342
2.55%, 12/01/33	3,779,000	2,776,837
4.90%, 08/15/37	200,000	173,417
5.35%, 09/01/40	80,000	71,353
3.50%, 06/01/41	400,000	278,096
5.55%, 08/15/41Δ	40,000	35,947
4.35%, 06/15/45	94,000	70,423
4.75%, 05/15/46	65,000	51,400

	Par	Value
5.15%, 11/15/46	$ 125,000	$ 104,250
4.50%, 03/09/48	207,000	156,732
3.65%, 06/01/51	500,000	322,631
3.50%, 09/15/53	1,888,000	1,167,536
3.55%, 09/15/55	21,000	12,869
3.80%, 12/01/57	90,000	57,072
3.65%, 09/15/59	127,000	77,354
AutoNation, Inc.
1.95%, 08/01/28Δ	150,000	122,305
4.75%, 06/01/30Δ	225,000	202,852
Avangrid, Inc.
3.20%, 04/15/25	275,000	263,015
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	1,967,061
1.95%, 01/30/26 144A	400,000	359,835
Axalta Coating Systems LLC
3.38%, 02/15/29 144A	665,000	554,262
Ball Corporation
3.13%, 09/15/31Δ	280,000	219,670
Bank of America Corporation
4.00%, 04/01/24	30,000	29,725
(Variable, CME Term SOFR 3M + 3.97%), 6.25%, 09/05/24ρ Δ ^	300,000	295,900
(Variable, CME Term SOFR 3M + 4.44%), 6.50%, 10/23/24ρ ^	150,000	149,416
4.00%, 01/22/25	30,000	29,207
(Variable, CME Term SOFR 3M + 1.35%), 3.09%, 10/01/25^	2,235,000	2,161,936
4.45%, 03/03/26	420,000	404,636
3.50%, 04/19/26	600,000	566,707
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	60,000	55,043
4.25%, 10/22/26	480,000	456,156
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	977,678
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	700,000	588,384
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27Δ ^	70,000	62,823
(Variable, CME Term SOFR 3M + 1.32%), 3.56%, 04/23/27^	65,000	61,001
(Variable, U.S. SOFR + 0.96%), 1.73%, 07/22/27^	55,000	48,754
3.25%, 10/21/27	875,000	799,654
4.18%, 11/25/27	950,000	883,595
(Variable, U.S. SOFR + 1.05%), 2.55%, 02/04/28^	25,000	22,303
(Variable, CME Term SOFR 3M + 1.63%), 3.59%, 07/21/28^	860,000	785,784
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	373,000	334,734
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 03/05/29^	1,190,000	1,090,632
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	1,500,000	1,445,624
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	525,000	484,049
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	75,000	60,150
	Par	Value
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	$1,010,000	$ 812,122
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	874,316
(Variable, U.S. SOFR + 1.22%), 2.65%, 03/11/32Δ ^	525,000	413,446
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	755,000	572,453
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32^	2,010,000	1,545,498
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	1,285,000	1,013,778
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,065,000	946,072
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	600,000	552,305
6.11%, 01/29/37	500,000	493,579
5.00%, 01/21/44	490,000	431,826
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 01/23/49^	270,000	199,279
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 03/15/50^	10,000	7,761
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51Δ ^	60,000	44,409
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51^	10,000	5,890
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	569,515
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 02/07/28^	65,000	60,617
(Variable, U.S. SOFR Index + 1.80%), 5.80%, 10/25/28^	25,000	24,962
Banner Health
2.34%, 01/01/30	865,000	715,908
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	143,928
5.75%, 05/01/43	80,000	77,157
Baxter International, Inc.
1.92%, 02/01/27Δ	367,000	323,833
3.13%, 12/01/51Δ	25,000	14,898
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	237,483
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 144A	650,000	630,617
Becton, Dickinson and Co.
3.36%, 06/06/24	127,000	124,784
3.73%, 12/15/24	47,000	45,860
2.82%, 05/20/30Δ	650,000	547,645
4.69%, 12/15/44	83,000	69,843
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	400,000	355,308
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	725,000	594,568
4.25%, 01/15/49	490,000	402,115
Berry Global, Inc.
1.57%, 01/15/26Δ	2,100,000	1,898,981

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Biogen, Inc.
3.15%, 05/01/50Δ	$ 25,000	$ 15,285
Black Hills Corporation
2.50%, 06/15/30	490,000	392,471
BlackRock, Inc.
2.40%, 04/30/30	70,000	58,404
Block Financial LLC
3.88%, 08/15/30Δ	1,600,000	1,376,387
Blue Owl Capital Corporation
2.88%, 06/11/28Δ	2,200,000	1,811,096
Boardwalk Pipelines LP
3.60%, 09/01/32	700,000	571,440
Boeing Co. (The)
1.43%, 02/04/24	700,000	688,938
4.88%, 05/01/25	450,000	442,341
2.20%, 02/04/26	110,000	101,025
2.70%, 02/01/27	70,000	63,423
5.15%, 05/01/30	1,620,000	1,548,412
3.25%, 02/01/35	1,610,000	1,239,089
6.63%, 02/15/38	210,000	211,524
3.55%, 03/01/38	70,000	51,387
5.71%, 05/01/40	1,145,000	1,057,206
3.85%, 11/01/48	25,000	17,104
5.81%, 05/01/50	30,000	27,191
5.93%, 05/01/60	100,000	89,915
Boston Properties LP REIT
2.75%, 10/01/26	25,000	22,433
4.50%, 12/01/28Δ	900,000	815,504
3.40%, 06/21/29	25,000	20,960
2.55%, 04/01/32Δ	1,100,000	794,989
2.45%, 10/01/33Δ	10,000	6,834
BP Capital Markets America, Inc.
3.12%, 05/04/26Δ	130,000	122,911
4.23%, 11/06/28Δ	150,000	142,699
3.63%, 04/06/30	270,000	243,277
3.00%, 02/24/50Δ	350,000	218,544
Bristol-Myers Squibb Co.
3.20%, 06/15/26	65,000	61,683
Broadcom, Inc.
4.00%, 04/15/29 144A	70,000	63,206
2.45%, 02/15/31 144A	2,000,000	1,564,113
4.15%, 04/15/32 144A	420,000	364,729
3.42%, 04/15/33 144A	900,000	720,232
3.47%, 04/15/34 144A	1,715,000	1,347,676
3.14%, 11/15/35 144A	2,063,000	1,504,807
3.19%, 11/15/36 144A	28,000	20,115
3.50%, 02/15/41 144A	325,000	226,058
Brookfield Capital Finance LLC
6.09%, 06/14/33Δ	100,000	97,289
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,227,692
Brown & Brown, Inc.
4.95%, 03/17/52	5,000	3,992
Brunswick Corporation
2.40%, 08/18/31	5,000	3,665
5.10%, 04/01/52	10,000	6,896
Builders FirstSource, Inc.
4.25%, 02/01/32 144A	20,000	16,425
	Par	Value
Burlington Northern Santa Fe LLC
2.88%, 06/15/52Δ	$ 70,000	$ 43,164
Cameron LNG LLC
2.90%, 07/15/31 144A	70,000	57,951
3.30%, 01/15/35 144A	460,000	366,674
Capital One Financial Corporation
3.30%, 10/30/24	345,000	334,112
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/02/27^	60,000	52,244
(Variable, U.S. SOFR + 2.08%), 5.47%, 02/01/29^	20,000	19,049
(Variable, U.S. SOFR + 2.64%), 6.31%, 06/08/29^	15,000	14,667
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,113,173
Cardinal Health, Inc.
4.37%, 06/15/47	20,000	15,125
Cargill, Inc.
4.75%, 04/24/33 144A	350,000	330,483
Carrier Global Corporation
2.72%, 02/15/30	650,000	542,099
3.58%, 04/05/50	20,000	13,517
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 144A Δ	100,000	82,111
CBRE Services, Inc.
5.95%, 08/15/34	100,000	94,442
CCO Holdings LLC
4.50%, 05/01/32	10,000	7,859
4.50%, 06/01/33 144A	980,000	750,915
CDW LLC
3.57%, 12/01/31	700,000	577,290
Celanese U.S. Holdings LLC
6.33%, 07/15/29	40,000	39,242
Centene Corporation
4.63%, 12/15/29	70,000	63,126
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	189,731
Central Parent, Inc.
7.25%, 06/15/29 144A Δ	600,000	582,247
CH Robinson Worldwide, Inc.
4.20%, 04/15/28Δ	1,500,000	1,408,722
Charles Schwab Corporation (The)
3.25%, 05/22/29	10,000	8,671
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	706,821
(Variable, U.S. SOFR + 2.50%), 5.85%, 05/19/34^	1,420,000	1,351,719
Charter Communications Operating LLC
4.91%, 07/23/25	1,640,000	1,603,066
4.20%, 03/15/28	310,000	284,638
2.25%, 01/15/29	2,300,000	1,876,785
5.05%, 03/30/29Δ	475,000	444,163
4.40%, 04/01/33Δ	350,000	297,846
6.38%, 10/23/35	475,000	442,867
5.38%, 04/01/38	400,000	327,418
3.50%, 03/01/42	120,000	74,234
6.48%, 10/23/45	90,000	78,651

	Par	Value
5.38%, 05/01/47	$ 30,000	$ 22,882
5.75%, 04/01/48	20,000	15,985
5.13%, 07/01/49	120,000	87,578
4.80%, 03/01/50	140,000	97,998
Cheniere Energy Partners LP
4.00%, 03/01/31	170,000	145,520
3.25%, 01/31/32	80,000	63,672
5.95%, 06/30/33 144A	330,000	318,688
Chevron Corporation
2.00%, 05/11/27	100,000	89,669
Chevron U.S.A., Inc.
3.85%, 01/15/28	550,000	523,075
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,296,367
Ciena Corporation
4.00%, 01/31/30 144A	400,000	338,922
Cigna Group (The)
4.13%, 11/15/25	60,000	58,111
4.38%, 10/15/28	510,000	482,712
2.40%, 03/15/30	550,000	451,883
2.38%, 03/15/31	1,100,000	879,249
4.80%, 08/15/38	1,035,000	912,502
3.20%, 03/15/40	675,000	475,081
3.88%, 10/15/47	35,000	25,069
4.90%, 12/15/48	830,000	700,218
Cintas Corporation No. 2
3.70%, 04/01/27	10,000	9,488
4.00%, 05/01/32	140,000	126,357
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	73,854
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.33%), 9.70%, 10/30/23† ρ	170,000	170,023
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ ^	350,000	334,387
4.40%, 06/10/25	100,000	97,057
5.50%, 09/13/25	220,000	217,428
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	10,000	9,546
3.40%, 05/01/26	1,250,000	1,174,607
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	150,000	144,714
4.30%, 11/20/26	575,000	545,387
(Variable, U.S. SOFR + 0.77%), 1.12%, 01/28/27^	55,000	49,024
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	65,000	57,472
4.45%, 09/29/27	990,000	929,846
(Variable, U.S. SOFR + 1.28%), 3.07%, 02/24/28^	65,000	58,985
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	1,200,000	1,167,390
(Variable, U.S. SOFR + 1.89%), 4.66%, 05/24/28^	230,000	219,898
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	150,000	137,672
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	5,000	4,526
	Par	Value
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	$ 710,000	$ 638,868
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	510,000	406,881
6.63%, 06/15/32	50,000	50,515
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/03/32^	860,000	654,674
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	540,000	450,685
(Variable, U.S. SOFR + 2.09%), 4.91%, 05/24/33Δ ^	580,000	528,111
8.13%, 07/15/39	20,000	23,538
4.65%, 07/30/45	124,000	99,786
4.65%, 07/23/48	10,000	8,101
Citizens Bank NA
(Variable, U.S. SOFR + 2.00%), 4.58%, 08/09/28^	1,250,000	1,142,316
Clorox Co. (The)
1.80%, 05/15/30	15,000	11,839
CNH Industrial Capital LLC
1.45%, 07/15/26	70,000	62,406
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	568,222
Coca-Cola Co. (The)
2.50%, 06/01/40	20,000	13,628
2.60%, 06/01/50Δ	130,000	79,574
Cogent Communications Group, Inc.
7.00%, 06/15/27 144A	600,000	573,576
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	1,630,000	1,591,953
6.54%, 11/15/53 144A	110,000	107,662
Comcast Corporation
3.38%, 08/15/25	275,000	264,555
3.95%, 10/15/25	477,000	462,922
4.15%, 10/15/28	770,000	729,683
3.40%, 04/01/30	520,000	458,937
4.25%, 10/15/30	520,000	479,189
7.05%, 03/15/33	50,000	54,605
5.65%, 06/15/35	420,000	415,261
6.50%, 11/15/35	7,000	7,424
3.90%, 03/01/38	30,000	24,529
3.25%, 11/01/39	400,000	292,536
3.75%, 04/01/40	265,000	205,436
3.40%, 07/15/46	50,000	34,111
4.00%, 08/15/47	60,000	44,877
3.97%, 11/01/47	60,000	44,819
4.00%, 03/01/48	40,000	30,023
4.70%, 10/15/48Δ	100,000	84,682
4.00%, 11/01/49	40,000	29,722
3.45%, 02/01/50	100,000	67,681
2.80%, 01/15/51	160,000	93,766
2.89%, 11/01/51	40,000	23,592
2.94%, 11/01/56	135,000	76,788
4.95%, 10/15/58Δ	40,000	34,464

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CommonSpirit Health
4.35%, 11/01/42Δ	$ 40,000	$ 32,164
6.46%, 11/01/52Δ	1,005,000	1,049,038
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	226,842
3.13%, 03/15/51	50,000	31,516
CommScope, Inc.
6.00%, 03/01/26 144A Δ	130,000	121,498
4.75%, 09/01/29 144A	10,000	7,369
Conagra Brands, Inc.
5.30%, 11/01/38	10,000	8,804
5.40%, 11/01/48	10,000	8,494
ConocoPhillips Co.
6.95%, 04/15/29Δ	220,000	238,377
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	130,000	114,247
Constellation Energy Generation LLC
3.25%, 06/01/25	1,600,000	1,525,847
5.60%, 06/15/42	20,000	17,978
Continental Resources, Inc.
2.27%, 11/15/26 144A	180,000	159,562
4.38%, 01/15/28Δ	580,000	538,238
5.75%, 01/15/31 144A Δ	210,000	197,374
4.90%, 06/01/44	30,000	22,073
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52^	200,000	192,044
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	504,112
Costco Wholesale Corporation
1.38%, 06/20/27	310,000	271,159
1.60%, 04/20/30	550,000	441,914
Coterra Energy, Inc.
3.90%, 05/15/27	660,000	620,171
4.38%, 03/15/29	650,000	602,296
Crestwood Midstream Partners LP
5.63%, 05/01/27 144A Δ	200,000	191,865
CRH America Finance, Inc.
3.40%, 05/09/27 144A	2,100,000	1,940,909
3.95%, 04/04/28 144A Δ	500,000	466,545
Crown Castle, Inc. REIT
1.05%, 07/15/26	45,000	39,515
2.90%, 04/01/41	20,000	12,860
CSC Holdings LLC
3.38%, 02/15/31 144A	200,000	136,494
4.50%, 11/15/31 144A Δ	1,120,000	793,956
CSX Corporation
4.10%, 11/15/32Δ	500,000	450,050
3.80%, 04/15/50	300,000	217,066
CubeSmart LP REIT
2.25%, 12/15/28Δ	65,000	54,422
2.50%, 02/15/32	305,000	232,255
Cummins, Inc.
2.60%, 09/01/50Δ	30,000	17,369
CVS Health Corporation
2.63%, 08/15/24	205,000	199,359
	Par	Value
3.88%, 07/20/25	$ 113,000	$ 109,225
3.63%, 04/01/27Δ	80,000	74,781
4.30%, 03/25/28	334,000	316,202
3.75%, 04/01/30	1,090,000	963,909
1.88%, 02/28/31	70,000	53,425
2.13%, 09/15/31Δ	2,440,000	1,867,293
4.78%, 03/25/38	825,000	710,859
4.13%, 04/01/40	460,000	357,847
2.70%, 08/21/40	700,000	441,806
5.13%, 07/20/45	300,000	252,699
5.05%, 03/25/48	870,000	723,493
4.25%, 04/01/50	80,000	59,269
Darling Ingredients, Inc.
6.00%, 06/15/30 144A Δ	325,000	308,054
Deere & Co.
3.10%, 04/15/30	50,000	44,004
3.75%, 04/15/50Δ	480,000	379,929
Dell International LLC
5.85%, 07/15/25	18,000	17,980
5.30%, 10/01/29	125,000	121,394
8.35%, 07/15/46	34,000	39,781
Delta Air Lines, Inc.
4.50%, 10/20/25 144A	434,918	422,603
4.75%, 10/20/28 144A	860,000	817,613
Devon Energy Corporation
5.85%, 12/15/25	100,000	99,526
5.25%, 10/15/27	38,000	37,038
4.50%, 01/15/30	32,000	29,095
5.60%, 07/15/41Δ	487,000	431,428
4.75%, 05/15/42	710,000	564,931
5.00%, 06/15/45Δ	620,000	500,165
DH Europe Finance II S.a.r.l.
2.20%, 11/15/24Δ	1,225,000	1,178,339
2.60%, 11/15/29	225,000	193,506
Diamondback Energy, Inc.
3.25%, 12/01/26	90,000	84,195
3.50%, 12/01/29	310,000	275,309
6.25%, 03/15/33	20,000	20,022
4.40%, 03/24/51	280,000	206,729
4.25%, 03/15/52	10,000	7,112
Discover Financial Services
3.75%, 03/04/25	450,000	432,331
6.70%, 11/29/32	25,000	24,185
Discovery Communications LLC
3.63%, 05/15/30Δ	1,800,000	1,524,370
DISH DBS Corporation
5.88%, 11/15/24Δ	170,000	158,505
7.75%, 07/01/26	150,000	112,735
5.25%, 12/01/26 144A Δ	120,000	102,207
5.75%, 12/01/28 144A	20,000	15,413
5.13%, 06/01/29Δ	140,000	77,823
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	314,693
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	657,350
3.38%, 04/01/30	225,000	193,704
2.25%, 08/15/31Δ	2,300,000	1,780,772

	Par	Value
Dow Chemical Co. (The)
6.30%, 03/15/33	$ 30,000	$ 30,982
6.90%, 05/15/53Δ	5,000	5,261
Duke Energy Corporation
3.75%, 04/15/24	10,000	9,879
2.45%, 06/01/30Δ	1,800,000	1,463,234
Duke Energy Florida LLC
2.50%, 12/01/29Δ	1,600,000	1,357,999
Duke Energy Ohio, Inc.
3.65%, 02/01/29	380,000	348,952
Duke Energy Progress LLC
3.40%, 04/01/32	2,300,000	1,956,687
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	341,792
4.73%, 11/15/28	350,000	338,538
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	97,556
Eaton Corporation
4.15%, 11/02/42	200,000	162,984
Ecolab, Inc.
2.75%, 08/18/55Δ	68,000	38,575
Elevance Health, Inc.
3.35%, 12/01/24	10,000	9,709
3.65%, 12/01/27	190,000	176,219
4.10%, 05/15/32	640,000	570,427
4.55%, 05/15/52	30,000	24,311
6.10%, 10/15/52	25,000	25,193
Emera U.S. Finance LP
4.75%, 06/15/46	20,000	14,787
Enbridge Energy Partners LP
7.50%, 04/15/38	5,000	5,271
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,373,541
Energy Transfer LP
(Variable, ICE LIBOR USD 3M + 4.03%), 9.65%, 10/16/23† ρ Δ	60,000	56,162
4.50%, 11/01/23	310,000	309,539
4.25%, 04/01/24	100,000	99,114
4.50%, 04/15/24	230,000	228,070
5.95%, 12/01/25	300,000	299,251
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.69%), 6.50%, 11/15/26ρ Δ ^	60,000	55,281
5.50%, 06/01/27	675,000	664,800
4.95%, 05/15/28	900,000	861,650
4.95%, 06/15/28	110,000	105,342
5.25%, 04/15/29	1,830,000	1,755,560
3.75%, 05/15/30	990,000	862,954
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.31%), 7.13%, 05/15/30ρ Δ ^	360,000	311,282
5.75%, 02/15/33	1,300,000	1,251,059
6.50%, 02/01/42	5,000	4,787
5.30%, 04/01/44	20,000	16,302
6.13%, 12/15/45	20,000	17,817
5.30%, 04/15/47	125,000	101,702
5.40%, 10/01/47	50,000	41,303
6.00%, 06/15/48	55,000	48,893
6.25%, 04/15/49	80,000	73,527
	Par	Value
5.00%, 05/15/50Δ	$ 120,000	$ 94,284
EnLink Midstream LLC
5.38%, 06/01/29	100,000	92,598
Entegris Escrow Corporation
5.95%, 06/15/30 144A Δ	650,000	603,491
Entergy Louisiana LLC
5.40%, 11/01/24Δ	1,200,000	1,194,979
4.75%, 09/15/52	25,000	20,606
Enterprise Products Operating LLC
4.15%, 10/16/28	480,000	450,338
3.13%, 07/31/29	100,000	87,929
2.80%, 01/31/30	420,000	356,844
6.65%, 10/15/34	160,000	169,409
7.55%, 04/15/38	50,000	55,730
5.70%, 02/15/42	60,000	57,469
4.85%, 03/15/44	550,000	473,017
4.80%, 02/01/49	30,000	25,450
4.20%, 01/31/50	680,000	525,610
3.70%, 01/31/51	80,000	56,698
3.95%, 01/31/60	20,000	14,073
(Variable, CME Term SOFR 3M + 2.83%), 5.38%, 02/15/78^	330,000	275,212
EOG Resources, Inc.
4.15%, 01/15/26	10,000	9,715
4.38%, 04/15/30Δ	90,000	84,886
3.90%, 04/01/35	260,000	220,933
4.95%, 04/15/50Δ	370,000	327,946
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,097,804
3.75%, 08/15/29	10,000	8,043
3.60%, 11/15/31	2,300,000	1,707,058
EQM Midstream Partners LP
4.13%, 12/01/26Δ	1,800,000	1,667,848
5.50%, 07/15/28Δ	20,000	18,791
EQT Corporation
6.13%, 02/01/25	12,000	11,970
3.13%, 05/15/26 144A	10,000	9,262
3.90%, 10/01/27	1,380,000	1,277,533
5.00%, 01/15/29	100,000	94,095
7.00%, 02/01/30	40,000	41,197
3.63%, 05/15/31 144A Δ	70,000	59,289
Equifax, Inc.
5.10%, 12/15/27Δ	1,800,000	1,749,189
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,636,275
1.45%, 05/15/26	70,000	62,543
1.55%, 03/15/28Δ	2,200,000	1,835,760
3.00%, 07/15/50	10,000	5,906
Equitable Holdings, Inc.
4.35%, 04/20/28	2,600,000	2,422,456
Exelon Corporation
4.05%, 04/15/30	325,000	292,747
5.63%, 06/15/35	285,000	274,649
4.70%, 04/15/50Δ	25,000	20,022
Expedia Group, Inc.
6.25%, 05/01/25 144A	2,054,000	2,058,383
4.63%, 08/01/27	303,000	289,088
3.80%, 02/15/28Δ	300,000	274,290

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.25%, 02/15/30Δ	$ 225,000	$ 190,449
2.95%, 03/15/31Δ	635,000	512,106
Extra Space Storage LP REIT
3.88%, 12/15/27	900,000	825,564
Exxon Mobil Corporation
2.99%, 03/19/25	10,000	9,659
3.04%, 03/01/26	165,000	156,534
3.48%, 03/19/30	540,000	487,907
4.11%, 03/01/46	230,000	184,888
4.33%, 03/19/50	190,000	156,150
3.45%, 04/15/51	20,000	14,012
F&G Global Funding
5.15%, 07/07/25 144A	1,200,000	1,165,457
Federal Realty OP LP REIT
3.50%, 06/01/30Δ	1,900,000	1,619,384
FedEx Corporation
4.55%, 04/01/46	5,000	3,962
4.05%, 02/15/48	380,000	277,939
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	1,972,094
5.63%, 07/15/52	600,000	545,296
Fifth Third Bancorp
2.38%, 01/28/25	375,000	356,223
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28Δ ^	60,000	59,501
(Variable, U.S. SOFR Index + 2.13%), 4.77%, 07/28/30^	1,200,000	1,089,929
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	550,000	524,167
Fiserv, Inc.
3.20%, 07/01/26	70,000	65,483
4.20%, 10/01/28	375,000	351,805
5.60%, 03/02/33	150,000	145,538
Florida Power & Light Co.
3.80%, 12/15/42Δ	425,000	327,757
Ford Motor Co.
3.25%, 02/12/32Δ	600,000	462,986
6.10%, 08/19/32Δ	220,000	207,447
Ford Motor Credit Co. LLC
3.37%, 11/17/23Δ	1,900,000	1,890,657
4.95%, 05/28/27	580,000	545,069
2.90%, 02/16/28	380,000	324,015
2.90%, 02/10/29Δ	200,000	164,363
5.11%, 05/03/29	220,000	201,609
7.35%, 03/06/30Δ	300,000	304,135
4.00%, 11/13/30	1,220,000	1,020,085
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,150,842	1,011,588
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	1,250,000	1,067,342
Foundry JV Holdco LLC
5.88%, 01/25/34 144A Δ	200,000	191,268
Fox Corporation
4.03%, 01/25/24	300,000	297,895
4.71%, 01/25/29Δ	250,000	236,574
3.50%, 04/08/30	125,000	108,532
	Par	Value
5.48%, 01/25/39	$ 140,000	$ 121,092
Freeport-McMoRan, Inc.
4.55%, 11/14/24Δ	10,000	9,828
5.00%, 09/01/27	15,000	14,263
5.45%, 03/15/43	462,000	394,502
GA Global Funding Trust
1.25%, 12/08/23 144A	2,300,000	2,277,460
2.90%, 01/06/32 144A Δ	1,450,000	1,065,133
Garden Spinco Corporation
8.63%, 07/20/30 144A	600,000	626,913
GE HealthCare Technologies, Inc.
6.38%, 11/22/52	320,000	325,476
General Dynamics Corporation
3.50%, 05/15/25	40,000	38,755
4.25%, 04/01/40	30,000	25,513
4.25%, 04/01/50	160,000	131,667
General Electric Co.
4.35%, 05/01/50	20,000	15,786
General Motors Co.
4.00%, 04/01/25	200,000	193,699
6.13%, 10/01/25	190,000	189,876
5.60%, 10/15/32Δ	100,000	93,449
6.60%, 04/01/36	20,000	19,452
5.15%, 04/01/38	50,000	41,799
5.20%, 04/01/45	10,000	7,784
5.40%, 04/01/48Δ	15,000	11,862
5.95%, 04/01/49Δ	224,000	190,190
General Motors Financial Co., Inc.
4.30%, 07/13/25	300,000	289,705
4.35%, 01/17/27Δ	380,000	357,835
4.30%, 04/06/29Δ	410,000	368,030
2.70%, 06/10/31	1,511,000	1,157,611
Gilead Sciences, Inc.
3.70%, 04/01/24	60,000	59,356
3.65%, 03/01/26	40,000	38,306
4.00%, 09/01/36	45,000	38,367
4.50%, 02/01/45	275,000	229,377
4.75%, 03/01/46	20,000	17,148
Glencore Funding LLC
4.13%, 03/12/24 144A	1,095,000	1,085,767
4.63%, 04/29/24 144A	658,000	651,516
4.00%, 03/27/27 144A	480,000	450,865
3.88%, 10/27/27 144A	210,000	195,577
2.63%, 09/23/31 144A	575,000	444,402
Global Payments, Inc.
2.65%, 02/15/25	400,000	381,232
1.20%, 03/01/26	55,000	49,079
5.30%, 08/15/29	550,000	524,891
2.90%, 05/15/30Δ	1,600,000	1,312,887
5.95%, 08/15/52	5,000	4,490
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 6.44%, 10/30/23† ρ	3,000	2,466
Goldman Sachs Group, Inc. (The)
3.85%, 07/08/24	10,000	9,844
3.50%, 04/01/25	20,000	19,263
4.25%, 10/21/25	400,000	385,565

	Par	Value
3.50%, 11/16/26	$ 700,000	$ 651,362
(Floating, CME Term SOFR 3M + 2.01%), 7.38%, 10/28/27†	1,800,000	1,846,751
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	120,000	110,765
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	390,000	354,321
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	1,350,000	1,249,290
(Variable, U.S. SOFR + 1.26%), 2.65%, 10/21/32^	1,540,000	1,189,362
6.25%, 02/01/41	410,000	414,023
(Variable, U.S. SOFR + 1.51%), 3.21%, 04/22/42^	60,000	40,716
(Variable, U.S. SOFR + 1.47%), 2.91%, 07/21/42^	150,000	97,010
5.15%, 05/22/45	20,000	17,164
4.75%, 10/21/45Δ	220,000	185,445
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A Δ	2,000,000	1,757,323
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	897,906
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	89,000	83,771
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 144A	300,000	300,803
Guardian Life Global Funding
1.10%, 06/23/25 144A	100,000	91,893
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A Δ	375,000	320,630
Halliburton Co.
3.80%, 11/15/25	26,000	25,150
6.70%, 09/15/38	10,000	10,548
5.00%, 11/15/45Δ	60,000	50,935
Hasbro, Inc.
3.55%, 11/19/26	10,000	9,320
3.90%, 11/19/29	10,000	8,853
HCA, Inc.
5.25%, 04/15/25	120,000	118,558
5.88%, 02/15/26	50,000	49,735
5.25%, 06/15/26	10,000	9,793
5.38%, 09/01/26	1,600,000	1,570,806
3.13%, 03/15/27	2,100,000	1,908,832
5.88%, 02/01/29	5,000	4,921
3.50%, 09/01/30	400,000	338,557
3.63%, 03/15/32	700,000	580,606
5.50%, 06/15/47Δ	65,000	55,547
5.25%, 06/15/49	15,000	12,342
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,250,413
2.05%, 03/15/31	175,000	126,746
Hess Corporation
5.80%, 04/01/47	15,000	13,700
Hewlett Packard Enterprise Co.
4.45%, 10/02/23	250,000	250,000
6.35%, 10/15/45Δ	45,000	43,868
	Par	Value
Hillenbrand, Inc.
3.75%, 03/01/31Δ	$ 350,000	$ 280,716
Home Depot, Inc. (The)
2.50%, 04/15/27	90,000	82,161
3.90%, 12/06/28	270,000	255,069
2.70%, 04/15/30	170,000	145,280
3.25%, 04/15/32	625,000	536,444
3.30%, 04/15/40	450,000	335,697
5.95%, 04/01/41	10,000	10,237
4.50%, 12/06/48	35,000	29,345
3.35%, 04/15/50	250,000	170,608
Hormel Foods Corporation
1.80%, 06/11/30	45,000	36,241
Host Hotels & Resorts LP REIT
3.38%, 12/15/29	15,000	12,614
2.90%, 12/15/31	267,000	205,435
HP, Inc.
4.00%, 04/15/29Δ	105,000	95,994
5.50%, 01/15/33Δ	5,000	4,691
Humana, Inc.
4.50%, 04/01/25	40,000	39,290
3.95%, 03/15/27Δ	150,000	142,374
3.70%, 03/23/29	25,000	22,817
2.15%, 02/03/32	90,000	68,057
4.63%, 12/01/42	60,000	49,109
4.95%, 10/01/44	70,000	59,113
4.80%, 03/15/47	10,000	8,340
5.50%, 03/15/53Δ	191,000	173,773
Huntington Bancshares, Inc.
4.00%, 05/15/25Δ	550,000	526,748
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28Δ ^	1,250,000	1,155,277
Huntsman International LLC
4.50%, 05/01/29	325,000	294,138
2.95%, 06/15/31	250,000	194,157
Hyatt Hotels Corporation
1.80%, 10/01/24	2,875,000	2,759,191
5.38%, 04/23/25	1,250,000	1,236,525
4.38%, 09/15/28Δ	70,000	64,767
Hyundai Capital America
1.00%, 09/17/24 144A Δ	1,150,000	1,095,868
1.65%, 09/17/26 144A	2,300,000	2,030,793
5.70%, 06/26/30 144A	525,000	505,415
Intel Corporation
3.70%, 07/29/25	80,000	77,470
1.60%, 08/12/28Δ	460,000	389,209
5.13%, 02/10/30	220,000	215,995
5.20%, 02/10/33Δ	825,000	799,215
4.60%, 03/25/40	10,000	8,696
3.73%, 12/08/47	76,000	54,196
3.25%, 11/15/49	5,000	3,190
4.75%, 03/25/50	10,000	8,277
3.05%, 08/12/51	120,000	73,059
Intercontinental Exchange, Inc.
4.60%, 03/15/33	20,000	18,392
3.00%, 06/15/50Δ	1,500,000	928,609

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
International Business Machines Corporation
3.00%, 05/15/24Δ	$ 580,000	$ 570,258
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	280,000	251,095
1.83%, 10/15/27 144A	650,000	540,316
4.38%, 06/01/47	1,000,000	673,370
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	314,039
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,150,733
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,577,633
J M Smucker Co. (The)
4.25%, 03/15/35	5,000	4,220
Jackson Financial, Inc.
3.13%, 11/23/31Δ	599,800	460,377
JBS U.S.A. LUX SA
5.13%, 02/01/28	1,200,000	1,143,075
Jefferies Finance LLC
5.00%, 08/15/28 144A	650,000	548,143
Jefferies Financial Group, Inc.
2.63%, 10/15/31	35,000	26,629
JPMorgan Chase & Co.
(Variable, CME Term SOFR 3M + 1.26%), 4.02%, 12/05/24^	1,005,000	1,000,590
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	650,000	623,631
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	210,000	197,165
2.95%, 10/01/26	700,000	648,497
(Variable, CME Term SOFR 3M + 1.51%), 3.96%, 01/29/27^	875,000	836,666
4.25%, 10/01/27Δ	320,000	303,818
3.63%, 12/01/27Δ	900,000	829,919
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,079,000	1,005,474
(Variable, U.S. SOFR + 1.17%), 2.95%, 02/24/28^	70,000	63,534
(Variable, U.S. SOFR + 1.89%), 2.18%, 06/01/28Δ ^	65,000	56,983
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,720,000	1,561,057
(Variable, CME Term SOFR 3M + 1.52%), 4.20%, 07/23/29^	380,000	352,280
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	1,946,742
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,119,810
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	75,000	68,692
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	550,000	446,080
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	200,000	164,398
(Variable, CME Term SOFR 3M + 1.25%), 2.58%, 04/22/32^	750,000	591,973
	Par	Value
(Variable, U.S. SOFR + 1.18%), 2.55%, 11/08/32^	$ 590,000	$ 456,829
(Variable, U.S. SOFR + 2.58%), 5.72%, 09/14/33^	600,000	577,135
(Variable, CME Term SOFR 3M + 1.62%), 3.88%, 07/24/38^	20,000	15,980
4.95%, 06/01/45	20,000	17,121
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	55,000	35,776
Kennedy-Wilson, Inc.
4.75%, 03/01/29	100,000	76,876
Kilroy Realty LP REIT
4.75%, 12/15/28Δ	1,678,000	1,525,654
Kimberly-Clark Corporation
3.20%, 04/25/29	10,000	9,098
2.88%, 02/07/50Δ	5,000	3,205
Kinder Morgan Energy Partners LP
4.25%, 09/01/24	280,000	275,526
Kinder Morgan, Inc.
4.30%, 03/01/28	50,000	47,083
5.20%, 06/01/33Δ	250,000	231,387
5.45%, 08/01/52	28,000	23,828
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	26,163
Kraft Heinz Foods Co.
6.88%, 01/26/39	30,000	31,493
Kroger Co. (The)
3.50%, 02/01/26	10,000	9,524
L3Harris Technologies, Inc.
5.05%, 04/27/45	50,000	43,608
Laboratory Corporation of America Holdings
1.55%, 06/01/26	70,000	62,732
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A	1,000,000	609,527
Leidos, Inc.
5.75%, 03/15/33Δ	400,000	383,683
Lincoln National Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.32%), 9.25%, 12/01/27ρ ^	114,000	117,704
LKQ Corporation
6.25%, 06/15/33 144A	250,000	242,013
Lockheed Martin Corporation
3.90%, 06/15/32	160,000	143,585
5.25%, 01/15/33Δ	675,000	667,265
4.50%, 05/15/36	50,000	45,637
4.15%, 06/15/53	510,000	403,022
Louisville Gas and Electric Co.
4.25%, 04/01/49	25,000	19,176
Lowe's Cos., Inc.
1.70%, 09/15/28Δ	900,000	751,975
4.50%, 04/15/30	110,000	102,685
1.70%, 10/15/30Δ	675,000	518,065
5.00%, 04/15/33Δ	1,125,000	1,059,607
3.00%, 10/15/50	150,000	88,677
4.25%, 04/01/52	475,000	350,756

	Par	Value
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	$ 710,000	$ 614,524
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	309,525
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	115,011
6.50%, 03/01/41	5,000	4,952
Markel Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%), 6.00%, 06/01/25ρ ^	500,000	483,286
Marriott International, Inc.
4.90%, 04/15/29	325,000	310,046
4.63%, 06/15/30Δ	600,000	552,971
Mars, Inc.
2.70%, 04/01/25 144A	220,000	210,851
3.20%, 04/01/30 144A	475,000	417,430
2.38%, 07/16/40 144A Δ	150,000	95,011
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	350,000	335,695
4.38%, 03/15/29	500,000	474,544
Martin Marietta Materials, Inc.
3.20%, 07/15/51Δ	325,000	203,667
Masco Corporation
1.50%, 02/15/28Δ	2,200,000	1,846,778
Mastercard, Inc.
3.85%, 03/26/50	310,000	239,038
McDonald’s Corporation
1.45%, 09/01/25Δ	40,000	37,051
3.70%, 01/30/26	20,000	19,242
3.50%, 03/01/27	360,000	339,052
3.50%, 07/01/27	330,000	309,248
3.80%, 04/01/28	90,000	84,689
3.60%, 07/01/30Δ	160,000	142,942
6.30%, 03/01/38	35,000	36,515
3.63%, 09/01/49	130,000	91,661
4.20%, 04/01/50	480,000	373,103
Medtronic, Inc.
4.63%, 03/15/45Δ	36,000	31,619
Meta Platforms, Inc.
3.85%, 08/15/32	945,000	838,867
5.75%, 05/15/63Δ	790,000	745,565
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	311,078
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ Δ ^	1,000,000	927,587
6.40%, 12/15/36	50,000	48,919
4.60%, 05/13/46Δ	5,000	4,147
5.00%, 07/15/52	15,000	12,964
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,878,310
Micron Technology, Inc.
6.75%, 11/01/29	35,000	35,584
5.88%, 02/09/33	130,000	124,287
Microsoft Corporation
2.88%, 02/06/24	260,000	257,564
	Par	Value
3.30%, 02/06/27Δ	$ 250,000	$ 237,325
3.45%, 08/08/36	515,000	434,667
2.53%, 06/01/50Δ	18,000	10,971
2.92%, 03/17/52Δ	37,000	24,294
3.04%, 03/17/62	108,000	68,458
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	320,116
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	22,212	22,030
Mondelez International, Inc.
1.50%, 05/04/25	370,000	346,309
Morgan Stanley
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	725,000	703,787
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26^	560,000	526,272
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26^	60,000	53,544
3.63%, 01/20/27	800,000	747,199
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27Δ ^	826,000	809,899
3.95%, 04/23/27	398,000	369,883
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	65,000	57,870
(Variable, U.S. SOFR + 0.86%), 1.51%, 07/20/27^	70,000	61,873
(Variable, U.S. SOFR + 1.00%), 2.48%, 01/21/28^	10,000	8,920
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	220,000	200,717
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	1,235,000	1,188,653
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	385,000	356,307
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,795,000	1,468,525
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	760,000	655,060
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	725,000	537,312
(Variable, U.S. SOFR + 1.20%), 2.51%, 10/20/32^	340,000	260,276
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33^	1,200,000	1,090,984
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,120,000	814,379
Mosaic Co. (The)
5.45%, 11/15/33	30,000	28,230
Motorola Solutions, Inc.
2.30%, 11/15/30	10,000	7,772
2.75%, 05/24/31	10,000	7,906
MPLX LP
4.88%, 12/01/24	10,000	9,862
4.88%, 06/01/25	100,000	98,114
4.00%, 03/15/28	50,000	46,282
4.80%, 02/15/29	745,000	707,212
4.50%, 04/15/38	570,000	462,283
4.70%, 04/15/48	180,000	136,616
5.50%, 02/15/49	400,000	339,121
MPT Operating Partnership LP REIT
4.63%, 08/01/29Δ	435,000	308,756

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MSCI, Inc.
3.63%, 11/01/31 144A	$ 250,000	$ 204,858
Nature Conservancy (The)
0.94%, 07/01/26	25,000	21,535
1.30%, 07/01/28	25,000	19,965
New York Life Global Funding
0.95%, 06/24/25 144A	20,000	18,417
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	965,000	817,273
2.25%, 06/01/30	1,900,000	1,522,432
NFP Corporation
7.50%, 10/01/30 144A	600,000	576,997
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,856,979
NIKE, Inc.
2.40%, 03/27/25Δ	10,000	9,569
2.75%, 03/27/27Δ	20,000	18,486
3.25%, 03/27/40	110,000	83,386
3.38%, 03/27/50	270,000	192,865
NiSource, Inc.
3.60%, 05/01/30	100,000	87,184
3.95%, 03/30/48	450,000	322,648
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	1,843,170
NNN REIT, Inc. REIT
3.90%, 06/15/24	255,000	251,149
3.60%, 12/15/26	250,000	232,543
Northern Trust Corporation
1.95%, 05/01/30Δ	60,000	47,814
Northrop Grumman Corporation
2.93%, 01/15/25	350,000	337,633
3.25%, 01/15/28Δ	840,000	770,873
5.25%, 05/01/50	340,000	314,120
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	293,798
3.85%, 09/30/47 144A Δ	250,000	177,734
NOV, Inc.
3.95%, 12/01/42	15,000	10,543
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	612,208
3.63%, 02/15/31 144A	850,000	645,822
NuStar Logistics LP
5.75%, 10/01/25	235,000	228,788
6.38%, 10/01/30Δ	700,000	663,831
NVIDIA Corporation
2.85%, 04/01/30Δ	350,000	305,547
3.50%, 04/01/40	620,000	488,531
3.50%, 04/01/50	120,000	87,540
3.70%, 04/01/60	20,000	14,669
Occidental Petroleum Corporation
6.95%, 07/01/24	136,000	136,988
5.55%, 03/15/26Δ	360,000	355,603
3.20%, 08/15/26	260,000	239,039
6.63%, 09/01/30Δ	190,000	192,725
7.88%, 09/15/31	675,000	731,083
6.45%, 09/15/36	205,000	201,515
	Par	Value
4.63%, 06/15/45	$ 130,000	$ 93,644
6.60%, 03/15/46Δ	220,000	216,431
4.40%, 04/15/46Δ	800,000	587,932
4.20%, 03/15/48Δ	80,000	55,359
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,630,000	1,360,268
ONEOK, Inc.
5.55%, 11/01/26	130,000	129,184
5.80%, 11/01/30Δ	210,000	205,706
6.35%, 01/15/31	1,600,000	1,610,985
6.05%, 09/01/33	440,000	432,528
5.20%, 07/15/48	20,000	16,393
6.63%, 09/01/53	380,000	372,549
Oracle Corporation
1.65%, 03/25/26	65,000	58,893
2.95%, 04/01/30	121,000	101,869
4.65%, 05/06/30	805,000	753,239
2.88%, 03/25/31	700,000	572,089
6.25%, 11/09/32	1,125,000	1,139,511
4.90%, 02/06/33Δ	946,000	872,358
6.13%, 07/08/39	15,000	14,505
3.60%, 04/01/40	405,000	292,796
4.00%, 07/15/46	290,000	204,813
6.90%, 11/09/52	780,000	804,293
5.55%, 02/06/53	650,000	569,973
Otis Worldwide Corporation
2.06%, 04/05/25Δ	130,000	122,779
2.57%, 02/15/30	25,000	20,747
Pacific Gas and Electric Co.
1.70%, 11/15/23	2,200,000	2,187,831
3.40%, 08/15/24	600,000	585,818
3.15%, 01/01/26	1,300,000	1,209,629
2.95%, 03/01/26	800,000	737,485
2.10%, 08/01/27Δ	370,000	316,601
4.55%, 07/01/30Δ	1,800,000	1,592,084
2.50%, 02/01/31	470,000	357,906
4.50%, 07/01/40	10,000	7,452
3.30%, 08/01/40	165,000	105,848
4.95%, 07/01/50	25,000	18,667
3.50%, 08/01/50Δ	80,000	47,719
PacifiCorp
4.15%, 02/15/50	45,000	31,683
Paramount Global
4.95%, 05/19/50	700,000	474,619
Parsley Energy LLC
4.13%, 02/15/28 144A	30,000	27,581
PayPal Holdings, Inc.
1.65%, 06/01/25Δ	10,000	9,362
2.65%, 10/01/26	50,000	46,149
2.85%, 10/01/29	50,000	43,385
2.30%, 06/01/30Δ	300,000	245,410
PepsiCo, Inc.
2.25%, 03/19/25	20,000	19,113
2.63%, 03/19/27	30,000	27,687
1.63%, 05/01/30Δ	20,000	16,079
2.88%, 10/15/49	100,000	65,500

	Par	Value
Permian Resources Operating LLC
7.00%, 01/15/32 144A	$ 330,000	$ 325,790
Phillips 66
3.85%, 04/09/25	100,000	97,306
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,170,947
Pioneer Natural Resources Co.
1.13%, 01/15/26	70,000	63,291
2.15%, 01/15/31	290,000	229,027
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.32%), 5.81%, 06/12/26^	20,000	19,846
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ ^	1,000,000	742,273
(Variable, U.S. SOFR + 1.84%), 5.58%, 06/12/29^	560,000	543,533
Post Holdings, Inc.
5.50%, 12/15/29 144A	960,000	871,391
Principal Life Global Funding II
1.25%, 06/23/25 144A	90,000	83,067
Progress Energy, Inc.
7.75%, 03/01/31	350,000	382,083
Progressive Corporation (The)
3.20%, 03/26/30	5,000	4,356
Prologis LP REIT
4.63%, 01/15/33	650,000	602,014
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52Δ ^	600,000	550,715
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53^	400,000	387,670
Public Service Co. of Colorado
4.50%, 06/01/52	35,000	27,370
Public Storage Operating Co. REIT
0.88%, 02/15/26	70,000	62,895
1.85%, 05/01/28	5,000	4,284
0.50%, 09/09/30(E)	2,000,000	1,624,535
PulteGroup, Inc.
5.50%, 03/01/26	60,000	59,619
Qorvo, Inc.
4.38%, 10/15/29Δ	45,000	39,625
QUALCOMM, Inc.
4.65%, 05/20/35	50,000	46,901
Range Resources Corporation
4.88%, 05/15/25	10,000	9,708
Realty Income Corporation REIT
4.13%, 10/15/26	65,000	62,322
3.95%, 08/15/27	150,000	140,778
3.25%, 01/15/31	1,800,000	1,514,268
Regency Centers LP REIT
2.95%, 09/15/29	775,000	660,393
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,155,103
Reinsurance Group of America, Inc.
3.90%, 05/15/29Δ	25,000	22,419
	Par	Value
Republic Services, Inc.
2.50%, 08/15/24	$ 10,000	$ 9,716
4.88%, 04/01/29	350,000	340,356
Retail Opportunity Investments Partnership LP REIT
6.75%, 10/15/28Δ	875,000	864,224
Revvity, Inc.
3.30%, 09/15/29	15,000	13,024
Roche Holdings, Inc.
2.61%, 12/13/51 144A Δ	550,000	329,373
Rocket Mortgage LLC
4.00%, 10/15/33 144A	850,000	643,066
Roper Technologies, Inc.
4.20%, 09/15/28Δ	500,000	470,418
RTX Corporation
3.15%, 12/15/24	120,000	116,206
3.95%, 08/16/25	380,000	367,872
3.50%, 03/15/27Δ	550,000	511,962
4.13%, 11/16/28	860,000	802,487
7.50%, 09/15/29	10,000	10,956
2.25%, 07/01/30	270,000	217,454
4.50%, 06/01/42	330,000	270,342
3.03%, 03/15/52	90,000	54,249
Rush Obligated Group
3.92%, 11/15/29	400,000	367,043
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	450,000	447,283
5.00%, 03/15/27	425,000	412,507
4.20%, 03/15/28	300,000	279,671
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,246,812
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	750,000	551,985
Santander Holdings U.S.A., Inc.
4.50%, 07/17/25Δ	60,000	58,196
3.24%, 10/05/26	1,100,000	997,201
(Variable, U.S. SOFR + 1.25%), 2.49%, 01/06/28Δ ^	70,000	60,821
SBA Tower Trust REIT
2.84%, 01/15/25 144A	2,200,000	2,106,382
2.33%, 01/15/28 144A	2,300,000	1,959,375
Schlumberger Holdings Corporation
3.90%, 05/17/28 144A	252,000	234,259
Sempra
3.40%, 02/01/28	275,000	250,521
ServiceNow, Inc.
1.40%, 09/01/30	675,000	518,620
Sherwin-Williams Co. (The)
3.13%, 06/01/24Δ	700,000	687,003
2.95%, 08/15/29Δ	475,000	410,878
Skyworks Solutions, Inc.
1.80%, 06/01/26Δ	2,200,000	1,959,320
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	594,418
Sotheby's
5.88%, 06/01/29 144A	325,000	261,154

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Southern California Edison Co.
3.70%, 08/01/25	$2,800,000	$2,694,803
4.20%, 03/01/29	400,000	372,813
4.88%, 03/01/49	30,000	24,579
Southern California Gas Co.
2.95%, 04/15/27Δ	2,100,000	1,927,823
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	282,236
4.40%, 06/01/43	10,000	7,615
Southern Copper Corporation
5.25%, 11/08/42Δ	2,010,000	1,739,491
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	440,340
Southern Power Co.
0.90%, 01/15/26Δ	2,200,000	1,972,940
4.95%, 12/15/46	30,000	24,264
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	59,728
Southwestern Energy Co.
5.38%, 02/01/29	10,000	9,219
5.38%, 03/15/30	70,000	63,858
4.75%, 02/01/32	120,000	103,124
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,139,903
4.00%, 07/15/29	750,000	664,033
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,550,057
8.75%, 03/15/32	60,000	69,464
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	185,586
Starbucks Corporation
3.80%, 08/15/25Δ	625,000	605,466
4.00%, 11/15/28Δ	475,000	446,956
2.55%, 11/15/30	1,900,000	1,561,414
State Street Corporation
(Variable, U.S. SOFR + 1.72%), 5.82%, 11/04/28^	60,000	60,112
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	240,000	203,765
Steel Dynamics, Inc.
2.40%, 06/15/25	140,000	131,599
1.65%, 10/15/27	275,000	233,719
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,607,612
Sunoco LP
7.00%, 09/15/28 144A	810,000	800,036
Sutter Health
2.29%, 08/15/30	215,000	173,739
Synchrony Financial
2.88%, 10/28/31	25,000	17,735
Sysco Corporation
6.60%, 04/01/40	645,000	659,716
Tallgrass Energy Partners LP
6.00%, 12/31/30 144A Δ	10,000	8,838
Targa Resources Corporation
4.20%, 02/01/33	610,000	519,042
Targa Resources Partners LP
6.50%, 07/15/27	355,000	358,092
	Par	Value
5.00%, 01/15/28	$ 70,000	$ 66,646
6.88%, 01/15/29	1,155,000	1,157,117
5.50%, 03/01/30	355,000	332,680
4.88%, 02/01/31	285,000	255,595
4.00%, 01/15/32	30,000	25,277
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	48,483
4.90%, 09/15/44 144A	150,000	126,511
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	1,440,000	1,203,867
Texas Instruments, Inc.
1.75%, 05/04/30	120,000	97,194
Textron, Inc.
2.45%, 03/15/31Δ	1,700,000	1,352,061
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	390,000	419,527
Time Warner Cable LLC
6.55%, 05/01/37	95,000	86,226
7.30%, 07/01/38	680,000	655,523
5.88%, 11/15/40	300,000	248,768
TJX Cos., Inc. (The)
2.25%, 09/15/26	40,000	36,763
T-Mobile U.S.A., Inc.
3.50%, 04/15/25Δ	578,000	557,861
2.25%, 02/15/26	10,000	9,215
3.75%, 04/15/27	50,000	46,738
3.38%, 04/15/29	1,370,000	1,206,223
3.88%, 04/15/30	2,006,000	1,778,016
2.55%, 02/15/31	1,570,000	1,249,858
3.50%, 04/15/31	450,000	380,952
2.70%, 03/15/32	610,000	477,398
5.20%, 01/15/33	1,175,000	1,109,671
3.00%, 02/15/41	380,000	251,974
3.40%, 10/15/52	30,000	18,756
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	700,000	728,026
3.25%, 05/15/30	870,000	747,176
TransDigm, Inc.
7.50%, 03/15/27	300,000	300,875
4.63%, 01/15/29Δ	130,000	113,684
6.88%, 12/15/30 144A	1,010,000	991,536
Trimble, Inc.
6.10%, 03/15/33	650,000	637,290
TriNet Group, Inc.
7.13%, 08/15/31 144A	725,000	718,667
Trinity Industries, Inc.
7.75%, 07/15/28 144A	500,000	503,437
Tronox, Inc.
4.63%, 03/15/29 144A Δ	1,225,000	990,163
Truist Bank
4.05%, 11/03/25Δ	600,000	577,095
Truist Financial Corporation
(Variable, U.S. SOFR + 0.61%), 1.27%, 03/02/27^	25,000	22,161
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	535,000	529,366

	Par	Value
(Variable, U.S. SOFR + 0.86%), 1.89%, 06/07/29Δ ^	$ 75,000	$ 61,637
(Variable, U.S. SOFR + 2.36%), 5.87%, 06/08/34Δ ^	1,010,000	951,348
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,074,781
Tyson Foods, Inc.
4.35%, 03/01/29	10,000	9,315
5.10%, 09/28/48	15,000	12,217
U.S. Bancorp
1.45%, 05/12/25Δ	200,000	186,628
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ ^	775,000	570,663
(Variable, U.S. SOFR + 0.73%), 2.22%, 01/27/28^	125,000	110,333
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	955,000	930,108
(Variable, U.S. SOFR + 2.26%), 5.84%, 06/12/34Δ ^	590,000	556,917
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,029,073
2.10%, 08/01/32	150,000	108,467
Union Pacific Corporation
3.75%, 07/15/25Δ	10,000	9,691
2.89%, 04/06/36	600,000	454,996
3.84%, 03/20/60	250,000	175,750
3.75%, 02/05/70Δ	80,000	53,674
United Parcel Service, Inc.
6.20%, 01/15/38	35,000	37,421
United Rentals North America, Inc.
3.88%, 02/15/31Δ	60,000	49,987
3.75%, 01/15/32	190,000	153,567
UnitedHealth Group, Inc.
4.00%, 05/15/29Δ	290,000	271,547
5.30%, 02/15/30	1,600,000	1,590,719
2.00%, 05/15/30	150,000	121,534
2.30%, 05/15/31	50,000	40,425
4.20%, 05/15/32	200,000	182,609
5.35%, 02/15/33Δ	3,050,000	3,018,755
6.88%, 02/15/38	40,000	44,649
2.75%, 05/15/40	700,000	476,172
4.25%, 06/15/48	175,000	139,952
4.45%, 12/15/48	50,000	41,353
3.70%, 08/15/49	170,000	122,621
2.90%, 05/15/50	290,000	178,366
5.05%, 04/15/53	560,000	501,483
3.88%, 08/15/59Δ	10,000	7,130
3.13%, 05/15/60	30,000	18,207
Universal Health Services, Inc.
2.65%, 10/15/30Δ	700,000	546,062
University of Chicago (The)
5.42%, 10/01/30	100,000	100,732
Vanguard Group, Inc. (The)
3.05%, 08/22/50†††	390,000	222,733
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,412,615
	Par	Value
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	$ 125,000	$ 119,361
3.88%, 11/01/33 144A Δ	200,000	155,502
Verizon Communications, Inc.
3.00%, 03/22/27	70,000	64,259
2.10%, 03/22/28Δ	290,000	249,210
4.33%, 09/21/28	452,000	424,901
3.15%, 03/22/30	490,000	418,418
1.75%, 01/20/31	900,000	678,574
2.55%, 03/21/31	1,578,000	1,257,283
4.50%, 08/10/33	530,000	472,125
5.25%, 03/16/37	270,000	252,144
2.65%, 11/20/40	380,000	240,715
3.40%, 03/22/41	80,000	56,754
3.85%, 11/01/42	40,000	29,596
4.13%, 08/15/46	420,000	314,150
4.86%, 08/21/46	30,000	24,823
5.50%, 03/16/47Δ	40,000	37,138
4.00%, 03/22/50	40,000	28,691
2.88%, 11/20/50	115,000	66,538
Viatris, Inc.
4.00%, 06/22/50	20,000	12,105
Visa, Inc.
3.15%, 12/14/25	75,000	71,610
2.05%, 04/15/30	270,000	223,075
4.30%, 12/14/45	460,000	389,812
VMware, Inc.
1.40%, 08/15/26	10,000	8,825
4.65%, 05/15/27Δ	700,000	675,388
3.90%, 08/21/27	500,000	466,079
1.80%, 08/15/28	300,000	249,181
2.20%, 08/15/31	600,000	453,021
Vontier Corporation
2.40%, 04/01/28	700,000	584,811
Voya Financial, Inc.
5.70%, 07/15/43	170,000	149,222
Walmart, Inc.
1.05%, 09/17/26	75,000	66,909
1.50%, 09/22/28Δ	20,000	16,977
1.80%, 09/22/31Δ	80,000	63,004
5.25%, 09/01/35	25,000	25,063
Walt Disney Co. (The)
3.70%, 09/15/24Δ	625,000	613,245
6.65%, 11/15/37	150,000	161,152
Warnermedia Holdings, Inc.
6.41%, 03/15/26Δ	30,000	30,007
3.76%, 03/15/27	140,000	129,311
4.05%, 03/15/29Δ	180,000	160,459
4.28%, 03/15/32Δ	2,910,000	2,471,790
5.05%, 03/15/42	370,000	286,359
5.14%, 03/15/52	350,000	260,273
Waste Management, Inc.
1.15%, 03/15/28	250,000	209,665
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	740,901

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wells Fargo & Co.
4.48%, 01/16/24Δ	$ 6,000	$ 5,973
3.75%, 01/24/24	365,000	362,397
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ Δ ^	700,000	611,781
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26^	40,000	37,567
4.10%, 06/03/26	440,000	418,111
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	1,700,000	1,651,543
3.00%, 10/23/26	1,660,000	1,525,272
(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 06/17/27^	50,000	46,449
4.30%, 07/22/27	1,255,000	1,183,215
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 05/22/28^	10,000	9,160
(Variable, U.S. SOFR + 2.10%), 2.39%, 06/02/28^	70,000	61,410
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,718,061
4.15%, 01/24/29	655,000	601,753
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	420,000	409,917
(Variable, CME Term SOFR 3M + 1.43%), 2.88%, 10/30/30^	445,000	370,661
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	10,000	8,089
(Variable, CME Term SOFR 3M + 4.03%), 4.48%, 04/04/31^	420,000	381,166
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	500,000	404,385
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33^	1,953,000	1,768,313
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34^	540,000	511,612
5.38%, 11/02/43	190,000	164,963
4.65%, 11/04/44	340,000	264,767
4.90%, 11/17/45	30,000	24,099
4.75%, 12/07/46	20,000	15,634
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	2,750,000	2,313,318
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	862,773
4.13%, 03/15/29Δ	5,000	4,571
3.10%, 01/15/30	60,000	50,849
Western Digital Corporation
2.85%, 02/01/29	25,000	20,095
Western Midstream Operating LP
4.50%, 03/01/28	60,000	55,886
4.05%, 02/01/30	980,000	857,679
5.45%, 04/01/44	75,000	60,545
5.30%, 03/01/48	65,000	50,815
5.50%, 08/15/48	10,000	7,962
5.25%, 02/01/50	20,000	15,604
Westinghouse Air Brake Technologies Corporation
4.70%, 09/15/28	55,000	51,747
Williams Cos., Inc. (The)
3.90%, 01/15/25Δ	300,000	292,065
	Par	Value
7.50%, 01/15/31	$ 100,000	$ 106,548
7.75%, 06/15/31	1,005,000	1,080,459
8.75%, 03/15/32	181,000	205,965
5.65%, 03/15/33Δ	525,000	507,591
5.75%, 06/24/44	100,000	90,792
Willis North America, Inc.
2.95%, 09/15/29	40,000	34,135
3.88%, 09/15/49	10,000	6,712
Workday, Inc.
3.70%, 04/01/29Δ	325,000	294,957
3.80%, 04/01/32	225,000	192,998
WP Carey, Inc. REIT
4.00%, 02/01/25Δ	105,000	102,159
3.85%, 07/15/29	900,000	796,348
WR Grace Holdings LLC
4.88%, 06/15/27 144A	730,000	670,642
WRKCo, Inc.
3.75%, 03/15/25	500,000	485,615
4.00%, 03/15/28	1,100,000	1,020,489
4.90%, 03/15/29	60,000	57,375
Xerox Holdings Corporation
5.00%, 08/15/25 144A	1,240,000	1,179,095
Total Corporate Bonds (Cost $533,315,452)		471,143,013
FOREIGN BONDS — 10.2%
Argentina — 0.0%
Argentine Republic Government International Bond
(Step to 1.75% on 07/09/27), 0.75%, 07/09/30 STEP	254,303	72,942
(Step to 4.88% on 07/09/29), 3.50%, 07/09/41 STEP	810,000	209,212
Provincia de Buenos Aires
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 144A STEP	666,200	220,712
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 STEP	820,000	271,666
		774,532
Australia — 0.1%
BHP Billiton Finance U.S.A., Ltd.
5.00%, 09/30/43	50,000	45,182
Commonwealth Bank of Australia
3.90%, 07/12/47 144A Δ	110,000	83,900
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	167,998
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	250,000	223,751
(Variable, U.S. SOFR + 1.53%), 2.87%, 01/14/33 144A ^	600,000	454,013
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	554,383
Newcrest Finance Pty, Ltd.
3.25%, 05/13/30 144A	818,000	696,422

	Par	Value
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	$ 175,000	$ 162,161
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	237,697
		2,625,507
Austria — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31	230,000	189,252
3.13%, 01/15/32	720,000	553,645
		742,897
Brazil — 0.8%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/24(B) »	75,000,000	14,505,531
Brazilian Government International Bond
5.00%, 01/27/45	2,050,000	1,522,668
Vale Overseas, Ltd.
6.88%, 11/21/36	394,000	396,782
		16,424,981
Canada — 0.4%
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	69,437
Bank of Montreal
1.85%, 05/01/25	220,000	206,526
(Variable, U.S. SOFR + 0.60%), 0.95%, 01/22/27^	70,000	62,446
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	87,427
Bank of Nova Scotia (The)
1.30%, 06/11/25	90,000	83,293
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 05/04/37^	260,000	216,878
Brookfield Finance, Inc.
3.50%, 03/30/51	820,000	510,981
Canadian National Railway Co.
2.45%, 05/01/50Δ	35,000	19,954
Canadian Pacific Railway Co.
3.10%, 12/02/51	370,000	231,760
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,029,826
Enbridge, Inc.
2.50%, 08/01/33	850,000	631,023
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/28	400,000	379,575
5.63%, 08/16/32	800,000	748,240
First Quantum Minerals, Ltd.
8.63%, 06/01/31 144A	200,000	199,286
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	569,279
Rogers Communications, Inc.
3.80%, 03/15/32	650,000	540,426
	Par	Value
4.35%, 05/01/49	$ 15,000	$ 10,702
Royal Bank of Canada
1.15%, 06/10/25	30,000	27,752
Teck Resources, Ltd.
6.00%, 08/15/40	10,000	8,961
Toronto-Dominion Bank (The)
1.15%, 06/12/25Δ	40,000	37,049
4.46%, 06/08/32	775,000	695,470
		7,366,291
Chile — 0.1%
Chile Government International Bond
4.95%, 01/05/36	1,941,005	1,784,076
China — 0.2%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/25 144A	800,000	755,689
2.13%, 02/21/26 144A	2,500,000	2,240,889
4.25%, 04/15/26 144A	125,000	117,540
Park Aerospace Holdings, Ltd.
5.50%, 02/15/24 144A	60,000	59,711
		3,173,829
Colombia — 0.1%
Colombia Government International Bond
4.13%, 02/22/42	650,000	395,312
5.63%, 02/26/44	750,000	538,915
Ecopetrol SA
8.63%, 01/19/29	90,000	90,431
6.88%, 04/29/30	40,000	36,561
8.88%, 01/13/33	220,000	215,065
5.88%, 05/28/45	1,140,000	752,246
		2,028,530
Denmark — 0.1%
Danske Bank A/S
5.38%, 01/12/24 144A	540,000	537,883
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	210,787
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,640,530
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 09/22/26 144A ^	200,000	199,999
Realkredit Danmark A/S
1.50%, 10/01/53(D) †††	1	—
		2,589,199
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27Δ	9,000	8,342

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
France — 0.8%
BNP Paribas SA
(Variable, USD SOFR ICE Swap Rate 5Y + 4.15%), 6.63%, 03/25/24 144A ρ Δ ^	$ 200,000	$ 197,967
3.38%, 01/09/25 144A	450,000	434,438
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,790,000	1,670,887
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	694,311
4.40%, 08/14/28 144A	780,000	725,602
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.35%), 8.50%, 08/14/28 144A ρ ^	490,000	480,603
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,524,352
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.13%, 01/13/29 144A Δ ^	910,000	878,999
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	880,000	781,753
BPCE SA
4.63%, 09/12/28 144A	375,000	350,644
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	280,964
(Variable, U.S. SOFR + 1.73%), 3.12%, 10/19/32 144A ^	875,000	652,836
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	563,908
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	293,159
4.38%, 03/17/25Δ	275,000	265,843
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	2,025,000	1,883,221
4.13%, 01/10/27 144A Δ	450,000	424,047
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	221,780
Danone SA
2.59%, 11/02/23 144A	650,000	648,227
2.95%, 11/02/26 144A	310,000	288,064
SNF Group SACA
3.38%, 03/15/30 144A	680,000	549,537
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	1,700,000	1,518,398
TotalEnergies Capital International SA
3.46%, 02/19/29	5,000	4,576
2.83%, 01/10/30	35,000	30,385
3.13%, 05/29/50Δ	25,000	16,318
TotalEnergies Capital SA
3.88%, 10/11/28	5,000	4,702
		15,385,521
	Par	Value
Germany — 0.3%
Deutsche Bank AG
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	$1,800,000	$1,781,306
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,478,603
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	407,098
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	900,000	755,681
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	800,000	671,717
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A ^	1,200,000	1,162,312
		6,256,717
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	187,887
Hungary — 0.0%
Hungary Government International Bond
6.13%, 05/22/28	500,000	499,192
Indonesia — 0.0%
Indonesia Government International Bond
3.05%, 03/12/51	290,000	188,777
3.35%, 03/12/71	240,000	144,778
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31 144A	590,000	482,344
		815,899
Ireland — 0.2%
AerCap Ireland Capital DAC
4.88%, 01/16/24	350,000	348,633
6.50%, 07/15/25	290,000	290,431
2.45%, 10/29/26	1,160,000	1,039,582
3.00%, 10/29/28	1,480,000	1,269,705
3.30%, 01/30/32	1,075,000	854,974
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	250,000	223,849
Johnson Controls International PLC
4.90%, 12/01/32	200,000	191,269
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	843,000	684,211
		4,902,654
Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	260,000	221,408
3.38%, 01/15/50	430,000	286,641
		508,049

	Par	Value
Italy — 0.3%
Intesa Sanpaolo SpA
5.02%, 06/26/24 144A	$ 1,310,000	$ 1,279,126
3.25%, 09/23/24 144A	1,400,000	1,356,990
5.71%, 01/15/26 144A	200,000	191,029
UniCredit SpA
7.83%, 12/04/23 144A	3,100,000	3,103,909
		5,931,054
Japan — 2.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,195,305
Japan Treasury Discount Bill
0.00%, 10/30/23(J) »	4,510,000,000	30,184,419
0.00%, 11/27/23(J) »	279,000,000	1,867,559
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28^	270,000	253,709
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,171,350
4.29%, 07/26/38Δ	30,000	25,382
Mizuho Financial Group, Inc.
(Variable, CME Term SOFR 3M + 1.09%), 2.23%, 05/25/26Δ ^	1,600,000	1,496,180
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,664,778
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.67%, 05/27/29^	400,000	393,535
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30^	2,100,000	1,808,412
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	2,850,000	2,693,333
4.35%, 09/17/27 144A Δ	770,000	703,208
Nomura Holdings, Inc.
2.61%, 07/14/31Δ	270,000	206,747
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	1,900,011
		46,563,928
Jersey — 0.0%
Aptiv PLC
3.10%, 12/01/51Δ	20,000	11,450
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	892,859	690,236
		701,686
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	182,298
Luxembourg — 0.1%
Altice Financing SA
5.75%, 08/15/29 144A Δ	250,000	205,202
	Par	Value
ArcelorMittal SA
6.55%, 11/29/27Δ	$ 600,000	$ 608,986
7.00%, 10/15/39Δ	85,000	85,326
		899,514
Mexico — 0.9%
Mexican Bonos
7.75%, 11/23/34(M)	15,250,000	746,447
7.75%, 11/13/42(M)	197,825,200	9,149,167
8.00%, 11/07/47(M)	43,320,000	2,046,623
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	325,811
Mexico Government International Bond
2.66%, 05/24/31Δ	760,000	601,566
4.75%, 04/27/32	2,300,000	2,076,558
3.50%, 02/12/34Δ	1,641,000	1,287,212
6.35%, 02/09/35	430,000	421,438
4.28%, 08/14/41	200,000	147,944
6.34%, 05/04/53	200,000	182,514
3.77%, 05/24/61	702,000	413,971
Orbia Advance Corporation SAB de CV
1.88%, 05/11/26 144A	350,000	312,378
2.88%, 05/11/31 144A	320,000	249,286
Petroleos Mexicanos
6.88%, 08/04/26	200,000	184,537
6.38%, 01/23/45Δ	370,000	216,374
6.75%, 09/21/47Δ	19,000	11,277
		18,373,103
Netherlands — 0.7%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	193,897
Cooperatieve Rabobank UA
4.38%, 08/04/25	420,000	405,426
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 06/24/26 144A ^	810,000	745,641
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A Δ ^	280,000	257,536
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	2,300,000	2,185,177
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.42%), 3.76%, 04/06/33 144A ^	270,000	225,343
Deutsche Telekom International Finance BV
8.75%, 06/15/30	40,000	45,837
Enel Finance International NV
5.00%, 06/15/32 144A	1,200,000	1,086,696
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,550,662

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A Δ ^	$1,000,000	$ 919,563
JDE Peet's NV
1.38%, 01/15/27 144A	475,000	410,418
MEGlobal BV
4.25%, 11/03/26 144A	320,000	304,432
NXP BV
2.70%, 05/01/25	1,720,000	1,634,178
3.88%, 06/18/26	1,500,000	1,426,718
3.40%, 05/01/30	250,000	213,907
2.50%, 05/11/31	200,000	156,279
Petrobras Global Finance BV
6.00%, 01/27/28	400,000	397,278
6.85%, 06/05/15π	550,000	472,664
Prosus NV
3.68%, 01/21/30 144A	200,000	161,297
3.06%, 07/13/31 144A Δ	920,000	683,506
4.03%, 08/03/50 144A	220,000	126,116
3.83%, 02/08/51 144A	420,000	232,228
Shell International Finance BV
2.88%, 05/10/26	10,000	9,437
4.13%, 05/11/35	20,000	17,633
6.38%, 12/15/38	5,000	5,338
4.55%, 08/12/43	120,000	101,986
4.38%, 05/11/45	660,000	542,393
4.00%, 05/10/46	330,000	255,845
3.25%, 04/06/50Δ	150,000	99,744
		14,867,175
New Zealand — 0.0%
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	573,169
Norway — 0.0%
Aker BP ASA
2.00%, 07/15/26 144A	438,000	391,125
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	690,000	501,119
6.40%, 02/14/35Δ	600,000	582,919
4.50%, 04/16/50	250,000	170,889
6.85%, 03/28/54	240,000	223,576
		1,478,503
Paraguay — 0.0%
Paraguay Government International Bond
3.85%, 06/28/33 144A	240,000	198,249
Peru — 0.0%
Peruvian Government International Bond
2.78%, 01/23/31	320,000	262,843
	Par	Value
5.63%, 11/18/50Δ	$ 230,000	$ 213,379
2.78%, 12/01/60	10,000	5,351
3.23%, 07/28/21~ Δ	50,000	26,186
		507,759
Qatar — 0.1%
Qatar Government International Bond
3.38%, 03/14/24 144A	560,000	553,967
5.10%, 04/23/48Δ	1,000,000	907,437
QatarEnergy
3.13%, 07/12/41 144A	200,000	138,605
3.30%, 07/12/51 144A	200,000	130,228
		1,730,237
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,320,000	2,112,979
3.62%, 05/26/30(E) 144A	250,000	227,983
3.00%, 02/14/31 144A	130,000	104,899
2.00%, 01/28/32(E) 144A	70,000	53,429
2.00%, 04/14/33(E)	2,400,000	1,750,923
3.38%, 01/28/50(E) 144A	60,000	37,699
3.38%, 01/28/50(E)	70,000	43,982
		4,331,894
Russia — 0.0%
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q)	41,459,000	146,073
6.90%, 05/23/29(Q)	100,857,000	355,351
7.70%, 03/16/39(Q)	46,600,000	123,140
		624,564
Saudi Arabia — 0.1%
Greensaif Pipelines Bidco S.a.r.l.
6.13%, 02/23/38 144A	200,000	195,461
Saudi Arabian Oil Co.
3.50%, 04/16/29	1,130,000	1,020,160
		1,215,621
Singapore — 0.0%
Flex, Ltd.
4.88%, 06/15/29	25,000	23,392
Greenko Power II, Ltd.
4.30%, 12/13/28 144A	185,500	159,276
		182,668
South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	242,896
5.88%, 04/20/32Δ	360,000	307,116
7.30%, 04/20/52	370,000	294,279
		844,291
South Korea — 0.0%
Export-Import Bank of Korea
5.00%, 01/11/28	240,000	237,353

	Par	Value
5.13%, 01/11/33	$ 200,000	$ 196,169
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	239,920
		673,442
Spain — 0.1%
Banco Santander SA
2.75%, 05/28/25	1,000,000	942,045
3.31%, 06/27/29Δ	400,000	347,542
2.75%, 12/03/30	200,000	149,225
6.92%, 08/08/33Δ	1,200,000	1,148,242
Telefonica Emisiones SA
5.21%, 03/08/47	250,000	199,353
		2,786,407
Supranational — 0.3%
African Export-Import Bank (The)
3.80%, 05/17/31 144A	250,000	194,467
Asian Development Bank
6.55%, 01/26/25(S)	34,000,000	1,733,709
Inter-American Development Bank
7.35%, 10/06/30(ZH)	300,000,000	3,504,283
		5,432,459
Switzerland — 0.7%
Credit Suisse AG
7.95%, 01/09/25	740,000	753,365
2.95%, 04/09/25	665,000	632,115
7.50%, 02/15/28	430,000	450,019
Credit Suisse Group AG
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	427,000	411,130
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	610,000	567,568
(Variable, U.S. SOFR Index + 0.98%), 1.31%, 02/02/27 144A ^	400,000	355,723
4.28%, 01/09/28 144A	1,800,000	1,655,887
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	385,195
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	630,000	550,432
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	312,229
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	3,856,851
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	808,917
UBS AG
4.50%, 06/26/48 144A	280,000	232,706
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	840,000	829,818
4.55%, 04/17/26	1,390,000	1,335,311
	Par	Value
4.25%, 03/23/28 144A	$ 760,000	$ 699,081
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	600,000	536,954
		14,373,301
United Arab Emirates — 0.0%
DP World, Ltd.
5.63%, 09/25/48 144A	420,000	373,506
United Kingdom — 1.1%
Anglo American Capital PLC
4.00%, 09/11/27 144A	220,000	205,586
Barclays PLC
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	754,948
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	525,000	533,110
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	1,900,000	1,895,723
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,026,444
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,760,000	1,645,135
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	1,220,000	1,090,934
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ Δ ^	650,000	582,756
British Telecommunications PLC
9.63%, 12/15/30	35,000	41,240
CK Hutchison International 23, Ltd.
4.75%, 04/21/28 144A Δ	200,000	192,893
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	113,407
HSBC Holdings PLC
(Variable, CME Term SOFR 3M + 1.47%), 3.80%, 03/11/25^	625,000	617,384
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	225,000	209,195
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	370,000	344,974
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,650,000	2,624,772
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	310,000	286,718
4.95%, 03/31/30	200,000	186,949
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32^	440,000	338,492
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	360,000	306,774
(Variable, U.S. SOFR + 2.39%), 6.25%, 03/09/34^	800,000	782,494
6.10%, 01/14/42	25,000	24,942

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Lloyds Bank PLC
0.00%, 04/02/32 STEP	$2,000,000	$ 1,202,680
Lloyds Banking Group PLC
4.38%, 03/22/28Δ	2,400,000	2,238,319
4.55%, 08/16/28	230,000	214,288
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	587,055
Nationwide Building Society
4.85%, 07/27/27 144A	650,000	628,134
NatWest Group PLC
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	875,000	865,750
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	600,000	612,229
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	190,497
Royalty Pharma PLC
3.30%, 09/02/40	5,000	3,278
3.55%, 09/02/50Δ	10,000	6,121
3.35%, 09/02/51	10,000	5,796
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	301,800
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	927,646
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	119,765
Virgin Media Secured Finance PLC
5.50%, 05/15/29 144A	210,000	187,278
Vmed O2 UK Financing I PLC
4.75%, 07/15/31 144A	220,000	177,995
		22,073,501
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 01/23/31	90,000	86,263
Total Foreign Bonds (Cost $235,058,869)		211,469,820
LOAN AGREEMENTS — 1.0%
Acrisure LLC 2021-2 Additional Term Loan
(Floating, ICE Syn LIBOR USD 1M + 4.25%, 0.50% Floor), 9.68%, 02/15/27†	198,485	198,423
Ali Group North America Corporation Initial Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.43%, 07/30/29†	122,000	122,085
AmWINS Group, Inc. February 2023 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.75% Floor), 8.18%, 02/19/28†	129,025	129,106
	Par	Value
APi Group DE, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.93%, 10/01/26†	$196,895	$197,403
Apple Bidco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.18%, 09/22/28†	228,258	227,059
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.67%, 08/19/28†	258,454	251,540
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.68%, 07/31/27†	234,000	226,570
athenahealth Group, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.57%, 02/15/29†	926,700	911,933
Avolon TLB Borrower 1 LLC Term B-5 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.67%, 12/01/27†	175,050	175,247
Bombardier Recreational Products, Inc. 2022-2 Incremental Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.82%, 12/13/29†	248,125	248,656
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.07%, 07/02/29†	128,674	128,754
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.12%, 07/02/29†	315,577	315,774
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.17%, 07/02/29†	149,749	149,843
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.17%, 06/07/28†	313,151	310,932
Castlelake Aviation One Designated Activity Co. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 8.42%, 10/22/26†	136,363	136,386
Charter Communications Operating LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 7.12%, 04/30/25†	2,375	2,380

	Par	Value
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 7.12%, 02/01/27†	$ 126,061	$ 126,069
Citadel Securities LP 2023 Term Loan
7.93%, 07/29/30†	1,020,211	1,019,497
Clarios Global LP 2023 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.07%, 05/06/30†	170,000	169,921
Cloudera, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.17%, 10/08/28†	216,700	212,908
Coherent Corporation Initial Term B Loan
0.00%, 07/02/29† Σ	1,300	1,298
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.18%, 07/02/29†	475,359	474,691
CP Atlas Buyer, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.17%, 11/23/27†	148,885	140,851
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.32%, 10/16/26†	723,054	719,688
Emrld Borrower LP Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 8.32%, 05/31/30†	370,000	370,002
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 7.69%, 12/22/27†	114,800	114,714
EyeCare Partners LLC Amendment No. 1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.18%, 11/15/28†	591,000	417,642
EyeCare Partners LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.18%, 02/18/27†	270,623	193,496
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 6M + 5.00%, 1.00% Floor), 10.88%, 03/30/27†	590,909	584,507
Focus Financial Partners LLC Tranche B-5 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.57%, 06/30/28†	84,109	83,998
Gen Digital, Inc. Initial Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.50% Floor), 7.42%, 09/12/29†	675,139	673,833
	Par	Value
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.49%, 12/30/26†	$ 704,549	$ 704,585
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.25%), 9.78%, 10/02/25†	589,277	413,967
GTCR W Merger Sub LLC Term Loan B
0.00%, 09/20/30† Σ	1,130,000	1,130,412
Harbor Freight Tools U.S.A., Inc. Initial Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.18%, 10/19/27†	747,337	742,793
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 7.17%, 06/22/26†	710,000	710,568
HV Eight LLC Loan
(Floating, ICE USD CHECK + 3.50%, 1.00% Floor), 6.42%, 12/22/25†	1,000,000	1,057,250
Medline Borrower LP Initial Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.68%, 10/23/28†	626,818	625,856
Mileage Plus Holdings LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.25%, 1.00% Floor), 10.80%, 06/21/27†	1,131,000	1,176,755
New Trojan Parent, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.68%, 01/06/28†	45,871	24,541
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.69%, 01/06/28†	446,572	238,916
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.93%, 09/18/26†	252,471	252,471
Peraton Corporation Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.75% Floor), 9.17%, 02/01/28†	704,268	703,683
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.15%), 8.56%, 01/26/27†	1,200,000	1,200,000
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.15%), 8.56%, 01/26/27†	400,000	400,000

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
QUIKRETE Holdings, Inc. Fourth Amendment Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.18%, 03/19/29†	$ 358,186	$ 358,675
Simon & Schuster, Inc. Term Loan B
0.00%, 09/27/30† Σ	750,000	746,250
UFC Holdings LLC Term B-3 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.37%, 04/29/26†	335,439	335,458
USIC Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.93%, 05/12/28†	295,472	291,133
Verscend Holding Corporation Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.43%, 08/27/25†	204,210	204,520
VFH Parent LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 8.42%, 01/13/29†	277,200	275,756
Total Loan Agreements (Cost $21,147,633)		20,628,795
MORTGAGE-BACKED SECURITIES — 46.9%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.88% Floor), 6.51%, 09/15/34 144A †	1,510,000	1,469,840
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	552,347
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 5.51%, 03/17/39(U) †	408,166	481,977
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 5.81%, 09/25/46†	150,903	139,262
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.82% on 02/25/27), 4.75%, 09/26/67 144A STEP	1,125,492	1,076,467
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,082,522
Atlas Funding PLC, Series 2021-1, Class A
(Floating, SONIA Interest Rate + 0.90%), 6.07%, 07/25/58(U) †	1,287,810	1,573,119
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	1,750,000	1,339,660
	Par	Value
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 6.50%, 09/15/38 144A †	$2,300,000	$2,181,099
Banc of America Funding Trust, Series 2005-D, Class A1
4.65%, 05/25/35† γ	175,391	161,442
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
5.27%, 07/25/34† γ	17,669	16,023
BANK, Series 2017-BNK9, Class XA
0.90%, 11/15/54† IO γ	7,830,296	182,089
BANK, Series 2019-BN23, Class AS
3.20%, 12/15/52	850,000	697,139
BANK, Series 2019-BNK19, Class D
3.00%, 08/15/61 144A	100,000	39,070
BANK, Series 2022-BNK40, Class A4
3.51%, 03/15/64† γ	2,100,000	1,756,143
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	894,206
BANK, Series 2022-BNK44, Class A5
5.94%, 11/15/55† γ	290,000	287,583
BANK, Series 2023-BNK46, Class A4
5.75%, 08/15/56	1,760,000	1,748,766
BANK5, Series 2023-5YR2, Class A3
6.66%, 06/15/28	1,400,000	1,430,007
BANK5, Series 2023-5YR3, Class A3
6.72%, 09/15/56	850,000	871,886
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,483,529
BBCCRE Trust, Series 2015-GTP, Class D
4.71%, 08/10/33 144A † γ	390,000	311,680
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,576,068
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,600,893
BBCMS Mortgage Trust, Series 2021-C9, Class A5
2.30%, 02/15/54	2,700,000	2,122,988
BBCMS Mortgage Trust, Series 2022-C17, Class AS
4.97%, 09/15/55	850,000	767,804
BBCMS Mortgage Trust, Series 2023-C21, Class AS
6.51%, 09/15/56† γ	675,000	665,282

	Par	Value
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
4.40%, 05/25/35† γ	$ 67,140	$ 62,489
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
4.48%, 02/25/33† γ	1,970	1,935
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
4.71%, 01/26/36† γ	176,322	141,323
Bellemeade Re, Ltd., Series 2021-2A, Class M1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 6.81%, 06/25/31 144A †	310,000	309,254
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 04/10/51	420,000	386,108
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,610,049
Benchmark Mortgage Trust, Series 2020-B20, Class XA
1.73%, 10/15/53† IO γ	3,470,090	236,822
Benchmark Mortgage Trust, Series 2021-B28, Class XA
1.39%, 08/15/54† IO γ	3,836,056	255,529
Benchmark Mortgage Trust, Series 2023-B38, Class A4
5.52%, 04/15/56	300,000	292,201
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	948,502
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	320,000	323,908
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43	374,250	374,250
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43	375,750	375,750
BMO Mortgage Trust, Series 2023-C4, Class A5
5.12%, 02/15/56	1,250,000	1,183,572
BMO Mortgage Trust, Series 2023-C5, Class A5
5.77%, 06/15/56	1,200,000	1,189,403
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1
5.11%, 07/25/62 144A † γ	270,138	261,830
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 6.70%, 09/15/36 144A †	2,300,000	2,233,302
BX Commercial Mortgage Trust, Series 2019-XL, Class F
(Floating, CME Term SOFR 1M + 2.11%, 2.00% Floor), 7.45%, 10/15/36 144A †	1,249,500	1,236,996
	Par	Value
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 6.18%, 10/15/36 144A †	$1,713,527	$1,681,291
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 7.10%, 09/15/36 144A †	1,350,000	1,290,593
BX Trust, Series 2023-DELC, Class B
(Floating, CME Term SOFR 1M + 3.34%, 3.34% Floor), 8.67%, 05/15/38 144A †	500,000	501,257
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2
3.62%, 05/15/52	630,000	607,315
CFMT LLC, Series 2022-HB8, Class M2
3.75%, 04/25/25 144A	2,500,000	2,311,027
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
4.33%, 02/19/34† γ	111,942	107,272
CIM Trust, Series 2023-R4, Class A1
5.00%, 05/25/62 144A † γ	636,789	621,230
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B
4.18%, 07/10/47	370,000	345,568
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 05/10/49	330,000	306,547
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,229,067
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 6.63%, 10/15/36 144A †	2,300,000	2,264,525
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A
6.57%, 07/10/28 144A † γ	900,000	898,090
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	1,102,659	1,094,003
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	43,856
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	28,815
COMM Mortgage Trust, Series 2013-CR12, Class C
5.11%, 10/10/46	20,000	7,513

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	$ 182,827	$ 155,037
COMM Mortgage Trust, Series 2014-277P, Class A
3.73%, 08/10/49 144A † γ	160,000	147,052
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,311,654
COMM Mortgage Trust, Series 2015-DC1, Class C
4.44%, 02/10/48† γ	80,000	66,616
COMM Mortgage Trust, Series 2020-CX, Class B
2.45%, 11/10/46 144A	1,060,000	811,211
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.51%), 7.83%, 04/25/31 144A †	12,862	12,872
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.53%, 09/25/31 144A †	930,000	973,331
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.53%, 07/25/39 144A †	868,515	898,217
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.41%, 10/25/41 144A †	310,000	310,988
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.86%, 10/25/41 144A †	589,000	588,296
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.96%, 12/25/41 144A †	245,000	240,378
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 8.31%, 01/25/42 144A †	430,000	429,972
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.90%), 9.21%, 04/25/43 144A †	99,179	103,783
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 8.41%, 06/25/43 144A †	510,000	523,782
	Par	Value
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.70%), 8.01%, 07/25/43 144A †	$ 190,000	$ 191,462
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 6.27%, 04/15/36 144A †	2,500,000	2,366,235
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	641,945
CSMC Trust, Series 2010-16, Class B9
4.48%, 06/25/50 144A † γ	1,881,701	1,530,353
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	872,283	751,046
CSMC Trust, Series 2020-RPL5, Class A1
3.02%, 08/25/60 144A † γ	577,218	567,678
CSMC Trust, Series 2021-JR2, Class A1
2.22%, 11/25/61 144A † γ	841,347	807,381
CSMC Trust, Series 2022-RPL4, Class A1
3.90%, 04/25/62 144A † γ	738,036	678,780
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	442,583
CSMC, Series 2020-FACT, Class D
(Floating, CME Term SOFR 1M + 3.82%, 3.71% Floor), 9.16%, 10/15/37 144A †	670,000	632,828
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	1,941,375	1,740,174
CSMC, Series 2020-NET, Class B
2.82%, 08/15/37 144A	650,000	585,777
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 6.85%, 07/15/38 144A †	2,600,000	2,304,883
CSMC, Series 2021-NQM4, Class A1
1.10%, 05/25/66 144A	1,317,316	1,063,366
CSMC, Series 2021-NQM8, Class A1
1.84%, 10/25/66 144A † γ	274,858	224,212
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.08%, 0.97% Floor), 6.41%, 06/15/34 144A †	1,551,053	1,423,079
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.63%, 08/10/49	221,191	201,549
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.13%, 02/25/36† γ	484,947	322,285

	Par	Value
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	$3,400,000	$2,596,817
EFMT, Series 2023-1, Class A2
(Step to 6.89% on 02/25/27), 6.24%, 02/25/68 144A STEP	1,182,965	1,164,595
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.29%, 06/25/66 144A	970,117	753,904
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A
(Floating, CME Term SOFR 1M + 0.82%, 0.70% Floor), 6.15%, 11/15/38 144A †	840,000	821,955
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, CME Term SOFR 1M + 0.87%, 0.76% Floor), 6.20%, 10/15/38 144A †	1,099,978	1,075,076
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, ICE LIBOR GBP 3M + 0.15%), 5.73%, 06/15/44(U) †	653,558	778,169
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.53%, 07/15/38 144A †	6,368,267	6,320,372
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	75	75
5.50%, 02/01/27	4,767	4,758
4.50%, 10/01/29	545	533
7.50%, 11/01/29	1,226	1,256
7.50%, 12/01/29	1,347	1,384
4.60%, 02/01/30	300,000	285,173
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 6.23%, 07/01/31†	1,883	1,864
7.50%, 11/01/31	5,833	5,822
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.98%, 1.98% Floor, 10.60% Cap), 5.35%, 04/01/32†	179	175
4.00%, 09/01/32	100,000	90,834
4.65%, 01/01/33	100,000	95,047
3.50%, 08/01/33	269,106	248,484
5.00%, 08/01/33	1,678	1,647
5.00%, 09/01/33	292	287
5.00%, 10/01/33	928	910
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.23% Cap), 4.68%, 03/01/34†	525	512
5.00%, 12/01/34	18,929	18,565
5.00%, 07/01/35	1,322	1,298
5.00%, 11/01/35	39,370	38,641
5.50%, 11/01/35	7,538	7,411
5.00%, 12/01/35	3,855	3,782
5.00%, 02/01/37	4,475	4,388
	Par	Value
5.50%, 07/01/37	$ 9,614	$ 9,623
3.00%, 04/01/38	39,448	35,110
5.50%, 04/01/38	2,410	2,412
7.00%, 03/01/39	5,330	5,635
6.50%, 09/01/39	11,792	12,157
2.00%, 10/01/40	650,454	525,716
1.50%, 11/01/40	965,106	750,611
4.00%, 02/01/41	14,146	12,957
2.50%, 04/01/41	74,795	62,363
1.50%, 05/01/41	1,403,586	1,084,569
5.00%, 06/01/41	882	864
1.50%, 07/01/41	1,096,729	847,441
2.00%, 07/01/41	641,521	517,657
2.00%, 09/01/41	1,170,075	939,427
1.50%, 10/01/41	69,191	53,463
2.00%, 10/01/41	339,905	272,550
1.50%, 11/01/41	17,478	13,505
2.00%, 11/01/41	339,075	273,564
2.00%, 12/01/41	434,270	345,855
2.00%, 01/01/42	88,109	70,458
2.00%, 02/01/42	710,189	567,579
2.50%, 03/01/42	177,898	146,466
2.00%, 04/01/42	869,368	700,373
3.50%, 10/01/42	45,093	39,807
4.00%, 10/01/42	14,776	13,513
3.50%, 11/01/42	99,137	87,388
3.50%, 12/01/42	6,439	5,684
3.50%, 01/01/43	13,465	11,910
3.50%, 02/01/43	72,635	64,127
4.00%, 04/01/43	44,425	40,619
3.50%, 05/01/43	159,764	141,878
4.00%, 05/01/43	22,219	20,427
4.00%, 06/01/43	24,244	22,288
4.00%, 07/01/43	90,922	83,507
4.00%, 08/01/43	34,846	32,137
4.50%, 12/01/43	293,753	278,438
3.50%, 02/01/44	21,703	19,168
4.50%, 02/01/44	216,317	205,149
4.50%, 03/01/44	64,218	60,410
3.50%, 03/01/45	209,536	184,906
4.00%, 12/01/45	113,453	103,522
3.50%, 06/01/46	22,992	20,246
4.00%, 09/01/46	126,998	115,645
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%, 1.29% Floor, 7.20% Cap), 2.11%, 03/01/47†	301,720	284,265
4.50%, 03/01/47	93,866	88,494
3.50%, 04/01/47	3,888,370	3,430,089
4.00%, 07/01/47	119,445	108,613
4.00%, 08/01/47	44,191	40,179
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.62%, 1.62% Floor, 7.87% Cap), 2.87%, 11/01/47†	223,299	211,430
3.50%, 03/01/48	45,939	40,329
4.00%, 03/01/48	27,105	24,600
4.00%, 06/01/48	1,049,093	956,015

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 08/01/48	$ 516,437	$ 484,300
5.00%, 08/01/48	5,514	5,305
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48†	825,969	766,425
3.00%, 02/01/49	866,143	733,286
3.50%, 07/01/49	95,477	83,593
4.00%, 07/01/49	322,093	293,189
3.00%, 09/01/49	1,720,775	1,449,964
4.50%, 09/01/49	257,587	240,285
3.00%, 11/01/49	230,870	194,140
4.50%, 12/01/49	359,920	335,497
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 02/01/50†	111,508	105,156
4.00%, 03/01/50	3,341,737	3,028,198
4.50%, 03/01/50	7,829,775	7,325,203
4.50%, 05/01/50	178,188	165,415
2.50%, 07/01/50	629,263	507,676
4.00%, 07/01/50	95,427	86,774
3.00%, 08/01/50	1,868,825	1,565,528
2.00%, 09/01/50	1,400,174	1,073,035
4.50%, 09/01/50	500,480	466,706
2.00%, 11/01/50	539,753	416,402
2.50%, 11/01/50	477,579	385,700
2.50%, 12/01/50	1,530,747	1,233,171
3.00%, 12/01/50	2,506,182	2,105,715
3.50%, 12/01/50	677,496	588,962
2.00%, 01/01/51	2,386,177	1,827,554
4.50%, 01/01/51	215,286	201,367
1.50%, 02/01/51	250,992	181,250
2.00%, 02/01/51	1,056,493	815,542
2.50%, 02/01/51	949,882	756,991
2.00%, 03/01/51	1,356,529	1,044,970
2.00%, 04/01/51	295,631	230,712
2.00%, 05/01/51	5,005,550	3,832,197
2.50%, 05/01/51	8,186,500	6,566,552
2.50%, 07/01/51	264,945	210,141
2.50%, 08/01/51	859,806	691,702
2.00%, 09/01/51	172,778	133,298
2.50%, 09/01/51	1,878,403	1,503,530
2.50%, 10/01/51	534,533	426,365
2.00%, 11/01/51	706,399	541,812
2.50%, 11/01/51	2,245,820	1,806,878
3.00%, 11/01/51	164,435	136,796
2.50%, 12/01/51	82,934	66,013
3.00%, 12/01/51	92,465	77,022
2.00%, 01/01/52	5,727,538	4,375,257
2.50%, 01/01/52	2,281,087	1,829,289
3.50%, 01/01/52	85,044	73,319
2.00%, 02/01/52	1,012,799	773,626
2.50%, 02/01/52	268,841	216,236
1.50%, 03/01/52	466,244	335,807
2.00%, 03/01/52	15,389,496	11,734,213
2.50%, 03/01/52	179,450	144,282
4.50%, 03/01/52	203,466	187,023
	Par	Value
2.50%, 04/01/52	$2,794,209	$2,249,598
3.00%, 04/01/52	890,093	737,322
4.00%, 04/01/52	1,616,614	1,448,164
3.50%, 05/01/52	87,998	76,669
5.00%, 05/01/52	41,570	39,630
3.00%, 06/01/52	945,278	782,986
3.50%, 06/01/52	753,228	648,793
4.00%, 06/01/52	1,110,321	996,853
4.50%, 06/01/52	273,823	252,569
5.00%, 06/01/52	926,887	884,442
3.00%, 07/01/52	1,761,468	1,459,586
5.00%, 07/01/52	2,205,491	2,100,284
5.00%, 08/01/52	27,527	26,138
5.00%, 09/01/52	934,363	883,063
4.50%, 10/01/52	385,814	354,871
4.50%, 11/01/52	948,283	873,080
5.00%, 11/01/52	288,494	272,491
6.00%, 11/01/52	1,094,462	1,091,656
5.00%, 12/01/52	190,386	180,037
5.50%, 12/01/52	97,441	94,382
6.00%, 12/01/52	461,345	457,006
5.00%, 01/01/53	470,183	444,554
5.50%, 01/01/53	286,994	277,764
6.00%, 01/01/53	1,897,740	1,889,320
6.50%, 01/01/53	258,468	260,450
4.00%, 02/01/53	669,441	604,080
6.50%, 02/01/53	284,862	286,914
5.00%, 03/01/53	1,210,984	1,145,027
5.50%, 03/01/53	288,799	280,267
5.00%, 04/01/53	3,854,436	3,640,394
5.50%, 04/01/53	978,291	946,704
6.50%, 04/01/53	374,505	377,431
5.50%, 05/01/53	679,574	658,859
6.50%, 05/01/53	579,411	586,250
5.00%, 06/01/53	3,795,528	3,584,649
5.50%, 06/01/53	1,848,749	1,788,641
5.50%, 07/01/53	99,787	96,669
5.00%, 08/01/53	1,873,712	1,792,486
6.00%, 08/01/53	400,000	393,250
6.00%, 09/01/53	5,915,958	5,858,635
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	60,506	61,488
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 5.93%, 06/15/37†	39,272	38,352
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.23% Cap), 0.80%, 01/15/40† IO	87,699	6,241

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.52%, 10/15/41† IO	$ 34,102	$ 2,346
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.38% - U.S. 30-Day Average SOFR, 6.49% Cap), 1.06%, 12/15/41† IO	104,465	9,432
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.57%, 08/15/42† IO	71,653	5,974
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	105,098	17,475
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	108,620	81,500
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	44,214	1,482
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	15,569	512
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.52%, 02/15/44† IO	34,452	2,437
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.57%, 05/15/44† IO	36,248	2,631
Federal Home Loan Mortgage Corporation REMIC, Series 4391
3.00%, 09/15/44	392,857	325,086
Federal Home Loan Mortgage Corporation REMIC, Series 4415
0.00%, 04/15/41† IO γ	41,870	1,804
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 4.64%, 07/15/40†	118,632	116,592
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	207,212	179,465
3.00%, 06/15/48	140,369	120,625
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	104,153	88,448
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.59%, 08/15/40†	488,394	469,590
	Par	Value
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.87%, 10/15/40†	$426,694	$409,120
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	527,014	80,656
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	160,319	25,292
Federal Home Loan Mortgage Corporation REMIC, Series 5018
2.00%, 10/25/50 IO	332,402	43,769
Federal Home Loan Mortgage Corporation REMIC, Series 5040
2.50%, 11/25/50 IO	70,677	12,223
Federal Home Loan Mortgage Corporation REMIC, Series 5059
2.50%, 01/25/51 IO	334,943	52,918
Federal Home Loan Mortgage Corporation REMIC, Series 5140
2.50%, 05/25/49 IO	614,675	88,114
Federal Home Loan Mortgage Corporation REMIC, Series 5202
3.00%, 01/25/47 IO	745,629	100,902
Federal Home Loan Mortgage Corporation REMIC, Series 5224
4.00%, 04/25/52	900,000	767,870
Federal Home Loan Mortgage Corporation REMIC, Series 5274
2.50%, 01/25/51 IO	663,754	107,205
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA3, Class B1
(Floating, U.S. 30-Day Average SOFR + 5.21%), 10.53%, 06/25/50 144A †	902,415	977,728
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA4, Class B1
(Floating, U.S. 30-Day Average SOFR + 6.11%), 11.43%, 08/25/50 144A †	152,191	169,926
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.80%), 10.11%, 10/25/50 144A †	540,000	588,545
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.80%), 8.11%, 10/25/50 144A †	315,339	318,507

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.96%, 01/25/34 144A †	$ 134,137	$ 134,086
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 1.85%), 7.16%, 01/25/42 144A †	310,000	306,373
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 3.75%), 9.06%, 02/25/42 144A †	310,000	318,588
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA4, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.35%), 8.66%, 05/25/42 144A †	330,000	342,767
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.81%, 03/25/42 144A †	357,000	369,565
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2023-DNA1 Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.41%, 03/25/43 144A †	1,072,752	1,083,583
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.57%, 12/15/46Ω † IO	158,857	12,418
Federal National Mortgage Association
2.81%, 04/01/25	50,000	47,953
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.17%, 07/01/27†	2,157	2,117
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.79% Cap), 4.76%, 08/01/27†	2,002	1,975
(Floating, Enterprise 11th District COFI Index + 1.23%, 1.23% Floor, 10.43% Cap), 5.01%, 11/01/27 CONV †	2,334	2,284
4.49%, 06/01/28	100,000	97,063
5.34%, 09/01/28	100,000	100,788
	Par	Value
5.13%, 10/01/28	$400,000	$398,328
5.45%, 10/01/28	100,000	101,359
5.43%, 11/01/28	100,000	100,598
3.16%, 05/01/29	141,198	127,286
3.25%, 05/01/29	19,263	17,538
4.31%, 02/01/30	200,000	190,294
2.93%, 06/01/30	18,742	16,514
3.80%, 06/01/30	100,000	92,025
4.74%, 06/01/30	100,000	95,968
8.00%, 10/01/30	3,919	4,035
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 4.63%, 12/01/30 CONV †	1,079	1,059
4.50%, 04/01/31	13,126	12,622
4.50%, 05/01/31	50,869	48,727
4.50%, 06/01/31	15,466	14,843
4.50%, 11/01/31	23,738	22,611
4.50%, 12/01/31	33,162	31,597
6.00%, 01/01/32	20,836	20,585
2.15%, 02/01/32† γ	39,787	31,749
6.00%, 03/01/32	1,340	1,325
6.00%, 04/01/32	64,876	64,093
3.35%, 06/01/32	100,000	87,029
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 5.56%, 06/01/32†	4,728	4,571
3.84%, 07/01/32	100,000	90,375
3.89%, 07/01/32	300,000	267,765
4.06%, 07/01/32	198,426	181,316
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.21% Cap), 3.82%, 08/01/32†	4,739	4,567
3.85%, 08/01/32	100,000	88,845
3.98%, 10/01/32	400,000	358,551
4.94%, 12/01/32	99,058	96,909
4.58%, 01/01/33	100,000	95,159
4.69%, 01/01/33	100,000	95,961
4.42%, 03/01/33	100,000	93,925
(Floating, Enterprise 11th District COFI Index + 1.32%, 1.32% Floor, 11.99% Cap), 3.89%, 05/01/33†	4,622	4,454
5.35%, 07/01/33	100,000	100,782
3.50%, 05/01/34	62,581	57,638
6.00%, 10/01/34	20,239	19,994
3.50%, 12/01/34	13,329	12,257
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 3.80%, 12/01/34†	10,062	9,864
3.50%, 01/01/35	13,689	12,589
6.00%, 05/01/35	105,445	104,420
3.00%, 07/01/35	17,789	15,908
6.00%, 07/01/35	22,268	22,028
5.50%, 09/01/35	17,630	17,065

	Par	Value
6.00%, 10/01/35	$ 10,315	$ 10,450
(Floating, Enterprise 11th District COFI Index + 1.30%, 1.30% Floor, 10.55% Cap), 4.12%, 11/01/35†	1,810	1,799
6.00%, 11/01/35	66,707	66,114
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.81%, 1.81% Floor, 8.95% Cap), 6.24%, 11/01/35†	7,493	7,296
3.00%, 02/01/36	257,454	229,914
3.00%, 04/01/36	207,200	185,032
5.50%, 04/01/36	1,239	1,224
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.94% Floor, 12.83% Cap), 4.53%, 05/01/36†	9,523	9,408
3.00%, 07/01/36	405,366	361,984
3.00%, 08/01/36	159,117	142,088
2.50%, 09/01/36	97,759	84,552
3.00%, 10/01/36	815,527	728,232
5.50%, 11/01/36	23,087	23,076
3.00%, 12/01/36	344,909	307,988
3.50%, 02/01/37	62,294	56,612
3.50%, 03/01/37	46,427	42,675
5.50%, 03/01/37	1,296	1,283
6.00%, 07/01/37	271,740	276,365
6.50%, 10/01/37	21,892	22,022
7.00%, 11/01/37	3,041	3,016
3.00%, 12/01/37	47,837	42,579
3.50%, 12/01/37	77,159	69,141
(Floating, Enterprise 11th District COFI Index + 1.26%, 1.26% Floor, 10.71% Cap), 4.50%, 12/01/37†	5,999	5,880
7.00%, 12/01/37	1,129	1,129
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 5.58%, 01/01/38†	1,432	1,408
2.50%, 03/01/38	343,954	297,414
3.00%, 06/01/38	195,853	174,907
5.00%, 06/01/38	26,182	25,642
5.50%, 08/01/38	16,518	16,476
7.00%, 11/01/38	4,310	4,412
7.00%, 02/01/39	2,550	2,653
3.50%, 08/01/39	49,640	45,024
3.50%, 02/01/40	136,328	121,160
3.00%, 03/01/40	194,062	172,972
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.65% Cap), 5.83%, 06/01/40†	8,963	9,016
5.83%, 10/01/40†	21,435	20,892
2.50%, 11/01/40	237,115	197,022
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 5.61%, 11/01/40†	3,022	2,937
2.50%, 03/01/41	77,459	64,585
2.50%, 04/01/41	239,591	199,596
	Par	Value
4.50%, 04/01/41	$ 48,267	$ 45,627
2.50%, 05/01/41	569,125	473,297
2.00%, 06/01/41	163,076	131,392
6.00%, 07/01/41	182,903	186,085
4.50%, 08/01/41	20,078	18,979
2.00%, 09/01/41	255,273	205,426
2.00%, 10/01/41	941,845	753,054
2.00%, 11/01/41	171,236	137,063
2.50%, 11/01/41	84,898	70,233
4.50%, 11/01/41	66,616	62,968
2.00%, 12/01/41	87,049	69,295
2.00%, 01/01/42	1,156,974	926,036
2.00%, 02/01/42	441,492	352,789
2.50%, 02/01/42	343,892	283,735
2.50%, 03/01/42	176,487	145,304
2.50%, 04/01/42	451,519	371,378
2.00%, 05/01/42	93,036	74,622
2.50%, 05/01/42	90,082	74,105
3.00%, 06/01/42	91,464	77,507
4.00%, 06/01/42	18,735	17,148
2.50%, 09/01/42	96,796	80,094
3.50%, 09/01/42	15,899	14,016
4.00%, 10/01/42	54,644	49,933
2.50%, 11/01/42	9,639	7,834
4.00%, 11/01/42	634,982	578,446
2.50%, 12/01/42	4,862	3,964
3.00%, 12/01/42	7,255	6,207
3.50%, 12/01/42	31,108	27,597
4.00%, 12/01/42	41,191	37,739
2.50%, 01/01/43	6,924	5,644
3.00%, 01/01/43	136,992	117,067
3.50%, 01/01/43	510,339	449,895
2.50%, 02/01/43	7,146	5,820
2.50%, 03/01/43	621,935	507,053
3.00%, 03/01/43	98,417	84,193
3.50%, 03/01/43	244,913	218,086
2.50%, 04/01/43	776,530	626,673
3.00%, 04/01/43	147,450	126,152
4.00%, 04/01/43	22,357	20,483
2.50%, 05/01/43	11,292	9,115
3.00%, 05/01/43	90,173	77,147
2.50%, 06/01/43	12,923	10,503
3.00%, 06/01/43	82,743	70,791
4.00%, 06/01/43	197,228	180,913
3.00%, 07/01/43	379,214	324,548
4.00%, 07/01/43	215,308	197,261
2.50%, 08/01/43	120,393	97,325
4.00%, 08/01/43	68,049	62,114
4.50%, 09/01/43	133,040	124,542
2.50%, 10/01/43	21,239	17,261
3.00%, 10/01/43	124,013	106,243
4.50%, 10/01/43	57,559	54,096
4.50%, 11/01/43	35,333	33,201
4.50%, 12/01/43	59,824	56,199
4.50%, 01/01/44	31,467	29,589
4.00%, 04/01/44	492,759	450,641
4.50%, 10/01/44	145,118	136,271

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.00%, 12/01/44	$ 915,489	$ 838,490
3.00%, 01/01/45	166,890	142,813
4.00%, 01/01/45	56,376	51,510
4.50%, 02/01/45	484,550	455,025
4.50%, 04/01/45	230,997	216,922
4.50%, 05/01/45	28,491	26,755
4.50%, 06/01/45	208,717	196,008
3.50%, 07/01/45	5,091,019	4,474,185
4.00%, 08/01/45	2,388,473	2,184,109
3.00%, 11/01/45	474,416	401,502
3.50%, 01/01/46	145,256	127,792
3.00%, 07/01/46	243,817	206,315
3.00%, 08/01/46	32,088	27,154
3.00%, 09/01/46	58,161	49,218
3.00%, 10/01/46	32,370	27,352
3.00%, 11/01/46	787,345	665,421
3.50%, 11/01/46	19,524	17,345
4.50%, 11/01/46	175,502	164,811
5.00%, 11/01/46	331,151	318,073
3.50%, 12/01/46	124,402	109,072
4.00%, 01/01/47	505,619	460,848
4.50%, 01/01/47	19,604	18,409
4.00%, 02/01/47	46,752	42,621
4.50%, 03/01/47	265,488	249,297
4.00%, 05/01/47	42,873	38,874
4.50%, 06/01/47	330,493	307,934
4.50%, 07/01/47	389,454	365,348
4.00%, 08/01/47	333,821	303,216
3.00%, 09/01/47	579,218	490,218
3.50%, 09/01/47	7,835,930	6,865,194
3.50%, 10/01/47	9,128,015	7,997,171
3.50%, 11/01/47	11,815,758	10,351,948
4.50%, 11/01/47	102,185	95,957
3.50%, 12/01/47	12,209,908	10,697,226
4.00%, 12/01/47	194,569	176,958
5.00%, 12/01/47	93,787	91,836
4.00%, 01/01/48	182,277	165,460
4.00%, 02/01/48	682,711	620,449
4.00%, 03/01/48	472,704	429,048
4.00%, 06/01/48	290,567	263,792
4.00%, 07/01/48	569,160	516,891
4.50%, 07/01/48	135,151	126,837
3.50%, 08/01/48	2,377,602	2,082,999
4.00%, 08/01/48	1,435,587	1,306,668
4.50%, 09/01/48	268,126	251,035
5.00%, 09/01/48	529,686	511,949
3.00%, 11/01/48	171,455	146,718
3.50%, 11/01/48	2,095,649	1,840,041
5.00%, 11/01/48	1,230,515	1,182,390
4.00%, 01/01/49	20,875	18,924
4.50%, 01/01/49	220,718	206,472
4.50%, 02/01/49	48,660	45,491
4.50%, 05/01/49	755,255	706,140
4.50%, 06/01/49	484,101	454,623
3.50%, 07/01/49	934,836	818,524
4.50%, 07/01/49	444,025	414,741
3.50%, 08/01/49	667,929	583,769
4.50%, 09/01/49	60,890	56,850
	Par	Value
3.00%, 12/01/49	$ 589,101	$ 495,262
4.00%, 12/01/49	111,232	100,427
4.50%, 01/01/50	201,415	190,286
3.00%, 02/01/50	1,789,159	1,518,468
4.50%, 03/01/50	192,197	180,367
4.50%, 05/01/50	767,721	716,176
2.50%, 06/01/50	893,810	721,240
3.50%, 06/01/50	226,468	198,404
4.50%, 06/01/50	60,931	56,925
4.50%, 07/01/50	28,692	26,744
2.00%, 08/01/50	294,723	227,171
3.00%, 08/01/50	139,435	116,760
2.00%, 09/01/50	283,301	217,804
2.50%, 09/01/50	2,811,075	2,270,680
2.00%, 10/01/50	6,391,340	4,905,892
2.50%, 10/01/50	556,990	446,522
3.00%, 10/01/50	220,128	185,287
2.00%, 11/01/50	6,770,712	5,190,803
2.50%, 11/01/50	1,497,176	1,204,707
3.00%, 11/01/50	502,122	418,857
2.00%, 12/01/50	451,219	345,824
2.50%, 12/01/50	294,452	236,833
4.50%, 12/01/50	446,603	415,992
1.50%, 01/01/51	82,852	59,691
2.00%, 01/01/51	312,173	239,238
2.50%, 01/01/51	2,114,431	1,690,499
2.00%, 02/01/51	2,866,518	2,195,409
2.50%, 02/01/51	49,345	39,829
4.50%, 02/01/51	1,386,667	1,277,886
1.50%, 03/01/51	674,884	486,322
2.00%, 03/01/51	2,895,265	2,235,279
2.50%, 03/01/51	304,118	245,450
2.00%, 04/01/51	1,127,507	867,417
2.50%, 04/01/51	84,126	67,914
2.00%, 05/01/51	584,650	447,283
2.50%, 05/01/51	1,679,563	1,340,246
2.50%, 06/01/51	1,572,638	1,263,082
3.00%, 06/01/51	149,425	126,268
2.50%, 07/01/51	580,613	467,636
2.00%, 08/01/51	260,461	199,390
2.50%, 08/01/51	2,074,183	1,659,241
3.00%, 08/01/51	614,201	518,858
2.50%, 09/01/51	502,892	406,642
3.00%, 09/01/51	78,708	65,581
4.50%, 09/01/51	70,715	65,415
2.00%, 10/01/51	771,514	595,948
2.50%, 10/01/51	2,422,707	1,940,884
2.00%, 11/01/51	174,381	133,322
2.50%, 11/01/51	1,132,792	912,624
3.00%, 11/01/51	577,367	484,909
4.00%, 11/01/51	187,084	167,171
2.00%, 12/01/51	5,238,356	3,990,007
3.00%, 12/01/51	170,710	143,753
3.50%, 12/01/51	505,206	441,096
2.00%, 01/01/52	540,642	415,086
2.50%, 01/01/52	877,894	704,929
3.00%, 01/01/52	947,405	795,858
3.50%, 01/01/52	348,290	303,202

	Par	Value
2.00%, 02/01/52	$ 895,005	$ 689,462
2.50%, 02/01/52	1,568,986	1,253,436
2.00%, 03/01/52	1,719,735	1,321,756
2.50%, 03/01/52	653,454	523,758
3.00%, 03/01/52	3,066,213	2,566,206
2.00%, 04/01/52	9,618,430	7,334,405
2.50%, 04/01/52	3,358,027	2,671,081
3.00%, 04/01/52	1,304,594	1,082,627
3.50%, 04/01/52	996,519	858,888
4.00%, 04/01/52	907,313	811,306
2.00%, 05/01/52	927,601	707,237
3.50%, 05/01/52	1,534,988	1,336,745
4.00%, 05/01/52	1,579,870	1,414,949
3.00%, 06/01/52	1,907,763	1,580,837
3.50%, 06/01/52	750,267	646,513
4.00%, 06/01/52	1,567,896	1,408,470
5.00%, 06/01/52	179,322	170,211
3.00%, 07/01/52	1,719,487	1,424,792
4.00%, 07/01/52	2,699,390	2,428,397
4.50%, 07/01/52	96,071	88,771
5.00%, 07/01/52	175,564	165,833
3.00%, 08/01/52	952,218	788,700
5.00%, 08/01/52	908,318	863,760
5.50%, 08/01/52	83,216	80,727
4.00%, 09/01/52	962,168	857,813
4.50%, 09/01/52	282,389	260,525
5.00%, 09/01/52	356,931	337,362
5.50%, 09/01/52	1,881,754	1,832,577
4.50%, 11/01/52	568,054	522,280
4.00%, 12/01/52	396,555	353,481
6.00%, 12/01/52	937,415	934,680
4.50%, 01/01/53	282,719	260,032
5.00%, 01/01/53	191,306	180,797
6.00%, 01/01/53	91,209	90,438
6.50%, 01/01/53	737,843	747,204
5.00%, 02/01/53	195,826	185,273
5.50%, 02/01/53	586,146	569,144
6.50%, 02/01/53	175,371	176,757
4.50%, 03/01/53	288,521	265,200
5.00%, 03/01/53	472,895	446,739
5.00%, 04/01/53	2,638,490	2,491,612
5.50%, 04/01/53	3,150,594	3,053,682
4.00%, 05/01/53	981,335	874,583
5.00%, 05/01/53	13,263,634	12,536,065
5.50%, 05/01/53	488,933	474,296
6.00%, 05/01/53	386,160	382,459
5.00%, 06/01/53	4,583,521	4,328,295
6.00%, 07/01/53	685,337	677,797
5.00%, 08/01/53	969,997	915,954
5.50%, 09/01/53	1,798,427	1,740,858
6.50%, 09/01/53	299,970	302,079
4.00%, 02/01/56	262,449	241,402
5.50%, 09/01/56	367,918	368,809
4.00%, 01/01/57	165,495	148,122
4.00%, 06/01/57	249,235	225,389
4.50%, 09/01/57	389,614	360,292
4.50%, 08/01/58	109,100	100,890
	Par	Value
2.50%, 07/01/61	$3,208,431	$2,472,332
2.50%, 09/01/61	89,276	68,793
3.50%, 09/01/62	3,925,421	3,342,849
Federal National Mortgage Association ACES, Series 2015-M1
0.60%, 09/25/24† IO γ	2,027,827	6,191
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	31,884	27,538
Federal National Mortgage Association ACES, Series 2017-M8
3.06%, 05/25/27	79,438	73,883
Federal National Mortgage Association ACES, Series 2019-M23
2.72%, 10/25/31† γ	275,014	231,881
Federal National Mortgage Association ACES, Series 2020-M33
2.35%, 01/25/31† IO γ	6,956,027	570,899
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	84,559	70,312
Federal National Mortgage Association ACES, Series 2023-M4
3.89%, 08/25/32† γ	200,000	179,299
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27Ω IO	46,261	1,657
4.50%, 11/25/39Ω IO	13,203	2,458
3.50%, 11/25/41Ω IO	46,810	7,146
4.00%, 11/25/41Ω IO	63,005	11,482
4.00%, 04/25/42Ω IO	115,417	21,397
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 5.88%, 10/18/30†	3,047	3,027
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	187,377	189,404
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.64% - U.S. 30-Day Average SOFR, 6.75% Cap), 1.32%, 03/25/37† IO	186,975	17,281
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	108,814	106,398

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	$370,070	$369,532
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.44% - U.S. 30-Day Average SOFR, 6.55% Cap), 1.12%, 10/25/41† IO	140,495	8,751
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	10,482	220
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	9,708	10,168
Federal National Mortgage Association REMIC, Series 2012-118
3.00%, 11/25/42	131,802	114,850
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.72%, 12/25/42† IO	43,015	3,593
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	32,806	33,961
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	804	810
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.39% - U.S. 30-Day Average SOFR, 6.50% Cap), 1.07%, 04/25/42† IO	52,476	4,728
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	48,108	48,835
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.54% - U.S. 30-Day Average SOFR, 6.65% Cap), 1.22%, 03/25/42† IO	53,599	2,847
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.49% - U.S. 30-Day Average SOFR, 6.60% Cap), 1.17%, 07/25/42† IO	12,736	1,170
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.52%, 12/25/43† IO	165,420	13,403
	Par	Value
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	$ 47,709	$ 8,030
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	218,054	9,905
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	136,002	23,604
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.72%, 06/25/43† IO	68,915	6,240
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	208,619	208,368
6.50%, 07/25/42	87,925	91,242
Federal National Mortgage Association REMIC, Series 2014-47
0.00%, 08/25/44† IO γ	134,072	6,163
Federal National Mortgage Association REMIC, Series 2014-6
2.50%, 02/25/44	509,220	413,717
Federal National Mortgage Association REMIC, Series 2015-55
0.00%, 08/25/55† IO γ	46,132	1,831
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.72%, 08/25/45† IO	28,302	2,522
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.67%, 10/25/57† IO	351,539	31,596
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.09% - U.S. 30-Day Average SOFR, 6.20% Cap), 0.77%, 11/25/47† IO	113,888	8,110
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	320,130	171,104
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	154,843	24,076

	Par	Value
Federal National Mortgage Association REMIC, Series 2020-57
2.00%, 04/25/50	$ 50,354	$ 42,129
Federal National Mortgage Association REMIC, Series 2020-73
3.00%, 10/25/50 IO	617,788	102,845
Federal National Mortgage Association REMIC, Series 2020-74
2.50%, 10/25/50 IO	151,118	24,372
Federal National Mortgage Association REMIC, Series 2020-89
2.50%, 12/25/50 IO	743,910	111,786
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	591,554	97,778
Federal National Mortgage Association REMIC, Series 2021-28
2.00%, 04/25/51	381,901	302,002
Federal National Mortgage Association REMIC, Series 2021-3
2.50%, 02/25/51 IO	705,589	109,981
Federal National Mortgage Association REMIC, Series 2021-43
2.50%, 06/25/51 IO	1,489,107	225,948
Federal National Mortgage Association REMIC, Series 2022-86
2.50%, 05/25/50 IO	766,175	107,917
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.55%, 08/25/27† IO γ	2,309,857	32,240
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.71%, 03/25/29† IO γ	1,390,217	36,175
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
1.08%, 05/25/29† IO γ	1,923,469	79,571
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
1.01%, 06/25/29† IO γ	991,263	39,966
FHLMC Multifamily Structured Pass-Through Certificates, Series K104
1.25%, 01/25/30† IO γ	3,432,059	186,749
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K128
0.61%, 03/25/31† IO γ	$ 8,431,072	$249,061
FHLMC Multifamily Structured Pass-Through Certificates, Series K130
1.14%, 06/25/31† IO γ	6,987,725	426,908
FHLMC Multifamily Structured Pass-Through Certificates, Series K131
0.83%, 07/25/31† IO γ	4,491,030	198,993
FHLMC Multifamily Structured Pass-Through Certificates, Series K148
0.39%, 07/25/32† IO γ	19,187,077	392,473
FHLMC Multifamily Structured Pass-Through Certificates, Series K-1519
0.69%, 12/25/35† IO γ	5,911,342	270,929
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	894,130
FHLMC Multifamily Structured Pass-Through Certificates, Series K-157
0.42%, 05/25/33† IO γ	8,999,865	206,447
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.41%, 07/25/26† IO γ	959,607	26,914
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.65%, 12/25/27† IO γ	2,985,635	57,754
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 5.99%, 02/25/33†	700,000	699,925
FHLMC Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2
(Floating, U.S. 30-Day Average SOFR + 4.36%), 9.68%, 11/25/23†	338,708	340,301
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3
(Floating, U.S. 30-Day Average SOFR + 3.91%), 9.23%, 03/25/29†	112,395	117,415

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FHLMC Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.41%, 04/25/43 144A †	$1,095,027	$1,106,455
FHLMC Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.35%), 8.66%, 06/25/43 144A †	374,000	383,538
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.03%, 07/25/44†	227,187	207,458
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.44%, 06/25/34† γ	91,831	85,508
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	2,273,888	2,044,026
GCAT Trust, Series 2022-NQM4, Class A1
(Step to 5.76% on 09/25/26), 5.27%, 08/25/67 144A STEP	123,076	120,294
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	547,007	533,241
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	1,641,020	1,594,017
Government National Mortgage Association
7.00%, 01/15/26	871	870
7.00%, 07/15/27	4,921	4,910
7.00%, 01/15/28	6,569	6,524
7.00%, 03/15/28	9,443	9,433
7.00%, 07/15/28	859	854
6.50%, 08/15/28	788	794
7.00%, 08/15/28	1,135	1,130
7.50%, 08/15/28	3,875	3,900
6.50%, 09/15/28	1,317	1,328
7.00%, 10/15/28	7,110	7,051
7.50%, 03/15/29	3,763	3,762
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.75%, 11/20/29†	7,632	7,316
8.50%, 11/20/30	3,205	3,306
6.50%, 08/15/31	8,246	8,306
7.50%, 08/15/31	3,916	3,917
6.50%, 10/15/31	15,407	15,535
6.00%, 11/15/31	45,371	45,188
6.00%, 12/15/31	5,095	5,095
6.00%, 01/15/32	38,223	37,946
6.00%, 02/15/32	27,171	26,928
	Par	Value
6.50%, 02/15/32	$ 4,902	$ 4,938
6.00%, 04/15/32	24,628	24,409
6.50%, 06/15/32	22,374	22,547
6.50%, 08/15/32	19,749	19,897
6.50%, 09/15/32	25,053	25,347
6.00%, 10/15/32	38,100	39,016
5.50%, 11/15/32	4,302	4,182
6.00%, 11/15/32	22,585	22,470
6.00%, 12/15/32	11,943	11,857
5.50%, 01/15/33	1,705	1,655
6.00%, 01/15/33	9,816	9,745
5.50%, 02/15/33	4,921	4,810
6.00%, 02/15/33	10,631	10,900
5.50%, 03/15/33	5,477	5,345
6.50%, 04/15/33	56,447	57,355
6.00%, 06/15/33	14,159	14,032
5.50%, 07/15/33	7,384	7,200
5.50%, 08/15/33	2,392	2,326
5.50%, 09/15/33	1,039	1,009
6.00%, 10/15/33	13,266	13,147
6.50%, 10/15/33	38,606	38,890
5.50%, 04/15/34	2,630	2,555
5.50%, 05/15/34	2,063	2,007
6.50%, 08/15/34	27,826	28,549
5.50%, 09/15/34	25,533	25,197
5.50%, 12/15/34	25,396	25,146
5.50%, 01/15/35	21,242	21,142
6.00%, 09/20/38	54,954	57,089
5.00%, 07/20/40	4,112	4,030
5.00%, 09/20/40	19,681	19,326
4.00%, 10/20/40	2,251	2,085
6.00%, 10/20/40	6,740	6,951
6.00%, 01/20/41	5,888	5,980
4.50%, 04/20/41	76,916	73,059
3.00%, 09/15/42	185,784	161,862
3.00%, 10/15/42	86,360	74,701
3.00%, 11/15/42	37,177	31,948
4.00%, 08/20/43	131,524	121,305
3.50%, 06/20/44	45,539	40,802
3.00%, 01/15/45	650,850	557,378
3.50%, 03/20/45	19,562	17,433
3.50%, 04/15/45	187,097	168,222
3.50%, 04/20/45	115,960	103,513
4.00%, 05/20/45	11,061	10,187
4.00%, 10/20/45	80,442	73,956
3.50%, 11/20/45	129,519	115,332
3.50%, 01/20/46	51,563	46,030
3.50%, 04/20/46	110,036	97,982
3.50%, 05/20/46	55,775	49,763
3.50%, 06/20/46	113,857	101,620
3.50%, 07/20/46	57,420	51,102
3.00%, 08/20/46	148,339	127,862
3.50%, 09/20/46	481,832	422,698
3.00%, 11/20/46	35,981	30,999
3.50%, 04/20/47	1,210,573	1,075,906
3.50%, 05/20/47	67,328	60,055
4.00%, 06/20/47	476,591	437,367

	Par	Value
4.50%, 08/20/47	$ 22,170	$ 20,873
3.00%, 09/20/47	9,899	8,507
4.00%, 09/20/47	299,768	275,647
3.50%, 10/20/47	306,844	272,899
4.00%, 11/20/47	183,898	168,546
3.50%, 12/20/47	1,126,551	1,002,028
4.00%, 12/20/47	83,796	76,779
3.00%, 02/20/48	46,847	40,185
4.00%, 02/20/48	51,900	47,452
4.00%, 03/20/48	609,418	558,160
4.00%, 04/20/48	52,116	47,634
4.50%, 04/20/48	136,755	128,325
4.00%, 05/20/48	111,543	102,047
4.50%, 05/20/48	533,948	500,817
5.00%, 05/20/48	47,580	45,841
3.50%, 06/15/48	92,564	83,520
4.50%, 06/20/48	409,484	383,980
4.50%, 07/20/48	9,212	8,617
5.00%, 07/20/48	106,955	103,084
4.50%, 08/20/48	1,334,738	1,250,271
5.00%, 08/20/48	122,603	117,923
3.50%, 09/20/48	129,230	114,480
4.50%, 09/20/48	804,140	753,861
4.50%, 10/20/48	127,139	119,189
5.00%, 10/20/48	718,319	691,525
3.50%, 11/20/48	471,943	418,487
5.00%, 11/20/48	1,024,453	987,310
4.50%, 12/20/48	591,416	554,372
5.00%, 12/20/48	672,886	647,128
4.50%, 01/20/49	2,125,108	1,993,735
5.00%, 01/20/49	1,728,724	1,660,865
4.00%, 02/20/49	1,258,610	1,147,954
4.50%, 02/20/49	373,098	349,702
5.00%, 02/20/49	37,654	36,128
4.00%, 03/20/49	899,689	820,535
4.50%, 03/20/49	593,768	556,578
5.00%, 03/20/49	169,686	162,908
4.00%, 04/20/49	101,694	92,737
5.00%, 04/20/49	66,810	64,166
3.50%, 07/20/49	171,997	152,138
3.00%, 08/20/49	1,298,347	1,109,910
5.00%, 08/20/49	2,645,311	2,544,302
5.00%, 09/20/49	110,682	106,642
3.50%, 10/20/49	33,343	29,182
4.00%, 10/20/49	30,696	28,124
4.50%, 10/20/49	164,310	154,028
4.00%, 11/20/49	35,656	32,282
5.00%, 11/20/49	284,521	274,079
3.00%, 01/20/50	180,850	154,426
4.00%, 01/20/50	36,088	33,444
5.00%, 01/20/50	93,898	90,394
3.50%, 02/20/50	642,002	566,281
4.00%, 02/20/50	31,292	28,899
3.00%, 03/20/50	7,442,348	6,347,860
4.00%, 03/20/50	29,670	27,469
4.00%, 04/20/50	125,259	113,808
3.50%, 05/15/50	80,432	71,721
	Par	Value
4.50%, 05/20/50	$ 381,852	$ 357,307
3.50%, 06/20/50	751,399	662,837
3.50%, 11/20/50	855,157	749,841
2.50%, 12/20/50	142,571	114,149
4.50%, 12/20/50	241,555	226,435
2.50%, 01/20/51	123,231	101,059
2.00%, 02/20/51	950,104	754,049
3.00%, 02/20/51	103,050	88,045
2.50%, 06/20/51	935,240	756,290
3.00%, 07/20/51	131,590	111,709
2.50%, 08/20/51	658,460	532,835
2.50%, 09/20/51	2,344,167	1,890,069
3.00%, 09/20/51	1,555,195	1,323,376
3.00%, 10/01/51 TBA	1,000,000	847,656
2.50%, 10/20/51	5,536,472	4,466,613
2.50%, 11/20/51	839,166	678,944
3.00%, 11/20/51	2,688,828	2,283,740
2.50%, 12/20/51	4,893,382	3,946,786
3.00%, 12/20/51	854,735	726,299
2.50%, 01/20/52	1,398,662	1,124,926
3.00%, 02/20/52	618,507	526,708
3.50%, 02/20/52	534,863	468,949
3.00%, 03/20/52	1,660,517	1,398,294
3.50%, 03/20/52	189,073	163,879
3.00%, 04/20/52	952,552	791,940
3.50%, 04/20/52	368,200	322,807
4.00%, 05/20/52	279,344	251,900
3.50%, 06/20/52	185,342	158,811
4.00%, 06/20/52	376,619	341,044
4.50%, 08/20/52	471,599	436,433
4.50%, 09/20/52	11,012,378	10,192,396
5.00%, 09/20/52	190,577	183,195
4.00%, 10/01/52 TBA	1,000,000	901,055
5.00%, 10/20/52	476,217	451,855
5.00%, 11/20/52	1,056,506	1,003,574
5.00%, 12/20/52	96,622	91,632
5.00%, 01/20/53	1,359,459	1,292,709
3.50%, 02/20/53	1,922,316	1,691,397
5.50%, 02/20/53	292,272	285,141
3.00%, 04/20/53	96,174	81,777
4.00%, 04/20/53	98,037	88,402
5.50%, 05/20/53	1,085,945	1,054,840
2.00%, 10/01/53 TBA	4,000,000	3,162,969
2.50%, 10/01/53 TBA	3,000,000	2,452,378
5.00%, 10/01/53 TBA	15,600,000	14,783,438
5.50%, 10/01/53 TBA	16,200,000	15,721,594
6.00%, 10/01/53 TBA	3,800,000	3,765,563
6.50%, 10/01/53 TBA	3,300,000	3,318,820
6.50%, 11/01/53 TBA	5,000,000	5,025,391
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 5.74%, 05/20/37†	45,910	45,534

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2007-51
(Floating, 6.47% - CME Term SOFR 1M, 6.58% Cap), 1.14%, 08/20/37† IO	$ 431,311	$ 12,358
Government National Mortgage Association, Series 2010-85
(Floating, 6.54% - CME Term SOFR 1M, 6.65% Cap), 1.21%, 01/20/40† IO	1,800	9
Government National Mortgage Association, Series 2010-H28
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor, 10.50% Cap), 5.83%, 12/20/60†	76,545	76,118
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.59%, 0.48% Floor, 10.50% Cap), 5.91%, 03/20/61†	102,331	101,903
Government National Mortgage Association, Series 2011-H09
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 10.50% Cap), 5.93%, 03/20/61†	55,300	55,085
Government National Mortgage Association, Series 2012-144
0.33%, 01/16/53† IO γ	2,516,021	16,930
Government National Mortgage Association, Series 2012-34
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 03/20/42† IO	16,465	1,399
Government National Mortgage Association, Series 2012-H27
1.68%, 10/20/62† IO γ	192,727	4,745
Government National Mortgage Association, Series 2012-H30
(Floating, CME Term SOFR 1M + 0.46%, 0.35% Floor, 10.50% Cap), 5.78%, 12/20/62†	207,103	205,798
Government National Mortgage Association, Series 2013-107
2.84%, 11/16/47† γ	111,766	96,426
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	31,400	3,266
Government National Mortgage Association, Series 2014-118
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 0.76%, 08/20/44† IO	88,638	7,999
Government National Mortgage Association, Series 2014-17
3.54%, 06/16/48† γ	3,861	3,584
Government National Mortgage Association, Series 2014-93
0.67%, 11/16/55† IO γ	633,016	16,060
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	43,432	8,335
	Par	Value
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 5.76%, 05/20/65†	$1,205,931	$1,194,041
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 5.86%, 05/20/65†	548,389	545,838
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 6.00%, 06/20/65†	2,228,167	2,212,264
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 6.01%, 06/20/65†	883,289	875,752
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.03%, 06/20/65†	2,013,622	1,998,700
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.82%, 07/20/65†	2,048,388	2,029,319
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 5.68%, 06/20/65†	152,314	151,591
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.03%, 07/20/65†	279,107	276,997
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.03%, 08/20/65†	293,751	291,286
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.71%, 09/20/65†	329,604	326,841
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 5.22%, 09/20/65†	357,690	354,611
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 5.95%, 10/20/65†	815,183	810,895
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 4.81%, 08/20/61†	1,492	1,463

	Par	Value
Government National Mortgage Association, Series 2016-152
0.73%, 08/15/58† IO γ	$2,613,210	$ 90,358
Government National Mortgage Association, Series 2017-190
0.62%, 03/16/60† IO γ	1,430,364	49,813
Government National Mortgage Association, Series 2017-H15
0.83%, 07/20/67† IO γ	306,752	14,578
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 6.53%, 07/20/67†	1,022,837	1,023,582
Government National Mortgage Association, Series 2017-H18
1.18%, 09/20/67† IO γ	2,378,055	66,804
Government National Mortgage Association, Series 2017-H20
0.34%, 10/20/67† IO γ	104,123	3,358
Government National Mortgage Association, Series 2017-H22
0.57%, 11/20/67† IO γ	824,191	22,886
Government National Mortgage Association, Series 2018-H07
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 11.00% Cap), 5.73%, 05/20/68†	332,668	331,921
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	522,433	69,839
Government National Mortgage Association, Series 2020-127
2.50%, 08/20/50 IO	148,640	20,257
Government National Mortgage Association, Series 2020-129
2.50%, 09/20/50 IO	153,485	21,006
Government National Mortgage Association, Series 2020-160
2.50%, 10/20/50 IO	700,805	94,202
Government National Mortgage Association, Series 2020-173
2.50%, 11/20/50 IO	2,150,546	280,639
Government National Mortgage Association, Series 2020-179
1.01%, 09/16/62† IO γ	6,789,459	473,548
Government National Mortgage Association, Series 2020-181
2.00%, 12/20/50 IO	1,180,717	127,612
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	318,581	54,216
Government National Mortgage Association, Series 2020-H09
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor, 11.00% Cap), 6.68%, 04/20/70†	106,819	107,749
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 4.85%, 05/20/70†	309,723	307,608
Government National Mortgage Association, Series 2020-H13
(Floating, CME Term SOFR 1M + 0.56%, 0.45% Floor, 7.50% Cap), 5.00%, 07/20/70†	127,046	123,092
	Par	Value
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	$3,963,187	$3,149,946
Government National Mortgage Association, Series 2021-14
1.34%, 06/16/63	362,147	265,510
Government National Mortgage Association, Series 2021-188
2.00%, 10/20/51	1,073,974	870,994
Government National Mortgage Association, Series 2021-191
3.00%, 10/20/51 IO	642,007	115,689
Government National Mortgage Association, Series 2021-21
1.40%, 06/16/63	697,509	513,857
Government National Mortgage Association, Series 2021-223
2.00%, 06/20/51	870,971	731,295
Government National Mortgage Association, Series 2021-29
2.50%, 02/20/51 IO	456,440	75,984
Government National Mortgage Association, Series 2021-77
1.25%, 07/20/50	365,113	272,975
Government National Mortgage Association, Series 2022-102
2.25%, 06/16/64	1,500,000	797,736
Government National Mortgage Association, Series 2022-139
4.00%, 07/20/51	300,000	258,628
Government National Mortgage Association, Series 2022-189
2.50%, 10/20/51	570,223	451,641
Government National Mortgage Association, Series 2022-196
3.00%, 10/16/64† γ	300,000	203,344
Government National Mortgage Association, Series 2022-210
0.70%, 07/16/64† IO γ	1,487,424	94,857
Government National Mortgage Association, Series 2022-216
0.75%, 07/16/65† IO γ	1,491,784	95,219
Government National Mortgage Association, Series 2022-220
3.00%, 10/16/64	300,000	207,909
Government National Mortgage Association, Series 2022-3
0.64%, 02/16/61† IO γ	96,930	4,803
Government National Mortgage Association, Series 2023-92
0.61%, 06/16/64† IO γ	1,999,897	122,883
2.00%, 06/16/64	1,699,913	1,215,258
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.79%, 01/25/37†	270,239	236,087
GS Mortgage Securities Corporation Trust, Series 2018-SRP5, Class A
(Floating, CME Term SOFR 1M + 1.91%, 1.30% Floor), 7.25%, 09/15/31 144A †	1,361,908	1,137,680

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class AS
(Floating, CME Term SOFR 1M + 1.50%, 1.39% Floor), 6.83%, 11/15/36 144A †	$1,370,000	$1,348,947
GS Mortgage Securities Corporation Trust, Series 2021-RENT, Class B
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.55%, 11/21/35 144A †	663,129	615,083
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	92,300	91,705
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	347,840
GS Mortgage Securities Trust, Series 2017-GS6, Class A2
3.16%, 05/10/50	295,302	270,917
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 08/10/50	850,000	765,072
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,357,052	1,871,355
GS Mortgage-Backed Securities Trust, Series 2022-PJ3, Class A4
2.50%, 08/25/52 144A † γ	1,981,084	1,507,259
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.35%, 09/25/35† γ	135,541	126,024
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 9.07%, 07/15/24 144A †	1,211,424	1,205,169
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 6.15%, 10/25/34†	8,772	8,213
IndyMac ARM Trust, Series 2001-H2, Class A1
4.17%, 01/25/32† γ	2,719	2,529
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.13%, 05/15/45† γ	213,284	195,769
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,463,264
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.25%, 02/25/35† γ	9,471	8,648
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	111,040	95,662
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	1,967,679	1,821,371
	Par	Value
JP Morgan Mortgage Trust, Series 2021-6, Class A3
2.50%, 10/25/51 144A † γ	$1,831,232	$1,393,247
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	947,434	749,606
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,949,489	1,547,775
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,953,398	1,608,112
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
5.03%, 01/15/47† γ	50,000	45,323
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	174,909	171,813
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	285,899	275,797
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class B
4.01%, 03/15/50	630,000	489,451
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,614,575
LSTAR Securities Investment, Ltd., Series 2023-1, Class A1
(Floating, U.S. SOFR + 3.50%), 8.81%, 01/01/28 144A †	546,672	548,349
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 5.59%, 01/01/61(U) †	436,417	508,642
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 6.03%, 01/01/61(U) †	366,736	426,111
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	1,700,000	1,457,797
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 5.45%, 04/15/47(U) †	432,221	513,738
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
5.39%, 11/21/34† γ	72,841	68,063
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
4.23%, 05/25/34† γ	41,844	38,185
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.20%, 07/25/59 144A † γ	110,813	104,233

	Par	Value
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	$ 870,000	$ 747,810
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	25,512	24,767
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	345,822
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 05/15/46	480,000	448,797
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,329,886
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	299,166	292,766
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, CME Term SOFR 1M + 1.99%, 1.40% Floor), 7.32%, 05/15/36 144A †	825,498	795,432
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.51%, 04/05/42 144A † γ	1,600,000	1,163,948
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 5.99%, 10/25/35†	63,386	61,379
MSCG Trust, Series 2015-ALDR, Class A2
3.58%, 06/07/35 144A † γ	580,000	534,072
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	865,435	814,357
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1
(Step to 4.98% on 11/25/23), 5.00%, 06/25/62 144A STEP	257,678	249,777
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.48% on 11/25/23), 6.50%, 11/25/52 144A STEP	419,654	415,272
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	3,269,496	3,156,480
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.54%, 11/15/38 144A †	2,300,000	2,055,398
	Par	Value
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 6.08%, 06/25/57 144A †	$ 744,228	$ 708,796
OBX Trust, Series 2022-NQM6, Class A1
(Step to 4.73% on 07/25/26), 4.70%, 07/25/62 144A STEP	1,275,281	1,219,151
OBX Trust, Series 2022-NQM7, Class A1
(Step to 5.78% on 09/25/26), 5.11%, 08/25/62 144A STEP	1,275,482	1,241,914
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.78% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,759,286	1,712,004
OBX Trust, Series 2022-NQM8, Class A2
(Step to 5.95% on 11/25/23), 6.10%, 09/25/62 144A STEP	439,923	433,287
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.50% on 12/25/26), 6.45%, 09/25/62 144A STEP	137,317	136,633
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.50% on 12/25/26), 6.45%, 09/25/62 144A STEP	1,235,849	1,222,049
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	410,521	405,354
OBX Trust, Series 2023-NQM3, Class A1
(Step to 6.89% on 05/25/27), 5.95%, 01/25/63 144A STEP	1,132,236	1,120,831
OBX Trust, Series 2023-NQM6, Class A3
(Step to 7.86% on 08/25/27), 6.98%, 07/25/63 144A STEP	1,530,623	1,528,997
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.68% on 07/25/24), 2.12%, 05/25/65 144A STEP	1,097,849	1,011,586
PRKCM Trust, Series 2022-AFC1, Class A1A
4.10%, 04/25/57 144A † γ	1,050,960	971,930
PRKCM Trust, Series 2023-AFC3, Class A3
7.09%, 09/25/58 144A	1,114,731	1,115,441
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 4.01%, 12/15/43(E) †	611,058	621,600
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 5.50%, 12/15/43(U) †	152,765	180,134

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ripon Mortgages PLC, Series 1RA, Class A
(Floating, SONIA Interest Rate + 0.70%), 5.92%, 08/28/56(U) 144A †	$3,260,141	$3,966,008
Ripon Mortgages PLC, Series 1RA, Class C
(Floating, SONIA Interest Rate + 1.15%), 6.37%, 08/28/56(U) 144A †	3,100,000	3,710,110
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 6.08%, 04/19/27†	53,631	51,582
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 7.85%, 05/15/38 144A †	970,000	750,870
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3
2.78%, 10/10/48	330,000	305,695
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	307,585
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	430,000	336,235
SMRT, Series 2022-MINI, Class D
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 7.28%, 01/15/39 144A †	1,290,000	1,238,725
SREIT Trust, Series 2021-IND, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.15%, 10/15/38 144A †	2,300,000	2,252,666
SREIT Trust, Series 2021-MFP2, Class A
(Floating, CME Term SOFR 1M + 0.94%, 0.82% Floor), 6.27%, 11/15/36 144A †	450,000	442,715
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 5.94%, 07/19/35†	26,564	23,754
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 6.50%, 04/15/34 144A †	1,959,000	1,930,509
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 7.52%, 05/15/37 144A †	850,000	835,267
	Par	Value
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 6.07%, 09/25/43†	$ 2,642	$ 2,474
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.90%, 04/25/45† γ	15,675	14,685
Towd Point Mortgage Funding PLC, Series 2019-A13X, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.51%, 07/20/45(U) †	1,107,860	1,351,754
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 6.30%, 10/20/51(U) 144A †	633,196	773,598
Towd Point Mortgage Funding PLC, Series 2020-A14X, Class A
(Floating, SONIA Interest Rate + 1.35%), 6.57%, 05/20/45(U) †	2,583,240	3,151,534
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.51%, 07/20/45(U) 144A †	1,107,860	1,351,754
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	323,538	279,340
Uniform Mortgage Backed Securities
3.00%, 11/01/52 TBA	70,308,964	58,232,850
4.00%, 11/01/52 TBA	62,500,000	55,708,007
3.00%, 10/01/53 TBA	3,000,000	2,480,977
3.50%, 10/01/53 TBA	8,000,000	6,880,625
4.50%, 10/01/53 TBA	15,900,000	14,599,430
5.00%, 10/01/53 TBA	200,000	188,703
5.50%, 10/01/53 TBA	11,900,000	11,500,699
6.00%, 10/01/53 TBA	22,800,000	22,502,531
6.50%, 10/01/53 TBA	14,600,000	14,667,297
4.50%, 11/01/53 TBA	8,000,000	7,348,125
5.00%, 11/01/53 TBA	77,800,000	73,429,828
5.50%, 11/01/53 TBA	31,300,000	30,242,402
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	1,973,471	1,814,966
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,797,084	2,135,057
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	2,010,403	1,846,581
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,944,579	1,484,327

	Par	Value
VASA Trust, Series 2021-VASA, Class A
(Floating, CME Term SOFR 1M + 1.01%, 0.90% Floor), 6.35%, 07/15/39 144A †	$ 390,000	$ 342,406
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.93% on 07/25/26), 4.91%, 06/25/67 144A STEP	2,171,140	2,055,601
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.16% on 11/25/26), 6.13%, 09/25/67 144A STEP	918,620	905,202
Verus Securitization Trust, Series 2022-INV1, Class A1
(Step to 5.87% on 09/25/26), 5.04%, 08/25/67 144A STEP	89,218	86,606
Verus Securitization Trust, Series 2023-3, Class A3
(Step to 7.74% on 05/25/27), 6.74%, 03/25/68 144A STEP	1,102,167	1,095,925
Verus Securitization Trust, Series 2023-4, Class A1
(Step to 6.81% on 06/25/27), 5.81%, 05/25/68 144A STEP	916,345	898,690
VLS Commercial Mortgage Trust, Series 2020-LAB, Class B
2.45%, 10/10/42 144A	1,610,000	1,217,706
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
4.25%, 02/25/33† γ	1,431	1,351
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.03%, 06/25/42†	2,718	2,474
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 6.21%, 01/25/45†	464,594	426,730
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 6.01%, 10/25/45†	284,912	265,277
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.65%, 02/25/37† γ	107,299	91,624
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.68%, 02/25/37† γ	66,050	58,641
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 5.39%, 04/25/47†	229,954	197,730
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 5.97%, 07/25/45†	$ 213,236	$ 198,450
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 6.01%, 07/25/45†	59,984	54,874
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 01/14/26 144A	17,996	17,180
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
5.23%, 12/28/37† γ	128,773	116,634
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	105,167
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	300,000	276,516
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	28,696	24,795
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.11%, 03/15/47† IO γ	509,591	754
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.15%, 08/15/47† IO γ	2,276,721	15,455
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	262,145
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	238,065
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,454,815
Total Mortgage-Backed Securities (Cost $1,039,850,607)		971,948,697
MUNICIPAL BONDS — 0.6%
Alameda Corridor Transportation Authority, Revenue Bond (AGM Insured)
5.40%, 10/01/46	1,250,000	1,145,902
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	752,411
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	225,000	231,376

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
California Statewide Communities Development Authority, Revenue Bond
1.81%, 02/01/30	$ 25,000	$ 20,138
1.88%, 02/01/31	150,000	117,043
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,200,000	1,260,168
Central Texas Regional Mobility Authority, Revenue Bond, Series E
3.17%, 01/01/41	1,000,000	705,989
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series A
6.90%, 12/01/40	680,000	734,653
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series B
6.90%, 12/01/40	290,000	315,669
City of New Orleans Louisiana Sewerage Service Revenue, Revenue Bond (AGM Insured)
0.96%, 06/01/26	25,000	22,298
1.41%, 06/01/28	65,000	54,879
City of New Orleans Louisiana Water System Revenue, Revenue Bond (AGM Insured)
1.01%, 12/01/26	30,000	26,223
1.46%, 12/01/28	65,000	53,770
Commonwealth Financing Authority, Revenue Bond, Series C
2.76%, 06/01/30	50,000	42,917
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,183,371
Louisiana State Transportation Authority, Revenue Bond, Series A
2.00%, 02/15/30	50,000	40,849
Metropolitan Transportation Authority, Revenue Bond, Series A-2
5.99%, 11/15/30	115,000	117,798
Metropolitan Transportation Authority, Revenue Bond, Series C-2
5.18%, 11/15/49	825,000	711,850
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series A
2.07%, 11/01/30	670,000	534,733
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series C
1.83%, 11/01/29	70,000	57,003
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	265,342
	Par	Value
Port of Oakland, Senior Lien Revenue Bond, Series R
1.95%, 05/01/28	$ 90,000	$ 78,335
2.10%, 05/01/30	25,000	20,593
2.20%, 05/01/31	135,000	108,525
San Francisco Municipal Transportation Agency, Revenue Bond, Series A
1.30%, 03/01/28	155,000	131,658
San Jose Financing Authority, Revenue Bond
1.81%, 06/01/29	100,000	82,587
1.86%, 06/01/30	55,000	43,919
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	188,440
State of California, General Obligation
7.55%, 04/01/39	410,000	483,337
State of Illinois, General Obligation
5.10%, 06/01/33	405,000	384,851
6.63%, 02/01/35	456,923	461,242
7.35%, 07/01/35	398,571	415,565
State of Louisiana, Revenue Bond, I-49 North Project
1.06%, 09/01/26	15,000	13,322
State of Louisiana, Revenue Bond, I-49 South Project
1.54%, 09/01/28	70,000	59,175
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	746,492
University of North Carolina at Charlotte (The), Revenue Bond
1.71%, 04/01/28	5,000	4,328
Total Municipal Bonds (Cost $12,883,327)		11,616,751

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaption — 0.0%
Pay 1-Day SOFR (Annually); Receive 2.697% (Annually); Interest Rate Swap Maturing 04/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	1	$100	44,230

	Number of Contracts	Notional Amount	Value
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $108.50, Expires 10/27/23 (GSC)	37	$ 3,998,313	$24,860
10-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $109.50, Expires 10/27/23 (GSC)	28	3,025,750	9,188
10-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $110.00, Expires 10/27/23 (GSC)	37	3,998,312	8,094
3-Month SOFR Interest Rate Swap expiration 03/2024, Strike Price $94.62, Expires 03/15/24 (GSC)	57	13,484,062	30,994
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $95.50, Expires 12/15/23 (GSC)	57	13,473,375	33,131
5-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $105.00, Expires 10/27/23 (GSC)	74	7,796,596	56,078
5-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $105.50, Expires 10/27/23 (GSC)	202	21,282,599	99,422
5-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $105.70, Expires 10/27/23 (GSC)	56	5,900,126	21,875
5-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $106.00, Expires 10/27/23 (GSC)	241	25,391,615	73,430
	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 12/2023, Strike Price $105.50, Expires 11/24/23 (GSC)	37	$3,898,298	$27,461
Australian Dollar vs. U.S. Dollar, Strike Price $0.67, Expires 11/03/23 (CITI)	1	9,201,906	6,003
Bank of America, N.A. 2Y-10 ISDA CAP Expiring on December 2023, Strike Price $0.41, Expires 12/19/23 (BOA)	1	3,350,000	2,084
Bank of America, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.47, Expires 06/20/24 (BOA)	1	3,400,000	6,805
Barclays, N.A. 2Y-10 ISDA CAP Expiring on December 2023, Strike Price $0.40, Expires 12/19/23 (BAR)	1	3,400,000	2,116
Barclays, N.A. 2Y-10 ISDA CAP Expiring on June 2024, Strike Price $0.46, Expires 06/20/24 (BAR)	1	3,400,000	6,791
Barclays, N.A. 2Y-10 SOFR CAP Expiring on December 2023, Strike Price $0.42, Expires 12/19/23 (BAR)	1	3,400,000	2,131
Barclays, N.A. 2Y-10 SOFR CAP Expiring on June 2024, Strike Price $0.46, Expires 06/20/24 (BAR)	1	3,350,000	6,705
Long U.S. Treasury Bond Future expiration date 11/2023, Strike Price $114.50, Expires 10/27/23 (GSC)	15	1,706,720	22,500

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 11/2023, Strike Price $115.50, Expires 10/27/23 (GSC)	37	$4,209,908	$ 39,891
Long U.S. Treasury Bond Future expiration date 11/2023, Strike Price $117.00, Expires 10/27/23 (GSC)	46	5,233,940	28,032
Long U.S. Treasury Bond Future expiration date 11/2023, Strike Price $119.00, Expires 10/27/23 (GSC)	54	6,144,190	14,344
Long U.S. Treasury Bond Future expiration date 11/2023, Strike Price $120.00, Expires 10/27/23 (GSC)	46	5,233,940	8,625
Morgan Stanley, N.A. 2Y-10 ISDA CAP Expiring on December 2023, Strike Price $0.39, Expires 12/19/23 (MSCS)	1	3,400,000	2,115
Morgan Stanley, N.A. 2Y-10 ISDA CAP Expiring on December 2023, Strike Price $0.39, Expires 12/19/23 (MSCS)	1	3,400,000	2,115
Morgan Stanley, N.A. 2Y-10 ISDA CAP Expiring on June 2024, Strike Price $0.44, Expires 06/20/24 (MSCS)	1	3,400,000	6,791
Morgan Stanley, N.A. 2Y-10 ISDA CAP Expiring on June 2024, Strike Price $0.45, Expires 06/20/24 (MSCS)	1	3,400,000	6,791
			548,372
Put Options — 0.1%
10-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $107.20, Expires 10/27/23 (GSC)	40	4,322,500	21,875
	Number of Contracts	Notional Amount	Value
3-Month SOFR Interest Rate Swap expiration 10/2023, Strike Price $97.00, Expires 10/13/23 (GSC)	123	$29,074,125	$ 488,925
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $95.87, Expires 12/15/23 (GSC)	102	24,110,250	149,175
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $96.00, Expires 12/15/23 (GSC)	237	56,020,875	405,863
			1,065,838
Put Swaption — 0.0%
Pay 2.697% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	1	100	44,230
Total Purchased Options (Premiums paid $1,508,012)			1,702,670

	Par
U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
4.38%, 02/15/38	$ 10,000	9,698
4.25%, 05/15/39	4,300,000	4,056,109
4.38%, 11/15/39‡‡	200,000	190,461
1.13%, 08/15/40	3,830,000	2,178,761
1.38%, 11/15/40	35,860,000	21,238,645
1.88%, 02/15/41	9,190,000	5,932,217
2.25%, 05/15/41‡‡	6,460,000	4,434,941
3.13%, 11/15/41	3,580,000	2,815,754
2.38%, 02/15/42‡‡	2,800,000	1,936,320
3.25%, 05/15/42	7,050,000	5,619,483
2.75%, 08/15/42‡‡	10,430,000	7,649,550
2.75%, 11/15/42‡‡	7,050,000	5,149,116
3.88%, 02/15/43	1,450,000	1,262,180
2.88%, 05/15/43Δ	3,200,000	2,371,938
3.88%, 05/15/43	1,160,000	1,008,656
3.63%, 08/15/43‡‡ Δ	280,000	233,707
3.63%, 02/15/44‡‡	6,460,000	5,373,534
3.38%, 05/15/44‡‡	3,200,000	2,554,563
3.13%, 08/15/44	5,260,000	4,020,613
3.00%, 11/15/44‡‡	3,100,000	2,314,525
2.50%, 02/15/45Δ	950,000	645,388

	Par	Value
2.88%, 08/15/45	$ 4,550,000	$ 3,296,973
3.00%, 02/15/48	6,170,000	4,515,428
3.38%, 11/15/48	1,370,000	1,074,888
3.00%, 02/15/49‡‡	3,730,000	2,727,125
2.88%, 05/15/49Δ	6,720,000	4,795,350
2.25%, 08/15/49‡‡ Δ	400,000	249,117
1.38%, 08/15/50Δ	4,900,000	2,392,578
1.63%, 11/15/50	15,020,000	7,871,126
1.88%, 02/15/51	1,630,000	913,978
2.38%, 05/15/51Δ	5,720,000	3,629,072
2.00%, 08/15/51	3,830,000	2,210,927
1.88%, 11/15/51	651,000	363,060
4.00%, 11/15/52	750,000	664,922
3.63%, 02/15/53	280,000	231,634
3.63%, 05/15/53Δ	1,580,000	1,308,561
		117,240,898
U.S. Treasury Inflationary Index Notes
0.63%, 07/15/32	7,800,000	7,156,929
1.13%, 01/15/33	4,940,000	4,582,530
1.38%, 07/15/33Δ	330,000	307,415
		12,046,874
U.S. Treasury Inflationary Indexed Bonds
1.25%, 04/15/28Δ	650,000	630,159
U.S. Treasury Notes
3.00%, 06/30/24‡‡	650,000	638,191
5.00%, 08/31/25	80,000	79,844
0.75%, 05/31/26‡‡	2,720,000	2,443,219
1.38%, 08/31/26‡‡	2,680,000	2,431,995
4.63%, 09/15/26	20,060,000	19,962,834
2.75%, 02/15/28‡‡	1,400,000	1,295,000
1.25%, 03/31/28‡‡	510,000	440,254
4.38%, 08/31/28	20,000	19,803
4.63%, 09/30/28	16,630,000	16,641,693
2.63%, 02/15/29Δ	5,260,000	4,759,478
2.75%, 05/31/29‡‡	5,300,000	4,802,297
3.50%, 04/30/30	2,300,000	2,152,926
3.75%, 05/31/30	550,000	522,242
3.75%, 06/30/30	910,000	863,860
4.63%, 09/30/30	30,710,000	30,724,395
2.75%, 08/15/32	880,000	762,162
3.38%, 05/15/33Δ	2,005,000	1,818,598
4.00%, 08/15/33Δ	2,200,000	2,079,000
		92,437,791
U.S. Treasury Strips
2.22%, 02/15/40Ω ‡‡	2,790,000	1,220,993
2.18%, 08/15/41Ω	1,080,000	434,261
2.42%, 05/15/44Ω ‡‡	3,405,000	1,242,611
2.48%, 11/15/44Ω	820,000	291,663
	Par	Value
2.33%, 02/15/46Ω	$ 4,115,000	$ 1,381,951
1.97%, 05/15/52Ω	44,750,000	12,141,524
2.24%, 05/15/53Ω	11,090,000	2,945,006
2.42%, 08/15/53Ω	19,000,000	5,029,237
		24,687,246
Total U.S. Treasury Obligations (Cost $304,470,892)		247,042,968

	Shares
PREFERRED STOCK — 0.0%
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00% † (Cost $150,000)	6,000	150,300
MONEY MARKET FUNDS — 6.8%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø ∞	96,233,917	96,233,917
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø §	25,803,359	25,803,359
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	17,900,636	17,900,636
Total Money Market Funds (Cost $139,937,912)		139,937,912

	Par
REPURCHASE AGREEMENTS — 13.0%
Citigroup Global Markets, Inc.
5.37% (dated 10/02/23, due 10/03/23, repurchase price $135,280,669, collateralized by U.S. Treasury Notes, 4.000%, due 12/15/25, total market value $137,619,287)	$135,200,000	135,200,000
Deutsche Bank Securities, Inc.
5.37% (dated 09/29/23, due 10/02/23, repurchase price $134,880,431, collateralized by U.S. Treasury Bonds, 2.000%, due 11/15/41, total market value $136,817,789)	134,800,000	134,800,000
Total Repurchase Agreements (Cost $270,000,000)		270,000,000
TOTAL INVESTMENTS —125.8% (Cost $2,830,777,602)		2,605,803,422

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $112.00, Expires 10/27/23 (GSC)	(54)	$ (5,835,375)	$ (2,531)
3-Month SOFR Interest Rate Swap expiration 03/2024, Strike Price $95.25, Expires 03/15/24 (GSC)	(57)	(13,484,062)	(15,675)
3-Month SOFR Interest Rate Swap expiration 03/2024, Strike Price $96.12, Expires 03/15/24 (GSC)	(114)	(26,968,125)	(17,100)
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $96.00, Expires 12/15/23 (GSC)	(114)	(26,946,750)	(28,500)
5-Year U.S. Treasury Note Future expiration date 12/2023, Strike Price $106.50, Expires 11/24/23 (GSC)	(74)	(7,796,596)	(27,750)
			(91,556)
Call Swaptions — (0.0)%
Pay 0.4% (Annually); Receive 1-Month IBOR (Annually); Interest Rate Swap Maturing 01/10/2029 JPY, Strike Price $0.40, Expires 01/05/24 (JPM)	(1)	(464,000,000)	(4,229)
Pay 2.15% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 11/22/2024 USD, Strike Price $2.15, Expires 11/20/23 (GSC)	(1)	(7,900,000)	—
Pay 2.697% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 04/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	(1)	(5,800,000)	(1,142)
	Number of Contracts	Notional Amount	Value
Pay 3.72% (Annually); Receive 3-Month EURIBOR (Quarterly); Interest Rate Swap Maturing 03/18/2025 EUR, Strike Price $3.72, Expires 03/14/24 (CITI)	(1)	$(31,080,000)	$ (54,957)
Pay 3.744% (Annually); Receive 3-Month EURIBOR (Quarterly); Interest Rate Swap Maturing 03/18/2025 EUR, Strike Price $3.74, Expires 03/14/24 (CITI)	(1)	(31,080,000)	(58,158)
			(118,486)
Put Options — (0.1)%
10-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $107.00, Expires 10/27/23 (GSC)	(46)	(4,970,875)	(21,562)
10-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $107.50, Expires 10/27/23 (GSC)	(41)	(4,430,562)	(26,266)
10-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $108.00, Expires 10/27/23 (GSC)	(36)	(3,890,250)	(30,375)
3-Month SOFR Interest Rate Swap expiration 10/2023, Strike Price $96.25, Expires 10/13/23 (GSC)	(123)	(29,074,125)	(259,069)
3-Month SOFR Interest Rate Swap expiration 10/2023, Strike Price $96.50, Expires 10/13/23 (GSC)	(123)	(29,074,125)	(335,175)
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $95.25, Expires 12/15/23 (GSC)	(204)	(48,220,500)	(98,175)

	Number of Contracts	Notional Amount	Value
3-Month SOFR Interest Rate Swap expiration 12/2023, Strike Price $95.37, Expires 12/15/23 (GSC)	(474)	$(112,041,750)	$ (299,212)
5-Year U.S. Treasury Note Future expiration date 11/2023, Strike Price $105.00, Expires 10/27/23 (GSC)	(75)	(7,901,955)	(29,883)
5-Year U.S. Treasury Note Future expiration date 12/2023, Strike Price $104.00, Expires 11/24/23 (GSC)	(64)	(6,743,002)	(20,000)
Long U.S. Treasury Bond Future expiration date 11/2023, Strike Price $112.00, Expires 10/27/23 (GSC)	(20)	(2,275,626)	(22,813)
			(1,142,530)
Put Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 2.697% (Annually); Interest Rate Swap Maturing 04/04/2025 USD, Strike Price $2.70, Expires 04/02/24 (GSC)	(1)	(5,800,000)	(129,491)
Pay 1-Day SOFR (Annually); Receive 3.65% (Annually); Interest Rate Swap Maturing 11/22/2024 USD, Strike Price $3.65, Expires 11/20/23 (GSC)	(1)	(7,900,000)	(130,536)
Pay 1-Day SOFR (Annually); Receive 3.931% (Semiannually); Interest Rate Swap Maturing 10/18/2028 USD, Strike Price $3.93, Expires 10/16/23 (BAR)	(1)	(4,200,000)	(76,365)
	Number of Contracts	Notional Amount	Value
Pay 3-Month EURIBOR (Quarterly); Receive 3.72% (Annually); Interest Rate Swap Maturing 03/18/2025 EUR, Strike Price $3.72, Expires 03/14/24 (CITI)	(1)	$(31,080,000)	$ (75,356)
Pay 3-Month EURIBOR (Quarterly); Receive 3.744% (Annually); Interest Rate Swap Maturing 03/18/2025 EUR, Strike Price $3.74, Expires 03/14/24 (CITI)	(1)	(31,080,000)	(71,095)
			(482,843)
Total Written Options (Premiums received $ (1,022,492))			(1,835,415)

	Par
TBA SALE COMMITMENTS — (2.2)%
Uniform Mortgage Backed Securities 3.50%, 11/01/52 TBA	$ (100,000)	(86,086)
Uniform Mortgage Backed Securities 2.50%, 10/01/53 TBA	(9,000,000)	(7,144,789)
Uniform Mortgage Backed Securities 2.00%, 11/01/52 TBA	(21,000,000)	(15,994,453)
Uniform Mortgage Backed Securities 5.00%, 11/01/53 TBA	(12,000,000)	(11,325,938)
Uniform Mortgage Backed Securities 6.50%, 11/01/53 TBA	(5,000,000)	(5,019,922)
Government National Mortgage Association 3.00%, 11/01/50 TBA	(5,000,000)	(4,239,062)
Government National Mortgage Association 3.50%, 10/01/53 TBA	(1,000,000)	(876,016)
Government National Mortgage Association 4.50%, 10/01/53 TBA	(2,000,000)	(1,847,734)
Total TBA Sale Commitments (Proceeds $(47,073,047))		(46,534,000)
Liabilities in Excess of Other Assets — (23.5)%		(486,171,158)
NET ASSETS — 100.0%		$2,071,262,849

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2023	(11)	$ (1,423,016)	$ 108,326
Euro-Bobl	12/2023	(72)	(8,811,122)	20,743
Euro-Bund	12/2023	(195)	(26,520,907)	623,085
Euro-OAT	12/2023	26	3,386,584	(85,275)
10-Year Japanese Treasury Bond	12/2023	(23)	(22,310,492)	169,499
10-Year U.S. Treasury Note	12/2023	(473)	(51,113,563)	940,402
U.S. Treasury Long Bond	12/2023	(416)	(47,333,000)	2,628,750
Ultra 10-Year U.S. Treasury Note	12/2023	73	8,144,062	(620,031)
Ultra Long U.S. Treasury Bond	12/2023	740	87,828,751	(3,856,968)
Long GILT	12/2023	25	2,872,115	12,427
2-Year U.S. Treasury Note	12/2023	449	91,017,211	(202,347)
5-Year U.S. Treasury Note	12/2023	617	65,006,734	(455,441)
3-Month CME SOFR	03/2024	(221)	(52,238,875)	351,005
3-Month SONIA Index	12/2024	53	15,345,885	180,086
3-Month CME SOFR	03/2025	159	37,925,475	(164,271)
3-Month CME SOFR	03/2026	397	95,324,662	(46,118)
Total Futures Contracts outstanding at September 30, 2023			$197,100,504	$ (396,128)
Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/30/23	U.S. Dollars	32,634,927	Japanese Yen	4,510,000,000	HSBC	$2,291,385
10/03/23	U.S. Dollars	19,638,736	British Pounds	15,611,000	HSBC	591,390
10/03/23	U.S. Dollars	14,068,444	Euro	13,012,000	HSBC	309,752
10/20/23	U.S. Dollars	4,210,593	British Pounds	3,256,669	GSC	236,625
10/20/23	U.S. Dollars	4,801,377	Chinese Offshore Yuan	34,310,131	GSC	96,244
12/20/23	U.S. Dollars	5,999,017	Euro	5,572,175	BNP	84,304
12/20/23	U.S. Dollars	3,256,797	British Pounds	2,614,393	CITI	65,036
01/03/24	U.S. Dollars	14,803,498	Brazilian Reals	75,000,000	GSC	56,085
11/27/23	U.S. Dollars	1,936,927	Japanese Yen	279,000,000	BAR	51,935
12/20/23	U.S. Dollars	2,407,044	Taiwan Dollars	76,048,927	JPM	35,486
12/20/23	U.S. Dollars	2,219,233	Japanese Yen	321,884,136	MSCS	35,219
12/20/23	U.S. Dollars	1,628,608	British Pounds	1,306,753	BNP	33,269
10/17/23	U.S. Dollars	827,328	South African Rand	15,066,222	DEUT	32,810
10/20/23	Norwegian Kroner	26,657,844	Euro	2,329,132	GSC	29,028
11/02/23	U.S. Dollars	13,356,916	Euro	12,589,000	BNP	28,434
11/02/23	U.S. Dollars	6,463,979	Canadian Dollars	8,737,004	HSBC	28,402
10/20/23	U.S. Dollars	4,446,206	Mexican Pesos	77,271,504	GSC	27,761
12/20/23	U.S. Dollars	1,786,700	Euro	1,662,132	MSCS	22,392
10/20/23	U.S. Dollars	1,981,660	Indonesian Rupiahs	30,380,036,210	CITI	18,502
12/20/23	U.S. Dollars	1,249,064	South Korean Won	1,657,492,802	MSCS	18,213
10/03/23	U.S. Dollars	559,334	Brazilian Reals	2,721,721	GSC	18,101
12/20/23	Euro	1,282,000	Swiss Francs	1,217,714	SS	17,933
10/16/23	U.S. Dollars	1,057,106	Euro	983,000	BAR	17,123
10/03/23	U.S. Dollars	465,794	Danish Kroner	3,186,657	BNP	13,998
11/20/23	U.S. Dollars	1,081,005	Taiwan Dollars	34,260,291	BAR	13,882
12/20/23	U.S. Dollars	1,383,000	Swiss Francs	1,241,628	SS	13,752
12/20/23	Norwegian Kroner	7,251,389	British Pounds	546,000	UBS	12,909
12/20/23	Euro	1,256,000	Swiss Francs	1,197,625	DEUT	12,489

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	1,380,393	Euro	1,289,000	DEUT	$ 12,154
10/03/23	U.S. Dollars	6,446,577	Canadian Dollars	8,740,592	UBS	11,115
12/20/23	U.S. Dollars	499,923	Peruvian Nuevo Soles	1,860,813	BNP	10,790
12/20/23	Canadian Dollars	1,853,000	Swiss Francs	1,230,851	SS	8,741
03/26/24	U.S. Dollars	3,065,826	Chinese Offshore Yuan	22,091,732	DEUT	7,527
12/20/23	U.S. Dollars	520,781	Taiwan Dollars	16,463,971	BAR	7,358
12/20/23	U.S. Dollars	468,205	South Korean Won	620,990,724	BNP	7,059
12/20/23	Australian Dollars	3,824,000	Swiss Francs	2,229,606	CITI	7,027
12/06/23	U.S. Dollars	515,406	Euro	481,185	CITI	5,107
10/17/23	U.S. Dollars	259,564	South African Rand	4,837,289	GSC	4,469
10/20/23	U.S. Dollars	110,125	Euro	100,000	GSC	4,310
12/20/23	U.S. Dollars	278,454	South Korean Won	369,274,329	DEUT	4,232
12/20/23	Swedish Kronor	2,167,281	U.S. Dollars	195,418	SS	3,807
12/20/23	Canadian Dollars	933,500	Swiss Francs	620,678	CITI	3,740
11/02/23	Australian Dollars	547,293	U.S. Dollars	349,157	BAR	3,155
12/20/23	U.S. Dollars	186,717	South Korean Won	247,358,947	UBS	3,029
03/26/24	U.S. Dollars	804,536	Chinese Offshore Yuan	5,790,254	BNP	2,954
11/02/23	Australian Dollars	1,553,626	U.S. Dollars	997,541	MSCS	2,582
12/20/23	U.S. Dollars	1,076,765	Euro	1,012,000	CITI	2,554
10/20/23	U.S. Dollars	363,786	Canadian Dollars	490,925	CITI	2,243
11/02/23	U.S. Dollars	200,866	Canadian Dollars	269,701	BAR	2,208
12/20/23	U.S. Dollars	164,003	Taiwan Dollars	5,189,721	MSCS	2,164
10/03/23	Australian Dollars	1,379,748	U.S. Dollars	885,083	UBS	2,126
03/26/24	U.S. Dollars	948,756	Chinese Offshore Yuan	6,842,062	MSCS	1,566
10/17/23	South African Rand	2,916,149	U.S. Dollars	152,218	GSC	1,565
12/20/23	Indian Rupees	53,387,181	U.S. Dollars	638,851	JPM	969
03/26/24	U.S. Dollars	820,714	Chinese Offshore Yuan	5,921,616	GSC	947
12/20/23	New Zealand Dollars	1,125,653	Australian Dollars	1,045,000	UBS	844
10/16/23	U.S. Dollars	100,000	Taiwan Dollars	3,201,164	BNP	511
12/20/23	U.S. Dollars	516,818	British Pounds	423,067	BOA	320
12/20/23	Australian Dollars	43,183	U.S. Dollars	27,746	MSCS	99
11/06/23	U.S. Dollars	102,639	South Korean Won	138,471,194	BNP	54
12/20/23	U.S. Dollars	1,194	Taiwan Dollars	37,740	BNP	17
10/20/23	British Pounds	498,801	U.S. Dollars	608,652	CITI	13
Subtotal Appreciation						$4,339,815
12/20/23	South Korean Won	234,918	U.S. Dollars	177	UBS	$ (3)
11/06/23	U.S. Dollars	97,361	South Korean Won	131,449,515	BNP	(22)
10/31/23	Indonesian Rupiahs	1,548,092,200	U.S. Dollars	100,000	BNP	(29)
10/16/23	U.S. Dollars	28,393	Mexican Pesos	496,839	GSC	(37)
11/21/23	U.S. Dollars	117,357	South African Rand	2,233,593	MSCS	(58)
12/20/23	U.S. Dollars	27,731	Australian Dollars	43,183	SS	(114)
10/20/23	Chinese Offshore Yuan	6,639,109	U.S. Dollars	910,581	CITI	(125)
10/20/23	U.S. Dollars	2,126,516	Japanese Yen	316,667,959	CITI	(202)
03/20/24	Indonesian Rupiahs	1,542,319,310	U.S. Dollars	99,801	BAR	(390)
03/20/24	Indonesian Rupiahs	1,458,066,897	U.S. Dollars	94,563	GSC	(582)
10/03/23	Australian Dollars	351,278	U.S. Dollars	226,672	MSCS	(792)
10/20/23	Euro	459,327	Norwegian Kroner	5,206,753	CITI	(1,007)
11/02/23	U.S. Dollars	450,411	Danish Kroner	3,180,755	JPM	(1,273)
10/03/23	Australian Dollars	369,893	U.S. Dollars	239,184	UBS	(1,334)
12/20/23	U.S. Dollars	1,227,053	Norwegian Kroner	13,111,339	DEUT	(1,539)
03/20/24	Indonesian Rupiahs	3,078,058,794	U.S. Dollars	199,982	DEUT	(1,582)
12/20/23	Euro	1,296,000	Japanese Yen	202,992,078	DEUT	(1,651)
12/20/23	U.S. Dollars	590,270	Euro	558,284	JPM	(2,333)
10/03/23	U.S. Dollars	996,496	Australian Dollars	1,553,626	MSCS	(2,521)
12/20/23	U.S. Dollars	416,927	New Zealand Dollars	700,106	CITI	(2,696)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/23	Japanese Yen	200,495,274	U.S. Dollars	1,364,000	BNP	$ (3,621)
10/20/23	Australian Dollars	150,776	U.S. Dollars	100,640	GSC	(3,625)
11/03/23	Brazilian Reals	2,985,407	U.S. Dollars	594,691	MSCS	(3,629)
12/20/23	Indian Rupees	182,482,873	U.S. Dollars	2,190,758	JPM	(3,788)
12/20/23	Canadian Dollars	712,100	U.S. Dollars	528,911	SS	(3,923)
11/01/23	Mexican Pesos	5,048,000	U.S. Dollars	292,295	GSC	(4,249)
10/03/23	Euro	423,000	U.S. Dollars	451,599	BNP	(4,326)
03/20/24	Indonesian Rupiahs	6,126,385,905	U.S. Dollars	399,764	BNP	(4,882)
12/20/23	U.S. Dollars	1,379,090	Euro	1,304,000	UBS	(5,071)
12/20/23	Canadian Dollars	942,627	U.S. Dollars	701,000	UBS	(6,058)
12/20/23	U.S. Dollars	1,317,609	New Zealand Dollars	2,210,000	SS	(7,000)
12/20/23	Norwegian Kroner	13,778,595	U.S. Dollars	1,298,123	UBS	(7,006)
12/20/23	Japanese Yen	201,469,757	U.S. Dollars	1,374,000	CITI	(7,009)
12/20/23	Canadian Dollars	1,521,321	British Pounds	925,000	CITI	(7,701)
12/20/23	U.S. Dollars	677,783	New Zealand Dollars	1,146,000	UBS	(9,095)
12/20/23	U.S. Dollars	1,245,210	Australian Dollars	1,945,629	DEUT	(9,374)
11/09/23	Mexican Pesos	14,375,712	U.S. Dollars	828,814	UBS	(9,637)
12/20/23	U.S. Dollars	1,800,771	Canadian Dollars	2,455,971	MSCS	(9,867)
12/20/23	Australian Dollars	3,252,000	U.S. Dollars	2,109,231	UBS	(12,270)
03/20/24	Indonesian Rupiahs	25,129,912,037	U.S. Dollars	1,632,682	MSCS	(12,908)
12/20/23	British Pounds	544,000	U.S. Dollars	678,490	UBS	(14,352)
12/20/23	Japanese Yen	199,521,712	U.S. Dollars	1,375,000	UBS	(21,227)
12/20/23	Euro	1,280,000	U.S. Dollars	1,381,244	JPM	(22,559)
12/20/23	Japanese Yen	97,903,811	New Zealand Dollars	1,146,000	UBS	(22,592)
12/20/23	U.S. Dollars	1,318,766	Swedish Kronor	14,632,466	MSCS	(26,305)
10/03/23	Brazilian Reals	2,718,141	U.S. Dollars	569,340	DEUT	(28,818)
10/17/23	South African Rand	9,647,537	U.S. Dollars	540,908	BNP	(32,145)
10/20/23	Indonesian Rupiahs	29,921,033,357	U.S. Dollars	1,967,415	CITI	(33,918)
11/03/23	Brazilian Reals	20,718,950	U.S. Dollars	4,145,872	GSC	(43,856)
10/20/23	Canadian Dollars	2,434,002	U.S. Dollars	1,838,703	GSC	(46,178)
12/20/23	Japanese Yen	454,029,307	U.S. Dollars	3,133,486	MSCS	(52,855)
12/20/23	U.S. Dollars	3,217,256	New Zealand Dollars	5,468,187	RBC	(60,214)
11/02/23	U.S. Dollars	18,990,547	British Pounds	15,611,000	BNP	(60,356)
10/20/23	Mexican Pesos	57,494,852	U.S. Dollars	3,348,858	GSC	(61,257)
12/14/23	Mexican Pesos	63,260,202	U.S. Dollars	3,646,523	GSC	(63,230)
12/20/23	Swiss Francs	3,482,146	U.S. Dollars	3,943,191	UBS	(103,138)
12/20/23	Swiss Francs	3,529,967	U.S. Dollars	3,997,173	MSCS	(104,382)
10/20/23	Euro	2,426,394	U.S. Dollars	2,680,353	GSC	(112,867)
11/15/23	Japanese Yen	1,224,901,981	U.S. Dollars	8,642,473	UBS	(381,534)
10/20/23	Japanese Yen	1,575,752,510	U.S. Dollars	11,359,599	GSC	(776,968)
Subtotal Depreciation						$(2,222,080)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$ 2,117,735
Swap Agreements outstanding at September 30, 2023:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.64%	1.00%	6/20/2026	USD	2,800,000	$ 26,698	$ (26,054)	$ 52,752
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.41%	1.00%	6/20/2026	USD	2,100,000	31,982	11,126	20,856

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.60%	1.00%	6/20/2026	USD	2,400,000	$ 25,274	$ (17,161)	$ 42,435
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.46%	1.00%	12/20/2026	USD	2,600,000	42,912	29,130	13,782
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.92%	1.00%	6/20/2028	EUR	2,000,000	7,898	(11,393)	19,291
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	1.73%	5.00%	6/20/2028	USD	995,000	134,144	119,736	14,408
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	1.02%	1.00%	6/20/2028	USD	1,400,000	(695)	(4,067)	3,372
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	1.02%	1.00%	12/20/2028	EUR	2,000,000	(1,494)	(23,988)	22,494
Subtotal Appreciation						$266,719	$ 77,329	$189,390
The Boeing Company, 8.75% due 8/15/21 (Receive Quarterly)	0.36%	1.00%	6/20/2024	USD	475,000	$ 2,314	$ 11,966	$ (9,652)
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.41%	1.00%	6/20/2026	USD	1,100,000	16,752	17,601	(849)
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	1.20%	5.00%	12/20/2026	USD	870,000	98,359	175,392	(77,033)
Republic of Chile, 3.24% 2/6/2028 (Receive Quarterly)	0.73%	1.00%	12/20/2028	USD	1,470,000	18,813	24,766	(5,953)
Republic of Indonesia, 4.125% 1/15/2025 (Receive Quarterly)	0.93%	1.00%	12/20/2028	USD	1,470,000	5,270	10,180	(4,910)
Republic of Peru, 8.75% due 11/21/2033 (Receive Quarterly)	0.85%	1.00%	12/20/2028	USD	290,000	2,048	2,352	(304)
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	1.07%	1.00%	12/20/2028	USD	300,000	(906)	(746)	(160)
Subtotal Depreciation						$142,650	$241,511	$ (98,861)
Net Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection outstanding at September 30, 2023						$409,369	$318,840	$ 90,529

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.41 Index (Pay Quarterly)	(1.00)%	12/20/2028	USD	11,200,000	$(140,003)	$(142,791)	$ 2,788
Subtotal Appreciation					$(140,003)	$(142,791)	$ 2,788
Markit CDX.NA.IG.38 Index (Pay Quarterly)	(5.00)%	6/20/2027	USD	14,700,000	$(457,435)	$ 127,251	$(584,686)
iTraxx Europe & Crossover Series 38 (Pay Quarterly)	(1.00)%	12/20/2027	EUR	2,900,000	(41,357)	(26,751)	(14,606)
Markit CDX.NA.HY.40 Index (Pay Quarterly)	(5.00)%	6/20/2028	USD	2,400,000	(44,198)	10,990	(55,188)
Markit CDX.NA.IG.40 Index (Pay Quarterly)	(1.00)%	6/20/2028	USD	2,600,000	(35,746)	(14,395)	(21,351)
Markit CDX.NA.HY.41 Index (Pay Quarterly)	(5.00)%	12/20/2028	USD	830,000	(9,005)	(6,093)	(2,912)
Subtotal Depreciation					$(587,741)	$ 91,002	$(678,743)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at September 30, 2023					$(727,744)	$ (51,789)	$(675,955)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.39%	1.00%	6/20/2025	USD	22,475,000	$233,553	$232,086	$ 1,467
Subtotal Appreciation						$233,553	$232,086	$ 1,467
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.48%	1.00%	6/20/2026	USD	1,800,000	$ 24,378	$ 41,673	$(17,295)
Markit CDX.NA.IG.40 Index (Receive Quarterly)	0.68%	1.00%	6/20/2028	USD	24,854,158	341,709	386,157	(44,448)
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.73%	1.00%	12/20/2028	USD	17,046,700	213,088	220,496	(7,408)
Subtotal Depreciation						$579,175	$648,326	$(69,151)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at September 30, 2023						$812,728	$880,412	$(67,684)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day SOFR (Quarterly)	1.27% (Semiannually)	11/4/2023	USD	19,300,000	$ (157,571)	$ (396,268)	$ 238,697
12.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	6,874,848	8,528	—	8,528
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.95% (Upon termination)	1/2/2024	BRL	2,795,216	4,174	(457)	4,631
5.41% (Upon termination)	1-Day US Federal Fund Effective Rate (Upon termination)	1/31/2024	USD	118,167,000	4,336	—	4,336
4.27% (Annually)	1-Day SOFR (Annually)	9/13/2024	USD	1,500,000	17,172	—	17,172
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.23% (Upon termination)	1/2/2025	BRL	72,980,941	9,471	—	9,471
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	10,122,091	4,689	(10,009)	14,698
9.75% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/17/2025	MXN	71,480,000	42,184	15,470	26,714
1-Day ESTR (Annually)	3.50% (Annually)	12/20/2025	EUR	40,390,000	(58,634)	(112,117)	53,483
1-Day SONIA (Annually)	5.25% (Annually)	12/20/2025	GBP	19,690,000	80,369	48,087	32,282
3-Month ASX BBSW (Quarterly)	4.00% (Quarterly)	12/20/2025	AUD	58,920,000	213,101	165,537	47,564
3-Month JIBAR (Quarterly)	7.75% (Quarterly)	12/20/2025	ZAR	41,430,000	28,820	12,160	16,660
3-Month KWCDC (Quarterly)	3.75% (Quarterly)	12/20/2025	KRW	214,930,000	(360)	(405)	45
3-Month STIBOR (Quarterly)	4.00% (Annually)	12/20/2025	SEK	442,815,000	56,742	40,975	15,767
10.29% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	3,926,736	12,755	—	12,755
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.98% (Upon termination)	1/4/2027	BRL	44,823,382	191,802	—	191,802
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.03% (Upon termination)	1/4/2027	BRL	1,495,928	21,693	2,345	19,348
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.50% (Upon termination)	1/4/2027	BRL	773,155	(22,254)	(28,984)	6,730

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.23% (Upon termination)	1/4/2027	BRL	471,954	$ (743)	$ (6,627)	$ 5,884
2.85% (Annually)	3-Month EURIBOR (Quarterly)	4/22/2028	EUR	24,510,000	155,023	(66,238)	221,261
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/3/2028	JPY	7,488,080,000	323,970	115,601	208,369
1-Day SOFR (Annually)	4.38% (Annually)	10/3/2028	USD	16,000,000	760	—	760
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/20/2028	JPY	6,696,000,000	201,663	169,731	31,932
4.00% (Annually)	1-Day SOFR (Annually)	12/20/2028	USD	1,810,000	24,787	7,074	17,713
2.85% (Annually)	1-Day SOFR (Annually)	2/15/2029	USD	5,338,000	457,391	1,198	456,193
3.85% (Annually)	1-Day SOFR (Annually)	6/30/2029	USD	3,169,000	90,367	106	90,261
3.25% (Annually)	1-Day SOFR (Annually)	9/30/2029	USD	5,234,000	295,581	3,532	292,049
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	12,630,000	671,801	198,419	473,382
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,968,199	1,040,439	927,760
3.00% (Annually)	1-Day SOFR (Annually)	6/21/2033	USD	8,300,000	884,093	367,635	516,458
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/3/2033	JPY	1,014,000,000	32,541	(8,212)	40,753
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/20/2033	JPY	2,852,000,000	(29,905)	(89,145)	59,240
3.25% (Annually)	3-Month STIBOR (Quarterly)	12/20/2033	SEK	44,410,000	62,394	9,458	52,936
3.25% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	12/20/2033	CAD	560,000	29,038	21,295	7,743
4.25% (Annually)	1-Day SONIA (Annually)	12/20/2033	GBP	540,000	3,816	(2,676)	6,492
6-Month NIBOR (Semiannually)	4.00% (Annually)	12/20/2033	NOK	23,340,000	32,338	17,428	14,910
Swiss Average Overnight Rate (Annually)	1.75% (Annually)	12/20/2033	CHF	3,120,000	(15,370)	(15,395)	25
3.24% (Annually)	1-Day SOFR (Annually)	10/6/2035	USD	16,680,000	1,058,283	66,310	991,973
3.78% (Annually)	1-Day SOFR (Annually)	9/22/2036	USD	2,450,000	60,802	2,788	58,014
0.75% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/20/2038	JPY	489,200,000	232,459	39,965	192,494
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/15/2042	JPY	1,080,000,000	1,058,302	300,339	757,963
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	46,790,000	2,398,036	1,439,137	958,899
1.52% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	2,594,000	1,067,820	(23,965)	1,091,785
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	33,700,000	1,021,567	533,006	488,561
2.60% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	4,813,000	1,194,203	330,836	863,367
3.05% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	6,287,000	1,114,121	307,047	807,074
3.15% (Annually)	1-Day SOFR (Annually)	5/15/2048	USD	5,654,000	889,372	(618,678)	1,508,050
1-Day SOFR (Annually)	2.50% (Annually)	4/21/2052	USD	2,061,000	553,787	1,921	551,866
0.80% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/15/2052	JPY	250,000,000	289,309	11,645	277,664
1-Day SOFR (Annually)	2.56% (Annually)	5/11/2053	USD	29,690,000	791,209	170,399	620,810
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	8,620,000	399,457	107,510	291,947
2.50% (Annually)	6-Month EURIBOR (Semiannually)	12/20/2053	EUR	1,530,000	175,557	124,567	50,990
Subtotal Appreciation					$ 17,949,045	$ 4,292,784	$ 13,656,261
1-Day SOFR (Annually)	3.30% (Annually)	12/21/2023	USD	18,400,000	$ (332,960)	$ (3,373)	$ (329,587)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.20% (Upon termination)	1/2/2024	BRL	6,468,748	(90,464)	(28,018)	(62,446)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.30% (Upon termination)	1/2/2024	BRL	1,293,456	(1,003)	1,647	(2,650)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.00% (Annually)	3/17/2024	JPY	750,000,000	1,766	11,605	(9,839)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	2.20% (Annually)	6/15/2024	USD	14,700,000	$ (471,715)	$ —	$ (471,715)
1-Day SOFR (Annually)	4.72% (Annually)	9/13/2024	USD	6,900,000	(49,346)	—	(49,346)
1-Day SOFR (Annually)	3.50% (Annually)	9/30/2024	USD	5,189,000	(97,276)	(36,591)	(60,685)
13.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	3,355,039	(19,492)	(36)	(19,456)
3.72% (Annually)	3-Month EURIBOR (Quarterly)	3/18/2025	EUR	9,080,000	6,348	11,335	(4,987)
1-Day SOFR (Annually)	3.50% (Annually)	4/19/2025	USD	230,000	(3,253)	723	(3,976)
6-Month WIBOR (Semiannually)	4.50% (Annually)	12/20/2025	PLN	4,960,000	4,110	7,109	(2,999)
7-Day CFETS Repo Rate (Quarterly)	2.00% (Quarterly)	12/20/2025	CNY	32,930,000	(11,623)	(10,148)	(1,475)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.75% (Semiannually)	12/20/2025	CAD	27,750,000	(442,449)	(388,142)	(54,307)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.85% (Upon termination)	1/2/2026	BRL	2,445,345	(1,289)	112	(1,401)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.50% (Annually)	8/2/2026	JPY	3,594,000,000	28,634	104,288	(75,654)
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(355,855)	(163,593)	(192,262)
1-Day SOFR (Annually)	2.15% (Annually)	6/15/2027	USD	14,700,000	(1,305,664)	—	(1,305,664)
2.87% (Annually)	1-Day SOFR (Annually)	7/22/2027	USD	1,700,000	(103,200)	—	(103,200)
1-Day SOFR (Annually)	2.85% (Annually)	8/29/2027	USD	3,200,000	(191,892)	—	(191,892)
1-Day SOFR (Annually)	3.35% (Annually)	10/6/2027	USD	69,720,000	(683,520)	227,172	(910,692)
1-Day SOFR (Annually)	4.18% (Annually)	2/29/2028	USD	38,232,000	(272,269)	29,387	(301,656)
4.00% (Annually)	1-Day SOFR (Annually)	2/29/2028	USD	25,311,000	(353,291)	(4,661)	(348,630)
1-Day SOFR (Annually)	3.40% (Annually)	4/4/2028	USD	6,000,000	(298,782)	—	(298,782)
1-Day ESTR (Annually)	2.67% (Annually)	4/22/2028	EUR	24,510,000	(155,827)	77,922	(233,749)
1-Day SOFR (Annually)	3.56% (Annually)	5/25/2028	USD	4,200,000	(172,989)	—	(172,989)
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	5,700,000	(196,252)	—	(196,252)
1-Day SOFR (Annually)	3.70% (Annually)	9/22/2028	USD	10,550,000	(43,739)	(4,728)	(39,011)
3.00% (Annually)	1-Day ESTR (Annually)	10/19/2028	EUR	10,250,000	(60,510)	31,874	(92,384)
1-Day SONIA (Annually)	4.75% (Annually)	12/20/2028	GBP	6,740,000	74,439	82,356	(7,917)
3-Month KWCDC (Quarterly)	3.50% (Quarterly)	12/20/2028	KRW	2,753,380,000	(28,301)	(15,423)	(12,878)
6-Month WIBOR (Semiannually)	4.25% (Annually)	12/20/2028	PLN	4,420,000	(9,449)	2,290	(11,739)
7-Day CFETS Repo Rate (Quarterly)	2.25% (Quarterly)	12/20/2028	CNY	29,030,000	(35,593)	(11,441)	(24,152)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.24% (Upon termination)	1/2/2029	BRL	29,522,574	(286,526)	—	(286,526)
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	(888,752)	68,837	(957,589)
1-Day SOFR (Annually)	3.08% (Annually)	3/28/2030	USD	4,500,000	(361,593)	—	(361,593)
1-Day SOFR (Annually)	3.98% (Annually)	7/31/2030	USD	19,000,000	(307,083)	19,705	(326,788)
1-Day SOFR (Annually)	3.52% (Annually)	6/9/2033	USD	14,000,000	(902,503)	—	(902,503)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.25% (Annually)	8/2/2033	JPY	1,542,270,000	(49,325)	33,170	(82,495)
1-Day SOFR (Annually)	3.50% (Annually)	12/20/2033	USD	13,630,000	(800,722)	(614,846)	(185,876)
3-Month JIBAR (Quarterly)	9.25% (Quarterly)	12/20/2033	ZAR	5,440,000	(13,102)	(5,489)	(7,613)
3-Month KWCDC (Quarterly)	3.50% (Quarterly)	12/20/2033	KRW	843,140,000	(16,992)	(7,091)	(9,901)
3-Month New Zealand BBR FRA (Quarterly)	4.75% (Semiannually)	12/20/2033	NZD	4,480,000	(86,581)	(3,194)	(83,387)
4.50% (Semiannually)	6-Month ASX BBSW (Semiannually)	12/20/2033	AUD	2,270,000	(31,873)	6,623	(38,496)
6-Month ASX BBSW (Semiannually)	4.75% (Semiannually)	12/20/2033	AUD	15,900,000	(139,707)	(44,582)	(95,125)
6-Month EURIBOR (Semiannually)	3.25% (Annually)	12/20/2033	EUR	2,420,000	(26,400)	(10,753)	(15,647)
6-Month WIBOR (Semiannually)	4.75% (Annually)	12/20/2033	PLN	2,340,000	(9,004)	4,861	(13,865)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SONIA (Annually)	4.50% (Annually)	3/20/2034	GBP	7,000,000	$ 141,387	$ 187,085	$ (45,698)
6-Month EURIBOR (Semiannually)	3.00% (Annually)	3/20/2034	EUR	21,650,000	(667,141)	(253,662)	(413,479)
6-Month EURIBOR (Semiannually)	3.00% (Annually)	5/15/2035	EUR	15,100,000	(279,987)	(7,379)	(272,608)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	33,960,000	(1,426,585)	(465,725)	(960,860)
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	18,290,000	(912,788)	(604,387)	(308,401)
1-Day SOFR (Annually)	3.39% (Annually)	5/10/2038	USD	31,380,000	(839,483)	(202,197)	(637,286)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	8/3/2038	JPY	1,099,000,000	(109,979)	(51,233)	(58,746)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	27,390,000	(1,063,893)	(641,932)	(421,961)
Subtotal Depreciation					$(14,751,338)	$(2,670,523)	$(12,080,815)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2023					$ 3,197,707	$ 1,622,261	$ 1,575,446
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 1.5%
510 Asset Backed Trust, Series 2021-NPL1, Class A1
(Step to 5.24% on 07/25/24), 2.24%, 06/25/61 144A STEP	$ 61,091	$ 57,197
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	206,404	177,257
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	327,017	316,082
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	154,167	144,712
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	59,336	56,391
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	80,000	76,014
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	105,000	99,481
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	98,555
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A
1.38%, 08/20/27 144A	770,000	680,396
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	110,000	99,290
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.03%, 07/25/36 144A †	580,165	500,612
Carvana Auto Receivables Trust, Series 2021-N3, Class C
1.02%, 06/12/28	13,690	12,594
Carvana Auto Receivables Trust, Series 2021-N4, Class C
1.72%, 09/11/28	7,472	7,073
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	50,000	47,579
Carvana Auto Receivables Trust, Series 2021-P3, Class C
1.93%, 10/12/27	60,000	51,396
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	21,584
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	91,592	78,355
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2
3.67%, 10/25/49 144A	48,250	41,865
	Par	Value
DT Auto Owner Trust, Series 2021-3A, Class D
1.31%, 05/17/27 144A	$165,000	$149,898
DT Auto Owner Trust, Series 2021-4A, Class D
1.99%, 09/15/27 144A	65,000	59,431
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	95,000	89,509
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	50,000	50,126
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.55%, 06/15/27	120,000	110,728
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	20,000	19,880
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	39,367
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	19,964
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	36,068
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	44,456
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	24,990
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 08/15/25	91,036	89,254
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	190,000	181,782
GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1
8.35%, 05/25/53 144A STEP	63,437	63,648
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	175,000	167,022
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D
1.42%, 04/15/27 144A	65,000	60,442
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D
1.48%, 07/15/27 144A	80,000	73,648
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D
2.48%, 10/15/27 144A	135,000	124,654
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	29,578

	Par	Value
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 04/21/25	$ 43,140	$ 42,376
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	71,167	63,634
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	61,502
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	511,414
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	1,040,000	818,169
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor, 12.50% Cap), 6.51%, 01/25/34†	154,568	152,440
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	80,476
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	17,483
PRPM LLC, Series 2021-1, Class A1
2.12%, 01/25/26 144A † γ	69,798	66,057
PRPM LLC, Series 2021-5, Class A1
(Step to 4.79% on 07/25/24), 1.79%, 06/25/26 144A STEP	74,188	68,780
PRPM LLC, Series 2022-5, Class A1
(Step to 0.28% on 04/25/25), 6.90%, 09/27/27 144A STEP	115,835	115,102
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.12%, 05/20/36 144A	13,489	13,055
SLM Student Loan Trust, Series 2003-10A, Class A4
(Floating, U.S. 90-Day Average SOFR + 0.93%), 6.15%, 12/17/68 144A †	471,866	468,168
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, U.S. 90-Day Average SOFR + 1.01%), 6.23%, 03/15/33 144A †	89,478	84,477
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 5.47%, 03/25/44†	87,248	83,952
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 6.18%, 01/15/53 144A †	71,870	70,787
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	172,488	149,733
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	77,776
	Par	Value
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	$ 94,841	$ 80,203
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	79,333	67,027
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	56,077	56,137
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	55,058	53,032
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	70,226	66,795
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 04/07/27	52,894	49,891
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	95,597	94,893
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	140,000	136,451
VCAT LLC, Series 2021-NPL5, Class A1
(Step to 4.87% on 09/25/24), 1.87%, 08/25/51 144A STEP	64,269	60,840
VCAT LLC, Series 2021-NPL6, Class A1
(Step to 4.92% on 10/25/24), 1.92%, 09/25/51 144A STEP	104,939	96,995
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 5.24% on 04/25/24), 2.24%, 04/25/51 144A STEP	64,284	60,174
Total Asset-Backed Securities (Cost $8,387,626)		7,768,697
CORPORATE BONDS — 17.9%
Air Lease Corporation
2.30%, 02/01/25	280,000	265,373
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ Δ ^	120,000	105,977
4.63%, 10/01/28Δ	50,000	46,353
3.00%, 02/01/30	30,000	24,700
3.13%, 12/01/30	25,000	20,377
Allied Universal Holdco LLC
6.00%, 06/01/29 144A Δ	270,000	201,695
Ally Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 05/15/26ρ ^	140,000	96,511
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 05/15/28ρ ^	125,000	78,587
2.20%, 11/02/28	50,000	39,542
8.00%, 11/01/31	175,000	176,838
Amazon.com, Inc.
0.45%, 05/12/24Δ	595,000	576,686
3.88%, 08/22/37	620,000	529,585

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.25%, 08/22/57	$ 190,000	$ 152,274
American Airlines, Inc.
5.50%, 04/20/26 144A	715,000	698,950
5.75%, 04/20/29 144A	750,000	698,156
American Express Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 3.55%, 09/15/26ρ ^	1,000,000	796,489
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33Δ ^	25,000	22,323
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	15,271
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	359,319
5.50%, 03/15/28	85,000	83,473
5.90%, 11/15/33	165,000	161,204
Amgen, Inc.
5.25%, 03/02/33	25,000	23,910
5.75%, 03/02/63Δ	55,000	50,784
Antares Holdings LP
3.75%, 07/15/27 144A	250,000	215,549
Apple, Inc.
0.50%, 11/15/31(E)	180,000	150,112
4.65%, 02/23/46	120,000	107,033
Aramark International Finance S.a.r.l.
3.13%, 04/01/25(E)	184,000	191,783
Ardagh Metal Packaging Finance U.S.A. LLC
3.00%, 09/01/29(E)	100,000	80,560
Ares Capital Corporation
2.88%, 06/15/28Δ	105,000	87,914
3.20%, 11/15/31Δ	135,000	103,428
Arrow Electronics, Inc.
2.95%, 02/15/32	30,000	23,476
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	200,000	190,081
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	626,384
2.90%, 12/04/26(U)	1,650,000	1,843,949
3.65%, 06/01/51	155,000	100,016
Athene Global Funding
1.72%, 01/07/25 144A	245,000	230,112
1.61%, 06/29/26 144A	110,000	96,187
AutoNation, Inc.
3.85%, 03/01/32Δ	25,000	20,343
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	133,545
Aviation Capital Group LLC
1.95%, 01/30/26 144A	80,000	71,967
6.25%, 04/15/28 144A	55,000	53,836
6.38%, 07/15/30 144A	105,000	101,769
Avnet, Inc.
5.50%, 06/01/32	130,000	119,690
Bank of America Corporation
1.38%, 03/26/25(E)	595,000	606,129
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 03/15/28ρ ^	900,000	817,571
	Par	Value
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	$ 215,000	$ 198,124
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	435,000	390,374
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	120,000	96,241
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	271,734
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	115,000	90,727
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	25,000	23,013
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	290,000	270,010
(Variable, U.S. SOFR + 1.84%), 5.87%, 09/15/34^	90,000	87,633
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,295,434
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51Δ ^	170,000	125,826
Barings BDC, Inc.
3.30%, 11/23/26	75,000	65,889
Belden, Inc.
3.38%, 07/15/27(E)	100,000	98,712
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	80,000	77,800
1.25%, 05/15/27 CONV Δ	235,000	233,966
Blackstone Secured Lending Fund
2.13%, 02/15/27	190,000	161,218
Block, Inc.
3.50%, 06/01/31Δ	65,000	51,136
Blue Owl Capital Corporation
4.25%, 01/15/26	265,000	248,088
2.88%, 06/11/28	105,000	86,439
Blue Owl Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	245,317
Boeing Co. (The)
4.88%, 05/01/25	690,000	678,256
3.75%, 02/01/50Δ	350,000	238,172
5.81%, 05/01/50	245,000	222,061
Booking Holdings, Inc.
0.50%, 03/08/28(E)	275,000	250,757
Braskem America Finance Co.
7.13%, 07/22/41	2,440,000	2,131,827
Brighthouse Financial, Inc.
5.63%, 05/15/30Δ	375,000	351,282
Brixmor Operating Partnership LP REIT
2.25%, 04/01/28	15,000	12,647
Broadcom, Inc.
4.15%, 11/15/30	60,000	53,169
2.45%, 02/15/31 144A	45,000	35,193
4.15%, 04/15/32 144A	35,000	30,394
2.60%, 02/15/33 144A	185,000	138,035
3.42%, 04/15/33 144A	75,000	60,019
3.47%, 04/15/34 144A	80,000	62,865
3.14%, 11/15/35 144A	80,000	58,354

	Par	Value
Carnival Corporation
5.75%, 03/01/27 144A	$ 80,000	$ 72,487
9.88%, 08/01/27 144A	50,000	52,234
4.00%, 08/01/28 144A	25,000	21,697
6.00%, 05/01/29 144A	45,000	38,437
7.00%, 08/15/29 144A	20,000	19,740
Caterpillar Financial Services Corporation
0.95%, 01/10/24	225,000	222,151
0.45%, 05/17/24	595,000	576,523
CCO Holdings LLC
4.50%, 08/15/30 144A	650,000	534,377
4.50%, 06/01/33 144A	1,170,000	896,500
4.25%, 01/15/34 144A	295,000	217,512
CDW LLC
2.67%, 12/01/26	25,000	22,575
4.25%, 04/01/28	40,000	36,506
3.28%, 12/01/28	20,000	17,274
3.25%, 02/15/29	55,000	46,951
3.57%, 12/01/31	270,000	222,669
Celanese U.S. Holdings LLC
6.33%, 07/15/29	35,000	34,337
6.38%, 07/15/32Δ	25,000	24,116
6.70%, 11/15/33	40,000	38,966
Centene Corporation
2.45%, 07/15/28	5,000	4,229
4.63%, 12/15/29	1,400,000	1,262,513
3.38%, 02/15/30	25,000	20,880
3.00%, 10/15/30	25,000	20,196
2.50%, 03/01/31Δ	245,000	188,500
2.63%, 08/01/31Δ	100,000	76,716
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	490,000	346,342
Charter Communications Operating LLC
2.80%, 04/01/31	255,000	198,989
2.30%, 02/01/32	235,000	171,366
4.40%, 04/01/33Δ	55,000	46,804
3.50%, 06/01/41	370,000	234,235
6.48%, 10/23/45	210,000	183,518
5.75%, 04/01/48	890,000	711,316
4.80%, 03/01/50	285,000	199,496
3.70%, 04/01/51	65,000	37,865
3.85%, 04/01/61	30,000	16,786
4.40%, 12/01/61	245,000	151,137
3.95%, 06/30/62	245,000	139,162
Cheniere Energy Partners LP
4.50%, 10/01/29Δ	20,000	18,132
4.00%, 03/01/31	185,000	158,360
3.25%, 01/31/32	35,000	27,857
5.95%, 06/30/33 144A	70,000	67,600
Cigna Group (The)
4.80%, 08/15/38	280,000	246,861
3.20%, 03/15/40	125,000	87,978
	Par	Value
3.40%, 03/15/50Δ	$ 260,000	$171,071
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 3.68%), 6.30%, 05/15/24ρ ^	690,000	673,302
(Variable, CME Term SOFR 3M + 1.16%), 3.35%, 04/24/25^	275,000	270,150
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ ^	100,000	95,539
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	150,000	139,905
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	155,000	140,304
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	165,000	138,253
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	155,000	129,363
CME Group, Inc.
5.30%, 09/15/43Δ	620,000	595,591
Comcast Corporation
2.94%, 11/01/56	1,026,000	583,590
2.99%, 11/01/63Δ	307,000	169,946
CommScope, Inc.
4.75%, 09/01/29 144A Δ	245,000	180,531
ConocoPhillips
6.50%, 02/01/39Δ	10,000	10,722
Continental Resources, Inc.
5.75%, 01/15/31 144A	475,000	446,441
2.88%, 04/01/32 144A	160,000	119,917
4.90%, 06/01/44	270,000	198,654
Corebridge Financial, Inc.
4.35%, 04/05/42	45,000	34,116
Corporate Office Properties LP REIT
2.75%, 04/15/31	20,000	15,039
Coty, Inc.
3.88%, 04/15/26(E)	100,000	103,434
Crown Castle, Inc. REIT
5.10%, 05/01/33	45,000	41,640
CSC Holdings LLC
4.13%, 12/01/30 144A Δ	200,000	141,744
4.63%, 12/01/30 144A	400,000	213,171
3.38%, 02/15/31 144A	200,000	136,494
CVS Health Corporation
1.75%, 08/21/30	30,000	23,101
4.13%, 04/01/40	80,000	62,234
5.05%, 03/25/48	255,000	212,058
4.25%, 04/01/50	210,000	155,582
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	19,074
3.25%, 02/15/32	135,000	109,060
6.75%, 09/15/37 144A	500,000	508,461
Dell International LLC
5.75%, 02/01/33Δ	25,000	24,308
8.10%, 07/15/36	122,000	136,565
8.35%, 07/15/46	31,000	36,270
Devon Energy Corporation
5.88%, 06/15/28	384,000	383,055

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	$ 275,000	$ 250,587
Diamondback Energy, Inc.
3.13%, 03/24/31	45,000	37,515
6.25%, 03/15/33	20,000	20,022
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	275,136
Dillard's, Inc.
7.75%, 07/15/26	450,000	455,277
Directv Financing LLC
5.88%, 08/15/27 144A Δ	1,370,000	1,213,066
Discovery Communications LLC
3.63%, 05/15/30Δ	100,000	84,687
DISH DBS Corporation
7.75%, 07/01/26Δ	1,545,000	1,161,168
5.75%, 12/01/28 144A	885,000	682,003
5.13%, 06/01/29	90,000	50,029
DISH Network Corporation
2.38%, 03/15/24 CONV	830,000	799,912
3.38%, 08/15/26 CONV	565,000	342,390
Dollar Tree, Inc.
2.65%, 12/01/31	30,000	23,262
DTE Energy Co.
3.40%, 06/15/29	117,000	103,344
Duke Energy Corporation
2.55%, 06/15/31	250,000	198,440
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	54,902
Electronic Arts, Inc.
1.85%, 02/15/31Δ	30,000	23,327
Elevance Health, Inc.
4.10%, 05/15/32	25,000	22,282
Encore Capital Group, Inc.
4.88%, 10/15/25(E)	100,000	103,230
Endeavor Energy Resources LP
5.75%, 01/30/28 144A Δ	230,000	222,170
Energy Transfer LP
4.50%, 11/01/23	500,000	499,256
7.60%, 02/01/24	220,000	220,403
5.75%, 02/15/33	155,000	149,165
EnLink Midstream LLC
6.50%, 09/01/30 144A	10,000	9,711
Entegris Escrow Corporation
4.75%, 04/15/29 144A Δ	185,000	166,484
Enterprise Products Operating LLC
5.35%, 01/31/33	20,000	19,569
5.10%, 02/15/45	600,000	531,721
4.80%, 02/01/49Δ	290,000	246,012
EOG Resources, Inc.
4.38%, 04/15/30Δ	100,000	94,318
EPR Properties REIT
3.60%, 11/15/31	295,000	218,949
EQT Corporation
6.13%, 02/01/25	12,000	11,970
3.13%, 05/15/26 144A	25,000	23,154
3.90%, 10/01/27	105,000	97,204
5.70%, 04/01/28	20,000	19,621
	Par	Value
5.00%, 01/15/29	$ 900,000	$ 846,855
7.00%, 02/01/30	105,000	108,141
3.63%, 05/15/31 144A Δ	105,000	88,933
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	579,748
Etsy, Inc.
0.13%, 09/01/27 CONV	5,000	4,025
0.25%, 06/15/28 CONV	50,000	38,150
Expedia Group, Inc.
3.25%, 02/15/30Δ	15,000	12,697
2.95%, 03/15/31Δ	490,000	395,168
Exxon Mobil Corporation
3.45%, 04/15/51	170,000	119,102
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	430,000	419,975
Fidelity National Information Services, Inc.
1.00%, 12/03/28(E)	300,000	269,812
Fiserv, Inc.
1.63%, 07/01/30(E)	290,000	257,467
5.63%, 08/21/33	215,000	208,404
Ford Motor Credit Co. LLC
3.02%, 03/06/24(E)	100,000	104,896
2.75%, 06/14/24(U)	1,360,000	1,606,403
3.82%, 11/02/27	400,000	356,603
2.90%, 02/10/29Δ	875,000	719,089
4.00%, 11/13/30	850,000	710,715
Freeport-McMoRan, Inc.
4.25%, 03/01/30Δ	10,000	8,848
4.63%, 08/01/30Δ	5,000	4,511
Gartner, Inc.
3.63%, 06/15/29 144A	10,000	8,565
GATX Corporation
5.45%, 09/15/33Δ	140,000	131,516
6.05%, 03/15/34	10,000	9,776
General Dynamics Corporation
4.25%, 04/01/40	190,000	161,580
4.25%, 04/01/50	460,000	378,543
General Motors Co.
5.60%, 10/15/32Δ	25,000	23,362
General Motors Financial Co., Inc.
5.25%, 03/01/26Δ	315,000	307,845
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 09/30/27ρ Δ ^	5,000	4,039
5.85%, 04/06/30Δ	5,000	4,793
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.00%), 5.70%, 09/30/30ρ Δ ^	10,000	8,584
3.10%, 01/12/32	50,000	38,715
6.40%, 01/09/33Δ	110,000	107,521
GEO Group, Inc. (The)
10.50%, 06/30/28	217,000	217,787
Georgia-Pacific LLC
8.88%, 05/15/31	305,000	361,160
Gilead Sciences, Inc.
4.00%, 09/01/36	670,000	571,244

	Par	Value
Glencore Funding LLC
6.13%, 10/06/28 144A	$190,000	$189,766
2.50%, 09/01/30 144A	55,000	43,519
6.38%, 10/06/30 144A	180,000	179,648
2.85%, 04/27/31 144A Δ	420,000	333,708
5.70%, 05/08/33 144A Δ	105,000	99,693
6.50%, 10/06/33 144A	340,000	339,769
Global Payments, Inc.
5.30%, 08/15/29	30,000	28,630
2.90%, 05/15/30	65,000	53,336
2.90%, 11/15/31Δ	65,000	51,054
5.40%, 08/15/32	65,000	60,988
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	88,445
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 6.44%, 10/30/23† ρ	40,000	32,885
Goldman Sachs Group, Inc. (The)
(Variable, CME Term SOFR 3M + 1.46%), 3.27%, 09/29/25^	150,000	145,392
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	322,205
(Variable, U.S. SOFR + 0.82%), 1.54%, 09/10/27^	65,000	56,935
0.25%, 01/26/28(E) Δ	428,000	382,728
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	175,000	161,366
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	275,000	260,376
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	240,000	218,044
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	190,000	148,493
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33Δ ^	25,000	20,001
6.75%, 10/01/37	180,000	182,436
(Variable, CME Term SOFR 3M + 1.63%), 4.02%, 10/31/38^	135,000	106,369
5.15%, 05/22/45	580,000	497,765
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 144A	680,000	681,819
HCA, Inc.
5.38%, 02/01/25	20,000	19,799
5.38%, 09/01/26	18,000	17,672
4.13%, 06/15/29	70,000	63,402
3.50%, 09/01/30	50,000	42,320
2.38%, 07/15/31	30,000	22,983
3.63%, 03/15/32	170,000	141,004
5.50%, 06/01/33Δ	290,000	274,468
5.25%, 06/15/49	140,000	115,190
Hercules LLC
6.50%, 06/30/29	130,000	120,147
Hess Midstream Operations LP
4.25%, 02/15/30 144A	30,000	25,332
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	75,000	60,536
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29 144A	60,000	52,118
	Par	Value
4.88%, 07/01/31 144A	$ 20,000	$ 16,325
HUB International, Ltd.
7.25%, 06/15/30 144A	95,000	94,930
Icahn Enterprises LP
4.75%, 09/15/24	5,000	4,820
5.25%, 05/15/27	15,000	13,202
4.38%, 02/01/29	280,000	224,227
iHeartCommunications, Inc.
5.25%, 08/15/27 144A	35,000	27,792
Ingersoll Rand, Inc.
5.70%, 08/14/33	15,000	14,484
Jabil, Inc.
1.70%, 04/15/26	85,000	76,391
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	140,000	139,689
JBS U.S.A. LUX SA
3.00%, 02/02/29	45,000	37,799
3.75%, 12/01/31Δ	50,000	40,095
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	344,361
6.50%, 01/20/43	260,000	251,250
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	150,000	132,519
JetBlue Airways Corporation
0.50%, 04/01/26 CONV	25,000	19,452
John Deere Capital Corporation
0.90%, 01/10/24	55,000	54,298
1.25%, 01/10/25Δ	85,000	80,588
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 1.56%), 4.32%, 04/26/28^	135,000	128,121
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	240,779
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31Δ ^	510,000	413,638
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	445,000	365,785
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	23,012
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 04/22/41^	115,000	80,005
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	285,823
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52Δ ^	1,880,000	1,222,900
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	39,153
6.95%, 01/15/38	50,000	51,520
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	607,650
Kronos International, Inc.
3.75%, 09/15/25(E)	100,000	95,530
L3Harris Technologies, Inc.
5.40%, 01/15/27	35,000	34,715
5.40%, 07/31/33	55,000	52,891
5.60%, 07/31/53	50,000	46,799
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A Δ	230,000	198,081

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Leidos, Inc.
2.30%, 02/15/31	$ 35,000	$ 26,937
5.75%, 03/15/33Δ	135,000	129,493
Lennar Corporation
4.75%, 11/29/27Δ	720,000	694,027
Lithia Motors, Inc.
3.88%, 06/01/29 144A Δ	165,000	139,243
Livongo Health, Inc.
0.88%, 06/01/25 CONV	35,000	32,158
Marathon Oil Corporation
6.80%, 03/15/32	20,000	20,317
Marathon Petroleum Corporation
4.70%, 05/01/25	80,000	78,371
Marriott International, Inc.
2.85%, 04/15/31	75,000	60,511
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A Δ	45,000	37,752
Marvell Technology, Inc.
2.45%, 04/15/28Δ	70,000	60,513
2.95%, 04/15/31	60,000	48,585
5.95%, 09/15/33	5,000	4,910
Masco Corporation
7.75%, 08/01/29	62,000	67,287
6.50%, 08/15/32	27,000	27,240
Matador Resources Co.
6.88%, 04/15/28 144A Δ	20,000	19,656
MBIA Insurance Corporation
16.83%, 01/15/33 144A #	215,000	6,987
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	359,971
4.20%, 04/01/50	300,000	233,190
Meta Platforms, Inc.
4.95%, 05/15/33Δ	175,000	167,808
Micron Technology, Inc.
6.75%, 11/01/29	185,000	188,088
2.70%, 04/15/32Δ	30,000	22,925
5.88%, 02/09/33	165,000	157,749
5.88%, 09/15/33	440,000	419,435
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	281,250	278,943
MMS U.S.A. Holdings, Inc.
1.75%, 06/13/31(E)	500,000	446,359
Molina Healthcare, Inc.
3.88%, 05/15/32 144A	60,000	48,195
Morgan Stanley
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	430,000	421,726
4.35%, 09/08/26	120,000	114,460
3.63%, 01/20/27	215,000	200,810
3.95%, 04/23/27	27,000	25,093
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	245,000	200,439
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	20,125
(Variable, SONIA Interest Rate + 2.25%), 5.79%, 11/18/33(U) Δ ^	820,000	971,361
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	105,000	97,556
	Par	Value
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	$100,000	$ 94,372
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	175,000	163,696
(Variable, U.S. SOFR + 4.84%), 5.60%, 03/24/51^	230,000	215,718
Motorola Solutions, Inc.
5.60%, 06/01/32	25,000	23,933
MPLX LP
5.00%, 03/01/33	25,000	22,797
4.70%, 04/15/48	85,000	64,513
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	590,712
Navient Corporation
6.75%, 06/15/26Δ	125,000	121,037
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	60,086
1.13%, 02/15/27 CONV	95,000	79,087
5.88%, 02/15/27 144A	65,000	61,874
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	22,092
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	103,646
5.88%, 11/15/28	90,000	90,734
6.38%, 05/15/29	135,000	139,537
5.38%, 11/15/29 144A	10,000	9,770
3.63%, 06/15/30(E)	100,000	100,613
4.88%, 06/15/30 144A Δ	145,000	137,462
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	206,151
Nordson Corporation
5.60%, 09/15/28	15,000	14,866
5.80%, 09/15/33	25,000	24,439
NVIDIA Corporation
3.70%, 04/01/60Δ	280,000	205,367
Occidental Petroleum Corporation
3.50%, 08/15/29Δ	280,000	238,457
8.88%, 07/15/30	10,000	11,253
6.13%, 01/01/31	5,000	4,933
7.88%, 09/15/31	10,000	10,831
Olympus Water U.S. Holding Corporation
9.63%, 11/15/28(E)	100,000	105,856
OneMain Finance Corporation
6.88%, 03/15/25Δ	125,000	124,128
3.50%, 01/15/27	10,000	8,573
5.38%, 11/15/29Δ	20,000	16,774
4.00%, 09/15/30	10,000	7,516
Open Text Holdings, Inc.
4.13%, 02/15/30 144A Δ	300,000	251,307
Oracle Corporation
6.15%, 11/09/29	65,000	66,017
2.95%, 04/01/30	25,000	21,047
4.00%, 07/15/46	175,000	123,594
3.95%, 03/25/51	150,000	102,934
5.55%, 02/06/53	80,000	70,151

	Par	Value
Organon & Co.
2.88%, 04/30/28(E) Δ	$ 150,000	$ 136,921
Ovintiv, Inc.
8.13%, 09/15/30	15,000	16,331
7.20%, 11/01/31	5,000	5,156
7.38%, 11/01/31	10,000	10,489
6.50%, 08/15/34Δ	120,000	118,308
6.63%, 08/15/37	30,000	28,892
6.50%, 02/01/38	5,000	4,792
Owens Corning
7.00%, 12/01/36	523,000	553,617
Pacific Gas and Electric Co.
4.55%, 07/01/30	25,000	22,112
3.25%, 06/01/31	160,000	127,302
3.30%, 08/01/40	95,000	60,943
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	359,715
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	29,238
3.50%, 03/01/32	145,000	112,295
PLT VII Finance S.a.r.l.
4.63%, 01/05/26(E)	100,000	102,619
PPL Capital Funding, Inc.
2.88%, 03/15/28 144A CONV	140,000	128,100
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	95,355
Radiology Partners, Inc.
9.25%, 02/01/28 144A	440,000	174,458
Rand Parent LLC
8.50%, 02/15/30 144A Δ	15,000	13,894
Range Resources Corporation
4.75%, 02/15/30 144A Δ	840,000	746,529
Rocket Mortgage LLC
2.88%, 10/15/26 144A	370,000	326,190
3.63%, 03/01/29 144A	15,000	12,417
3.63%, 03/01/29	130,000	107,613
3.88%, 03/01/31 144A	325,000	259,573
4.00%, 10/15/33 144A	165,000	124,830
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	9,179
5.50%, 04/01/28 144A	130,000	119,319
S&P Global, Inc.
5.25%, 09/15/33 144A	50,000	48,764
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	1,470,000	1,153,718
SBA Communications Corporation REIT
3.13%, 02/01/29Δ	155,000	129,429
Seagate HDD Cayman
4.09%, 06/01/29	5,000	4,318
9.63%, 12/01/32 144A	7,650	8,250
Sensata Technologies, Inc.
4.38%, 02/15/30 144A Δ	720,000	622,480
Snap, Inc.
0.00%, 05/01/27 CONV »	65,000	48,490
Southern Co. (The)
5.70%, 03/15/34Δ	65,000	63,728
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	$120,000	$111,298
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	250,000	209,437
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	29,431
Southwest Airlines Co.
1.25%, 05/01/25 CONV Δ	145,000	144,456
Southwestern Energy Co.
4.75%, 02/01/32Δ	765,000	657,417
Spectrum Brands, Inc.
5.00%, 10/01/29 144A Δ	90,000	81,656
Splunk, Inc.
1.13%, 06/15/27 CONV	60,000	56,910
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	65,000	55,486
Sprint Capital Corporation
8.75%, 03/15/32	715,000	827,774
Starbucks Corporation
3.00%, 02/14/32	25,000	20,699
Steel Dynamics, Inc.
3.25%, 01/15/31	25,000	21,184
Stewart Information Services Corporation
3.60%, 11/15/31Δ	135,000	99,459
Synchrony Financial
2.88%, 10/28/31	185,000	131,241
Sysco Corporation
6.60%, 04/01/50	117,000	120,901
Tapestry, Inc.
3.05%, 03/15/32	30,000	21,997
Targa Resources Corporation
5.20%, 07/01/27	5,000	4,902
6.13%, 03/15/33	65,000	63,772
Targa Resources Partners LP
5.50%, 03/01/30	285,000	267,081
4.88%, 02/01/31	10,000	8,968
4.00%, 01/15/32	60,000	50,554
TD SYNNEX Corporation
1.75%, 08/09/26Δ	135,000	118,716
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	275,000	220,522
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	340,000	284,246
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36Δ	75,000	66,604
Textron, Inc.
2.45%, 03/15/31Δ	25,000	19,883
Time Warner Cable LLC
5.50%, 09/01/41	35,000	27,402
4.50%, 09/15/42	55,000	38,139
T-Mobile U.S.A., Inc.
2.40%, 03/15/29	25,000	21,058
3.88%, 04/15/30	675,000	598,286
2.70%, 03/15/32	515,000	403,049

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.75%, 01/15/34	$ 25,000	$ 24,397
4.50%, 04/15/50	235,000	180,329
Toyota Motor Credit Corporation
0.50%, 06/18/24Δ	595,000	573,867
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30Δ	320,000	274,823
4.45%, 08/01/42	750,000	593,276
TransDigm, Inc.
6.25%, 03/15/26 144A	50,000	49,173
6.75%, 08/15/28 144A Δ	35,000	34,501
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	9,738
6.00%, 04/01/27	10,000	9,523
4.50%, 12/01/29 144A Δ	110,000	92,401
4.63%, 03/01/30 144A	70,000	58,991
Travelers Cos., Inc. (The)
5.45%, 05/25/53Δ	35,000	33,446
Trimble, Inc.
6.10%, 03/15/33Δ	130,000	127,458
TriNet Group, Inc.
3.50%, 03/01/29 144A	35,000	29,513
Truist Financial Corporation
(Variable, U.S. SOFR + 2.36%), 5.87%, 06/08/34^	245,000	230,773
Uber Technologies, Inc.
0.00%, 12/15/25 CONV »	155,000	145,377
8.00%, 11/01/26 144A	15,000	15,192
7.50%, 09/15/27 144A	305,000	307,861
6.25%, 01/15/28 144A	120,000	117,472
4.50%, 08/15/29 144A	345,000	309,027
UGI International LLC
2.50%, 12/01/29(E)	100,000	87,682
United Rentals North America, Inc.
5.25%, 01/15/30Δ	410,000	379,753
3.88%, 02/15/31Δ	1,290,000	1,074,725
Unity Software, Inc.
0.00%, 11/15/26 CONV »	105,000	83,632
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	399,420
Veralto Corporation
5.45%, 09/18/33 144A	145,000	140,343
Verisk Analytics, Inc.
5.75%, 04/01/33	90,000	89,590
Verizon Communications, Inc.
1.13%, 11/03/28(U) Δ	290,000	284,283
1.88%, 10/26/29(E)	410,000	381,478
2.36%, 03/15/32	485,000	370,174
0.75%, 03/22/32(E) Δ	185,000	147,112
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	90,000	82,236
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	815,449
VMware, Inc.
2.20%, 08/15/31	140,000	105,705
	Par	Value
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	$ 280,000	$ 254,953
Warnermedia Holdings, Inc.
4.05%, 03/15/29Δ	40,000	35,658
4.28%, 03/15/32Δ	230,000	195,365
5.14%, 03/15/52	190,000	141,291
Wells Fargo & Co.
5.88%, 06/15/25ρ Δ ^	170,000	167,124
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	190,000	153,682
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	1,380,000	1,290,699
(Variable, U.S. SOFR + 2.53%), 3.07%, 04/30/41^	220,000	147,942
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	840,000	706,614
Western Digital Corporation
4.75%, 02/15/26	95,000	90,609
2.85%, 02/01/29	65,000	52,247
Western Midstream Operating LP
3.10%, 02/01/25	850,000	814,075
6.35%, 01/15/29	65,000	65,194
4.05%, 02/01/30	20,000	17,504
6.15%, 04/01/33	15,000	14,484
5.45%, 04/01/44	10,000	8,073
5.30%, 03/01/48	50,000	39,088
5.50%, 08/15/48	835,000	664,796
5.25%, 02/01/50	25,000	19,504
WestRock MWV LLC
8.20%, 01/15/30	75,000	82,680
7.95%, 02/15/31	25,000	27,429
Weyerhaeuser Co. REIT
6.95%, 10/01/27	30,000	31,405
6.88%, 12/15/33	250,000	259,920
Williams Cos., Inc. (The)
7.50%, 01/15/31	40,000	42,619
4.65%, 08/15/32	25,000	22,755
5.75%, 06/24/44	320,000	290,533
WMG Acquisition Corporation
2.25%, 08/15/31(E)	100,000	82,451
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	169,381
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	146,910
Total Corporate Bonds (Cost $111,640,601)		96,396,611
FOREIGN BONDS — 43.3%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	95,559
Angola — 0.0%
Angolan Government International Bond
9.38%, 05/08/48	200,000	148,060

	Par	Value
Argentina — 0.3%
Argentine Republic Government International Bond
1.00%, 07/09/29	$ 136,957	$ 38,348
(Step to 1.75% on 07/09/27), 0.75%, 07/09/30 STEP	828,157	237,542
(Step to 3.63% on 07/09/23), 3.63%, 07/09/35 STEP	1,625,941	405,112
Provincia de Buenos Aires
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 144A STEP	623,391	206,530
YPF SA
8.50%, 07/28/25 144A	780,000	697,818
		1,585,350
Australia — 0.5%
Australia Government Bond
3.00%, 11/21/33(A)	518,000	293,086
1.75%, 06/21/51(A)	2,000,000	680,865
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A	100,000	82,408
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	1,842,000	1,147,908
4.50%, 08/22/35(A) 144A	414,000	250,505
		2,454,772
Austria — 0.4%
Benteler International AG
9.38%, 05/15/28(E)	100,000	107,505
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	50,000	43,476
Suzano Austria GmbH
5.00%, 01/15/30	730,000	667,621
3.75%, 01/15/31	1,450,000	1,193,112
		2,011,714
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	202,298
Belgium — 0.1%
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	432,798
Kingdom of Belgium Government Bond
3.00%, 06/22/33(E) 144A	27,000	27,443
1.45%, 06/22/37(E) 144A	33,774	27,184
0.40%, 06/22/40(E) 144A	40,594	24,990
3.75%, 06/22/45(E)	18,000	18,669
3.30%, 06/22/54(E) 144A	36,000	33,552
		564,636
Brazil — 1.0%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	100,000	97,357
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/25(B)	17,030,000	3,354,276
	Par	Value
10.00%, 01/01/27(B)	$ 9,227,000	$1,794,191
10.00%, 01/01/29(B)	1,353,000	255,814
Brazilian Government International Bond
5.63%, 01/07/41	100,000	83,874
		5,585,512
Canada — 1.4%
Bausch Health Cos., Inc.
5.00%, 01/30/28 144A	20,000	8,175
4.88%, 06/01/28 144A	120,000	68,445
5.00%, 02/15/29 144A	5,000	1,923
6.25%, 02/15/29 144A	5,000	1,982
5.25%, 01/30/30 144A	25,000	9,423
5.25%, 02/15/31 144A	60,000	23,112
Canadian Government Bond
3.50%, 03/01/28(C)	3,071,000	2,187,560
2.75%, 06/01/33(C)	3,403,000	2,251,141
Clarios Global LP
4.38%, 05/15/26(E) Δ	151,000	153,815
Enbridge, Inc.
5.70%, 03/08/33	170,000	162,959
First Quantum Minerals, Ltd.
7.50%, 04/01/25 144A	550,000	549,648
6.88%, 10/15/27 144A	200,000	192,141
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	314,442
MEG Energy Corporation
7.13%, 02/01/27 144A	1,310,000	1,329,232
Open Text Corporation
6.90%, 12/01/27 144A	40,000	40,127
3.88%, 02/15/28 144A	190,000	166,160
Rogers Communications, Inc.
3.80%, 03/15/32	136,000	113,074
		7,573,359
Chile — 0.0%
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	200,000	125,595
China — 4.2%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	639,416
China Government Bond
2.20%, 07/27/25(Y)	29,500,000	4,022,290
3.85%, 12/12/26(Y)	18,000,000	2,562,432
3.48%, 06/29/27(Y)	33,000,000	4,645,495
4.15%, 12/04/27(Y)	13,000,000	1,883,229
4.29%, 05/22/29(Y)	16,500,000	2,437,058
3.60%, 05/21/30(Y)	7,000,000	1,005,922
2.62%, 06/25/30(Y)	15,640,000	2,133,758
2.88%, 02/25/33(Y)	13,620,000	1,890,179
3.95%, 06/29/43(Y)	4,000,000	594,222
4.10%, 05/21/45(Y)	1,000,000	152,205
Park Aerospace Holdings, Ltd.
5.50%, 02/15/24 144A	830,000	826,006

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Times China Holdings, Ltd.
6.75%, 07/08/25#	$ 200,000	$ 7,000
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	34,898
		22,834,110
Colombia — 0.7%
Colombia Government International Bond
3.88%, 04/25/27	200,000	182,578
3.00%, 01/30/30	315,000	242,427
6.13%, 01/18/41	100,000	78,656
5.63%, 02/26/44	3,170,000	2,277,814
Ecopetrol SA
8.88%, 01/13/33	690,000	674,521
		3,455,996
Czech Republic — 0.2%
Czech Republic Government Bond
4.90%, 04/14/34(ZE)	23,150,000	1,014,326
Dominican Republic — 0.2%
Dominican Republic International Bond
5.95%, 01/25/27	100,000	96,929
4.88%, 09/23/32 144A	990,000	806,686
6.00%, 02/22/33Δ	150,000	132,826
6.85%, 01/27/45	100,000	85,392
		1,121,833
Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30»	19,073	5,733
(Step to 6.00% on 07/31/23), 6.00%, 07/31/30 STEP	45,243	23,216
(Step to 3.50% on 07/31/23), 3.50%, 07/31/35 STEP	248,031	92,841
(Step to 2.50% on 07/31/23), 2.50%, 07/31/40 STEP	64,317	21,304
		143,094
Egypt — 0.2%
Egypt Government International Bond
6.38%, 04/11/31(E)	1,200,000	709,850
7.90%, 02/21/48	200,000	103,050
		812,900
El Salvador — 0.0%
El Salvador Government International Bond
7.65%, 06/15/35	97,000	68,925
France — 2.1%
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ ^	100,000	100,584
Altice France SA
2.13%, 02/15/25(E)	1,220,000	1,219,066
3.38%, 01/15/28(E)	100,000	78,848
	Par	Value
4.13%, 01/15/29(E)	$ 100,000	$ 77,725
Banijay Group SAS
6.50%, 03/01/26(E)	100,000	104,775
Banque Federative du Credit Mutuel SA
1.25%, 06/03/30(E)	400,000	342,110
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ Δ ^	740,000	725,559
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	299,828
(Variable, USD SOFR ICE Swap Rate 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	275,649
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 08/16/29 144A ρ ^	860,000	818,517
(Variable, 0.83% - Euribor 3M), 0.50%, 01/19/30(E) ^	300,000	255,578
BPCE SA
0.25%, 01/14/31(E)	500,000	399,041
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	531,701
Constellium SE
4.25%, 02/15/26(E)	185,000	191,536
Credit Agricole SA
(Variable, ICE SWAP Rate GBP SONIA 5Y + 4.81%), 7.50%, 06/23/26(U) ρ ^	1,590,000	1,833,261
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ Δ ^	600,000	679,038
Emeria SASU
3.38%, 03/31/28(E)	152,000	129,089
Forvia SE
2.38%, 06/15/27(E) Δ	165,000	153,686
French Republic Government Bond OAT
1.50%, 05/25/31(E)	22,499	21,076
0.00%, 11/25/31(E)	52,000	42,355
1.25%, 05/25/34(E)	48,500	41,329
1.25%, 05/25/38(E)	47,650	36,702
0.75%, 05/25/52(E)	9,396	4,695
1.75%, 05/25/66(E) 144A	12,350	7,593
Goldstory SAS
5.38%, 03/01/26(E) Δ	820,000	844,874
Iliad Holding SASU
5.63%, 10/15/28(E) Δ	200,000	197,311
Kapla Holding SAS
3.38%, 12/15/26(E)	100,000	95,030
(Floating, Euribor 3M + 5.50%), 9.16%, 07/15/27(E) 144A †	330,000	355,814
Loxam SAS
5.75%, 07/15/27(E)	200,000	197,089
Matterhorn Telecom SA
4.00%, 11/15/27(E)	140,000	138,487

	Par	Value
Orange SA
0.50%, 09/04/32(E)	$ 400,000	$ 316,564
Paprec Holding SA
4.00%, 03/31/25(E)	100,000	104,114
Picard Groupe SAS
3.88%, 07/01/26(E) Δ	100,000	98,330
SNF Group SACA
2.63%, 02/01/29(E)	100,000	93,405
Suez SACA
2.88%, 05/24/34(E)	200,000	180,325
Valeo SE
5.38%, 05/28/27(E)	100,000	105,874
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ Δ ^	200,000	192,279
		11,288,837
Germany — 7.7%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	3,200,000	2,280,337
APCOA Parking Holdings GmbH
4.63%, 01/15/27(E) 144A	100,000	96,619
4.63%, 01/15/27(E)	710,000	685,994
Aroundtown SA
0.38%, 04/15/27(E)	200,000	160,971
Bundesobligation
1.30%, 10/15/27(E)	368,000	367,254
2.20%, 04/13/28(E)	127,459	131,505
2.40%, 10/19/28(E)	478,000	496,768
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	3,140,000	3,249,131
0.50%, 02/15/26(E)	76,324	76,074
0.50%, 02/15/28(E)	183,500	176,294
0.00%, 02/15/31(E) Δ	17,140,000	14,874,443
0.00%, 08/15/31(E)	66,000	56,508
1.70%, 08/15/32(E)	13,363,706	12,958,422
1.00%, 05/15/38(E)	661,000	536,003
3.25%, 07/04/42(E)	162,000	176,692
0.00%, 08/15/52(E)	31,700	14,471
Bundesschatzanweisungen
2.50%, 03/13/25(E)	1,070,000	1,117,264
2.80%, 06/12/25(E)	1,334,000	1,398,878
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(E)	100,000	96,692
Deutsche Bank AG
(Variable, U.S. SOFR + 2.76%), 3.73%, 01/14/32^	201,000	149,734
Deutsche Lufthansa AG
3.00%, 05/29/26(E)	100,000	99,354
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	156,668
	Par	Value
IHO Verwaltungs GmbH
3.88%, 05/15/27(E) 1	$ 215,000	$ 206,128
Infineon Technologies AG
(Variable, 4.00% - EUR Swap Rate 5Y), 3.63%, 01/01/28(E) ρ ^	100,000	97,359
Kreditanstalt fuer Wiederaufbau
0.38%, 03/09/26(E)	21,000	20,651
0.00%, 06/15/26(E)	77,000	74,334
0.01%, 05/05/27(E)	22,000	20,674
1.25%, 06/30/27(E)	29,000	28,411
0.75%, 06/28/28(E)	61,000	57,302
0.75%, 01/15/29(E)	43,000	39,844
0.00%, 09/15/31(E)	33,000	26,874
Schaeffler AG
3.38%, 10/12/28(E) Δ	100,000	95,733
State of North Rhine-Westphalia Germany
1.65%, 02/22/38(E)	11,000	9,083
Techem Verwaltungsgesellschaft 675 mbH
2.00%, 07/15/25(E)	300,000	307,009
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	335,985
(Floating, Euribor 3M + 4.75%), 8.41%, 07/15/27(E) †	165,000	174,612
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	120,000	120,223
Vonovia SE
0.25%, 09/01/28(E)	400,000	337,699
WEPA Hygieneprodukte GmbH
2.88%, 12/15/27(E)	108,000	100,443
		41,408,440
Ghana — 0.0%
Ghana Government International Bond
7.63%, 05/16/29	200,000	89,154
7.88%, 02/11/35	200,000	89,805
		178,959
Guatemala — 0.1%
Guatemala Government Bond
6.60%, 06/13/36	200,000	192,234
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	456,867
		649,101
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24#	200,000	7,910
Hungary — 0.1%
Hungary Government Bond
4.75%, 11/24/32(ZG)	242,600,000	546,927

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Hungary Government International Bond
1.75%, 06/05/35(E)	$ 19,000	$ 13,559
		560,486
Indonesia — 2.3%
Indonesia Government International Bond
1.40%, 10/30/31(E)	220,000	182,159
8.50%, 10/12/35Δ	100,000	122,757
5.25%, 01/17/42 144A	1,940,000	1,819,362
5.25%, 01/17/42	370,000	346,992
Indonesia Treasury Bond
7.00%, 05/15/27(I)	51,272,000,000	3,367,796
6.38%, 08/15/28(I)	2,062,000,000	132,696
8.25%, 05/15/29(I)	76,029,000,000	5,297,433
6.38%, 04/15/32(I)	8,635,000,000	545,583
7.00%, 02/15/33(I)	8,096,000,000	528,275
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28	200,000	195,383
		12,538,436
Ireland — 0.3%
AerCap Ireland Capital DAC
1.75%, 01/30/26	240,000	216,711
5.75%, 06/06/28	150,000	146,658
3.30%, 01/30/32	660,000	524,915
Ardagh Packaging Finance PLC
5.25%, 08/15/27 144A Δ	300,000	250,746
eircom Finance DAC
2.63%, 02/15/27(E)	100,000	94,169
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	17,244
0.55%, 04/22/41(E)	36,000	22,991
3.00%, 10/18/43(E)	12,000	11,656
Motion Bondco DAC
4.50%, 11/15/27(E)	100,000	92,325
		1,377,415
Israel — 0.0%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	58,495
5.88%, 03/30/31 144A	90,000	78,347
		136,842
Italy — 1.8%
Cromwell Ereit Lux Finco S.a.r.l. REIT
2.13%, 11/19/25(E)	347,000	323,943
Fiber Bidco SpA
(Floating, Euribor 3M + 6.00%), 9.96%, 10/25/27(E) †	100,000	106,782
Guala Closures SpA
3.25%, 06/15/28(E)	100,000	91,918
International Design Group SpA
(Floating, Euribor 3M + 4.25%), 8.03%, 05/15/26(E) 144A †	250,000	264,510
Italy Buoni Poliennali Del Tesoro
1.75%, 05/30/24(E)	80,000	83,354
	Par	Value
3.40%, 03/28/25(E)	$ 137,000	$ 143,599
1.40%, 05/26/25(E) 144A	28,000	29,326
1.20%, 08/15/25(E)	142,000	142,781
0.00%, 04/01/26(E)	163,000	156,392
1.60%, 06/01/26(E)	86,000	85,651
0.00%, 08/01/26(E)	26,000	24,618
2.05%, 08/01/27(E)	4,240,000	4,175,960
1.35%, 04/01/30(E)	290,000	255,394
0.90%, 04/01/31(E)	14,000	11,503
0.60%, 08/01/31(E) 144A	1,301,000	1,028,368
2.50%, 12/01/32(E) Δ	399,000	356,996
Mooney Group SpA
(Floating, Euribor 3M + 3.88%), 7.74%, 12/17/26(E) †	100,000	105,540
Multiversity SRL
(Floating, Euribor 3M + 4.25%), 7.96%, 10/30/28(E) †	100,000	105,791
Telecom Italia Capital SA
6.38%, 11/15/33	105,000	91,145
Telecom Italia SpA
3.63%, 05/25/26(E)	155,000	156,397
2.38%, 10/12/27(E) Δ	1,400,000	1,291,453
7.88%, 07/31/28(E)	100,000	109,766
UniCredit SpA
(Variable, 2.55% - Euribor 3M), 2.20%, 07/22/27(E) ^	300,000	293,750
		9,434,937
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	510,000	452,683
5.88%, 10/17/31(E)	200,000	175,112
4.88%, 01/30/32(E) 144A	340,000	274,542
5.75%, 12/31/32 144A STEP	277,803	248,533
		1,150,870
Japan — 0.4%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	117,794
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	140,000,000	925,445
0.50%, 03/20/33(J)	60,150,000	393,833
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	30,000,000	164,076
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26Δ	280,000	267,672
SoftBank Group Corporation
4.63%, 07/06/28	200,000	174,500
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200,000	198,059
		2,241,379
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	100,000	107,357
Adient Global Holdings, Ltd.
3.50%, 08/15/24(E)	29,891	31,101

	Par	Value
Aptiv PLC
3.25%, 03/01/32Δ	$ 25,000	$ 20,505
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	116,671
Rossini S.a.r.l.
(Floating, Euribor 3M + 3.88%), 7.59%, 10/30/25(E) †	100,000	105,807
TVL Finance PLC
10.25%, 04/28/28(U)	100,000	122,881
		504,322
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	455,746
5.38%, 04/24/30	300,000	273,447
QazaqGaz NC JSC
4.38%, 09/26/27 144A Δ	630,000	581,849
		1,311,042
Lithuania — 0.0%
Lithuania Government International Bond
3.88%, 06/14/33(E)	40,000	41,266
Luxembourg — 0.4%
Altice Financing SA
2.25%, 01/15/25(E) Δ	1,180,000	1,230,048
4.25%, 08/15/29(E)	145,000	128,390
ArcelorMittal SA
6.80%, 11/29/32Δ	180,000	178,951
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	628,103
SES SA
(Variable, 3.19% - EUR Swap Rate 5Y), 2.88%, 05/27/26(E) ρ ^	150,000	139,397
		2,304,889
Mexico — 3.4%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	1,002,797
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	570,419
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	542,940
Cemex SAB de CV
3.88%, 07/11/31 144A Δ	400,000	335,332
Mexican Bonos
7.50%, 06/03/27(M)	151,900,000	7,963,910
7.75%, 05/29/31(M)	46,100,000	2,331,386
7.50%, 05/26/33(M)	6,710,500	327,302
	Par	Value
7.75%, 11/13/42(M)	$76,750,000	$ 3,549,591
Mexico Government International Bond
3.63%, 04/09/29(E)	100,000	100,899
2.88%, 04/08/39(E)	700,000	528,562
5.75%, 10/12/10«	130,000	103,713
Orbia Advance Corporation SAB de CV
5.88%, 09/17/44 144A	1,100,000	907,236
Petroleos Mexicanos
4.75%, 02/26/29(E)	100,000	80,164
7.69%, 01/23/50	210,000	135,095
		18,479,346
Mongolia — 0.0%
Mongolia Government International Bond
8.75%, 03/09/24	200,000	201,501
Morocco — 0.1%
OCP SA
5.63%, 04/25/24 144A	350,000	348,595
4.50%, 10/22/25 144A	320,000	308,728
		657,323
Netherlands — 2.5%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	200,000	193,811
Ashland Services BV
2.00%, 01/30/28(E)	100,000	89,869
Braskem Netherlands Finance BV
8.50%, 01/12/31 144A	200,000	198,440
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ ^	1,000,000	881,324
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A Δ ^	250,000	229,943
5.75%, 12/01/43	630,000	582,081
Dufry One BV
2.00%, 02/15/27(E) Δ	200,000	187,149
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	195,097
EnBW International Finance BV
0.13%, 03/01/28(E)	410,000	376,040
Enel Finance International NV
6.80%, 10/14/25 144A	1,630,000	1,649,580
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E)	100,000	84,939
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31(U) 144A	140,000	174,861
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	250,000	193,502
1.63%, 10/13/31(E)	100,000	66,635

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
ING Groep NV
(Variable, Euribor 3M + 1.15%), 1.75%, 02/16/31(E) ^	$ 300,000	$ 267,080
IPD 3 BV
8.00%, 06/15/28(E) 144A	500,000	534,757
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ ^	131,000	140,525
Netherlands Government Bond
0.25%, 07/15/25(E) 144A	1,167,000	1,170,682
Petrobras Global Finance BV
6.25%, 03/17/24	780,000	779,237
6.88%, 01/20/40	80,000	76,087
6.90%, 03/19/49Δ	880,000	812,749
Prosus NV
3.83%, 02/08/51	1,020,000	563,982
Q-Park Holding I BV
1.50%, 03/01/25(E)	100,000	102,775
Telefonica Europe BV
(Variable, EUR Swap Rate 8Y + 2.97%), 3.88%, 06/22/26(E) ρ Δ ^	400,000	393,561
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(E)	100,000	90,572
4.38%, 05/09/30(E)	100,000	90,582
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	45,000	40,145
4.75%, 05/09/27	200,000	183,757
4.10%, 10/01/46	200,000	125,445
TMNL Holding BV
3.75%, 01/15/29(E) 144A	480,000	437,737
3.75%, 01/15/29(E)	100,000	91,195
Trivium Packaging Finance BV
3.75%, 08/15/26(E) Δ	100,000	98,049
United Group BV
3.13%, 02/15/26(E)	100,000	96,923
5.25%, 02/01/30(E) 144A	500,000	437,501
UPC Holding BV
5.50%, 01/15/28 144A	310,000	275,466
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	100,000	91,642
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	174,975
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,077,669
ZF Europe Finance BV
3.00%, 10/23/29(E)	300,000	266,232
Ziggo Bond Co. BV
3.38%, 02/28/30(E)	150,000	117,203
		13,639,799
New Zealand — 1.0%
New Zealand Government Bond
3.50%, 04/14/33(Z)	10,559,000	5,479,483
	Par	Value
Nigeria — 0.2%
Nigeria Government International Bond
7.14%, 02/23/30 144A	$ 440,000	$ 348,140
7.63%, 11/28/47 144A	940,000	628,871
		977,011
Norway — 0.2%
Adevinta ASA
3.00%, 11/15/27(E) 144A	540,000	558,864
Aker BP ASA
3.75%, 01/15/30 144A	150,000	129,038
4.00%, 01/15/31 144A	150,000	128,952
		816,854
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	184,429
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	200,000	194,306
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	176,311
Peru — 0.1%
Peruvian Government International Bond
1.95%, 11/17/36(E)	100,000	72,736
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	454,029
Volcan Cia Minera SAA, Class B
4.38%, 02/11/26 144A	20,000	11,445
		538,210
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	67,361
Poland — 1.4%
Canpack SA
2.38%, 11/01/27(E)	100,000	91,276
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,111,128
7.50%, 07/25/28(P)	2,394,000	599,657
1.75%, 04/25/32(P)	27,420,000	4,584,509
6.00%, 10/25/33(P) Δ	5,671,000	1,308,997
		7,695,567
Portugal — 0.3%
EDP - Energias de Portugal SA
(Variable, EUR Swap Rate 5Y + 3.18%), 5.94%, 04/23/83(E) Δ ^	100,000	104,866
Portugal Obrigacoes do Tesouro OT
1.65%, 07/16/32(E) 144A	1,432,500	1,298,717
		1,403,583

	Par	Value
Qatar — 0.0%
Qatar Government International Bond
4.82%, 03/14/49	$ 200,000	$ 174,007
Romania — 0.3%
RCS & RDS SA
3.25%, 02/05/28(E)	100,000	87,355
Romanian Government International Bond
6.63%, 09/27/29(E)	70,000	76,227
3.62%, 05/26/30(E)	84,000	76,602
1.75%, 07/13/30(E)	41,000	32,901
2.00%, 04/14/33(E) 144A	560,000	408,549
2.00%, 04/14/33(E)	780,000	569,050
6.38%, 09/18/33(E)	148,000	154,259
3.75%, 02/07/34(E)	100,000	83,743
3.88%, 10/29/35(E) Δ	200,000	164,962
		1,653,648
Russia — 0.1%
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q)	71,746,000	252,784
Serbia — 0.1%
Serbia International Bond
1.50%, 06/26/29(E)	290,000	236,565
Slovakia — 0.0%
Slovakia Government Bond
1.00%, 10/09/30(E)	31,000	26,997
0.38%, 04/21/36(E)	18,400	12,126
		39,123
Slovenia — 0.0%
Slovenia Government Bond
3.63%, 03/11/33(E)	30,000	31,624
1.50%, 03/25/35(E)	23,000	18,766
		50,390
South Africa — 1.2%
Republic of South Africa Government Bond
8.88%, 02/28/35(S) Δ	2,920,000	121,789
6.25%, 03/31/36(S)	2,140,000	69,245
6.50%, 02/28/41(S)	75,016,000	2,239,337
Republic of South Africa Government International Bond
4.85%, 09/30/29	2,190,000	1,882,031
5.75%, 09/30/49	2,420,000	1,609,152
7.30%, 04/20/52Δ	330,000	262,466
		6,184,020
South Korea — 0.1%
Korea Treasury Bond
4.25%, 12/10/32(KW)	830,110,000	625,613
Spain — 0.5%
Cellnex Finance Co. SA
1.50%, 06/08/28(E) Δ	100,000	91,484
	Par	Value
Cellnex Telecom SA
1.75%, 10/23/30(E) Δ	$ 100,000	$ 86,099
Iberdrola Finanzas SA
7.38%, 01/29/24(U)	100,000	122,557
Lorca Telecom Bondco SA
4.00%, 09/18/27(E)	780,000	768,178
4.00%, 09/18/27(E) 144A	300,000	295,453
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	24,904
1.40%, 07/30/28(E) 144A	73,000	70,172
0.80%, 07/30/29(E)	39,000	35,343
3.55%, 10/31/33(E) 144A	29,000	29,749
Via Celere Desarrollos Inmobiliarios SA
5.25%, 04/01/26(E)	1,170,000	1,165,015
		2,688,954
Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	96,774
6.75%, 04/18/28	500,000	234,732
		331,506
Supranational — 1.9%
European Bank for Reconstruction & Development
6.30%, 10/26/27(ZH)	351,800,000	4,086,676
European Union
0.00%, 07/06/26(E)	118,000	113,874
2.00%, 10/04/27(E)	91,000	91,377
1.63%, 12/04/29(E)	129,825	124,157
3.25%, 07/04/34(E)	1,448,000	1,488,812
2.75%, 12/04/37(E)	41,000	38,828
3.38%, 10/04/38(E)	47,000	47,073
3.38%, 11/04/42(E)	50,000	49,190
1.25%, 02/04/43(E)	18,229	12,590
0.70%, 07/06/51(E)	12,000	6,096
International Bank for Reconstruction & Development
6.75%, 07/13/29(ZH)	366,100,000	4,351,417
		10,410,090
Sweden — 0.4%
Apollo Swedish Bidco AB
(Floating, Euribor 3M + 5.00%), 8.95%, 07/05/29(E) 144A †	460,000	486,851
Intrum AB
3.50%, 07/15/26(E)	100,000	84,051
Verisure Holding AB
3.25%, 02/15/27(E) Δ	200,000	190,569
7.13%, 02/01/28(E) 144A	970,000	1,039,634
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	223,537
		2,024,642

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Switzerland — 0.5%
Credit Suisse Group AG
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	$ 250,000	$ 232,610
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	1,420,000	1,402,788
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 04/17/25(E) ^	400,000	414,940
(Variable, 1.05% - EURIBOR ICE SWAP RATE), 1.00%, 06/24/27(E) ^	400,000	381,337
		2,431,675
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	14,795,000	374,414
Turkey — 0.3%
Turkey Government International Bond
6.00%, 03/25/27	1,570,000	1,470,187
4.88%, 04/16/43	500,000	318,186
		1,788,373
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/25	100,000	29,128
9.75%, 11/01/30	250,000	74,130
7.75%, 05/31/40Ξ	100,000	46,224
		149,482
United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	173,370
DP World Crescent, Ltd.
3.88%, 07/18/29	200,000	181,966
		355,336
United Kingdom — 3.4%
Anglo American Capital PLC
4.75%, 04/10/27 144A Δ	200,000	191,796
3.38%, 03/11/29(U)	250,000	266,320
2.88%, 03/17/31 144A	200,000	159,154
5.50%, 05/02/33 144A	200,000	187,323
B&M European Value Retail SA
4.00%, 11/15/28(U)	100,000	104,319
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	304,235
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	358,600
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27^	235,000	207,147
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 03/15/28ρ ^	200,000	139,308
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) Δ ^	410,000	352,192
	Par	Value
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	$ 100,000	$ 88,874
Bellis Acquisition Co. PLC
4.50%, 02/16/26(U) 144A	840,000	912,094
Bellis Finco PLC
4.00%, 02/16/27(U) Δ	103,000	96,301
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	100,000	122,062
Centrica PLC
(Variable, GBP Swap Rate 5Y + 3.86%), 5.25%, 04/10/75(U) Δ ^	100,000	117,359
eG Global Finance PLC
4.38%, 02/07/25(E)	92,478	94,754
Gatwick Airport Finance PLC
4.38%, 04/07/26(U)	1,480,000	1,680,007
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ Δ ^	400,000	384,792
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28^	680,000	654,964
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	200,000	198,096
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33Δ ^	200,000	170,430
INEOS Finance PLC
2.88%, 05/01/26(E)	250,000	245,977
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	104,132
3.75%, 07/15/26(E) Δ	100,000	94,665
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	390,000	374,161
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	2,070,000	2,013,659
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	410,045
Mobico Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	100,000	105,798
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	154,803
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 06/14/27^	200,000	176,720
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	120,000	107,114
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	150,766
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	345,520

	Par	Value
PEU Fin PLC
7.25%, 07/01/28(E) 144A	$ 390,000	$ 394,226
7.25%, 07/01/28(E)	420,000	425,173
Pinewood Finance Co., Ltd.
3.25%, 09/30/25(U)	940,000	1,078,877
Pinnacle Bidco PLC
10.00%, 10/11/28(U) 144A	600,000	732,060
Premier Foods Finance PLC
3.50%, 10/15/26(U)	920,000	1,025,908
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	101,105
SSE PLC
1.75%, 04/16/30(E)	350,000	319,807
Synthomer PLC
3.88%, 07/01/25(E)	100,000	101,380
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	369,221	404,408
TI Automotive Finance PLC
3.75%, 04/15/29(E)	100,000	86,549
United Kingdom Gilt
4.50%, 09/07/34(U)	644,000	786,059
1.25%, 07/31/51(U)	1,226,000	679,412
3.75%, 10/22/53(U)	350,000	351,621
Vedanta Resources Finance II PLC
8.95%, 03/11/25	200,000	147,341
Victoria PLC
3.63%, 08/24/26(E) Δ	130,000	108,754
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U)	300,000	294,221
Vodafone Group PLC
4.88%, 06/19/49	160,000	127,858
		18,238,246
Total Foreign Bonds (Cost $268,883,309)		233,453,122
LOAN AGREEMENTS — 1.8%
1011778 B.C. Unlimited Liability Company Term B-5 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.57%, 09/23/30†	75,000	74,805
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.17%, 05/12/28†	483,875	468,176
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.18%, 05/15/26†	486,040	477,534
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.67%, 08/19/28†	509,994	496,352
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.68%, 07/31/27†	783,920	759,030
	Par	Value
Bach Finance Limited Seventh Amendment Dollar Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.50% Floor), 9.35%, 01/31/28†	$606,950	$608,847
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 7.12%, 02/01/27†	486,076	486,108
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 7.69%, 12/22/27†	736,500	735,948
Focus Financial Partners LLC Tranche B-5 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.57%, 06/30/28†	268,779	268,424
Froneri International Limited Facility B1
(Floating, ICE EURIBOR USD 6M + 2.13%), 6.10%, 01/29/27†	380,000	396,596
Fugue Finance LLC Existing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.39%, 01/31/28†	606,950	596,279
Garda World Security Corporation Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 4.25%), 9.75%, 10/30/26†	405,368	405,768
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.49%, 12/30/26†	173,700	173,709
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.25%), 9.78%, 10/02/25†	348,221	244,625
GTCR W Merger Sub LLC Term Loan B
0.00%, 09/20/30† Σ	45,000	45,016
Ineos Quattro Holdings UK Limited 2026 Tranche B Euro Term Loan
(Floating, ICE EURIBOR USD 1M + 2.75%), 6.61%, 01/29/26†	450,000	470,382
IU Finance Management GmbH Facility B
(Floating, ICE EURIBOR USD 3M + 4.98%), 8.78%, 12/08/28†	690,000	729,047
Lakeshore Learning Materials LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.93%, 09/29/28†	786,000	780,922

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.93%, 09/18/26†	$ 61,128	$ 61,128
Prime Security Services Borrower LLC 2021 Refinancing Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.19%, 09/23/26†	396,721	396,586
Sedgwick Claims Management Services, Inc. 2023 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.07%, 02/24/28†	250,229	250,057
Star Parent, Inc. Term Loan
0.00%, 09/19/30† Σ	85,012	83,246
TransDigm, Inc. Tranche I Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 8.64%, 08/24/28†	665,303	666,394
UFC Holdings LLC Term B-3 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.37%, 04/29/26†	104,563	104,569
Total Loan Agreements (Cost $10,068,164)		9,779,548
MORTGAGE-BACKED SECURITIES — 9.1%
BANK, Series 2018-BNK15, Class B
4.81%, 11/15/61† γ	260,000	223,530
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	63,701
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	70,325
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 7.46%, 12/15/23 144A †	25,000	23,493
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 7.76%, 12/15/23 144A †	25,000	23,427
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 9.06%, 12/15/23 144A †	20,000	18,651
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 8.56%, 08/15/24 144A †	65,000	64,577
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/30/25), 2.24%, 03/28/29 144A STEP	105,000	97,502
COMM Mortgage Trust, Series 2012-CR3, Class AM
3.42%, 10/15/45 144A	926	859
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	14,690	13,294
	Par	Value
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.53%, 09/25/31 144A †	$ 530,000	$ 554,694
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.53%, 07/25/39 144A †	538,018	556,418
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.21%), 7.53%, 10/25/39 144A †	12,012	12,032
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.16%), 7.48%, 01/25/40 144A †	136,407	136,966
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.41%, 10/25/41 144A †	900,000	902,867
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.96%, 12/25/41 144A †	1,062,000	1,041,966
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 7.22%, 12/25/41 144A †	706,000	694,015
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.82%, 03/25/42 144A †	365,000	375,814
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.42%, 03/25/42 144A †	406,000	412,688
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.95%), 8.27%, 06/25/42 144A †	172,415	177,025
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.55%, 2.55% Floor), 7.87%, 07/25/42 144A †	435,790	444,183
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%, 3.60% Floor), 8.92%, 07/25/42 144A †	329,000	339,227
CSMC OA LLC, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	655,131

	Par	Value
CSMC Trust, Series 2021-RPL1, Class A1
1.67%, 09/27/60 144A †	$ 61,307	$ 56,724
CSMC Trust, Series 2021-RPL3, Class M2
3.75%, 01/25/60 144A	100,000	71,245
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.38%, 09/10/28 144A † γ	100,000	99,670
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 5.61%), 10.93%, 09/25/29†	413,000	456,281
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%, 2.55% Floor), 7.98%, 12/25/30†	855,767	878,513
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	68,337	57,534
3.50%, 04/01/50	41,763	36,457
3.00%, 07/01/50	74,828	62,541
2.50%, 08/01/51	135,888	108,403
2.50%, 09/01/51	583,199	464,566
2.50%, 01/01/52	297,634	236,906
2.50%, 02/01/52	929,512	739,762
2.50%, 03/01/52	723,518	576,001
2.50%, 04/01/52	626,833	498,802
3.00%, 04/01/52	46,494	38,526
3.50%, 05/01/52	1,231,577	1,060,544
3.50%, 06/01/52	325,379	280,254
3.00%, 08/01/52	411,592	341,632
4.00%, 08/01/52	283,470	252,739
4.50%, 08/01/52	461,576	424,290
4.00%, 09/01/52	687,275	612,554
4.50%, 09/01/52	482,570	443,676
5.50%, 09/01/52	418,025	405,034
4.00%, 10/01/52	319,070	284,413
4.50%, 10/01/52	508,054	467,048
5.00%, 10/01/52	370,012	349,530
5.50%, 10/01/52	370,752	358,662
5.00%, 11/01/52	305,731	288,851
4.50%, 01/01/53	491,298	451,586
5.00%, 01/01/53	382,283	361,166
5.00%, 02/01/53	718,812	679,044
5.50%, 02/01/53	283,751	274,498
5.00%, 03/01/53	145,696	137,583
6.00%, 03/01/53	243,519	240,559
5.00%, 04/01/53	363,908	343,689
6.00%, 04/01/53	613,024	605,477
5.50%, 05/01/53	350,736	339,244
6.00%, 05/01/53	677,653	669,311
6.00%, 06/01/53	879,753	868,919
	Par	Value
6.00%, 09/01/53	$ 215,000	$ 212,375
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 2.41%), 7.73%, 01/25/50 144A †	770,000	775,028
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.96%), 7.28%, 02/25/50 144A †	253,790	254,327
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.32%, 12/25/50 144A †	227,883	229,775
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA3, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.82%, 10/25/33 144A †	610,000	631,684
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 8.72%, 10/25/41 144A †	180,000	182,364
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 7.72%, 02/25/42 144A †	1,169,000	1,177,156
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.32%, 04/25/42 144A †	31,342	31,582
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.90%), 8.22%, 04/25/42 144A †	179,000	183,230

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 5.75%), 11.07%, 09/25/42 144A †	$ 380,000	$ 416,476
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.81%, 03/25/42 144A †	106,000	109,731
Federal National Mortgage Association
3.00%, 08/01/46	77,113	65,226
3.00%, 12/01/47	232,672	196,094
3.50%, 08/01/49	102,766	90,728
4.00%, 08/01/49	91,542	82,608
3.50%, 09/01/49	176,748	154,524
4.00%, 10/01/49	134,099	121,101
3.00%, 03/01/50	103,695	86,629
3.00%, 05/01/50	125,629	104,836
3.50%, 06/01/50	33,579	29,282
3.00%, 07/01/50	35,268	29,398
3.00%, 07/01/51	188,953	156,730
2.50%, 09/01/51	424,602	337,885
2.50%, 10/01/51	276,222	219,947
2.50%, 01/01/52	326,119	259,352
3.00%, 02/01/52	65,347	54,165
2.50%, 03/01/52	995,160	791,878
2.50%, 04/01/52	364,004	289,700
4.00%, 04/01/52	307,934	274,864
3.50%, 05/01/52	613,664	528,817
4.00%, 05/01/52	377,564	337,051
3.00%, 06/01/52	211,503	175,245
4.00%, 06/01/52	470,685	419,749
4.00%, 07/01/52	642,244	573,449
3.50%, 08/01/52	178,713	153,995
4.00%, 08/01/52	459,979	410,179
5.00%, 08/01/52	229,690	217,080
4.00%, 09/01/52	663,051	591,318
4.50%, 09/01/52	846,266	777,861
4.00%, 10/01/52	138,203	123,205
4.50%, 10/01/52	941,173	865,121
4.50%, 11/01/52	619,298	569,260
5.00%, 11/01/52	190,883	180,300
5.00%, 01/01/53	551,228	520,781
5.50%, 01/01/53	1,067,119	1,032,910
5.50%, 02/01/53	519,670	502,823
5.00%, 04/01/53	439,551	415,142
5.50%, 05/01/53	178,535	172,700
5.50%, 07/01/53	639,925	618,958
6.00%, 07/01/53	680,090	671,715
6.00%, 08/01/53	108,118	106,787
6.00%, 10/01/53	215,000	212,352
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	36,135	33,803
	Par	Value
Government National Mortgage Association
4.50%, 08/20/48	$ 60,842	$ 56,991
2.50%, 05/20/52	387,111	316,779
4.50%, 09/20/52	252,977	234,092
5.00%, 11/20/52	120,058	114,042
5.00%, 03/20/53	196,339	186,219
5.50%, 03/20/53	317,765	308,720
5.00%, 07/20/53	154,275	146,322
6.00%, 08/20/53	349,195	346,362
5.00%, 10/01/53 TBA	735,000	696,527
5.50%, 10/01/53 TBA	1,105,000	1,072,368
GS Mortgage Securities Corporation Trust, Series 2018-SRP5, Class C
(Floating, CME Term SOFR 1M + 4.36%, 3.75% Floor), 9.70%, 09/15/31 144A †	1,415,317	525,115
GS Mortgage Securities Trust, Series 2014-GC18, Class AS
4.38%, 01/10/47	45,000	42,708
GS Mortgage Securities Trust, Series 2014-GC18, Class B
4.89%, 01/10/47	25,000	21,003
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, CME Term SOFR 1M + 2.80%, 2.75% Floor), 8.13%, 05/15/38 144A †	780,000	758,744
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.33%, 11/05/38 144A † γ	540,000	492,707
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor, 11.50% Cap), 7.08%, 08/25/36†	7,358	7,362
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.56%, 02/15/51† γ	758	680
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, CME Term SOFR 1M + 8.62%, 8.21% Floor), 13.96%, 06/15/35 144A †	1,500,000	15
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	99,600
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A
(Floating, CME Term SOFR 1M + 3.01%, 2.90% Floor), 8.33%, 02/27/24 144A †	92,496	92,129
Radnor RE, Ltd., Series 2021-1, Class M1C
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 8.02%, 12/27/33 144A †	790,000	801,872
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A
3.96%, 01/15/32 144A † γ	100,000	98,388

	Par	Value
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	$ 292,225	$ 286,539
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	570,000	519,947
Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,012,382
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 7.85%, 05/15/38 144A †	760,000	588,310
Toorak Mortgage Corporation, Ltd., Series 2021-1, Class A1
(Step to 3.24% on 01/25/24), 2.24%, 06/25/24 144A STEP	76,293	74,369
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	55,057	50,516
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.54%, 08/15/50† γ	410,000	315,654
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	228,158
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.09%, 07/15/46† γ	18,592	15,281
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	20,576
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.35%, 08/15/46† γ	35,000	29,347
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	35,000	27,362
Total Mortgage-Backed Securities (Cost $54,850,112)		49,171,081

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 12/2023, Strike Price $113.00, Expires 11/24/23 (GSC)	339	$36,633,188	42,375
Euro-Bund expiration date 10/2023, Strike Price $172.50, Expires 10/27/23 (CITI)	3	393,000	380
Total Purchased Options (Premiums paid $59,968)			42,755

	Par	Value
U.S. TREASURY OBLIGATIONS — 19.6%
U.S. Treasury Bills
5.05%, 11/24/23Ω Δ	$ 1,625,000	$ 1,612,312
5.20%, 12/07/23Ω	565,000	559,500
5.20%, 12/14/23Ω Δ	845,000	835,927
5.23%, 01/04/24Ω Δ	2,670,000	2,633,050
		5,640,789
U.S. Treasury Bonds
3.50%, 02/15/39	3,300,000	2,853,340
4.25%, 05/15/39	30,000	28,298
3.88%, 08/15/40	20,000	17,764
1.75%, 08/15/41	650,000	405,057
2.00%, 11/15/41	40,000	25,973
2.75%, 08/15/42	90,000	66,008
3.38%, 08/15/42‡‡	1,335,000	1,081,950
4.00%, 11/15/42	6,480,000	5,752,519
3.88%, 02/15/43	96,000	83,565
2.88%, 05/15/43Δ	2,045,000	1,515,816
4.38%, 08/15/43Δ	709,000	661,586
3.00%, 05/15/45	30,000	22,290
3.00%, 11/15/45	660,000	488,413
2.50%, 05/15/46Δ	590,000	395,381
2.25%, 08/15/46Δ	690,000	437,719
2.88%, 11/15/46	1,520,000	1,092,144
3.00%, 05/15/47	60,000	44,038
2.75%, 08/15/47	90,000	62,850
3.13%, 05/15/48	40,000	29,966
3.38%, 11/15/48Δ	770,000	604,134
1.25%, 05/15/50Δ	50,000	23,602
1.38%, 08/15/50	3,730,000	1,821,289
2.38%, 05/15/51Δ	870,000	551,974
2.88%, 05/15/52Δ	360,000	255,333
3.00%, 08/15/52	960,000	699,787
3.63%, 05/15/53Δ	930,000	770,229
4.13%, 08/15/53	418,000	379,531
		20,170,556
U.S. Treasury Notes
2.88%, 10/31/23Δ	2,540,000	2,535,011
0.50%, 11/30/23	610,000	605,169
2.75%, 02/15/24Δ	4,760,000	4,712,486
1.50%, 02/29/24	555,000	546,079
2.38%, 02/29/24	10,000	9,876
0.25%, 06/15/24‡‡	1,050,000	1,012,341
1.50%, 10/31/24	410,000	393,264
2.25%, 11/15/24	20,520,000	19,827,049
2.00%, 02/15/25	70,000	66,968
0.38%, 11/30/25	21,280,000	19,284,169
1.63%, 02/15/26	6,110,000	5,660,820
1.63%, 05/15/26	340,000	313,039
2.00%, 11/15/26	4,680,000	4,305,417
1.25%, 11/30/26	200,000	179,484
0.63%, 03/31/27	4,600,000	3,997,328
4.38%, 08/31/28	3,073,000	3,042,750
0.88%, 11/15/30	8,550,000	6,653,637

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
1.25%, 08/15/31	$ 730,000	$ 570,740
1.38%, 11/15/31Δ	550,000	431,191
2.88%, 05/15/32	4,100,000	3,599,512
2.75%, 08/15/32	1,090,000	944,042
3.38%, 05/15/33Δ	1,100,000	997,734
		79,688,106
Total U.S. Treasury Obligations (Cost $117,669,069)		105,499,451

	Shares
COMMON STOCKS — 0.0%
Communication Services — 0.0%
Altice U.S.A., Inc. Class A*	16,976	55,512
Energy — 0.0%
Berry Corporation	2,492	20,434
Diamondback Energy, Inc.	516	79,918
		100,352
Total Common Stocks (Cost $345,375)		155,864
FOREIGN COMMON STOCKS — 0.0%
Canada — 0.0%
Canadian Natural Resources, Ltd.	1,332	86,140
Jersey — 0.0%
Clarivate PLCΔ *	59	396
Total Foreign Common Stocks (Cost $80,703)		86,536
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25% CONV	301	334,775
El Paso Energy Capital Trust I
4.75% CONV	2,799	127,103
	Shares	Value
Wells Fargo & Co.
7.50% CONV	59	$ 65,785
Total Preferred Stocks (Cost $495,985)		527,663
FOREIGN PREFERRED STOCK — 0.0%
Jersey — 0.0%
Clarivate PLC
5.25%, CONV Δ (Cost $128,000)	1,280	37,414
MUTUAL FUNDS — 0.2%
VanEck JP Morgan EM Local Currency Bond ETFΔ (Cost $1,328,443)	54,000	1,288,980
MONEY MARKET FUNDS — 8.7%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø ∞	25,380,848	25,380,848
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø §	20,072,176	20,072,176
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	1,425,226	1,425,226
Total Money Market Funds (Cost $46,878,250)		46,878,250
TOTAL INVESTMENTS —102.2% (Cost $620,815,605)		551,085,972
Liabilities in Excess of Other Assets — (2.2)%		(11,966,845)
NET ASSETS — 100.0%		$539,119,127

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2023	16	$ 2,069,842	$ (192,873)
Euro-Bobl	12/2023	(6)	(734,260)	9,406
Euro-Bund	12/2023	76	10,336,353	(216,053)
Euro-Schatz	12/2023	71	7,881,049	(32,292)
FTSE KLCI	12/2023	(5)	(580,060)	19,757
10-Year Japanese E-Mini	12/2023	82	7,956,370	(53,980)
10-Year Commonwealth Treasury Bond	12/2023	(7)	(503,950)	12,970
10-Year Bond	12/2023	4	339,054	(10,283)
10-Year U.S. Treasury Note	12/2023	83	8,969,187	(186,256)
U.S. Treasury Long Bond	12/2023	112	12,743,500	(647,151)
Ultra 10-Year U.S. Treasury Note	12/2023	(153)	(17,069,063)	446,488
Ultra Long U.S. Treasury Bond	12/2023	10	1,186,875	(84,870)
Long GILT	12/2023	84	9,650,309	18,986
2-Year U.S. Treasury Note	12/2023	146	29,595,797	(98,024)
5-Year U.S. Treasury Note	12/2023	646	68,062,156	(597,799)
Total Futures Contracts outstanding at September 30, 2023			$139,903,159	$(1,611,974)

Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/19/23	U.S. Dollars	244,340,968	Euro	217,880,901	SS	$13,800,358
10/19/23	U.S. Dollars	20,536,469	Euro	18,313,148	UBS	1,159,258
10/19/23	U.S. Dollars	17,257,931	British Pounds	13,212,046	SS	1,135,963
10/19/23	U.S. Dollars	11,189,071	Japanese Yen	1,528,565,243	SS	925,202
10/20/23	U.S. Dollars	17,687,113	Euro	15,971,422	GSC	786,973
10/19/23	U.S. Dollars	12,394,046	Australian Dollars	18,047,391	SC	782,188
10/19/23	U.S. Dollars	11,537,431	Swiss Francs	9,891,041	SC	709,143
10/19/23	U.S. Dollars	12,524,525	Euro	11,168,651	CITI	706,933
10/19/23	U.S. Dollars	11,486,959	New Zealand Dollars	18,090,554	SC	644,339
10/19/23	U.S. Dollars	10,265,512	Australian Dollars	15,224,475	GSC	469,945
10/19/23	U.S. Dollars	6,483,501	British Pounds	4,964,588	CITI	425,474
10/19/23	U.S. Dollars	7,305,752	Euro	6,521,352	RBC	405,485
10/19/23	U.S. Dollars	11,629,157	Canadian Dollars	15,295,221	SS	365,124
10/19/23	U.S. Dollars	5,835,977	British Pounds	4,496,207	BNP	349,491
10/19/23	U.S. Dollars	5,014,898	Swiss Francs	4,287,938	RBC	320,647
10/19/23	U.S. Dollars	7,276,442	Euro	6,577,732	GSC	316,519
10/19/23	U.S. Dollars	5,233,823	British Pounds	4,032,262	SC	313,465
10/19/23	U.S. Dollars	3,736,929	Czech Republic Koruna	79,959,523	BNP	274,204
10/19/23	U.S. Dollars	3,006,051	Japanese Yen	410,531,341	CITI	249,453
10/19/23	U.S. Dollars	2,976,002	Japanese Yen	406,514,454	UBS	246,376
10/19/23	U.S. Dollars	5,048,868	Norwegian Kroner	51,379,006	GSC	242,973
10/19/23	U.S. Dollars	2,769,977	Polish Zloty	11,053,417	UBS	241,214
10/19/23	U.S. Dollars	4,243,758	Euro	3,784,596	SC	239,263
10/19/23	U.S. Dollars	3,967,908	Norwegian Kroner	39,887,594	SS	236,898
10/20/23	U.S. Dollars	3,673,066	British Pounds	2,849,273	GSC	196,225
10/19/23	U.S. Dollars	3,472,977	New Zealand Dollars	5,467,809	UBS	195,832
10/19/23	U.S. Dollars	3,349,131	New Zealand Dollars	5,271,316	CITI	189,754
10/19/23	U.S. Dollars	3,830,951	Swiss Francs	3,333,563	CITI	181,509
10/19/23	U.S. Dollars	2,816,655	Australian Dollars	4,100,113	RBC	178,604
10/19/23	U.S. Dollars	3,070,116	Swedish Kronor	31,596,113	BNP	175,878
10/19/23	U.S. Dollars	2,839,002	Norwegian Kroner	28,487,411	UBS	174,344
10/19/23	U.S. Dollars	3,277,511	Japanese Yen	463,828,246	BNP	163,039
10/20/23	U.S. Dollars	2,224,243	Polish Zloty	9,049,000	GSC	154,105
10/19/23	U.S. Dollars	2,404,269	Swiss Francs	2,061,265	UBS	147,684
10/19/23	U.S. Dollars	1,722,545	Polish Zloty	6,905,397	SS	142,752
10/19/23	U.S. Dollars	6,280,313	Euro	5,814,517	BNP	127,950
10/20/23	U.S. Dollars	3,541,280	Taiwan Dollars	110,204,629	GSC	113,443
10/19/23	U.S. Dollars	2,685,100	Japanese Yen	383,403,966	GSC	110,654
10/19/23	U.S. Dollars	5,310,149	British Pounds	4,266,785	GSC	103,615
10/19/23	U.S. Dollars	1,599,692	Swedish Kronor	16,346,315	UBS	102,352
10/19/23	U.S. Dollars	1,108,517	Polish Zloty	4,419,526	CITI	97,433
10/19/23	U.S. Dollars	1,633,301	Swedish Kronor	16,810,829	SS	93,410
10/19/23	U.S. Dollars	1,237,802	Hungarian Forint	425,145,930	UBS	87,742
10/19/23	U.S. Dollars	1,113,531	Czech Republic Koruna	23,821,681	GSC	81,910
10/19/23	U.S. Dollars	2,452,611	Canadian Dollars	3,226,875	SC	76,206
10/19/23	U.S. Dollars	2,711,764	Canadian Dollars	3,579,230	UBS	75,871
10/19/23	U.S. Dollars	4,444,753	Mexican Pesos	76,496,349	GSC	69,868
10/19/23	U.S. Dollars	764,001	Polish Zloty	3,050,254	SC	66,174
10/19/23	Swedish Kronor	48,812,469	U.S. Dollars	4,407,723	BNP	63,552
10/19/23	U.S. Dollars	770,169	Chilean Pesos	631,307,359	BNP	60,757
10/19/23	U.S. Dollars	836,335	Hungarian Forint	287,570,038	BNP	58,431
10/19/23	U.S. Dollars	765,729	Czech Republic Koruna	16,350,581	UBS	57,651
10/19/23	U.S. Dollars	959,099	Swedish Kronor	9,871,049	SC	54,900
10/19/23	U.S. Dollars	1,717,595	Canadian Dollars	2,258,199	RBC	54,564
10/19/23	U.S. Dollars	3,537,141	Mexican Pesos	60,900,243	UBS	54,209

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/19/23	U.S. Dollars	1,877,040	Swiss Francs	1,675,055	GSC	$ 43,262
10/19/23	U.S. Dollars	1,339,636	Canadian Dollars	1,760,804	CITI	42,907
10/19/23	U.S. Dollars	582,430	Hungarian Forint	200,275,000	SS	40,667
10/19/23	U.S. Dollars	764,018	South Korean Won	983,054,684	BNP	35,824
10/19/23	Swedish Kronor	16,492,692	U.S. Dollars	1,475,559	GSC	35,190
10/19/23	U.S. Dollars	549,490	Australian Dollars	799,671	UBS	34,974
10/19/23	U.S. Dollars	395,955	Polish Zloty	1,580,714	GSC	34,325
10/19/23	New Zealand Dollars	4,126,502	U.S. Dollars	2,439,028	GSC	34,201
10/19/23	U.S. Dollars	403,914	Japanese Yen	55,162,515	SC	33,514
10/19/23	U.S. Dollars	506,284	British Pounds	387,548	RBC	33,379
10/19/23	U.S. Dollars	585,563	New Zealand Dollars	922,001	RBC	32,959
10/19/23	U.S. Dollars	491,380	New Zealand Dollars	773,108	GSC	28,016
10/20/23	U.S. Dollars	4,279,746	Mexican Pesos	74,378,570	GSC	26,722
10/19/23	U.S. Dollars	768,926	Norwegian Kroner	7,943,345	BNP	25,921
10/19/23	U.S. Dollars	524,406	South Korean Won	674,735,853	SS	24,597
10/19/23	Norwegian Kroner	43,303,073	U.S. Dollars	4,026,151	GSC	24,335
10/20/23	Euro	803,581	Polish Zloty	3,620,000	GSC	22,161
10/20/23	Mexican Pesos	74,378,570	U.S. Dollars	4,231,845	GSC	21,180
10/19/23	U.S. Dollars	1,920,464	Chinese Yuans	13,750,329	GSC	20,587
10/19/23	U.S. Dollars	399,595	Thai Baht	13,800,000	GSC	19,976
10/19/23	U.S. Dollars	1,138,365	Indonesian Rupiahs	17,313,489,139	SS	19,498
10/19/23	U.S. Dollars	717,384	Brazilian Reals	3,518,267	BNP	19,375
10/19/23	U.S. Dollars	755,926	Swedish Kronor	8,052,450	GSC	18,312
10/19/23	U.S. Dollars	245,560	Czech Republic Koruna	5,250,000	RBC	18,203
10/19/23	U.S. Dollars	296,012	Norwegian Kroner	2,972,277	SC	17,991
10/19/23	U.S. Dollars	770,820	British Pounds	617,350	UBS	17,500
10/19/23	Norwegian Kroner	15,968,767	U.S. Dollars	1,477,700	BNP	15,988
10/19/23	Australian Dollars	3,472,485	U.S. Dollars	2,219,095	GSC	15,134
10/19/23	U.S. Dollars	384,268	South African Rand	7,011,349	GSC	14,591
10/19/23	U.S. Dollars	320,898	Australian Dollars	480,000	SS	12,062
10/19/23	U.S. Dollars	236,127	South African Rand	4,308,235	SS	8,974
10/19/23	U.S. Dollars	754,865	Swiss Francs	681,549	BNP	8,735
10/19/23	Euro	3,122,138	U.S. Dollars	3,295,111	UBS	8,435
10/19/23	U.S. Dollars	92,707	Polish Zloty	370,000	RBC	8,060
10/19/23	U.S. Dollars	146,421	Czech Republic Koruna	3,200,000	SS	7,841
10/19/23	U.S. Dollars	456,052	Mexican Pesos	7,847,629	SC	7,240
10/19/23	U.S. Dollars	237,617	Brazilian Reals	1,163,831	RBC	6,718
10/19/23	U.S. Dollars	75,724	Czech Republic Koruna	1,620,000	SC	5,568
10/19/23	U.S. Dollars	83,435	Australian Dollars	121,403	CITI	5,323
10/19/23	British Pounds	519,140	U.S. Dollars	629,007	GSC	4,472
10/19/23	U.S. Dollars	2,262,896	New Zealand Dollars	3,768,981	BNP	3,948
10/19/23	U.S. Dollars	206,366	Mexican Pesos	3,550,007	SS	3,339
10/19/23	U.S. Dollars	755,976	Canadian Dollars	1,023,937	GSC	1,906
12/20/23	U.S. Dollars	90,562	Euro	84,000	BOA	1,398
10/19/23	Japanese Yen	114,393,300	U.S. Dollars	766,828	GSC	1,289
10/19/23	U.S. Dollars	112,776	Chinese Yuans	809,212	SC	967
10/19/23	U.S. Dollars	48,845	Mexican Pesos	840,000	RBC	805
10/19/23	U.S. Dollars	25,230	Brazilian Reals	124,743	GSC	481
10/19/23	New Zealand Dollars	190,864	U.S. Dollars	114,008	SC	387
10/19/23	U.S. Dollars	7,553	South African Rand	137,759	BNP	290
10/19/23	U.S. Dollars	87	Chinese Yuans	624	UBS	1
Subtotal Appreciation						$29,726,834
10/19/23	South African Rand	1,403	U.S. Dollars	77	RBC	$ (3)
10/19/23	Indonesian Rupiahs	11,428,019	U.S. Dollars	751	BNP	(13)
10/19/23	U.S. Dollars	743,607	Japanese Yen	110,768,158	GSC	(169)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/19/23	U.S. Dollars	1,452,501	Norwegian Kroner	15,530,717	BNP	$ (213)
10/19/23	Canadian Dollars	14,676	U.S. Dollars	11,163	RBC	(355)
10/19/23	U.S. Dollars	109,071	Chinese Yuans	792,701	UBS	(456)
10/19/23	Chinese Yuans	597,498	U.S. Dollars	83,085	SC	(529)
10/19/23	U.S. Dollars	93,820	New Zealand Dollars	157,562	RBC	(615)
10/19/23	South Korean Won	120,955,532	U.S. Dollars	90,400	RBC	(803)
10/19/23	British Pounds	83,505	Euro	97,254	RBC	(1,008)
10/19/23	British Pounds	141,905	Euro	164,917	CITI	(1,340)
10/19/23	Norwegian Kroner	7,746,399	U.S. Dollars	726,018	GSC	(1,435)
10/19/23	U.S. Dollars	733,914	Canadian Dollars	998,527	SC	(1,442)
10/19/23	U.S. Dollars	1,452,814	Japanese Yen	216,610,254	BNP	(1,660)
10/19/23	U.S. Dollars	714,619	Australian Dollars	1,113,728	GSC	(1,964)
10/19/23	Mexican Pesos	2,140,706	U.S. Dollars	124,421	CITI	(1,992)
10/20/23	Indian Rupees	41,071,535	U.S. Dollars	496,597	GSC	(2,859)
10/19/23	Hungarian Forint	15,128,338	U.S. Dollars	44,000	SC	(3,076)
10/19/23	Canadian Dollars	173,599	U.S. Dollars	132,025	UBS	(4,180)
10/19/23	Australian Dollars	1,801,872	U.S. Dollars	1,164,177	GSC	(4,836)
10/19/23	Chilean Pesos	56,271,974	U.S. Dollars	68,069	SS	(4,836)
10/19/23	U.S. Dollars	766,908	New Zealand Dollars	1,291,041	GSC	(6,880)
10/19/23	Hungarian Forint	36,669,187	U.S. Dollars	106,754	RBC	(7,561)
10/20/23	Euro	3,027,884	Polish Zloty	14,050,000	GSC	(10,265)
10/19/23	U.S. Dollars	2,167,457	Chinese Yuans	15,765,000	GSC	(10,785)
10/19/23	South Korean Won	983,331,620	U.S. Dollars	739,458	SC	(11,058)
10/19/23	Mexican Pesos	27,506,937	U.S. Dollars	1,584,451	GSC	(11,308)
10/19/23	U.S. Dollars	1,014,034	Swedish Kronor	11,232,052	SS	(14,834)
10/19/23	U.S. Dollars	3,150,547	Norwegian Kroner	33,846,281	GSC	(15,370)
10/19/23	Czech Republic Koruna	4,935,188	U.S. Dollars	230,647	SS	(16,923)
10/19/23	Czech Republic Koruna	4,872,994	U.S. Dollars	228,212	UBS	(17,182)
10/19/23	Swedish Kronor	16,379,491	U.S. Dollars	1,518,060	GSC	(17,681)
10/19/23	British Pounds	275,689	U.S. Dollars	360,212	SS	(23,803)
10/19/23	Swedish Kronor	7,881,046	U.S. Dollars	745,756	SC	(23,844)
10/19/23	Mexican Pesos	25,002,643	U.S. Dollars	1,453,873	RBC	(23,953)
10/19/23	South African Rand	11,560,940	U.S. Dollars	633,902	SC	(24,345)
10/19/23	Mexican Pesos	26,804,053	U.S. Dollars	1,557,343	BNP	(24,399)
10/19/23	Euro	581,050	U.S. Dollars	639,538	RBC	(24,727)
10/19/23	Brazilian Reals	4,494,124	U.S. Dollars	917,662	SS	(26,047)
10/19/23	Mexican Pesos	29,958,733	U.S. Dollars	1,739,419	SC	(26,056)
10/19/23	Norwegian Kroner	9,439,455	U.S. Dollars	910,771	BNP	(27,822)
10/19/23	Brazilian Reals	5,963,707	U.S. Dollars	1,212,720	BNP	(29,546)
10/19/23	Swedish Kronor	15,378,825	U.S. Dollars	1,441,094	BNP	(32,377)
10/19/23	Japanese Yen	210,619,364	U.S. Dollars	1,446,780	BNP	(32,532)
10/19/23	U.S. Dollars	3,304,842	Swedish Kronor	36,457,777	UBS	(34,730)
10/19/23	Euro	2,964,715	U.S. Dollars	3,175,165	GSC	(38,189)
10/19/23	Norwegian Kroner	8,483,031	U.S. Dollars	837,706	SC	(44,219)
10/20/23	Euro	930,000	U.S. Dollars	1,029,166	GSC	(45,088)
10/19/23	Norwegian Kroner	7,642,839	U.S. Dollars	762,545	UBS	(47,649)
10/19/23	Swedish Kronor	9,778,323	U.S. Dollars	949,781	RBC	(54,076)
10/19/23	British Pounds	686,087	U.S. Dollars	896,152	UBS	(58,956)
10/19/23	British Pounds	696,217	U.S. Dollars	909,522	RBC	(59,965)
10/19/23	New Zealand Dollars	1,742,763	U.S. Dollars	1,106,794	BNP	(62,264)
10/19/23	Czech Republic Koruna	18,171,017	U.S. Dollars	849,918	RBC	(63,004)
10/19/23	Hungarian Forint	420,743,242	U.S. Dollars	1,201,301	GSC	(63,151)
10/19/23	U.S. Dollars	4,803,296	Swedish Kronor	53,142,090	GSC	(64,578)
10/19/23	Canadian Dollars	2,936,002	U.S. Dollars	2,232,747	BNP	(70,553)
10/19/23	Canadian Dollars	6,004,048	U.S. Dollars	4,496,268	GSC	(74,639)
10/19/23	Hungarian Forint	373,386,382	U.S. Dollars	1,085,865	SS	(75,819)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/19/23	Polish Zloty	3,706,189	U.S. Dollars	928,201	SS	$ (80,312)
10/19/23	British Pounds	2,437,636	U.S. Dollars	3,055,160	GSC	(80,640)
10/19/23	Polish Zloty	3,706,086	U.S. Dollars	928,596	RBC	(80,731)
10/19/23	Swiss Francs	1,102,547	U.S. Dollars	1,289,830	CITI	(82,809)
10/19/23	Norwegian Kroner	14,349,173	U.S. Dollars	1,428,589	CITI	(86,394)
10/19/23	Czech Republic Koruna	25,099,939	U.S. Dollars	1,173,950	CITI	(86,973)
10/19/23	Australian Dollars	1,993,446	U.S. Dollars	1,373,079	UBS	(90,478)
10/19/23	New Zealand Dollars	4,484,814	U.S. Dollars	2,792,666	GSC	(104,682)
10/19/23	Swedish Kronor	15,930,095	U.S. Dollars	1,564,339	SS	(105,125)
10/19/23	Polish Zloty	5,125,623	U.S. Dollars	1,283,821	SC	(111,198)
10/19/23	New Zealand Dollars	5,012,336	U.S. Dollars	3,118,135	UBS	(113,979)
10/19/23	Swiss Francs	1,530,059	U.S. Dollars	1,789,878	SS	(114,835)
10/19/23	New Zealand Dollars	3,270,000	U.S. Dollars	2,076,777	RBC	(116,894)
10/20/23	South Korean Won	3,422,044,000	U.S. Dollars	2,657,300	GSC	(122,489)
10/19/23	Swiss Francs	1,641,958	U.S. Dollars	1,920,304	UBS	(122,759)
10/19/23	Czech Republic Koruna	37,556,090	U.S. Dollars	1,755,491	SC	(129,087)
10/19/23	Polish Zloty	6,076,046	U.S. Dollars	1,521,521	BNP	(131,464)
10/20/23	Canadian Dollars	9,608,965	U.S. Dollars	7,258,842	GSC	(182,302)
10/19/23	Norwegian Kroner	35,734,063	U.S. Dollars	3,554,583	RBC	(212,086)
10/20/23	Australian Dollars	10,188,572	U.S. Dollars	6,800,648	GSC	(244,981)
10/19/23	Euro	4,832,619	U.S. Dollars	5,364,045	BNP	(250,633)
10/19/23	Swedish Kronor	50,016,453	U.S. Dollars	4,858,976	CITI	(277,415)
10/19/23	Canadian Dollars	12,477,402	U.S. Dollars	9,488,417	SC	(299,541)
10/19/23	New Zealand Dollars	8,381,916	U.S. Dollars	5,324,193	SS	(300,470)
10/19/23	Swiss Francs	6,117,121	U.S. Dollars	7,071,829	BNP	(375,066)
10/19/23	Japanese Yen	624,748,242	U.S. Dollars	4,571,630	RBC	(376,628)
10/19/23	Australian Dollars	10,598,426	U.S. Dollars	7,204,028	BNP	(384,903)
10/19/23	Australian Dollars	8,980,463	U.S. Dollars	6,171,895	CITI	(393,783)
10/19/23	Swiss Francs	6,901,393	U.S. Dollars	7,963,424	GSC	(408,074)
10/19/23	Japanese Yen	788,331,611	U.S. Dollars	5,771,349	GSC	(477,932)
10/19/23	Japanese Yen	1,065,605,760	U.S. Dollars	7,668,894	SC	(513,662)
10/19/23	Australian Dollars	16,425,638	U.S. Dollars	11,202,049	SS	(633,643)
10/19/23	Japanese Yen	1,289,852,281	U.S. Dollars	9,445,735	UBS	(784,754)
10/19/23	British Pounds	16,095,806	U.S. Dollars	20,981,277	SC	(1,340,408)
10/19/23	Euro	29,318,463	U.S. Dollars	32,824,270	SS	(1,802,292)
10/20/23	Japanese Yen	5,717,458,465	U.S. Dollars	41,217,156	GSC	(2,819,151)
10/19/23	Euro	49,075,542	U.S. Dollars	54,977,103	UBS	(3,050,085)
10/19/23	Euro	144,458,876	U.S. Dollars	162,004,856	SC	(9,152,370)
Subtotal Depreciation						$(27,390,990)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$ 2,335,844
Swap Agreements outstanding at September 30, 2023:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
iTraxx Europe & Crossover Series 40 (Pay Quarterly)	(5.00)%	12/20/2028	EUR	10,944,000	$(365,231)	$(378,282)	$13,051
Markit CDX.EM.IG.40 Index (Pay Quarterly)	(1.00)%	12/20/2028	USD	14,024,000	760,863	719,431	41,432
					$ 395,632	$ 341,149	$54,483

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	$ (17,618)	$ —	$ (17,618)
3-Month KWCDC (Quarterly)	2.36% (Quarterly)	2/11/2032	KRW	604,702,000	(48,139)	—	(48,139)
3-Month KWCDC (Quarterly)	2.37% (Quarterly)	2/18/2032	KRW	1,195,630,000	(94,740)	—	(94,740)
3-Month KWCDC (Quarterly)	2.88% (Quarterly)	8/11/2032	KRW	2,048,372,000	(110,193)	—	(110,193)
					$(270,690)	$ —	$(270,690)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.1%
United States International Development Finance Corporation
1.44%, 04/15/28	$ 500,000	$ 432,186
1.65%, 04/15/28	500,000	435,732
Total Agency Obligations (Cost $901,148)		867,918
ASSET-BACKED SECURITIES — 12.8%
Dext ABS LLC, Series 2020-1, Class B
1.92%, 11/15/27 144A	321,276	318,289
Dext ABS LLC, Series 2021-1, Class D
2.81%, 03/15/29 144A	450,000	388,487
Dext ABS LLC, Series 2023-1, Class C
7.13%, 09/15/32 144A	535,000	519,843
Dext ABS LLC, Series 2023-1, Class D
8.82%, 03/15/33 144A	370,000	359,997
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B
2.94%, 01/20/49 144A	450,550	334,034
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A
5.49%, 06/25/27 144A	1,000,000	983,937
Loanpal Solar Loan, Ltd., Series 2021-2GS, Class A
2.22%, 03/20/48 144A	410,077	296,534
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	773,582	704,350
SUNNOVA HELIOS II ISSUER LLC, Series 2019-AA, Class A
3.75%, 06/20/46 144A	467,493	413,015
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	290,744	239,135
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	323,279	272,417
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	434,624	359,761
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	611,921	569,516
Sunnova Helios XII Issuer LLC, Series 2023-B, Class C
6.00%, 08/22/50 144A	492,643	428,534
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	1,830,979	1,432,280
	Par	Value
Sunrun Iris Issuer LLC, Series 2023-1A, Class A
5.75%, 01/30/59 144A	$ 199,108	$ 184,795
Tesla Auto Lease Trust, Series 2021-A, Class B
1.02%, 03/20/25 144A	200,000	198,544
Tesla Auto Lease Trust, Series 2021-A, Class D
1.34%, 03/20/25 144A	890,000	876,029
Tesla Auto Lease Trust, Series 2021-B, Class C
1.12%, 09/22/25 144A	800,000	766,812
Tesla Auto Lease Trust, Series 2021-B, Class D
1.32%, 09/22/25 144A	500,000	478,103
Total Asset-Backed Securities (Cost $10,302,333)		10,124,412
CORPORATE BONDS — 20.1%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,227,969
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,202,415
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,228,976
4.20%, 02/22/52	750,000	562,404
Avangrid, Inc.
3.15%, 12/01/24	850,000	819,845
3.80%, 06/01/29	450,000	400,329
Baxalta, Inc.
4.00%, 06/23/25	500,000	485,187
Becton, Dickinson and Co.
4.69%, 02/13/28	1,600,000	1,551,898
4.67%, 06/06/47	800,000	666,380
BlueHub Loan Fund, Inc.
3.10%, 01/01/30	625,000	509,876
Bridge Housing Corporation
3.25%, 07/15/30	300,000	255,799
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	258,008
Essential Utilities, Inc.
5.30%, 05/01/52	750,000	644,821
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	375,403
5.65%, 12/01/41	438,000	425,767
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	719,093
Low Income Investment Fund
3.39%, 07/01/26	600,000	553,081
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	198,362
National Community Renaissance of California
3.27%, 12/01/32	600,000	474,238

	Par	Value
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	$ 500,000	$ 465,984
2.44%, 01/15/32Δ	980,000	758,858
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	424,095
Providence College
3.19%, 11/01/50	600,000	369,510
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	449,806
UnitedHealth Group, Inc.
5.05%, 04/15/53	600,000	537,303
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	274,881
Total Corporate Bonds (Cost $16,813,919)		15,840,288
FOREIGN BONDS — 1.4%
United Kingdom — 1.4%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	598,249
Vodafone Group PLC
4.38%, 02/19/43	700,000	539,886
Total Foreign Bonds (Cost $1,208,166)		1,138,135
LOAN AGREEMENTS — 0.1%
Ciello Supermarket, Inc. STRIP, SBA Loan
0.23%, 09/15/31 IO †††	1,627,572	6,451
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46†††	276,777	9,682
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46†††	474,334	6,223
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31†††	447,704	4,089
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46†††	353,199	12,356
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	254,812	3,758
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31†††	380,117	8,743
Total Loan Agreements (Cost $56,639)		51,302
MORTGAGE-BACKED SECURITIES — 31.2%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.42%, 01/17/39 144A †	685,000	665,896
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	297,901	227,854
	Par	Value
2.00%, 03/01/51	$ 732,664	$ 560,272
3.00%, 02/01/52	651,976	540,655
3.50%, 03/01/52	1,442,607	1,242,977
4.00%, 06/01/52	511,269	455,897
4.50%, 07/01/52	289,414	266,050
5.50%, 08/01/53	2,801,253	2,709,468
6.00%, 08/01/53	1,247,921	1,232,554
6.00%, 09/01/53	568,757	561,753
Federal National Mortgage Association
3.15%, 11/01/27	246,670	228,158
0.00%, 09/01/28 TBA	500,000	497,480
1.59%, 03/01/31	500,000	387,063
1.61%, 03/01/31	473,851	376,541
1.62%, 03/01/31	500,000	382,755
2.03%, 04/01/31	250,000	200,909
2.59%, 03/01/32	535,858	443,907
1.65%, 03/01/33	500,000	377,062
2.01%, 03/01/33	100,000	77,172
2.00%, 03/01/51	1,907,321	1,458,597
3.00%, 02/01/52	2,014,373	1,670,010
3.50%, 03/01/52	1,444,455	1,244,820
3.50%, 04/01/52	724,866	624,474
4.00%, 06/01/52	1,377,869	1,228,609
4.50%, 07/01/52	350,516	322,192
5.00%, 09/01/52	484,891	458,157
5.50%, 10/01/52	538,134	521,037
6.00%, 11/01/52	242,455	239,733
6.50%, 11/01/52	198,100	199,492
6.50%, 12/01/52	242,938	244,589
6.00%, 08/01/53	1,506,936	1,488,379
6.50%, 09/01/53	728,600	733,353
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	443,583	398,846
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 9.32%, 06/25/30†	46,378	49,736
(Floating, Prime Rate U.S. + 0.91%), 9.16%, 12/25/30†	116,773	127,428
(Floating, Prime Rate U.S. + 2.33%), 10.58%, 01/25/31†	91,695	99,538
(Floating, Prime Rate U.S. + 1.03%), 9.28%, 02/25/31†	153,548	167,819
(Floating, Prime Rate U.S. + 0.33%), 8.58%, 07/25/31†	245,257	262,003
(Floating, Prime Rate U.S. + 0.84%), 9.09%, 08/25/31†	200,466	220,500
(Floating, Prime Rate U.S. + 0.64%), 8.89%, 07/25/32†	116,623	125,497
(Floating, Prime Rate U.S. - 0.34%), 7.91%, 12/25/45†	171,737	187,936
(Floating, Prime Rate U.S. + 0.54%), 8.79%, 12/25/45†	192,480	210,240
(Floating, Prime Rate U.S. + 0.12%), 8.37%, 01/25/46†	147,135	159,173
(Floating, Prime Rate U.S. + 0.33%), 8.58%, 04/25/46†	201,448	216,145

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Prime Rate U.S. + 0.38%), 8.63%, 08/25/46†	$464,435	$ 511,365
Total Mortgage-Backed Securities (Cost $26,046,809)		24,604,091
MUNICIPAL BONDS — 11.5%
California Municipal Finance Authority, Revenue Bond
4.57%, 10/01/52	500,000	413,245
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	490,352
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	125,712
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	499,502
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	199,243
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	537,120
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	171,059
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	369,702
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	115,462
2.05%, 03/01/30	420,000	337,883
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	210,243
2.68%, 11/01/34	275,000	207,142
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	170,422
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	556,473
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	407,686
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	150,000	138,296
0.92%, 11/01/25	200,000	180,800
1.02%, 05/01/26	250,000	223,400
New York State Housing Finance Agency, Revenue Bond (SonyMA Insured)
1.13%, 11/01/25	165,000	150,133
	Par	Value
Newark Higher Education Finance Corporation, Revenue Bond, Series A
4.62%, 04/01/50	$ 600,000	$ 455,363
North Carolina Capital Facilities Finance Agency, Revenue Bond, Series B
1.05%, 10/01/23	150,000	150,000
1.43%, 10/01/24	100,000	95,460
Philadelphia Authority for Industrial Development, Revenue Bond, Holy Family University Project
4.30%, 09/01/24	200,000	196,622
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	438,890
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	424,439
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	232,981
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	245,905
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	342,661
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	494,323
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	294,776
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	158,896
Total Municipal Bonds (Cost $9,503,641)		9,034,191
PRIVATE INVESTMENT — 1.2%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	917,156
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investment (Cost $1,000,000)		917,156
U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bonds
4.00%, 11/15/42	500,000	443,867
3.63%, 08/15/43	4,250,000	3,547,339
4.00%, 11/15/52	1,350,000	1,196,859
3.63%, 02/15/53	1,750,000	1,447,715
		6,635,780
U.S. Treasury Notes
1.50%, 08/15/26	1,750,000	1,595,440
1.13%, 08/31/28	4,000,000	3,388,047

	Par	Value
0.63%, 08/15/30	$3,200,000	$ 2,456,625
		7,440,112
Total U.S. Treasury Obligations (Cost $14,903,297)		14,075,892

	Shares
MONEY MARKET FUNDS — 3.4%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø ∞	2,458,226	2,458,226
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	254,858	254,858
Total Money Market Funds (Cost $2,713,084)		2,713,084
TOTAL INVESTMENTS —100.6% (Cost $83,449,036)		79,366,469
Liabilities in Excess of Other Assets — (0.6)%		(495,225)
NET ASSETS — 100.0%		$78,871,244
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 14.0%
Communication Services — 0.7%
Activision Blizzard, Inc.	5,290	$ 495,303
Alphabet, Inc. Class A*	5,359	701,279
Alphabet, Inc. Class C*	4,117	542,826
AT&T, Inc.	12,587	189,057
Charter Communications, Inc. Class AΔ*	646	284,124
Comcast Corporation Class A	11,378	504,500
Electronic Arts, Inc.	2,410	290,164
Fox Corporation Class A	923	28,798
Fox Corporation Class B	2,914	84,156
Liberty Broadband Corporation*	819	74,791
Meta Platforms, Inc. Class A*	2,256	677,274
Netflix, Inc.*	377	142,355
Omnicom Group, Inc.	10,542	785,168
Sirius XM Holdings, Inc.Δ	22,135	100,050
Snap, Inc. Class A*	7,344	65,435
Take-Two Interactive Software, Inc.*	826	115,962
T-Mobile US, Inc.*	4,333	606,837
Verizon Communications, Inc.	108,408	3,513,503
Walt Disney Co. (The)*	6,201	502,591
ZoomInfo Technologies, Inc.*	2,492	40,869
		9,745,042
Consumer Discretionary — 0.5%
Amazon.com, Inc.*	9,856	1,252,895
Booking Holdings, Inc.*	25	77,099
Domino’s Pizza, Inc.	154	58,334
Genuine Parts Co.	1,310	189,138
Home Depot, Inc. (The)	2,278	688,320
Lear Corporation	410	55,022
Lowe’s Cos., Inc.	530	110,155
McDonald’s Corporation	6,222	1,639,124
NIKE, Inc. Class B	1,129	107,955
O’Reilly Automotive, Inc.*	324	294,471
Pool Corporation	183	65,166
Rivian Automotive, Inc. Class AΔ*	3,329	80,828
Service Corporation InternationalΔ	844	48,226
Starbucks Corporation	949	86,615
Tesla, Inc.*	3,498	875,269
TJX Cos., Inc. (The)	1,799	159,895
Tractor Supply Co.Δ	402	81,626
Yum! Brands, Inc.	1,953	244,008
		6,114,146
Consumer Staples — 2.3%
Church & Dwight Co., Inc.	720	65,974
Clorox Co. (The)	702	92,004
Coca-Cola Co. (The)	4,866	272,399
Colgate-Palmolive Co.	55,033	3,913,397
Costco Wholesale Corporation	390	220,334
Dollar General Corporation	2,378	251,592
Dollar Tree, Inc.*	882	93,889
General Mills, Inc.	6,449	412,672
Hershey Co. (The)	8,785	1,757,703
Hormel Foods Corporation	1,816	69,062
J.M. Smucker Co. (The)	523	64,282
	Shares	Value
Kellogg Co.	1,893	$ 112,652
Kenvue, Inc.	114,410	2,297,353
Kimberly-Clark Corporation	27,271	3,295,700
Kroger Co. (The)	1,546	69,183
McCormick & Co., Inc. (Non-Voting Shares)	998	75,489
Mondelez International, Inc. Class A	56,441	3,917,005
PepsiCo, Inc.	23,838	4,039,111
Procter & Gamble Co. (The)	30,494	4,447,855
Target Corporation	601	66,453
Tyson Foods, Inc. Class A	1,026	51,803
Walmart, Inc.	25,754	4,118,837
		29,704,749
Energy — 1.0%
Baker Hughes Co.	41,123	1,452,464
Chevron Corporation	23,238	3,918,392
ConocoPhillips	1,427	170,955
Coterra Energy, Inc.	5,242	141,796
EOG Resources, Inc.	2,475	313,731
EQT CorporationΔ	1,420	57,624
Exxon Mobil Corporation	56,182	6,605,879
Pioneer Natural Resources Co.	1,128	258,932
		12,919,773
Financials — 2.4%
Aflac, Inc.	12,627	969,122
Allstate Corporation (The)	18,527	2,064,093
American Express Co.	556	82,950
Arch Capital Group, Ltd.*	1,224	97,565
Arthur J. Gallagher & Co.	1,673	381,327
Bank of America Corporation	5,176	141,719
Bank of New York Mellon Corporation (The)	18,835	803,313
Berkshire Hathaway, Inc. Class B*	12,823	4,491,897
BlackRock, Inc.	2,527	1,633,680
Capitol Federal Financial, Inc.Δ	188,915	901,125
Cboe Global Markets, Inc.	1,124	175,580
Charles Schwab Corporation (The)	23,488	1,289,491
CME Group, Inc.	3,200	640,704
Commerce Bancshares, Inc.	11,142	534,593
Cullen/Frost Bankers, Inc.	843	76,890
Everest Group, Ltd.	258	95,891
First Citizens BancShares, Inc. Class A	115	158,712
First Horizon Corporation	9,110	100,392
Fiserv, Inc.*	3,685	416,258
Intercontinental Exchange, Inc.	3,810	419,176
JPMorgan Chase & Co.	20,715	3,004,089
M&T Bank Corporation	1,344	169,949
Markel Corporation*	42	61,845
MarketAxess Holdings, Inc.	210	44,864
Marsh & McLennan Cos., Inc.	17,595	3,348,329
Mastercard, Inc. Class A	921	364,633
Morgan Stanley	798	65,173
Nasdaq, Inc.	694	33,721
Northern Trust Corporation	10,326	717,450
PayPal Holdings, Inc.*	604	35,310

	Shares	Value
PNC Financial Services Group, Inc. (The)	6,550	$ 804,144
Progressive Corporation (The)	5,128	714,330
Reinsurance Group of America, Inc.	6,859	995,858
S&P Global, Inc.	275	100,488
T. Rowe Price Group, Inc.	16,945	1,777,022
Travelers Cos., Inc. (The)	2,291	374,143
Truist Financial Corporation	12,904	369,183
U.S. Bancorp	16,438	543,440
Visa, Inc. Class AΔ	6,770	1,557,168
W.R. Berkley Corporation	1,276	81,013
Wells Fargo & Co.	4,791	195,760
		30,832,390
Health Care — 1.9%
Abbott Laboratories	5,126	496,453
Amgen, Inc.	2,847	765,160
Becton, Dickinson and Co.	22,028	5,694,899
Bio-Rad Laboratories, Inc. Class A*	272	97,498
Bristol-Myers Squibb Co.	44,627	2,590,151
CVS Health Corporation	6,406	447,267
Danaher Corporation	3,678	912,512
Eli Lilly and Co.	5,098	2,738,289
Fortrea Holdings, Inc.*	1,839	52,577
Gilead Sciences, Inc.	5,798	434,502
Henry Schein, Inc.*	5,600	415,800
Hologic, Inc.*	6,323	438,816
Incyte Corporation*	6,753	390,121
Laboratory Corporation of America Holdings	2,167	435,675
Neurocrine Biosciences, Inc.*	1,536	172,800
Quest Diagnostics, Inc.	13,869	1,690,076
Regeneron Pharmaceuticals, Inc.*	894	735,726
Revvity, Inc.	1,288	142,582
Seagen, Inc.*	2,716	576,200
Thermo Fisher Scientific, Inc.	2,593	1,312,499
UnitedHealth Group, Inc.	6,590	3,322,612
Vertex Pharmaceuticals, Inc.*	2,300	799,802
		24,662,017
Industrials — 1.6%
3M Co.	7,936	742,968
AGCO Corporation	423	50,032
Automatic Data Processing, Inc.	17,180	4,133,164
Boeing Co. (The)*	241	46,195
Booz Allen Hamilton Holding Corporation	470	51,357
Caterpillar, Inc.	309	84,357
Cummins, Inc.	987	225,490
Emerson Electric Co.	9,467	914,228
Expeditors International of Washington, Inc.	566	64,881
Fastenal Co.	2,018	110,264
General Dynamics Corporation	1,416	312,894
General Electric Co.	3,855	426,170
Hubbell, Inc.	1,545	484,218
J.B. Hunt Transport Services, Inc.	492	92,752
L3Harris Technologies, Inc.	1,134	197,452
	Shares	Value
Leidos Holdings, Inc.	365	$ 33,638
Lockheed Martin Corporation	2,261	924,659
Norfolk Southern Corporation	15,110	2,975,612
Northrop Grumman Corporation	919	404,535
Old Dominion Freight Line, Inc.	475	194,342
Paychex, Inc.	1,876	216,359
Republic Services, Inc.	13,076	1,863,461
Rollins, Inc.	2,115	78,953
RTX Corporation	58,802	4,231,980
Southwest Airlines Co.	3,672	99,401
Union Pacific Corporation	861	175,325
United Parcel Service, Inc. Class B	10,854	1,691,813
W.W. Grainger, Inc.	142	98,241
Waste Management, Inc.	3,356	511,589
Watsco, Inc.	248	93,675
		21,530,005
Information Technology — 2.1%
Adobe, Inc.*	275	140,222
Advanced Micro Devices, Inc.*	1,207	124,104
Amdocs, Ltd.	1,244	105,106
Amphenol Corporation Class A	1,417	119,014
ANSYS, Inc.*	297	88,372
Apple, Inc.	20,678	3,540,280
Broadcom, Inc.	454	377,083
CDW Corporation	439	88,573
Cisco Systems, Inc.	81,287	4,369,989
Cognizant Technology Solutions Corporation Class A	955	64,692
Corning, Inc.	87,930	2,679,227
Fair Isaac Corporation*	117	101,618
First Solar, Inc.*	424	68,514
Intel Corporation	26,715	949,718
International Business Machines Corporation	2,004	281,161
Keysight Technologies, Inc.*	1,984	262,503
Micron Technology, Inc.	5,589	380,220
Microsoft Corporation	21,396	6,755,787
Motorola Solutions, Inc.	1,011	275,235
NVIDIA Corporation	2,100	913,479
Oracle Corporation	13,168	1,394,755
QUALCOMM, Inc.	1,750	194,355
Roper Technologies, Inc.	637	308,486
Salesforce, Inc.*	1,117	226,505
Texas Instruments, Inc.	16,408	2,609,036
Twilio, Inc. Class A*	828	48,463
VeriSign, Inc.*	400	81,012
VMware, Inc. Class A*	1,150	191,452
Workday, Inc. Class A*	815	175,103
Zoom Video Communications, Inc. Class A*	680	47,559
		26,961,623
Materials — 0.2%
Ball CorporationΔ	1,278	63,619
Corteva, Inc.	4,225	216,151
Dow, Inc.	1,501	77,391

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Newmont CorporationΔ	6,227	$ 230,088
Packaging Corporation of America	14,744	2,263,941
		2,851,190
Real Estate — 0.2%
American Tower Corporation REIT	7,215	1,186,507
Equinix, Inc. REIT	464	336,985
Prologis, Inc. REIT	933	104,692
Public Storage REIT	5,446	1,435,130
SBA Communications Corporation REIT	337	67,457
		3,130,771
Utilities — 1.1%
American Water Works Co., Inc.	502	62,163
Atmos Energy CorporationΔ	37,688	3,992,290
Consolidated Edison, Inc.	3,168	270,959
Dominion Energy, Inc.	6,888	307,687
Duke Energy Corporation	22,501	1,985,938
Essential Utilities, Inc.	1,601	54,962
Eversource Energy	20,644	1,200,448
NextEra Energy, Inc.	3,554	203,609
ONE Gas, Inc.Δ	39,515	2,698,084
Southern Co. (The)	2,760	178,627
Spire, Inc.Δ	47,798	2,704,411
WEC Energy Group, Inc.	2,076	167,222
		13,826,400
Total Common Stocks (Cost $187,177,709)		182,278,106

FOREIGN COMMON STOCKS — 2.9%
Canada — 0.1%
BCE, Inc.Δ	19,218	733,630
France — 0.4%
Legrand SA	8,665	796,195
Sanofi	23,442	2,517,091
TotalEnergies SE	24,111	1,585,283
		4,898,569
Ireland — 1.0%
Accenture PLC Class A	4,869	1,495,318
Aon PLC Class A	1,473	477,576
Linde PLC	11,416	4,250,748
Medtronic PLC‡	91,648	7,181,537
Willis Towers Watson PLC	506	105,734
		13,510,913
Jersey — 0.1%
Amcor PLC	91,548	838,580
Netherlands — 0.2%
Akzo Nobel NV	16,395	1,182,055
Koninklijke Ahold Delhaize NV	43,025	1,296,760
		2,478,815
	Shares	Value
Sweden — 0.0%
Assa Abloy AB, B Shares	27,456	$ 596,580
Switzerland — 0.7%
Chubb, Ltd.	8,932	1,859,464
Nestle SA	13,129	1,486,150
Novartis AG	15,196	1,551,947
Roche Holding AG	11,554	3,154,255
TE Connectivity, Ltd.	10,598	1,309,171
		9,360,987
United Kingdom — 0.4%
Bunzl PLC	17,752	632,216
Smith & Nephew PLC ADRΔ	43,640	1,080,963
Unilever PLC	59,212	2,931,431
		4,644,610
Total Foreign Common Stocks (Cost $39,285,899)		37,062,684

PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25% CONV	509	566,115
NextEra Energy, Inc.
6.93% CONV	22,982	869,409
Total Preferred Stocks (Cost $1,731,738)		1,435,524
MASTER LIMITED PARTNERSHIP — 0.1%
AllianceBernstein Holding LP (Cost $1,429,188)	39,931	1,211,906
MUTUAL FUNDS — 0.0%
iShares Russell 1000 Value ETF (Cost $329,179)	2,158	327,628

	Par
CORPORATE BONDS — 20.1%
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	$ 634,000	750,910
0.38%, 09/01/27 CONVΔ	4,156,000	4,349,254
1.13%, 02/15/29 144A CONVΔ	1,254,000	1,270,929
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 CONVΔ	3,409,000	3,161,848
Altair Engineering, Inc.
1.75%, 06/15/27 CONV	1,720,000	1,828,360
Alteryx, Inc.
1.00%, 08/01/26 CONV	649,000	578,383
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 144A CONV	1,929,000	1,927,071

	Par	Value
Axon Enterprise, Inc.
0.50%, 12/15/27 144A CONV	$3,125,000	$3,343,750
Bank of America Corporation
(Variable, CME Term SOFR 3M + 4.81%), 6.30%, 03/10/26ρΔ^	1,894,000	1,867,654
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.36%), 4.70%, 09/20/25ρ^	1,625,000	1,568,223
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	1,349,000	1,308,530
0.38%, 07/01/27 CONV	908,000	789,052
BILL Holdings, Inc.
0.00%, 12/01/25 CONV»	1,313,000	1,326,130
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	3,653,000	3,552,542
Blackline, Inc.
0.13%, 08/01/24 CONV	2,718,000	2,716,369
0.00%, 03/15/26 CONV»	2,079,000	1,800,934
Block, Inc.
0.13%, 03/01/25 CONV	676,000	630,708
Booking Holdings, Inc.
0.75%, 05/01/25 CONV	1,079,000	1,807,325
Box, Inc.
0.00%, 01/15/26 CONV»	1,733,000	1,877,706
Burlington Stores, Inc.
2.25%, 04/15/25 CONV	2,538,000	2,485,717
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 CONV	1,933,000	1,709,545
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ^	2,238,000	2,161,299
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 4.00%, 06/01/26ρ^	802,000	670,838
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26 CONV	1,690,000	1,404,813
Chefs' Warehouse, Inc. (The)
2.38%, 12/15/28 144A CONV	2,179,000	1,773,052
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.33%), 9.70%, 10/30/23†ρ	1,929,000	1,929,256
CMS Energy Corporation
3.38%, 05/01/28 144A CONV	1,281,000	1,207,343
CONMED Corporation
2.25%, 06/15/27 CONV	3,649,000	3,492,093
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 CONV	1,989,000	1,652,113
	Par	Value
CSG Systems International, Inc.
3.88%, 09/15/28 144A CONV	$1,379,000	$1,348,800
Datadog, Inc.
0.13%, 06/15/25 CONV	3,615,000	4,260,277
Dexcom, Inc.
0.25%, 11/15/25 CONV	2,718,000	2,575,305
0.38%, 05/15/28 144A CONV	2,605,000	2,323,660
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 CONV»	3,776,000	2,905,254
Dropbox, Inc.
0.00%, 03/01/26 CONV»	2,186,000	2,070,142
0.00%, 03/01/28 CONVΔ»	2,740,000	2,608,480
Enphase Energy, Inc.
0.00%, 03/01/26 CONV»	2,738,000	2,416,285
0.00%, 03/01/28 CONVΔ»	577,000	480,353
Envestnet, Inc.
0.75%, 08/15/25 CONV	1,494,000	1,383,263
2.63%, 12/01/27 144A CONV	2,833,000	2,596,445
Envista Holdings Corporation
1.75%, 08/15/28 144A CONV	893,000	826,918
Etsy, Inc.
0.13%, 10/01/26 CONV	3,144,000	3,206,880
0.13%, 09/01/27 CONV	1,462,000	1,176,910
Exact Sciences Corporation
0.38%, 03/15/27 CONV	4,690,000	4,267,900
FirstEnergy Corporation
4.00%, 05/01/26 144A CONV	2,391,000	2,313,293
Five9, Inc.
0.50%, 06/01/25 CONV	2,547,000	2,382,719
Ford Motor Co.
0.00%, 03/15/26 CONV»	4,724,000	4,664,950
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	2,440,000	2,310,680
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	1,778,000	1,509,166
1.00%, 08/15/28 CONV	1,103,000	1,035,441
Insulet Corporation
0.38%, 09/01/26 CONV	1,131,000	1,111,773
Integer Holdings Corporation
2.13%, 02/15/28 144A CONV	1,560,000	1,702,740
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 CONV	798,000	731,766
InterDigital, Inc.
3.50%, 06/01/27 CONV	1,698,000	2,006,866
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 CONVΔ»	2,286,000	2,243,709

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 CONV	$4,246,000	$4,216,703
1.50%, 06/15/26 CONV	746,000	728,767
Itron, Inc.
0.00%, 03/15/26 CONV»	1,609,000	1,391,785
Jamf Holding Corporation
0.13%, 09/01/26 CONV	1,286,000	1,083,455
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	3,747,000	3,833,649
JetBlue Airways Corporation
0.50%, 04/01/26 CONVΔ	2,722,000	2,117,988
John Bean Technologies Corporation
0.25%, 05/15/26 CONV	3,139,000	2,831,378
JPMorgan Chase & Co.
(Variable, CME Term SOFR 3M + 3.38%), 5.00%, 08/01/24ρ^	1,496,000	1,446,923
LCI Industries
1.13%, 05/15/26 CONV	3,324,000	3,104,616
Liberty Media Corporation
3.75%, 03/15/28 144A CONV	3,614,000	4,125,381
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	2,821,000	2,758,938
Live Nation Entertainment, Inc.
2.00%, 02/15/25 CONVΔ	2,871,000	2,938,366
3.13%, 01/15/29 144A CONVΔ	2,210,000	2,297,295
Lumentum Holdings, Inc.
0.25%, 03/15/24 CONV	1,160,000	1,151,300
0.50%, 12/15/26 CONV	3,056,000	2,576,208
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	2,683,000	3,061,303
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 CONV»	2,871,000	2,527,916
3.25%, 12/15/27 144A CONVΔ	740,000	647,500
Microchip Technology, Inc.
0.13%, 11/15/24 CONVΔ	5,457,000	5,757,135
MicroStrategy, Inc.
0.75%, 12/15/25 CONVΔ	1,478,000	1,605,551
NCL Corporation, Ltd.
1.13%, 02/15/27 CONV	4,808,000	4,002,660
NextEra Energy Partners LP
0.00%, 11/15/25 144A CONV»	3,039,000	2,552,760
2.50%, 06/15/26 144A CONV	1,574,000	1,342,622
NRG Energy, Inc.
2.75%, 06/01/48 CONV	1,885,000	2,003,755
	Par	Value
NuVasive, Inc.
0.38%, 03/15/25 CONV	$1,502,000	$1,387,097
Okta, Inc.
0.38%, 06/15/26 CONV	2,734,000	2,393,617
ON Semiconductor Corporation
0.50%, 03/01/29 144A CONV	3,067,000	3,382,901
Parsons Corporation
0.25%, 08/15/25 CONV	1,932,000	2,462,334
Patrick Industries, Inc.
1.75%, 12/01/28 CONV	1,382,000	1,310,827
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV»	2,677,000	2,027,828
Perficient, Inc.
0.13%, 11/15/26 CONV	1,473,000	1,187,680
Post Holdings, Inc.
2.50%, 08/15/27 CONV	4,364,000	4,348,726
Rapid7, Inc.
0.25%, 03/15/27 CONV	3,306,000	2,832,829
1.25%, 03/15/29 144A CONV	1,138,000	1,108,412
Sabre GLBL, Inc.
4.00%, 04/15/25 CONV	2,412,000	2,397,046
Sarepta Therapeutics, Inc.
1.25%, 09/15/27 CONV	2,108,000	2,364,965
Seagate HDD Cayman
3.50%, 06/01/28 144A CONV	877,000	903,818
Shift4 Payments, Inc.
0.00%, 12/15/25 CONV»	1,315,000	1,300,535
0.50%, 08/01/27 CONVΔ	1,129,000	970,263
Shockwave Medical, Inc.
1.00%, 08/15/28 144A CONV	1,128,000	1,085,136
Southwest Airlines Co.
1.25%, 05/01/25 CONVΔ	4,168,000	4,152,370
Spirit Airlines, Inc.
1.00%, 05/15/26 CONV	3,791,000	3,171,171
Splunk, Inc.
1.13%, 09/15/25 CONV	4,126,000	4,443,702
1.13%, 06/15/27 CONV	2,279,000	2,161,632
Stride, Inc.
1.13%, 09/01/27 CONV	2,755,000	2,907,903
Tetra Tech, Inc.
2.25%, 08/15/28 144A CONVΔ	2,232,000	2,209,680
TripAdvisor, Inc.
0.25%, 04/01/26 CONV	313,000	266,050
Truist Financial Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.61%), 4.95%, 09/01/25ρΔ^	2,560,000	2,360,529
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.35%), 5.10%, 03/01/30ρΔ^	725,000	623,472
Uber Technologies, Inc.
0.00%, 12/15/25 CONV»	2,837,000	2,660,868
Varonis Systems, Inc.
1.25%, 08/15/25 CONV	1,561,000	1,831,053

	Par	Value
Ventas Realty LP REIT
3.75%, 06/01/26 144A CONV	$2,287,000	$ 2,240,117
Verint Systems, Inc.
0.25%, 04/15/26 CONV	3,817,000	3,277,849
Wayfair, Inc.
1.00%, 08/15/26 CONV	4,830,000	3,972,675
3.25%, 09/15/27 CONV	1,221,000	1,476,189
Winnebago Industries, Inc.
1.50%, 04/01/25 CONV	1,564,000	1,756,372
Wolfspeed, Inc.
1.88%, 12/01/29 144A CONV	5,005,000	3,280,777
Workiva, Inc.
1.25%, 08/15/28 144A CONVΔ	1,833,000	1,817,420
Ziff Davis, Inc.
1.75%, 11/01/26 CONV	4,356,000	4,027,122
Zillow Group, Inc.
2.75%, 05/15/25 CONVΔ	3,352,000	3,457,588
1.38%, 09/01/26 CONV	1,658,000	1,992,087
Zscaler, Inc.
0.13%, 07/01/25 CONV	4,068,000	4,906,008
Total Corporate Bonds (Cost $271,152,368)		261,962,324
FOREIGN BONDS — 1.4%
Canada — 0.3%
IMAX Corporation
0.50%, 04/01/26 CONV	3,492,000	3,273,750
Israel — 0.4%
CyberArk Software, Ltd.
0.00%, 11/15/24 CONV»	2,602,000	3,011,815
Nice, Ltd.
0.00%, 09/15/25 CONV»	2,828,000	2,559,340
		5,571,155
Jersey — 0.2%
Novocure, Ltd.
0.00%, 11/01/25 CONV»	2,306,000	2,003,453
Netherlands — 0.4%
QIAGEN NV
0.00%, 12/17/27 CONV»	2,600,000	2,295,763
STMicroelectronics NV
0.00%, 08/04/25 CONV»	3,200,000	3,556,213
		5,851,976
United Kingdom — 0.1%
Barclays Bank PLC
0.00%, 02/04/25 CONV†††»	1,174,000	1,886,571
Total Foreign Bonds (Cost $18,778,057)		18,586,905

Shares
EQUITY-LINKED SECURITIES — 0.4%
Analog Devices, Inc., Issued by JPMorgan Chase Bank National Association, Maturity Date 02/20/2024†††	1,895	339,034
	Shares	Value
Applied Materials, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 03/20/2024†††	2,398	$ 325,552
Automatic Data Processing, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity 01/24/2024 144A†††	1,681	398,834
Berkshire Hathaway, Inc. Class B, Issued by BofA Finance LLC, Maturity Date 11/06/2023†††	1,591	539,476
Berkshire Hathaway, Inc. Class B, Issued by UBS AG, Maturity Date 03/20/2024 144A†††	1,148	414,394
Berkshire Hathaway, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 01/24/2024 144A†††	1,148	391,962
Berkshire Hathaway, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 02/07/2024 144A†††	1,372	476,976
Emerson Electric Co., Issued by UBS AG, Maturity Date 10/19/2023 144A†††	5,266	478,100
Hershey Co., Issued by UBS AG, Maturity Date 10/24/2023 144A†††	1,502	371,805
Linde PLC, Issued by Merrill Lynch International & Co. CV, Maturity Date 01/03/2024†††	1,045	394,707
Target Corporation, Issued by Merrill Lynch International & Co. CV, Maturity Date 01/03/2024†††	2,816	344,594
Teradyne, Inc., Issued by Royal Bank of Canada, Maturity Date 11/08/2023 144A†††	4,577	436,829
Total Equity-Linked Securities (Cost $4,923,275)		4,912,263
MONEY MARKET FUNDS — 6.1%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	26,673,759	26,673,759
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	16,589,074	16,589,074
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	35,789,806	35,789,806
Total Money Market Funds (Cost $79,052,639)		79,052,639

	Par
U.S. TREASURY OBLIGATIONS — 52.4%
U.S. Treasury Bills
5.19%, 10/26/23Ω	$79,000,000	78,722,008
5.24%, 02/08/24Ω‡‡Δ	81,400,000	79,854,807
		158,576,815
U.S. Treasury Notes
0.13%, 12/15/23Δ	91,900,000	90,938,832
0.25%, 03/15/24Δ	95,300,000	93,128,029
0.25%, 06/15/24‡‡Δ	97,900,000	94,388,767
0.38%, 09/15/24‡‡Δ	96,800,000	92,247,870
1.00%, 12/15/24‡‡	10,800,000	10,257,047

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
1.13%, 02/28/27	$81,000,000	$ 71,903,320
0.75%, 01/31/28	84,000,000	71,235,937
		524,099,802
Total U.S. Treasury Obligations (Cost $703,979,728)		682,676,617

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 4.2%
Call Options — 4.2%
S&P 500®, Strike Price $451.00, Expires 02/28/29 (MSCS)	240	$104,390,640	24,920,174
S&P 500®, Strike Price $465.00, Expires 11/30/27 (MSCS)	390	169,634,790	30,218,565
Total Purchased Options (Premiums paid $64,369,404)			55,138,739
TOTAL INVESTMENTS — 101.7% (Cost $1,372,209,184)			1,324,645,335

WRITTEN OPTIONS — (0.5)%
Put Options — (0.5)%
Medtronic, Inc., Strike Price $75.00, Expires 10/20/23 (MSCS)	(22)	(172,392)	(968)
S&P 500®, Strike Price $4,245.00, Expires 10/06/23 (MSCS)	(59)	(25,662,699)	(113,280)
S&P 500®, Strike Price $4,245.00, Expires 10/13/23 (MSCS)	(80)	(34,796,880)	(260,400)
S&P 500®, Strike Price $4,245.00, Expires 10/27/23 (MSCS)	(94)	(40,886,334)	(471,880)
S&P 500®, Strike Price $4,280.00, Expires 10/06/23 (MSCS)	(15)	(6,524,415)	(48,177)
S&P 500®, Strike Price $4,280.00, Expires 10/13/23 (MSCS)	(40)	(17,398,440)	(181,589)
S&P 500®, Strike Price $4,280.00, Expires 10/27/23 (MSCS)	(89)	(38,711,529)	(553,338)
S&P 500®, Strike Price $4,280.00, Expires 11/03/23 (MSCS)	(1)	(434,961)	(7,035)
S&P 500®, Strike Price $4,290.00, Expires 10/06/23 (MSCS)	(117)	(50,890,437)	(407,979)
S&P 500®, Strike Price $4,290.00, Expires 10/13/23 (MSCS)	(32)	(13,918,752)	(154,080)
S&P 500®, Strike Price $4,295.00, Expires 10/27/23 (MSCS)	(18)	(7,829,298)	(121,950)
S&P 500®, Strike Price $4,300.00, Expires 10/06/23 (MSCS)	(23)	(10,004,103)	(89,010)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $4,325.00, Expires 10/13/23 (MSCS)	(44)	$(19,138,284)	$ (285,780)
S&P 500®, Strike Price $4,330.00, Expires 10/27/23 (MSCS)	(38)	(16,528,518)	(309,434)
S&P 500®, Strike Price $4,335.00, Expires 10/06/23 (MSCS)	(1)	(434,961)	(5,810)
S&P 500®, Strike Price $4,335.00, Expires 10/20/23 (MSCS)	(185)	(80,467,785)	(1,485,550)
S&P 500®, Strike Price $4,360.00, Expires 10/20/23 (MSCS)	(52)	(22,617,972)	(493,220)
S&P 500®, Strike Price $4,460.00, Expires 10/06/23 (MSCS)	(14)	(6,089,454)	(225,375)
S&P 500®, Strike Price $4,460.00, Expires 10/13/23 (MSCS)	(4)	(1,739,844)	(65,460)
S&P 500®, Strike Price $4,460.00, Expires 10/20/23 (MSCS)	(1)	(434,961)	(16,800)
S&P 500®, Strike Price $4,465.00, Expires 10/13/23 (MSCS)	(35)	(15,223,635)	(564,500)
S&P 500®, Strike Price $4,465.00, Expires 10/20/23 (MSCS)	(4)	(1,739,844)	(67,632)
Zimmer Biomet Holdings, Inc., Strike Price $100.00, Expires 10/20/23 (MSCS)	(16)	(179,552)	(400)
Total Written Options (Premiums received $(5,256,781))			(5,929,647)
Liabilities in Excess of Other Assets — (1.2)%			(16,244,288)
NET ASSETS — 100.0%			$1,302,471,400

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2023	67	$14,490,425	$ (621,712)
10-Year U.S. Treasury Note	12/2023	110	11,886,875	(222,874)
U.S. Treasury Long Bond	12/2023	51	5,802,844	(325,173)
2-Year U.S. Treasury Note	12/2023	52	10,540,969	(31,464)
5-Year U.S. Treasury Note	12/2023	369	38,877,609	(330,724)
Total Futures Contracts outstanding at September 30, 2023			$81,598,722	$(1,531,947)
Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/22/23	U.S. Dollars	5,277,467	Swiss Francs	4,766,160	MSCS	$20,036
12/22/23	U.S. Dollars	2,953,416	Euro	2,777,469	MSCS	4,824
12/22/23	U.S. Dollars	2,952,824	Euro	2,777,468	JPM	4,232
12/22/23	U.S. Dollars	651,062	Canadian Dollars	877,859	GSC	3,839
12/22/23	U.S. Dollars	2,952,291	Euro	2,777,469	BOA	3,699
12/22/23	U.S. Dollars	1,436,209	British Pounds	1,175,473	GSC	1,106
Subtotal Appreciation						$37,736
12/22/23	Canadian Dollars	27,117	U.S. Dollars	20,109	GSC	$ (117)
12/22/23	U.S. Dollars	507,679	Swedish Kronor	5,589,355	UBS	(6,200)
Subtotal Depreciation						$ (6,317)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$31,419
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 52.5%
Communication Services — 2.3%
Alphabet, Inc. Class A*	989	$ 129,421
Alphabet, Inc. Class C*	588	77,528
Electronic Arts, Inc.	75	9,030
Netflix, Inc.*	177	66,835
T-Mobile US, Inc.Δ *	14,689	2,057,194
		2,340,008
Consumer Discretionary — 2.2%
Best Buy Co., Inc.	111	7,711
Chipotle Mexican Grill, Inc.*	6	10,991
Domino’s Pizza, Inc.	41	15,530
Genuine Parts Co.	132	19,058
Home Depot, Inc. (The)	3,798	1,147,604
LKQ Corporation	171	8,466
Lowe’s Cos., Inc.	319	66,301
NIKE, Inc. Class B	8,858	847,002
O’Reilly Automotive, Inc.*	36	32,719
Tractor Supply Co.Δ	71	14,417
Ulta Beauty, Inc.*	52	20,772
		2,190,571
Consumer Staples — 0.7%
Clorox Co. (The)	32	4,194
Colgate-Palmolive Co.	305	21,689
Costco Wholesale Corporation	182	102,823
Estee Lauder Cos., Inc. (The) Class A	140	20,237
General Mills, Inc.	381	24,380
Kimberly-Clark Corporation	38	4,592
Kroger Co. (The)	249	11,143
McCormick & Co., Inc. (Non-Voting Shares)	5,568	421,163
Sysco Corporation	67	4,425
Target Corporation	174	19,239
Walmart, Inc.	602	96,278
		730,163
Financials — 10.1%
American Express Co.	119	17,754
Arthur J. Gallagher & Co.	27	6,154
BlackRock, Inc.	14	9,051
Brown & Brown, Inc.	90	6,286
CME Group, Inc.	145	29,032
LPL Financial Holdings, Inc.	67	15,922
MarketAxess Holdings, Inc.	31	6,623
Marsh & McLennan Cos., Inc.	13,101	2,493,120
Mastercard, Inc. Class A	6,438	2,548,868
Moody’s Corporation	76	24,029
Progressive Corporation (The)	18,973	2,642,939
S&P Global, Inc.	2,528	923,756
T. Rowe Price Group, Inc.	24	2,517
Travelers Cos., Inc. (The)	151	24,660
Walker & Dunlop, Inc.	19,641	1,458,148
		10,208,859
Health Care — 5.5%
Abbott Laboratories	449	43,486
Align Technology, Inc.*	35	10,686
	Shares	Value
Bristol-Myers Squibb Co.	475	$ 27,569
Cardinal Health, Inc.	199	17,277
Cigna Group (The)	120	34,328
CVS Health Corporation	332	23,180
Edwards Lifesciences Corporation*	257	17,805
Elevance Health, Inc.	99	43,107
Encompass Health Corporation	32,430	2,177,999
HCA Healthcare, Inc.	76	18,695
Humana, Inc.	6,092	2,963,880
Mettler-Toledo International, Inc.*	21	23,269
UnitedHealth Group, Inc.	352	177,475
		5,578,756
Industrials — 7.5%
3M Co.	218	20,409
Advanced Drainage Systems, Inc.	10,924	1,243,479
Booz Allen Hamilton Holding Corporation	156	17,046
Cintas Corporation	59	28,380
Expeditors International of Washington, Inc.	46	5,273
Fastenal Co.	266	14,534
FedEx Corporation	79	20,929
Honeywell International, Inc.	106	19,582
Hubbell, Inc.	40	12,536
J.B. Hunt Transport Services, Inc.	27	5,090
Old Dominion Freight Line, Inc.	42	17,184
Parker-Hannifin Corporation	51	19,866
Paychex, Inc.	46	5,305
Rollins, Inc.	144	5,376
RTX Corporation	582	41,887
United Parcel Service, Inc. Class B	298	46,449
Waste Management, Inc.	82	12,500
Westinghouse Air Brake Technologies Corporation	31,998	3,400,427
Xylem, Inc.	29,588	2,693,396
		7,629,648
Information Technology — 21.6%
Adobe, Inc.*	185	94,332
Advanced Micro Devices, Inc.*	674	69,301
ANSYS, Inc.*	20	5,951
Apple, Inc.	325	55,643
Autodesk, Inc.*	8,574	1,774,046
Cadence Design Systems, Inc.*	7,332	1,717,888
Cisco Systems, Inc.	1,686	90,639
Fortinet, Inc.*	199	11,677
Intel Corporation	1,396	49,628
Intuit, Inc.	66	33,722
IPG Photonics Corporation*	14,422	1,464,410
Keysight Technologies, Inc.*	11,550	1,528,181
Lam Research Corporation	3,348	2,098,426
Microsoft Corporation	17,980	5,677,185
Motorola Solutions, Inc.	9	2,450
NVIDIA Corporation	8,953	3,894,465
Oracle Corporation	55	5,826
Palo Alto Networks, Inc.*	34	7,971
Roper Technologies, Inc.	12	5,811

	Shares	Value
ServiceNow, Inc.*	82	$ 45,835
Synopsys, Inc.*	52	23,866
Texas Instruments, Inc.	13,709	2,179,868
Trimble, Inc.*	51	2,747
VeriSign, Inc.*	103	20,861
Workday, Inc. Class A*	4,884	1,049,327
Zebra Technologies Corporation Class A*	57	13,482
		21,923,538
Materials — 0.0%
Air Products and Chemicals, Inc.	90	25,506
Ecolab, Inc.	31	5,251
		30,757
Real Estate — 2.6%
Crown Castle, Inc. REIT	4,634	426,467
Equinix, Inc. REIT	1,418	1,029,837
Prologis, Inc. REIT	9,780	1,097,414
Public Storage REIT	77	20,291
Welltower, Inc. REIT	218	17,858
		2,591,867
Utilities — 0.0%
Xcel Energy, Inc.	228	13,046
Total Common Stocks (Cost $50,633,155)		53,237,213
FOREIGN COMMON STOCKS — 43.5%
Australia — 0.5%
BHP Group, Ltd.	1,663	46,715
carsales.com, Ltd.	887	15,890
CSL, Ltd.	209	33,671
Fortescue Metals Group, Ltd.	1,291	17,162
Nanosonics, Ltd.*	99,709	268,591
QBE Insurance Group, Ltd.	515	5,159
REA Group, Ltd.Δ	243	23,999
Rio Tinto, Ltd.	197	14,209
Wesfarmers, Ltd.	889	30,087
WiseTech Global, Ltd.	112	4,649
Woolworths Group, Ltd.	204	4,884
		465,016
Austria — 0.0%
ANDRITZ AG	129	6,501
EVN AG	168	4,490
		10,991
Belgium — 0.0%
UCB SA	194	15,890
Canada — 5.2%
Alimentation Couche-Tard, Inc.	203	10,310
Bank of Nova Scotia (The)	516	23,128
BCE, Inc.	107	4,085
Boralex, Inc. Class A	72,058	1,548,060
Brookfield Corporation	256	8,005
BRP, Inc.	136	10,294
Canadian Imperial Bank of Commerce	277	10,693
	Shares	Value
Canadian National Railway Co.	221	$ 23,933
CGI, Inc.*	145	14,292
Element Fleet Management Corporation	384	5,510
Franco-Nevada Corporation	120	16,020
Gildan Activewear, Inc.	257	7,203
Innergex Renewable Energy, Inc.	115,806	867,106
Intact Financial Corporation	17,610	2,567,372
Loblaw Cos., Ltd.	255	21,665
Magna International, Inc.	480	25,724
Manulife Financial Corporation	1,854	33,879
Metro, Inc.	132	6,855
Suncor Energy, Inc.	528	18,158
Tourmaline Oil Corporation	339	17,059
West Fraser Timber Co., Ltd.	101	7,333
WSP Global, Inc.	129	18,207
		5,264,891
Denmark — 0.0%
Coloplast A/S Class B	285	30,158
Finland — 0.0%
Neste OYJ	166	5,622
Orion OYJ Class B	274	10,764
		16,386
France — 5.2%
Cie Generale des Etablissements Michelin SCA	811	24,822
Hermes International SCA	26	47,394
L’Oreal SA	156	64,648
Legrand SA	26,367	2,422,766
Orange SA	441	5,058
Schneider Electric SE	16,383	2,699,791
		5,264,479
Germany — 4.2%
adidas AG	5,408	948,610
Deutsche Post AG	381	15,459
Deutsche Telekom AG	1,419	29,766
Hannover Rueck SE	25	5,486
HeidelbergCement AG	140	10,843
Infineon Technologies AG	39,141	1,296,379
Knorr-Bremse AG	29,111	1,845,558
Muenchener Rueckversicherungs-Gesellschaft AG	52	20,252
SAP SE	432	55,919
Zalando SE 144A *	415	9,221
		4,237,493
Hong Kong — 1.8%
AIA Group, Ltd.	218,800	1,769,468
Chow Tai Fook Jewellery Group, Ltd.	3,400	5,105
CK Asset Holdings, Ltd.	1,500	7,879
Henderson Land Development Co., Ltd.	1,000	2,626
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	2,000	21,340

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Techtronic Industries Co., Ltd.	1,000	$ 9,653
Wharf Real Estate Investment Co., Ltd.	1,000	3,854
		1,819,925
India — 0.9%
HDFC Bank, Ltd. ADR	15,415	909,639
Ireland — 6.3%
Accenture PLC Class A	276	84,762
Aon PLC Class A	7,819	2,535,076
ICON PLC*	10,794	2,658,023
James Hardie Industries PLC CDI*	225	5,884
Linde PLC	185	68,885
nVent Electric PLC	19,374	1,026,628
Willis Towers Watson PLC	24	5,015
		6,384,273
Israel — 0.0%
Bank Leumi Le-Israel BM	2,139	17,723
Check Point Software Technologies, Ltd.*	41	5,465
Strauss Group, Ltd.*	242	5,086
		28,274
Italy — 0.0%
Assicurazioni Generali SpA	764	15,595
Recordati Industria Chimica e Farmaceutica SpA	409	19,274
		34,869
Japan — 7.7%
Advantest Corporation	400	11,157
Asahi Kasei Corporation	600	3,777
Bandai Namco Holdings, Inc.	300	6,102
Bridgestone Corporation	500	19,484
Canon, Inc.	900	21,680
Chugai Pharmaceutical Co., Ltd.	1,100	33,917
Eisai Co., Ltd.	400	22,169
Fujitsu, Ltd.	100	11,761
Goldwin, Inc.	100	6,772
Hoya Corporation	100	10,242
Kakaku.com, Inc.	200	2,025
Keyence Corporation	4,200	1,553,269
Kyowa Kirin Co., Ltd.	1,000	17,387
Mitsubishi Electric Corporation	2,100	25,944
Murata Manufacturing Co., Ltd.	88,200	1,608,959
Nintendo Co., Ltd.	25,800	1,072,067
Nippon Shinyaku Co., Ltd.	100	4,223
Nippon Telegraph & Telephone Corporation	25,000	29,591
Nitori Holdings Co., Ltd.	200	22,299
Ono Pharmaceutical Co., Ltd.	1,100	21,096
Otsuka Holdings Co., Ltd.	900	31,955
Panasonic Holdings Corporation	1,000	11,288
Recruit Holdings Co., Ltd.	1,000	30,595
Rohto Pharmaceutical Co., Ltd.	200	5,423
Santen Pharmaceutical Co., Ltd.	1,100	10,093
Shimadzu Corporation	68,400	1,814,330
Shimano, Inc.	9,700	1,298,292
Shionogi & Co., Ltd.	500	22,302
	Shares	Value
Shiseido Co., Ltd.	100	$ 3,504
Sumitomo Dainippon Pharma Co., Ltd.	1,200	4,293
Taisho Pharmaceutical Holdings Co., Ltd.	300	12,349
Tokyo Electron, Ltd.	300	40,978
		7,789,323
Jersey — 1.7%
Aptiv PLC*	17,557	1,730,945
Experian PLC	416	13,606
		1,744,551
Netherlands — 3.7%
AerCap Holdings NV*	275	17,234
ASML Holding NV	3,001	1,766,840
Ferrari NV	47	13,855
Koninklijke Ahold Delhaize NV	274	8,258
Koninklijke Philips NV*	195	3,891
STMicroelectronics NV	231	9,957
Wolters Kluwer NV	15,578	1,886,115
		3,706,150
New Zealand — 0.0%
Fisher & Paykel Healthcare Corporation, Ltd.	483	6,227
Norway — 0.0%
Orkla ASA	1,197	8,941
Salmar ASA	116	5,875
Telenor ASA	429	4,865
		19,681
Singapore — 0.1%
Jardine Cycle & Carriage, Ltd.	300	6,994
Oversea-Chinese Banking Corporation, Ltd.	1,500	14,028
United Overseas Bank, Ltd.	500	10,414
Wilmar International, Ltd.	6,900	18,777
		50,213
Spain — 0.0%
Banco Santander SA	1,470	5,598
Industria de Diseno Textil SA	704	26,197
		31,795
Sweden — 0.1%
Atlas Copco AB, A Shares	1,468	19,716
Atlas Copco AB, B Shares	1,106	12,935
H & M Hennes & Mauritz AB, B Shares	641	9,089
Investor AB, A Shares	538	10,186
Investor AB, B Shares	1,267	24,256
Sandvik AB	249	4,582
		80,764
Switzerland — 2.5%
EMS-Chemie Holding AG	7	4,743
Geberit AG	12	5,984
Roche Holding AG	156	42,588
Roche Holding AG (Swiss Exchange)	63	18,509
SGS SA	125	10,491

	Shares	Value
Swisscom AG	14	$ 8,313
TE Connectivity, Ltd.	19,407	2,397,347
		2,487,975
United Kingdom — 3.6%
3i Group PLC	562	14,146
Associated British Foods PLC	388	9,748
Auto Trader Group PLC 144A	3,116	23,413
BT Group PLC	6,123	8,695
Burberry Group PLC	1,005	23,291
CK Hutchison Holdings, Ltd.	1,000	5,309
DS Smith PLC	465,845	1,624,735
JD Sports Fashion PLC	8,024	14,576
Kingfisher PLC	2,966	8,051
London Stock Exchange Group PLC	90	9,020
Pearson PLC	751	7,924
RELX PLC	708	23,888
Rightmove PLC	1,395	9,520
Rio Tinto PLC	551	34,599
SSE PLC	93,603	1,834,277
	Shares	Value
Vodafone Group PLC	14,905	$ 13,972
		3,665,164
Total Foreign Common Stocks (Cost $47,950,041)		44,064,127
MONEY MARKET FUNDS — 3.9%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø ∞	3,413,664	3,413,664
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	517,701	517,701
Total Money Market Funds (Cost $3,931,365)		3,931,365
TOTAL INVESTMENTS —99.9% (Cost $102,514,561)		101,232,705
Other Assets in Excess of Liabilities — 0.1%		84,707
NET ASSETS — 100.0%		$101,317,412
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2023	5	$ 510,375	$(15,976)
MSCI Emerging Markets	12/2023	6	286,650	(9,604)
S&P 500® E-Mini	12/2023	6	1,297,650	(60,795)
Total Futures Contracts outstanding at September 30, 2023			$2,094,675	$(86,375)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.7%
Communication Services — 8.9%
Activision Blizzard, Inc.	68,990	$ 6,459,534
Alphabet, Inc. Class A*	525,153	68,721,521
Alphabet, Inc. Class C*	463,262	61,081,095
AT&T, Inc.	695,409	10,445,043
Charter Communications, Inc. Class A*	8,432	3,708,562
Comcast Corporation Class A	365,873	16,222,809
Electronic Arts, Inc.	29,821	3,590,448
Fox Corporation Class A	31,129	971,225
Fox Corporation Class B	9,099	262,779
Interpublic Group of Cos., Inc. (The)	47,139	1,351,004
Live Nation Entertainment, Inc.Δ*	10,940	908,458
Meta Platforms, Inc. Class A*	197,476	59,284,270
Netflix, Inc.*	39,413	14,882,349
News Corporation Class A	13,865	278,132
News Corporation Class BΔ	13,984	291,846
Omnicom Group, Inc.	24,095	1,794,596
Paramount Global Class BΔ	52,671	679,456
Take-Two Interactive Software, Inc.*	14,065	1,974,585
T-Mobile US, Inc.*	58,192	8,149,789
Verizon Communications, Inc.	402,790	13,054,424
Walt Disney Co. (The)*	161,795	13,113,485
Warner Bros Discovery, Inc.*	173,969	1,889,303
		289,114,713
Consumer Discretionary — 10.2%
Airbnb, Inc. Class AΔ*	42,314	5,805,904
Amazon.com, Inc.*	791,721	100,643,574
AutoZone, Inc.*	1,895	4,813,281
Bath & Body Works, Inc.	13,836	467,657
Best Buy Co., Inc.	15,833	1,099,918
Booking Holdings, Inc.*	3,123	9,631,176
BorgWarner, Inc.	6,279	253,483
CarMax, Inc.Δ*	12,596	890,915
Carnival CorporationΔ*	59,898	821,801
Chipotle Mexican Grill, Inc.*	2,537	4,647,353
D.R. Horton, Inc.	16,760	1,801,197
Darden Restaurants, Inc.	14,447	2,069,099
Domino’s Pizza, Inc.	3,030	1,147,734
eBay, Inc.	40,981	1,806,852
Etsy, Inc.*	6,963	449,671
Expedia Group, Inc.*	10,462	1,078,318
Ford Motor Co.	308,985	3,837,594
General Motors Co.	115,117	3,795,407
Genuine Parts Co.	16,089	2,322,930
Hasbro, Inc.	10,784	713,254
Hilton Worldwide Holdings, Inc.	27,117	4,072,431
Home Depot, Inc. (The)	89,463	27,032,140
Lennar Corporation Class A	16,158	1,813,412
LKQ Corporation	18,658	923,758
Lowe’s Cos., Inc.	50,808	10,559,935
Marriott International, Inc. Class A	25,094	4,932,477
McDonald’s Corporation	75,356	19,851,785
	Shares	Value
Mohawk Industries, Inc.*	2,387	$ 204,828
NIKE, Inc. Class B	119,062	11,384,708
Norwegian Cruise Line Holdings, Ltd.Δ*	18,047	297,415
NVR, Inc.*	171	1,019,724
O’Reilly Automotive, Inc.*	5,505	5,003,274
Pool Corporation	3,147	1,120,647
PulteGroup, Inc.	5,415	400,981
Ralph Lauren Corporation	2,058	238,913
Ross Stores, Inc.	29,803	3,366,249
Royal Caribbean Cruises, Ltd.Δ*	22,682	2,089,919
Starbucks Corporation	108,959	9,944,688
Tapestry, Inc.	11,906	342,297
Tesla, Inc.*	238,468	59,669,463
TJX Cos., Inc. (The)	112,934	10,037,574
Tractor Supply Co.Δ	10,039	2,038,419
Ulta Beauty, Inc.*	3,993	1,595,004
VF CorporationΔ	27,573	487,215
Whirlpool CorporationΔ	1,099	146,936
Yum! Brands, Inc.	32,785	4,096,158
		330,767,468
Consumer Staples — 6.5%
Archer-Daniels-Midland Co.	53,884	4,063,931
Bunge, Ltd.	7,541	816,313
Campbell Soup Co.	28,952	1,189,348
Church & Dwight Co., Inc.	27,416	2,512,128
Clorox Co. (The)	12,213	1,600,636
Coca-Cola Co. (The)	419,531	23,485,345
Colgate-Palmolive Co.	86,323	6,138,429
Conagra Brands, Inc.	80,687	2,212,438
Costco Wholesale Corporation	39,022	22,045,869
Dollar General Corporation	21,189	2,241,796
Dollar Tree, Inc.*	18,243	1,941,967
Estee Lauder Cos., Inc. (The) Class A	24,032	3,473,826
General Mills, Inc.	74,513	4,768,087
Hershey Co. (The)	17,543	3,510,004
Hormel Foods Corporation	54,805	2,084,234
J.M. Smucker Co. (The)	15,075	1,852,868
Kellogg Co.	47,724	2,840,055
Kenvue, Inc.	152,924	3,070,714
Keurig Dr. Pepper, Inc.	116,575	3,680,273
Kimberly-Clark Corporation	30,596	3,697,527
Kraft Heinz Co. (The)	103,030	3,465,929
Kroger Co. (The)	65,482	2,930,320
Lamb Weston Holdings, Inc.	10,228	945,681
McCormick & Co., Inc. (Non-Voting Shares)	25,400	1,921,256
Mondelez International, Inc. Class A	137,331	9,530,771
Monster Beverage Corporation*	86,214	4,565,031
PepsiCo, Inc.	149,304	25,298,070
Procter & Gamble Co. (The)	241,747	35,261,218
Sysco Corporation	42,504	2,807,389
Target Corporation	40,435	4,470,898
Tyson Foods, Inc. Class A	27,409	1,383,880

	Shares	Value
Walgreens Boots Alliance, Inc.	68,939	$ 1,533,203
Walmart, Inc.	130,974	20,946,672
		212,286,106
Energy — 4.4%
APA Corporation	16,020	658,422
Archrock, Inc.	13	164
Baker Hughes Co.	101,928	3,600,097
Chevron Corporation	159,499	26,894,721
ConocoPhillips	110,526	13,241,015
Coterra Energy, Inc.	73,032	1,975,516
Devon Energy Corporation	56,709	2,705,019
Diamondback Energy, Inc.	10,890	1,686,643
EOG Resources, Inc.	52,844	6,698,505
EQT CorporationΔ	19,299	783,153
Exxon Mobil Corporation	366,247	43,063,322
Halliburton Co.	68,091	2,757,686
Hess Corporation	22,208	3,397,824
Kinder Morgan, Inc.	206,299	3,420,437
Marathon Oil Corporation	36,685	981,324
Marathon Petroleum Corporation	33,656	5,093,499
Occidental Petroleum CorporationΔ	64,318	4,172,952
ONEOK, Inc.	35,809	2,271,365
Phillips 66	36,783	4,419,477
Pioneer Natural Resources Co.	21,443	4,922,241
Targa Resources Corporation	19,483	1,670,083
Valero Energy Corporation	31,345	4,441,900
Williams Cos., Inc. (The)	127,227	4,286,278
		143,141,643
Financials — 12.3%
Aflac, Inc.	55,516	4,260,853
Allstate Corporation (The)	28,840	3,213,064
American Express Co.	56,945	8,495,625
American International Group, Inc.	65,815	3,988,389
Ameriprise Financial, Inc.	10,345	3,410,540
Arch Capital Group, Ltd.*	33,000	2,630,430
Arthur J. Gallagher & Co.	18,366	4,186,162
Assurant, Inc.	6,335	909,579
Bank of America Corporation	619,659	16,966,263
Bank of New York Mellon Corporation (The)	72,967	3,112,043
Berkshire Hathaway, Inc. Class B*	162,436	56,901,331
BlackRock, Inc.	13,016	8,414,714
Blackstone, Inc.	70,980	7,604,797
Brown & Brown, Inc.	18,702	1,306,148
Capital One Financial Corporation	34,907	3,387,724
Cboe Global Markets, Inc.	13,221	2,065,252
Charles Schwab Corporation (The)	139,112	7,637,249
Cincinnati Financial Corporation	10,988	1,123,962
Citigroup, Inc.	159,253	6,550,076
Citizens Financial Group, Inc.	34,788	932,318
CME Group, Inc.	34,101	6,827,702
Comerica, Inc.	10,547	438,228
Discover Financial Services	22,685	1,965,202
Everest Group, Ltd.	3,173	1,179,309
FactSet Research Systems, Inc.	4,700	2,055,122
Fidelity National Information Services, Inc.	56,930	3,146,521
	Shares	Value
Fifth Third Bancorp	52,084	$ 1,319,288
Fiserv, Inc.*	57,099	6,449,903
FleetCor Technologies, Inc.*	6,254	1,596,896
Franklin Resources, Inc.	23,495	577,507
Global Payments, Inc.	22,769	2,627,315
Globe Life, Inc.	4,186	455,144
Goldman Sachs Group, Inc. (The)	28,733	9,297,137
Hartford Financial Services Group, Inc. (The)	28,747	2,038,450
Huntington Bancshares, Inc.	118,830	1,235,832
Intercontinental Exchange, Inc.	50,280	5,531,806
Invesco, Ltd.	17,740	257,585
Jack Henry & Associates, Inc.	7,793	1,177,834
JPMorgan Chase & Co.	258,470	37,483,319
KeyCorp	64,549	694,547
Loews Corporation	28,928	1,831,432
M&T Bank Corporation	18,081	2,286,342
MarketAxess Holdings, Inc.	2,840	606,738
Marsh & McLennan Cos., Inc.	46,486	8,846,286
Mastercard, Inc. Class A	72,970	28,889,553
MetLife, Inc.	64,005	4,026,555
Moody’s Corporation	11,483	3,630,580
Morgan Stanley	122,245	9,983,749
MSCI, Inc.	5,628	2,887,614
Nasdaq, Inc.	27,420	1,332,338
Northern Trust Corporation	16,617	1,154,549
PayPal Holdings, Inc.*	97,844	5,719,960
PNC Financial Services Group, Inc. (The)	28,436	3,491,088
Principal Financial Group, Inc.	19,881	1,432,824
Progressive Corporation (The)	51,756	7,209,611
Prudential Financial, Inc.	36,128	3,428,186
Raymond James Financial, Inc.	13,842	1,390,152
Regions Financial Corporation	64,510	1,109,572
S&P Global, Inc.	31,215	11,406,273
State Street Corporation	30,870	2,067,055
Synchrony Financial	32,331	988,359
T. Rowe Price Group, Inc.	22,044	2,311,754
Travelers Cos., Inc. (The)	30,201	4,932,125
Truist Financial Corporation	110,967	3,174,766
U.S. Bancorp	125,414	4,146,187
Visa, Inc. Class AΔ	145,418	33,447,594
W.R. Berkley Corporation	31,137	1,976,888
Wells Fargo & Co.	346,762	14,168,695
Zions Bancorp NA	4,475	156,133
		401,484,124
Health Care — 12.2%
Abbott Laboratories	163,407	15,825,968
Agilent Technologies, Inc.	34,112	3,814,404
Align Technology, Inc.*	3,830	1,169,376
Amgen, Inc.	65,402	17,577,442
Baxter International, Inc.	49,046	1,850,996
Becton, Dickinson and Co.	32,351	8,363,704
Biogen, Inc.*	28,095	7,220,696
Bio-Rad Laboratories, Inc. Class A*	3,770	1,351,356
Boston Scientific Corporation*	137,673	7,269,134
Bristol-Myers Squibb Co.	357,877	20,771,181

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cardinal Health, Inc.	27,527	$ 2,389,894
Catalent, Inc.*	30,315	1,380,242
Cencora, Inc.	17,971	3,234,241
Centene Corporation*	55,255	3,805,964
Charles River Laboratories International, Inc.*	8,090	1,585,478
Cigna Group (The)	31,811	9,100,173
CVS Health Corporation	128,942	9,002,730
Danaher Corporation	66,412	16,476,817
DaVita, Inc.*	9,259	875,253
DENTSPLY SIRONA, Inc.	16,089	549,600
Dexcom, Inc.*	34,256	3,196,085
Edwards Lifesciences Corporation*	57,327	3,971,615
Elevance Health, Inc.	24,139	10,510,603
Eli Lilly and Co.	82,837	44,494,238
GE HealthCare Technologies, Inc.	36,757	2,500,946
Gilead Sciences, Inc.	188,887	14,155,192
HCA Healthcare, Inc.	21,308	5,241,342
Henry Schein, Inc.*	19,612	1,456,191
Hologic, Inc.*	29,305	2,033,767
Humana, Inc.	13,229	6,436,173
IDEXX Laboratories, Inc.*	6,155	2,691,397
Illumina, Inc.*	14,975	2,055,768
Incyte Corporation*	76,092	4,395,835
Insulet Corporation*	4,630	738,439
Intuitive Surgical, Inc.*	28,775	8,410,645
IQVIA Holdings, Inc.*	19,293	3,795,898
Laboratory Corporation of America Holdings	9,830	1,976,321
McKesson Corporation	15,139	6,583,194
Mettler-Toledo International, Inc.*	3,103	3,438,341
Moderna, Inc.*	33,300	3,439,557
Molina Healthcare, Inc.*	6,429	2,108,005
Organon & Co.	158,566	2,752,706
Quest Diagnostics, Inc.	16,017	1,951,832
Regeneron Pharmaceuticals, Inc.*	13,410	11,035,894
ResMed, Inc.	11,820	1,747,823
Revvity, Inc.	21,618	2,393,113
Stryker Corporation	29,912	8,174,052
Teleflex, Inc.	4,060	797,425
Thermo Fisher Scientific, Inc.	31,334	15,860,331
UnitedHealth Group, Inc.	86,181	43,451,598
Universal Health Services, Inc. Class B	6,340	797,128
Vertex Pharmaceuticals, Inc.*	35,976	12,510,294
Viatris, Inc.	630,351	6,215,261
Waters Corporation*	8,473	2,323,381
West Pharmaceutical Services, Inc.	9,420	3,534,478
Zimmer Biomet Holdings, Inc.	18,826	2,112,654
Zoetis, Inc.	77,005	13,397,330
		396,299,501
Industrials — 7.5%
3M Co.	42,681	3,995,795
A.O. Smith Corporation	16,217	1,072,430
Alaska Air Group, Inc.*	19,824	735,074
American Airlines Group, Inc.Δ*	39,524	506,302
AMETEK, Inc.	20,180	2,981,797
Automatic Data Processing, Inc.	42,820	10,301,636
	Shares	Value
Axon Enterprise, Inc.*	6,195	$ 1,232,743
Boeing Co. (The)*	48,242	9,247,027
Broadridge Financial Solutions, Inc.	10,733	1,921,744
C.H. Robinson Worldwide, Inc.	12,459	1,073,094
Carrier Global CorporationΔ	63,362	3,497,582
Caterpillar, Inc.	46,694	12,747,462
Ceridian HCM Holding, Inc.Δ*	10,792	732,237
Cintas Corporation	7,570	3,641,246
Copart, Inc.*	60,148	2,591,777
CSX Corporation	215,904	6,639,048
Cummins, Inc.	12,679	2,896,644
Deere & Co.	25,133	9,484,692
Delta Air Lines, Inc.	58,547	2,166,239
Dover Corporation	11,833	1,650,822
Emerson Electric Co.	44,983	4,344,008
Equifax, Inc.	9,414	1,724,457
Expeditors International of Washington, Inc.	6,818	781,547
Fastenal Co.	46,855	2,560,157
FedEx Corporation	15,791	4,183,352
Fortive Corporation	28,087	2,082,932
Generac Holdings, Inc.*	4,876	531,289
General Dynamics Corporation	23,726	5,242,734
General Electric Co.	87,424	9,664,723
Honeywell International, Inc.	58,926	10,885,989
Howmet Aerospace, Inc.	32,372	1,497,205
Huntington Ingalls Industries, Inc.	2,805	573,847
IDEX Corporation	5,716	1,189,042
Illinois ToolWorks, Inc.	24,133	5,558,071
Ingersoll-Rand, Inc.	25,879	1,649,010
J.B. Hunt Transport Services, Inc.	9,677	1,824,308
Jacobs Solutions, Inc.	12,155	1,659,157
L3Harris Technologies, Inc.	20,606	3,587,917
Leidos Holdings, Inc.	16,258	1,498,337
Lockheed Martin Corporation	21,861	8,940,275
Masco Corporation	23,878	1,276,279
Nordson Corporation	5,292	1,181,016
Norfolk Southern Corporation	24,732	4,870,473
Northrop Grumman Corporation	14,300	6,294,717
Old Dominion Freight Line, Inc.	7,428	3,039,092
Otis Worldwide Corporation	31,681	2,544,301
PACCAR, Inc.	45,897	3,902,163
Parker-Hannifin Corporation	8,815	3,433,619
Paychex, Inc.	34,804	4,013,945
Paycom Software, Inc.	3,850	998,189
Quanta Services, Inc.	8,814	1,648,835
Republic Services, Inc.	27,745	3,953,940
Robert Half, Inc.	4,920	360,538
Rockwell Automation, Inc.	10,107	2,889,288
Rollins, Inc.	21,375	797,929
RTX Corporation	143,659	10,339,138
Snap-on, Inc.	5,899	1,504,599
Southwest Airlines Co.	48,475	1,312,218
Stanley Black & Decker, Inc.	10,352	865,220
Textron, Inc.	15,886	1,241,332
TransDigm Group, Inc.*	3,326	2,804,250
Union Pacific Corporation	55,667	11,335,471
United Airlines Holdings, Inc.*	14,679	620,922

	Shares	Value
United Parcel Service, Inc. Class B	67,186	$ 10,472,282
United Rentals, Inc.	1,903	846,017
Verisk Analytics, Inc.	12,729	3,007,099
W.W. Grainger, Inc.	2,817	1,948,913
Waste Management, Inc.	42,596	6,493,334
Westinghouse Air Brake Technologies Corporation	11,295	1,200,320
Xylem, Inc.	9,669	880,169
		245,169,356
Information Technology — 26.1%
Adobe, Inc.*	41,557	21,189,914
Advanced Micro Devices, Inc.*	138,010	14,190,188
Akamai Technologies, Inc.*	12,022	1,280,824
Amphenol Corporation Class A	53,541	4,496,909
Analog Devices, Inc.	43,457	7,608,886
ANSYS, Inc.*	6,671	1,984,956
Apple, Inc.	1,305,738	223,555,403
Applied Materials, Inc.	71,724	9,930,188
Arista Networks, Inc.*	18,932	3,482,163
Autodesk, Inc.*	18,555	3,839,215
Broadcom, Inc.	37,333	31,008,043
Cadence Design Systems, Inc.*	23,784	5,572,591
CDW Corporation	11,000	2,219,360
Cisco Systems, Inc.	367,290	19,745,510
Cognizant Technology Solutions Corporation Class A	43,107	2,920,068
Corning, Inc.	81,585	2,485,895
DXC Technology Co.*	18,725	390,042
Enphase Energy, Inc.*	12,624	1,516,774
EPAM Systems, Inc.*	4,578	1,170,549
F5, Inc.*	3,179	512,264
Fair Isaac Corporation*	1,045	907,614
First Solar, Inc.*	9,794	1,582,612
Fortinet, Inc.*	57,750	3,388,770
Gartner, Inc.*	5,374	1,846,560
Gen Digital, Inc.	62,969	1,113,292
Hewlett Packard Enterprise Co.	153,179	2,660,719
HP, Inc.	87,406	2,246,334
Intel Corporation	388,769	13,820,738
International Business Machines Corporation	83,174	11,669,312
Intuit, Inc.	23,429	11,970,813
Juniper Networks, Inc.	33,556	932,521
Keysight Technologies, Inc.*	13,420	1,775,600
KLA Corporation	11,211	5,142,037
Lam Research Corporation	10,705	6,709,573
Microchip Technology, Inc.	41,030	3,202,391
Micron Technology, Inc.	101,205	6,884,976
Microsoft Corporation	662,094	209,056,180
Monolithic Power Systems, Inc.	3,300	1,524,600
Motorola Solutions, Inc.	13,943	3,795,842
NetApp, Inc.	19,952	1,513,958
NVIDIA Corporation	219,641	95,541,639
ON Semiconductor Corporation*	33,696	3,132,043
Oracle Corporation	145,192	15,378,737
Palo Alto Networks, Inc.*	27,463	6,438,426
PTC, Inc.*	10,548	1,494,441
Qorvo, Inc.*	3,926	374,815
	Shares	Value
QUALCOMM, Inc.	101,161	$ 11,234,941
Roper Technologies, Inc.	12,111	5,865,115
Salesforce, Inc.*	90,121	18,274,736
ServiceNow, Inc.*	16,681	9,324,012
Skyworks Solutions, Inc.	15,419	1,520,159
SolarEdge Technologies, Inc.*	4,244	549,640
Synopsys, Inc.*	14,009	6,429,711
Teledyne Technologies, Inc.*	4,739	1,936,261
Teradyne, Inc.	9,806	985,111
Texas Instruments, Inc.	82,882	13,179,067
Trimble, Inc.*	19,275	1,038,152
Tyler Technologies, Inc.*	3,141	1,212,866
VeriSign, Inc.*	4,350	881,006
Western Digital Corporation*	22,012	1,004,408
Zebra Technologies Corporation Class A*	4,187	990,351
		847,629,821
Materials — 1.9%
Air Products and Chemicals, Inc.	20,651	5,852,493
Albemarle CorporationΔ	8,321	1,414,903
Avery Dennison Corporation	5,863	1,070,994
Ball CorporationΔ	26,240	1,306,227
Celanese CorporationΔ	7,902	991,859
CF Industries Holdings, Inc.	17,573	1,506,709
Corteva, Inc.	61,678	3,155,447
Dow, Inc.	79,059	4,076,282
DuPont de Nemours, Inc.	47,302	3,528,256
Eastman Chemical Co.	14,389	1,103,924
Ecolab, Inc.	20,111	3,406,803
FMC Corporation	14,783	990,018
Freeport-McMoRan, Inc.	123,949	4,622,058
International Flavors & Fragrances, Inc.	23,797	1,622,242
International Paper Co.	43,581	1,545,818
Martin Marietta Materials, Inc.	5,969	2,450,155
Mosaic Co. (The)	35,598	1,267,289
Newmont Corporation	75,968	2,807,018
Nucor Corporation	23,742	3,712,062
Packaging Corporation of America	13,571	2,083,827
PPG Industries, Inc.	18,443	2,393,901
Sealed Air Corporation	10,710	351,931
Sherwin-Williams Co. (The)	21,527	5,490,461
Steel Dynamics, Inc.	14,925	1,600,259
Vulcan Materials Co.	17,870	3,610,097
Westrock Co.	21,818	781,084
		62,742,117
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc. REIT	11,494	1,150,549
American Tower Corporation REIT	41,821	6,877,463
AvalonBay Communities, Inc. REIT	14,896	2,558,239
Boston Properties, Inc. REIT	11,272	670,459
Camden Property Trust REIT	8,401	794,567
CBRE Group, Inc. Class A*	35,708	2,637,393
CoStar Group, Inc.*	32,094	2,467,708
Crown Castle, Inc. REIT	38,898	3,579,783
Digital Realty Trust, Inc. REIT	25,560	3,093,271

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Equinix, Inc. REIT	8,002	$ 5,811,532
Equity Residential REIT	36,341	2,133,580
Essex Property Trust, Inc. REIT	8,395	1,780,495
Extra Space Storage, Inc. REIT	8,534	1,037,564
Federal Realty Investment Trust REIT	2,600	235,638
Healthpeak Properties, Inc. REIT	68,876	1,264,563
Host Hotels & Resorts, Inc. REIT	47,716	766,796
Invitation Homes, Inc. REIT	34,795	1,102,654
Iron Mountain, Inc. REIT	32,755	1,947,285
Kimco Realty Corporation REIT	56,971	1,002,120
Mid-America Apartment Communities, Inc. REIT	12,145	1,562,454
Prologis, Inc. REIT	81,752	9,173,392
Public Storage REIT	14,785	3,896,143
Realty Income Corporation REIT	76,588	3,824,805
Regency Centers Corporation REIT	15,104	897,782
SBA Communications Corporation REIT	9,082	1,817,944
Simon Property Group, Inc. REIT	25,427	2,746,879
UDR, Inc. REIT	34,368	1,225,907
Ventas, Inc. REIT	33,547	1,413,335
Welltower, Inc. REIT	51,201	4,194,386
Weyerhaeuser Co. REIT	57,740	1,770,308
		73,434,994
Utilities — 2.4%
AES Corporation (The)	56,201	854,255
Alliant Energy Corporation	22,632	1,096,520
Ameren Corporation	19,884	1,487,920
American Electric Power Co., Inc.	43,060	3,238,973
American Water Works Co., Inc.	16,760	2,075,391
Atmos Energy CorporationΔ	14,912	1,579,628
CenterPoint Energy, Inc.	50,231	1,348,702
CMS Energy CorporationΔ	24,417	1,296,787
Consolidated Edison, Inc.	54,284	4,642,911
Constellation Energy Corporation	27,905	3,043,877
Dominion Energy, Inc.	84,336	3,767,289
DTE Energy Co.	16,224	1,610,719
Duke Energy Corporation	84,950	7,497,687
Edison International	35,412	2,241,226
Entergy Corporation	16,902	1,563,435
Evergy, Inc.	17,247	874,423
Eversource Energy	27,044	1,572,609
Exelon Corporation	90,545	3,421,696
FirstEnergy Corporation	45,258	1,546,918
NextEra Energy, Inc.	174,443	9,993,839
NiSource, Inc.	23,079	569,590
NRG Energy, Inc.	19,377	746,402
PG&E Corporation*	133,703	2,156,629
Pinnacle West Capital Corporation	4,108	302,677
PPL Corporation	38,698	911,725
Public Service Enterprise Group, Inc.	46,751	2,660,599
Sempra	60,552	4,119,353
	Shares	Value
Southern Co. (The)	109,049	$ 7,057,651
WEC Energy Group, Inc.	33,758	2,719,207
Xcel Energy, Inc.	36,082	2,064,612
		78,063,250
Total Common Stocks (Cost $1,956,256,835)		3,080,133,093

FOREIGN COMMON STOCKS — 3.2%
Canada — 0.0%
Enerflex, Ltd.	6	34
Curacao — 0.2%
Schlumberger NV	127,652	7,442,112
Ireland — 2.2%
Accenture PLC Class AΔ	55,756	17,123,225
Allegion PLC	8,862	923,420
Aon PLC Class A	19,060	6,179,633
Eaton Corporation PLCΔ	34,612	7,382,047
Johnson Controls International PLCΔ	65,453	3,482,754
Linde PLCΔ	44,316	16,501,063
Medtronic PLCΔ	123,226	9,655,989
Pentair PLC	6,692	433,307
Seagate Technology Holdings PLCΔ	20,280	1,337,466
STERIS PLC	7,533	1,652,891
Trane Technologies PLC	16,206	3,288,360
Willis Towers Watson PLCΔ	12,561	2,624,747
		70,584,902
Jersey — 0.1%
Amcor PLC	174,148	1,595,196
Aptiv PLC*	21,684	2,137,825
		3,733,021
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,586,446
NXP Semiconductor NV	22,877	4,573,570
		7,160,016
Switzerland — 0.5%
Chubb, Ltd.	46,095	9,596,057
Garmin, Ltd.	14,411	1,516,037
TE Connectivity, Ltd.	28,610	3,534,194
		14,646,288
Total Foreign Common Stocks (Cost $69,900,292)		103,566,373

MONEY MARKET FUNDS — 2.0%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	54,526,143	54,526,143

	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	382,413	$ 382,413
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	8,846,994	8,846,994
Total Money Market Funds (Cost $63,755,550)		63,755,550
TOTAL INVESTMENTS — 99.9% (Cost $2,089,912,677)		3,247,455,016
Other Assets in Excess of Liabilities — 0.1%		4,560,337
NET ASSETS — 100.0%		$3,252,015,353
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2023	300	$64,882,500	$(2,478,887)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 90.8%
Communication Services — 5.0%
Activision Blizzard, Inc.	6,967	$ 652,320
AMC Entertainment Holdings, Inc. Class AΔ*	343	2,741
AT&T, Inc.	60,847	913,922
Cable One, Inc.	15	9,235
Comcast Corporation Class A	33,902	1,503,215
Electronic Arts, Inc.	2,288	275,475
Fox Corporation Class A	2,285	71,292
Fox Corporation Class B	1,520	43,898
Frontier Communications Parent, Inc.Δ*	840	13,146
IAC, Inc.*	624	31,443
Interpublic Group of Cos., Inc. (The)	2,902	83,171
Liberty Broadband Corporation*	529	48,308
Liberty Broadband Corporation Class A*	105	9,546
Liberty Media Corporation-Liberty Formula One Class A*	112	6,332
Liberty Media Corporation-Liberty Formula One Class C*	1,591	99,119
Liberty Media Corporation-Liberty Live Class A*	448	14,300
Liberty Media Corporation-Liberty Live Class C*	173	5,553
Liberty Media Corporation-Liberty SiriusXM*	423	10,770
Liberty Media Corporation-Liberty SiriusXM Class A*	1,775	45,174
Live Nation Entertainment, Inc.Δ*	711	59,041
New York Times Co. (The) Class A	1,000	41,200
News Corporation Class A	2,285	45,837
News Corporation Class B	446	9,308
Nexstar Media Group, Inc. Class A	191	27,384
Omnicom Group, Inc.	1,654	123,190
Paramount Global Class BΔ	5,200	67,080
Roku, Inc.Δ*	807	56,966
Sirius XM Holdings, Inc.Δ	7,642	34,542
Take-Two Interactive Software, Inc.*	1,336	187,561
T-Mobile US, Inc.Δ*	4,536	635,267
Verizon Communications, Inc.	35,412	1,147,703
Walt Disney Co. (The)*	14,626	1,185,437
Warner Bros Discovery, Inc.*	17,507	190,126
ZoomInfo Technologies, Inc.*	1,250	20,500
		7,670,102
Consumer Discretionary — 4.6%
ADT, Inc.	2,684	16,104
Advance Auto Parts, Inc.	456	25,504
Aramark	2,497	86,646
AutoNation, Inc.Δ*	330	49,962
AutoZone, Inc.*	26	66,040
Bath & Body Works, Inc.	1,381	46,678
Best Buy Co., Inc.	1,245	86,490
BorgWarner, Inc.	1,749	70,607
Bright Horizons Family Solutions, Inc.*	438	35,680
Brunswick Corporation	461	36,419
Capri Holdings, Ltd.*	604	31,776
	Shares	Value
CarMax, Inc.*	852	$ 60,262
Carnival CorporationΔ*	8,217	112,737
Carter's, Inc.	444	30,703
Columbia Sportswear Co.	538	39,866
D.R. Horton, Inc.	2,394	257,283
Darden Restaurants, Inc.	641	91,804
Dick's Sporting Goods, Inc.	459	49,838
DoorDash, Inc. Class A*	525	41,722
eBay, Inc.	3,941	173,759
Etsy, Inc.*	247	15,951
Expedia Group, Inc.*	205	21,129
Ford Motor Co.	32,185	399,738
GameStop Corporation Class AΔ*	1,865	30,698
General Motors Co.	10,962	361,417
Gentex Corporation	2,642	85,971
Genuine Parts Co.	1,658	239,382
Grand Canyon Education, Inc.*	469	54,817
H&R Block, Inc.	786	33,845
Harley-Davidson, Inc.	462	15,274
Hasbro, Inc.	1,505	99,541
Hilton Worldwide Holdings, Inc.	1,124	168,802
Hyatt Hotels Corporation Class A	418	44,341
Kohl’s Corporation	720	15,091
Lear Corporation	354	47,507
Leggett & Platt, Inc.	530	13,467
Lennar Corporation Class A	2,269	254,650
Lithia Motors, Inc.	189	55,817
LKQ Corporation	3,037	150,362
Lowe’s Cos., Inc.	1,223	254,188
Lucid Group, Inc.Δ*	5,070	28,341
Macy’s, Inc.	782	9,079
Marriott Vacations Worldwide Corporation	292	29,384
Mattel, Inc.*	3,422	75,387
McDonald’s Corporation	3,764	991,588
Mister Car Wash, Inc.*	754	4,155
Mohawk Industries, Inc.*	337	28,918
Newell Brands, Inc.	2,906	26,241
NIKE, Inc. Class B	4,497	430,003
Norwegian Cruise Line Holdings, Ltd.*	3,153	51,961
NVR, Inc.*	18	107,339
O’Reilly Automotive, Inc.*	155	140,873
Ollie's Bargain Outlet Holdings, Inc.*	324	25,006
Penske Automotive Group, Inc.Δ	192	32,076
Phinia, Inc.	349	9,350
Polaris, Inc.Δ	403	41,968
PulteGroup, Inc.	1,309	96,932
PVH Corporation	162	12,395
Ralph Lauren Corporation	379	43,998
RH*	18	4,759
Rivian Automotive, Inc. Class AΔ*	4,214	102,316
Ross Stores, Inc.	556	62,800
Royal Caribbean Cruises, Ltd.Δ*	1,398	128,812
Service Corporation InternationalΔ	1,858	106,166
Skechers U.S.A., Inc. Class A*	658	32,209
Tapestry, Inc.	1,755	50,456
Tempur Sealy International, Inc.	1,204	52,181

	Shares	Value
Thor Industries, Inc.Δ	326	$ 31,012
Toll Brothers, Inc.	336	24,851
TopBuild Corporation*	119	29,940
Under Armour, Inc. Class C*	968	6,176
Vail Resorts, Inc.	282	62,573
Valvoline, Inc.	606	19,537
VF Corporation	3,534	62,446
Wayfair, Inc. Class AΔ*	385	23,320
Whirlpool CorporationΔ	379	50,672
Williams-Sonoma, Inc.	294	45,688
Wyndham Hotels & Resorts, Inc.	505	35,118
Yum! Brands, Inc.	833	104,075
		6,991,969
Consumer Staples — 7.8%
Albertsons Cos., Inc. Class A	1,406	31,987
Archer-Daniels-Midland Co.	4,615	348,063
BJ's Wholesale Club Holdings, Inc.*	631	45,034
Bunge, Ltd.	1,227	132,823
Campbell Soup Co.	2,083	85,570
Casey’s General Stores, Inc.	223	60,549
Church & Dwight Co., Inc.	1,339	122,693
Coca-Cola Co. (The)	20,294	1,136,058
Colgate-Palmolive Co.	6,155	437,682
Conagra Brands, Inc.	5,282	144,832
Coty, Inc. Class A*	5,539	60,763
Darling Ingredients, Inc.*	1,055	55,071
Dollar Tree, Inc.*	1,636	174,152
Estee Lauder Cos., Inc. (The) Class A	1,547	223,619
Flowers Foods, Inc.	2,526	56,027
General Mills, Inc.	5,796	370,886
Grocery Outlet Holding Corporation*	444	12,809
Hershey Co. (The)	526	105,242
Hormel Foods Corporation	3,563	135,501
Ingredion, Inc.	566	55,694
J.M. Smucker Co. (The)	1,526	187,561
Kellogg Co.	2,653	157,880
Kenvue, Inc.	8,425	169,174
Keurig Dr. Pepper, Inc.	11,696	369,243
Kimberly-Clark Corporation	696	84,112
Kraft Heinz Co. (The)	7,887	265,319
Kroger Co. (The)	5,693	254,762
McCormick & Co., Inc. (Non-Voting Shares)	2,235	169,055
Mondelez International, Inc. Class A	12,418	861,809
PepsiCo, Inc.	5,214	883,460
Performance Food Group Co.*	469	27,605
Pilgrim’s Pride Corporation*	209	4,771
Post Holdings, Inc.Δ*	304	26,065
Procter & Gamble Co. (The)	16,574	2,417,484
Reynolds Consumer Products, Inc.	1,447	37,087
Seaboard Corporation	3	11,259
Tyson Foods, Inc. Class A	2,592	130,870
U.S. Foods Holding Corporation*	1,212	48,116
Walgreens Boots Alliance, Inc.	5,752	127,924
Walmart, Inc.	11,744	1,878,218
		11,906,829
	Shares	Value
Energy — 8.5%
Antero Midstream Corporation	2,130	$ 25,517
Antero Resources Corporation*	1,429	36,268
Baker Hughes Co.	8,018	283,196
Chesapeake Energy CorporationΔ	923	79,590
Chevron Corporation	14,802	2,495,913
ConocoPhillips	10,386	1,244,243
Coterra Energy, Inc.	6,273	169,685
Devon Energy Corporation	4,574	218,180
Diamondback Energy, Inc.	1,155	178,886
DT Midstream, Inc.	459	24,290
EOG Resources, Inc.	4,631	587,026
EQT Corporation	2,588	105,021
Exxon Mobil Corporation	32,725	3,847,806
Halliburton Co.	5,587	226,274
Hess Corporation	744	113,832
HF Sinclair Corporation	1,101	62,680
Kinder Morgan, Inc.	16,831	279,058
Marathon Oil Corporation	4,540	121,445
Marathon Petroleum CorporationΔ	3,622	548,153
NOV, Inc.	2,112	44,141
Occidental Petroleum CorporationΔ	5,238	339,841
ONEOK, Inc.	2,835	179,824
Ovintiv, Inc.	255	12,130
Phillips 66	3,831	460,295
Pioneer Natural Resources Co.	1,919	440,506
Range Resources Corporation	1,131	36,656
Southwestern Energy Co.*	2,354	15,183
Valero Energy Corporation	2,877	407,700
Williams Cos., Inc. (The)	10,769	362,808
		12,946,147
Financials — 19.1%
Affirm Holdings, Inc.Δ*	851	18,101
Aflac, Inc.	5,153	395,493
AGNC Investment Corporation REITΔ	1,368	12,914
Allstate Corporation (The)	2,412	268,721
Ally Financial, Inc.	1,544	41,194
American Express Co.	3,535	527,387
American Financial Group, Inc.	583	65,104
American International Group, Inc.	6,550	396,930
Annaly Capital Management, Inc. REIT	3,135	58,969
Arch Capital Group, Ltd.*	2,291	182,616
Arthur J. Gallagher & Co.	1,606	366,056
Assurant, Inc.	456	65,472
Assured Guaranty, Ltd.	287	17,369
Axis Capital Holdings, Ltd.	655	36,922
Bank of America Corporation	56,212	1,539,085
Bank of New York Mellon Corporation (The)	6,536	278,760
Bank OZKΔ	159	5,894
Berkshire Hathaway, Inc. Class B*	14,914	5,224,374
BlackRock, Inc.	1,237	799,708
Block, Inc.*	2,493	110,340
Brown & Brown, Inc.	1,623	113,350

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Capital One Financial Corporation	3,152	$ 305,902
Carlyle Group, Inc. (The)	1,085	32,724
Cboe Global Markets, Inc.	1,007	157,303
Charles Schwab Corporation (The)	11,988	658,141
Cincinnati Financial Corporation	1,398	143,001
Citigroup, Inc.	14,968	615,634
Citizens Financial Group, Inc.	3,357	89,968
CME Group, Inc.	3,124	625,487
Coinbase Global, Inc. Class AΔ*	1,041	78,158
Columbia Banking System, Inc.	1,700	34,510
Comerica, Inc.	982	40,802
Commerce Bancshares, Inc.	1,248	59,879
Credit Acceptance CorporationΔ*	27	12,423
Cullen/Frost Bankers, Inc.	436	39,768
Discover Financial Services	2,174	188,334
East West Bancorp, Inc.	887	46,754
Evercore, Inc. Class A	54	7,445
Everest Group, Ltd.	276	102,581
Fidelity National Financial, Inc.	2,377	98,170
Fidelity National Information Services, Inc.	5,126	283,314
Fifth Third Bancorp	5,109	129,411
First American Financial Corporation	743	41,972
First Citizens BancShares, Inc. Class A	66	91,087
First Hawaiian, Inc.Δ	562	10,144
First Horizon Corporation	4,487	49,447
Fiserv, Inc.*	3,871	437,268
FNB Corporation	3,594	38,779
Franklin Resources, Inc.	2,081	51,151
Global Payments, Inc.	2,019	232,972
Globe Life, Inc.	503	54,691
Goldman Sachs Group, Inc. (The)	2,617	846,783
Hanover Insurance Group, Inc. (The)	343	38,066
Hartford Financial Services Group, Inc. (The)	2,999	212,659
Huntington Bancshares, Inc.	13,265	137,956
Interactive Brokers Group, Inc. Class A	742	64,227
Intercontinental Exchange, Inc.	4,680	514,894
Invesco, Ltd.	1,036	15,043
Jack Henry & Associates, Inc.	274	41,412
Jefferies Financial Group, Inc.	847	31,026
JPMorgan Chase & Co.	23,105	3,350,687
Kemper Corporation	372	15,635
KeyCorp	7,730	83,175
KKR & Co., Inc.	4,369	269,130
Lazard, Ltd. Class A	471	14,606
Lincoln National Corporation	535	13,209
Loews Corporation	1,752	110,919
M&T Bank Corporation	1,439	181,962
Markel Corporation*	73	107,492
Marsh & McLennan Cos., Inc.	660	125,598
MetLife, Inc.	5,568	350,283
MGIC Investment Corporation	1,510	25,202
Moody’s Corporation	99	31,301
Morgan Stanley	10,110	825,684
MSCI, Inc.	164	84,145
	Shares	Value
Nasdaq, Inc.	2,708	$ 131,582
New York Community Bancorp, Inc.	3,240	36,742
Northern Trust Corporation	1,693	117,630
Old Republic International Corporation	2,745	73,950
OneMain Holdings, Inc.	688	27,582
PayPal Holdings, Inc.*	832	48,639
Pinnacle Financial Partners, Inc.	110	7,374
PNC Financial Services Group, Inc. (The)	3,315	406,983
Popular, Inc.	352	22,179
Primerica, Inc.	63	12,223
Principal Financial Group, Inc.	1,733	124,897
Progressive Corporation (The)	1,392	193,906
Prosperity Bancshares, Inc.	992	54,143
Prudential Financial, Inc.	3,074	291,692
Raymond James Financial, Inc.	1,518	152,453
Regions Financial Corporation	7,234	124,425
Reinsurance Group of America, Inc.	566	82,178
RLI Corporation	187	25,411
Robinhood Markets, Inc. Class A*	2,796	27,429
S&P Global, Inc.	2,472	903,293
SEI Investments Co.	617	37,162
SLM Corporation	959	13,062
SoFi Technologies, Inc.Δ*	6,461	51,623
State Street Corporation	2,876	192,577
Stifel Financial Corporation	466	28,631
Synchrony Financial	3,426	104,733
T. Rowe Price Group, Inc.	1,891	198,309
TFS Financial CorporationΔ	2,703	31,949
Tradeweb Markets, Inc. Class A	580	46,516
Travelers Cos., Inc. (The)	2,377	388,188
Truist Financial Corporation	10,926	312,593
U.S. Bancorp	11,654	385,281
Unum Group	1,632	80,278
Virtu Financial, Inc. Class A	751	12,970
Voya Financial, Inc.	610	40,534
W.R. Berkley Corporation	1,763	111,933
Webster Financial Corporation	1,035	41,721
Wells Fargo & Co.	31,144	1,272,544
Western Alliance Bancorp	621	28,547
Western Union Co. (The)	2,540	33,477
WEX, Inc.*	99	18,621
White Mountains Insurance Group, Ltd.	8	11,965
Wintrust Financial Corporation	428	32,314
Zions Bancorp NAΔ	877	30,598
		29,143,910
Health Care — 12.7%
Abbott Laboratories	13,785	1,335,077
Acadia Healthcare Co., Inc.*	774	54,420
Agilent Technologies, Inc.	704	78,721
agilon health, Inc.Δ*	238	4,227
Alnylam Pharmaceuticals, Inc.*	485	85,893
Amedisys, Inc.*	220	20,548
Amgen, Inc.	1,870	502,581
Avantor, Inc.*	6,026	127,028

	Shares	Value
Azenta, Inc.Δ*	710	$ 35,635
Baxter International, Inc.	4,662	175,944
Becton, Dickinson and Co.	2,509	648,652
Biogen, Inc.*	1,747	448,996
BioMarin Pharmaceutical, Inc.*	2,584	228,632
Bio-Rad Laboratories, Inc. Class A*	239	85,670
Boston Scientific Corporation*	12,881	680,117
Bristol-Myers Squibb Co.	29,185	1,693,897
Cardinal Health, Inc.	1,777	154,279
Catalent, Inc.*	2,378	108,270
Centene Corporation*	4,897	337,305
Certara, Inc.*	1,253	18,219
Charles River Laboratories International, Inc.*	424	83,095
Chemed Corporation	73	37,938
Cigna Group (The)	2,452	701,444
CVS Health Corporation	11,158	779,052
Danaher Corporation	5,592	1,387,375
DENTSPLY SIRONA, Inc.	1,831	62,547
Doximity, Inc. Class A*	382	8,106
Elanco Animal Health, Inc.*	17,175	193,047
Elevance Health, Inc.	1,820	792,464
Encompass Health Corporation	918	61,653
Enovis Corporation*	373	19,668
Envista Holdings CorporationΔ*	1,454	40,537
Exact Sciences Corporation*	1,307	89,164
Exelixis, Inc.*	5,348	116,854
Fortrea Holdings, Inc.*	797	22,786
GE HealthCare Technologies, Inc.	3,198	217,592
Gilead Sciences, Inc.	12,429	931,429
Globus Medical, Inc. Class A*	372	18,470
HCA Healthcare, Inc.	1,456	358,147
Henry Schein, Inc.*	1,447	107,440
Hologic, Inc.*	2,335	162,049
Humana, Inc.	684	332,780
ICU Medical, Inc.*	185	22,017
Illumina, Inc.*	1,033	141,810
Incyte Corporation*	2,328	134,489
Integra LifeSciences Holdings CorporationΔ*	399	15,238
Ionis Pharmaceuticals, Inc.Δ*	1,914	86,819
IQVIA Holdings, Inc.*	128	25,184
Karuna Therapeutics, Inc.Δ*	245	41,427
Laboratory Corporation of America Holdings	797	160,237
McKesson Corporation	778	338,313
Mirati Therapeutics, Inc.*	540	23,522
Moderna, Inc.*	2,953	305,015
Molina Healthcare, Inc.*	304	99,679
Organon & Co.	13,303	230,940
Premier, Inc. Class A	1,336	28,724
Quest Diagnostics, Inc.	1,217	148,304
QuidelOrtho Corporation*	438	31,992
R1 RCM, Inc.*	1,265	19,064
Regeneron Pharmaceuticals, Inc.*	937	771,113
Repligen CorporationΔ*	365	58,039
Revvity, Inc.	961	106,383
Roivant Sciences, Ltd.*	2,207	25,778
	Shares	Value
Stryker Corporation	2,313	$ 632,073
Teladoc Health, Inc.Δ*	1,591	29,577
Teleflex, Inc.	413	81,117
Tenet Healthcare Corporation*	811	53,437
Thermo Fisher Scientific, Inc.	1,383	700,033
United Therapeutics Corporation*	758	171,209
UnitedHealth Group, Inc.	1,398	704,858
Universal Health Services, Inc. Class B	520	65,380
Vertex Pharmaceuticals, Inc.*	674	234,377
Viatris, Inc.	43,434	428,259
Zimmer Biomet Holdings, Inc.	1,812	203,343
		19,465,498
Industrials — 11.5%
3M Co.	4,268	399,570
A.O. Smith Corporation	1,076	71,156
Acuity Brands, Inc.	224	38,149
AECOM	1,080	89,683
AGCO Corporation	472	55,828
Alaska Air Group, Inc.*	1,150	42,642
Allison Transmission Holdings, Inc.	407	24,037
American Airlines Group, Inc.*	3,333	42,696
AMETEK, Inc.	1,907	281,778
Automatic Data Processing, Inc.	711	171,052
Avis Budget Group, Inc.*	89	15,992
Boeing Co. (The)*	3,886	744,869
Broadridge Financial Solutions, Inc.	207	37,063
Builders FirstSource, Inc.*	1,126	140,176
BWX Technologies, Inc.	488	36,590
C.H. Robinson Worldwide, Inc.	126	10,852
CACI International, Inc. Class A*	218	68,437
Carlisle Cos., Inc.	468	121,334
Carrier Global CorporationΔ	6,892	380,438
Caterpillar, Inc.	1,169	319,137
Ceridian HCM Holding, Inc.Δ*	758	51,430
Cintas Corporation	143	68,784
Clean Harbors, Inc.*	363	60,752
Concentrix Corporation	396	31,724
Crane Co.	265	23,543
CSX Corporation	16,453	505,930
Cummins, Inc.	1,199	273,924
Curtiss-Wright Corporation	244	47,734
Deere & Co.	231	87,175
Delta Air Lines, Inc.	3,501	129,537
Donaldson Co., Inc.	810	48,308
Dover Corporation	958	133,651
Dun & Bradstreet Holdings, Inc.	719	7,183
EMCOR Group, Inc.	124	26,088
Emerson Electric Co.	4,100	395,937
Equifax, Inc.	374	68,509
Esab Corporation	116	8,146
Expeditors International of Washington, Inc.	574	65,798
Fastenal Co.	774	42,291
FedEx Corporation	1,908	505,467
Flowserve Corporation	500	19,885
Fortive Corporation	3,112	230,786

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Fortune Brands Innovations, Inc.	689	$ 42,828
FTI Consulting, Inc.*	316	56,378
Generac Holdings, Inc.*	289	31,489
General Dynamics Corporation	2,327	514,197
General Electric Co.	8,384	926,851
Genpact, Ltd.	1,201	43,476
Graco, Inc.	941	68,580
HEICO CorporationΔ	37	5,991
HEICO Corporation Class A	81	10,467
Hertz Global Holdings, Inc.*	1,399	17,138
Hexcel Corporation	328	21,366
Honeywell International, Inc.	4,326	799,185
Howmet Aerospace, Inc.	1,608	74,370
Hubbell, Inc.	319	99,978
Huntington Ingalls Industries, Inc.	331	67,716
IDEX Corporation	634	131,885
Illinois ToolWorks, Inc.	606	139,568
Ingersoll-Rand, Inc.	3,593	228,946
ITT, Inc.	963	94,287
J.B. Hunt Transport Services, Inc.	721	135,923
Jacobs Solutions, Inc.	944	128,856
KBR, Inc.Δ	559	32,948
Kirby Corporation*	943	78,080
Knight-Swift Transportation Holdings, Inc.	1,485	74,473
L3Harris Technologies, Inc.	1,828	318,291
Landstar System, Inc.	266	47,066
Leidos Holdings, Inc.	1,208	111,329
Lennox International, Inc.	173	64,778
Lincoln Electric Holdings, Inc.	114	20,724
ManpowerGroup, Inc.	282	20,676
Masco Corporation	1,466	78,358
MasTec, Inc.Δ*	176	12,667
MDU Resources Group, Inc.	1,489	29,155
Mercury Systems, Inc.*	340	12,611
Middleby Corporation (The)*	190	24,320
MSA Safety, Inc.	222	34,998
MSC Industrial Direct Co., Inc. Class AΔ	225	22,084
Nordson Corporation	498	111,139
Norfolk Southern Corporation	2,019	397,602
Northrop Grumman Corporation	1,189	523,386
Old Dominion Freight Line, Inc.	98	40,096
Oshkosh Corporation	349	33,305
Otis Worldwide Corporation	3,040	244,142
Owens Corning	521	71,070
PACCAR, Inc.	4,751	403,930
Parker-Hannifin Corporation	1,057	411,723
Paycor HCM, Inc.*	463	10,570
Plug Power, Inc.Δ*	1,317	10,009
Quanta Services, Inc.Δ	657	122,905
RBC Bearings, Inc.*	184	43,080
Regal Beloit Corporation	394	56,295
Republic Services, Inc.	1,677	238,989
Robert Half, Inc.	712	52,175
RTX Corporation	12,815	922,296
Ryder System, Inc.	362	38,716
Saia, Inc.*	186	74,149
	Shares	Value
Schneider National, Inc. Class B	610	$ 16,891
Science Applications International Corporation	391	41,266
Snap-on, Inc.	480	122,429
Southwest Airlines Co.	5,604	151,700
SS&C Technologies Holdings, Inc.	1,442	75,763
Stanley Black & Decker, Inc.	1,152	96,284
Stericycle, Inc.*	330	14,754
Sunrun, Inc.Δ*	1,174	14,745
Tetra Tech, Inc.	243	36,943
Textron, Inc.	1,849	144,481
Timken Co. (The)	350	25,722
TransDigm Group, Inc.*	259	218,371
TransUnion	1,081	77,605
U-Haul Holding Co.	729	38,192
U-Haul Holding Co. (New York Exchange)Δ*	81	4,420
Union Pacific Corporation	2,999	610,686
United Airlines Holdings, Inc.*	2,706	114,464
United Parcel Service, Inc. Class B	4,193	653,563
United Rentals, Inc.	335	148,931
Valmont Industries, Inc.	46	11,050
Vertiv Holdings Co.	1,626	60,487
Waste Management, Inc.	435	66,311
Watsco, Inc.Δ	153	57,791
WESCO International, Inc.	137	19,703
Westinghouse Air Brake Technologies Corporation	1,403	149,097
WillScot Mobile Mini Holdings Corporation*	592	24,621
Woodward, Inc.	253	31,438
XPO Logistics, Inc.*	600	44,796
Xylem, Inc.	1,684	153,295
		17,577,470
Information Technology — 8.7%
Advanced Micro Devices, Inc.*	5,430	558,313
Akamai Technologies, Inc.*	1,184	126,143
Amdocs, Ltd.	1,243	105,021
Amphenol Corporation Class A	2,078	174,531
Analog Devices, Inc.	4,026	704,912
ANSYS, Inc.*	249	74,090
Applied Materials, Inc.	881	121,974
AppLovin Corporation Class A*	1,020	40,759
Arrow Electronics, Inc.*	438	54,855
Aspen Technology, Inc.*	276	56,376
Avnet, Inc.	501	24,143
BILL Holdings, Inc.*	694	75,348
CCC Intelligent Solutions Holdings, Inc.*	1,695	22,628
Ciena Corporation*	691	32,657
Cirrus Logic, Inc.Δ*	450	33,282
Cisco Systems, Inc.	33,895	1,822,195
Cognex Corporation	1,100	46,684
Cognizant Technology Solutions Corporation Class A	4,269	289,182
Coherent Corporation*	596	19,453
Corning, Inc.	6,687	203,753
Crane Holdings Co.	265	14,726

	Shares	Value
Dolby Laboratories, Inc. Class A	889	$ 70,462
Dropbox, Inc. Class A*	159	4,330
DXC Technology Co.*	1,336	27,829
Entegris, Inc.	857	80,481
F5, Inc.*	240	38,674
First Solar, Inc.*	891	143,977
Gen Digital, Inc.	3,806	67,290
GoDaddy, Inc. Class A*	98	7,299
Guidewire Software, Inc.*	719	64,710
Hewlett Packard Enterprise Co.	13,200	229,284
HP, Inc.	6,109	157,001
Informatica, Inc. Class A*	265	5,584
Intel Corporation	33,670	1,196,968
International Business Machines Corporation	7,352	1,031,486
IPG Photonics Corporation*	106	10,763
Jabil, Inc.	139	17,638
Juniper Networks, Inc.	2,633	73,171
Keysight Technologies, Inc.*	903	119,476
Kyndryl Holdings, Inc.*	643	9,709
Lam Research Corporation	35	21,937
Littelfuse, Inc.	202	49,959
Lumentum Holdings, Inc.Δ*	375	16,943
Marvell Technology, Inc.	7,185	388,924
Microchip Technology, Inc.	857	66,889
Micron Technology, Inc.	8,884	604,379
MKS Instruments, Inc.	178	15,404
National Instruments Corporation	50	2,981
nCino, Inc.Δ*	211	6,710
NCR CorporationΔ*	772	20,821
NetApp, Inc.	1,088	82,557
Nutanix, Inc. Class A*	1,776	61,947
Okta, Inc.*	1,012	82,488
ON Semiconductor Corporation*	3,223	299,578
Oracle Corporation	7,481	792,388
PTC, Inc.*	346	49,021
Pure Storage, Inc. Class A*	615	21,906
Qorvo, Inc.*	625	59,669
QUALCOMM, Inc.	1,106	122,832
Roper Technologies, Inc.	967	468,299
Salesforce, Inc.*	2,108	427,460
SentinelOne, Inc. Class A*	1,444	24,346
Skyworks Solutions, Inc.	1,231	121,364
TD SYNNEX Corporation	222	22,169
Teledyne Technologies, Inc.*	395	161,389
Texas Instruments, Inc.	4,448	707,276
Trimble, Inc.*	1,900	102,334
Twilio, Inc. Class A*	964	56,423
Tyler Technologies, Inc.*	82	31,663
Ubiquiti, Inc.	15	2,180
UiPath, Inc. Class AΔ*	819	14,013
Unity Software, Inc.*	1,102	34,592
VeriSign, Inc.*	499	101,062
Viasat, Inc.Δ*	326	6,018
Western Digital Corporation*	2,375	108,371
Wolfspeed, Inc.Δ*	737	28,080
Zebra Technologies Corporation Class A*	206	48,725
	Shares	Value
Zoom Video Communications, Inc. Class A*	1,817	$ 127,081
		13,317,335
Materials — 3.7%
Air Products and Chemicals, Inc.	1,858	526,557
Albemarle Corporation	891	151,506
Alcoa Corporation	1,294	37,604
AptarGroup, Inc.	791	98,907
Ashland, Inc.	357	29,160
Avery Dennison Corporation	331	60,464
Axalta Coating Systems, Ltd.*	370	9,953
Ball CorporationΔ	2,218	110,412
Berry Global Group, Inc.	252	15,601
Celanese CorporationΔ	700	87,864
CF Industries Holdings, Inc.	1,686	144,558
Chemours Co. (The)	827	23,197
Cleveland-Cliffs, Inc.*	3,198	49,985
Corteva, Inc.	6,123	313,253
Crown Holdings, Inc.	583	51,584
Dow, Inc.	6,414	330,706
DuPont de Nemours, Inc.	3,816	284,635
Eagle Materials, Inc.	91	15,153
Eastman Chemical Co.	839	64,368
Ecolab, Inc.	314	53,192
Element Solutions, Inc.	899	17,629
FMC Corporation	830	55,585
Freeport-McMoRan, Inc.	11,301	421,414
Ginkgo Bioworks Holdings, Inc.Δ*	14,819	26,822
Graphic Packaging Holding Co.	445	9,915
Huntsman Corporation	1,831	44,676
International Flavors & Fragrances, Inc.	2,205	150,315
International Paper Co.	2,923	103,679
Louisiana-Pacific Corporation	566	31,283
Martin Marietta Materials, Inc.	575	236,026
Mosaic Co. (The)	2,576	91,706
NewMarket Corporation	72	32,763
Newmont CorporationΔ	6,199	229,053
Nucor Corporation	2,085	325,990
Olin Corporation	1,045	52,229
Packaging Corporation of America	943	144,798
PPG Industries, Inc.	1,210	157,058
Reliance Steel & Aluminum Co.	540	141,604
Royal Gold, Inc.	623	66,243
RPM International, Inc.	912	86,467
Sherwin-Williams Co. (The)	302	77,025
Silgan Holdings, Inc.	886	38,195
Sonoco Products Co.	1,092	59,350
Steel Dynamics, Inc.	1,434	153,753
United States Steel Corporation	1,233	40,048
Vulcan Materials Co.	1,157	233,737
Westlake Corporation	385	47,998
Westrock Co.	2,759	98,772
		5,632,792
Real Estate — 4.5%
Agree Realty Corporation REIT	530	29,277

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Alexandria Real Estate Equities, Inc. REIT	1,625	$162,663
American Homes 4 Rent Class A REIT	3,171	106,831
Americold Realty Trust REIT	2,045	62,188
Apartment Income REIT Corporation	1,306	40,094
AvalonBay Communities, Inc. REIT	1,215	208,664
Boston Properties, Inc. REIT	1,492	88,744
Brixmor Property Group, Inc. REIT	1,476	30,671
Camden Property Trust REIT	916	86,635
CBRE Group, Inc. Class A*	3,076	227,193
CoStar Group, Inc.*	2,342	180,076
Cousins Properties, Inc. REIT	1,298	26,440
Crown Castle, Inc. REIT	3,130	288,054
CubeSmart REIT	1,816	69,244
Digital Realty Trust, Inc. REIT	2,358	285,365
EastGroup Properties, Inc. REIT	275	45,796
EPR Properties REIT	259	10,759
Equinix, Inc. REIT	365	265,085
Equity LifeStyle Properties, Inc. REITΔ	843	53,708
Equity Residential REIT	3,615	212,237
Essex Property Trust, Inc. REIT	650	137,859
Extra Space Storage, Inc. REIT	1,508	183,343
Federal Realty Investment Trust REIT	852	77,217
First Industrial Realty Trust, Inc. REIT	658	31,314
Healthcare Realty Trust, Inc. REIT	3,831	58,499
Healthpeak Properties, Inc. REIT	5,431	99,713
Highwoods Properties, Inc. REIT	625	12,881
Host Hotels & Resorts, Inc. REIT	5,729	92,065
Howard Hughes Holdings, Inc.*	597	44,256
Invitation Homes, Inc. REIT	4,692	148,690
Iron Mountain, Inc. REIT	203	12,068
Jones Lang LaSalle, Inc.*	491	69,319
Kilroy Realty Corporation REIT	743	23,486
Kimco Realty Corporation REIT	4,882	85,874
Medical Properties Trust, Inc. REITΔ	6,269	34,166
Mid-America Apartment Communities, Inc. REIT	955	122,861
National Storage Affiliates Trust REIT	423	13,426
NNN REIT, Inc.	1,716	60,643
Omega Healthcare Investors, Inc. REIT	2,753	91,290
Prologis, Inc. REIT	7,865	882,532
Public Storage REIT	549	144,673
Rayonier, Inc. REIT	888	25,272
Realty Income Corporation REIT	6,456	322,413
Regency Centers Corporation REIT	1,495	88,863
Rexford Industrial Realty, Inc. REITΔ	1,998	98,601
SBA Communications Corporation REIT	606	121,303
Simon Property Group, Inc. REIT	1,853	200,180
Spirit Realty Capital, Inc. REIT	1,499	50,261
Sun Communities, Inc. REIT	891	105,441
UDR, Inc. REIT	3,059	109,115
Ventas, Inc. REIT	3,176	133,805
	Shares	Value
Vornado Realty Trust REITΔ	2,039	$ 46,245
Welltower, Inc. REIT	4,124	337,838
Weyerhaeuser Co. REIT	6,055	185,646
WP Carey, Inc. REIT	2,217	119,895
Zillow Group, Inc. Class A*	576	25,799
Zillow Group, Inc. Class CΔ*	1,218	56,223
		6,932,799
Utilities — 4.7%
AES Corporation (The)	2,762	41,982
Alliant Energy Corporation	1,125	54,506
Ameren Corporation	1,679	125,640
American Electric Power Co., Inc.	4,147	311,937
American Water Works Co., Inc.	1,776	219,922
Atmos Energy CorporationΔ	1,538	162,920
Avangrid, Inc.	595	17,951
CenterPoint Energy, Inc.	4,585	123,107
CMS Energy CorporationΔ	2,613	138,777
Consolidated Edison, Inc.	3,493	298,756
Constellation Energy Corporation	2,403	262,119
Dominion Energy, Inc.	7,552	337,348
DTE Energy Co.	1,700	168,776
Duke Energy Corporation	8,145	718,878
Edison International	2,536	160,504
Entergy Corporation	1,262	116,735
Essential Utilities, Inc.	2,356	80,882
Evergy, Inc.	1,627	82,489
Eversource Energy	2,957	171,950
Exelon Corporation	8,246	311,616
FirstEnergy Corporation	3,450	117,921
National Fuel Gas Co.	62	3,219
NextEra Energy, Inc.	16,053	919,676
NiSource, Inc.	3,384	83,517
NRG Energy, Inc.	1,827	70,376
OGE Energy Corporation	248	8,266
PG&E Corporation*	12,987	209,480
Pinnacle West Capital Corporation	616	45,387
PPL Corporation	3,296	77,654
Public Service Enterprise Group, Inc.	3,698	210,453
Sempra	5,362	364,777
Southern Co. (The)	9,661	625,260
UGI Corporation	1,214	27,922
Vistra Corporation	2,406	79,831
WEC Energy Group, Inc.	3,437	276,850
Xcel Energy, Inc.	3,973	227,335
		7,254,719
Total Common Stocks (Cost $140,362,424)		138,839,570

FOREIGN COMMON STOCKS — 5.7%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	298	58,980
Brazil — 0.1%
NU Holdings, Ltd. Class A*	5,100	36,975

	Shares	Value
XP, Inc. Class A	2,335	$ 53,822
		90,797
Canada — 0.0%
Brookfield Renewable Corporation Class A	748	17,907
RB Global, Inc.	387	24,187
SSR Mining, Inc.	1,640	21,796
		63,890
Curacao — 0.4%
Schlumberger NV	11,657	679,603
Ireland — 3.5%
Aon PLC Class A	1,564	507,080
Eaton Corporation PLC	3,280	699,558
Horizon Therapeutics PLC*	581	67,216
ICON PLC*	553	136,176
Jazz Pharmaceuticals PLC*	3,815	493,814
Johnson Controls International PLC	6,140	326,709
Linde PLC	3,627	1,350,513
Medtronic PLC	11,789	923,786
nVent Electric PLC	1,046	55,428
Pentair PLC	1,088	70,448
STERIS PLC	964	211,521
Trane Technologies PLC	1,501	304,568
Willis Towers Watson PLC	897	187,437
		5,334,254
Jersey — 0.4%
Amcor PLC	13,514	123,788
Aptiv PLC*	1,772	174,701
Clarivate PLCΔ*	2,929	19,654
Ferguson PLC	1,391	228,778
Janus Henderson Group PLC	927	23,935
		570,856
Netherlands — 0.3%
CNH Industrial NVΔ	6,828	82,619
LyondellBasell Industries NV Class A	2,370	224,439
QIAGEN NV*	2,450	99,225
		406,283
Switzerland — 0.6%
Chubb, Ltd.	3,811	793,374
Garmin, Ltd.	1,119	117,719
		911,093
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.Δ*	321	18,679
United Kingdom — 0.4%
Royalty Pharma PLC Class A	18,653	506,243
Sensata Technologies Holding PLC	466	17,624
TechnipFMC PLC	3,609	73,407
		597,274
Total Foreign Common Stocks (Cost $8,150,994)		8,731,709

	Shares	Value
MUTUAL FUNDS — 0.2%
iShares Russell 1000 Value ETFΔ (Cost $391,386)	2,500	$ 379,550
MONEY MARKET FUNDS — 3.4%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	4,627,779	4,627,779
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	418,829	418,829
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	76,802	76,802
Total Money Market Funds (Cost $5,123,410)		5,123,410
TOTAL INVESTMENTS — 100.1% (Cost $154,028,214)		153,074,239
Liabilities in Excess of Other Assets — (0.1)%		(187,096)
NET ASSETS — 100.0%		$152,887,143

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2023	21	$4,541,775	$(153,917)
S&P 500® Micro E-Mini	12/2023	19	410,923	(17,634)
Total Futures Contracts outstanding at September 30, 2023			$4,952,698	$(171,551)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 83.3%
Communication Services — 5.7%
Alphabet, Inc. Class C*	48,497	$ 6,394,330
Comcast Corporation Class A	519,904	23,052,543
Electronic Arts, Inc.	58,020	6,985,608
Fox Corporation Class AΔ	70,940	2,213,328
Verizon Communications, Inc.	217,301	7,042,725
Walt Disney Co. (The)*	41,882	3,394,536
Warner Bros Discovery, Inc.*	208,411	2,263,344
		51,346,414
Consumer Discretionary — 4.3%
Aramark	146,430	5,081,121
Darden Restaurants, Inc.	30,655	4,390,409
Dick's Sporting Goods, Inc.Δ	22,231	2,413,842
General Motors Co.	51,337	1,692,581
Lennar Corporation Class A	50,180	5,631,701
Lithia Motors, Inc.	21,381	6,314,451
Lowe’s Cos., Inc.	26,549	5,517,944
Ralph Lauren CorporationΔ	27,740	3,220,336
Starbucks Corporation	52,047	4,750,330
		39,012,715
Consumer Staples — 5.3%
Church & Dwight Co., Inc.	22,405	2,052,970
Colgate-Palmolive Co.	135,212	9,614,925
Conagra Brands, Inc.	171,666	4,707,082
Kenvue, Inc.	195,463	3,924,897
Keurig Dr. Pepper, Inc.	61,193	1,931,863
Kimberly-Clark Corporation	59,113	7,143,806
Lamb Weston Holdings, Inc.	44,610	4,124,641
Mondelez International, Inc. Class A	92,503	6,419,708
PepsiCo, Inc.	22,197	3,761,060
Walmart, Inc.	27,657	4,423,184
		48,104,136
Energy — 6.7%
Baker Hughes Co.	119,744	4,229,358
Chevron Corporation	32,142	5,419,784
Exxon Mobil Corporation	164,982	19,398,584
Halliburton Co.	228,316	9,246,798
Hess Corporation	43,930	6,721,290
Phillips 66Δ	70,147	8,428,162
Pioneer Natural Resources Co.	31,890	7,320,349
		60,764,325
Financials — 19.5%
Allstate Corporation (The)	135,105	15,052,048
American Express Co.	19,109	2,850,872
American International Group, Inc.	141,671	8,585,263
Ameriprise Financial, Inc.	11,985	3,951,215
Apollo Global Management, Inc.	52,779	4,737,443
Bank of New York Mellon Corporation (The)	158,600	6,764,290
Berkshire Hathaway, Inc. Class B*	63,728	22,323,918
BlackRock, Inc.	14,944	9,661,147
Charles Schwab Corporation (The)	143,953	7,903,020
Cincinnati Financial Corporation	28,867	2,952,805
Fidelity National Information Services, Inc.	246,274	13,611,564
Fiserv, Inc.*	46,915	5,299,518
Intercontinental Exchange, Inc.	41,163	4,528,753
JPMorgan Chase & Co.	88,749	12,870,380
M&T Bank Corporation	68,932	8,716,451
Marsh & McLennan Cos., Inc.	26,818	5,103,465
MetLife, Inc.	58,782	3,697,976
Morgan Stanley	32,205	2,630,182
	Shares	Value
Northern Trust Corporation	54,727	$ 3,802,432
Progressive Corporation (The)	35,077	4,886,226
Reinsurance Group of America, Inc.	53,319	7,741,386
Truist Financial Corporation	144,891	4,145,332
U.S. Bancorp	137,305	4,539,303
Wells Fargo & Co.	251,211	10,264,482
		176,619,471
Health Care — 10.2%
Amgen, Inc.	10,367	2,786,235
Avantor, Inc.*	371,337	7,827,784
Becton, Dickinson and Co.	15,461	3,997,132
Centene Corporation*	64,855	4,467,212
Cigna Group (The)	17,825	5,099,198
CVS Health Corporation	129,311	9,028,494
Elevance Health, Inc.	22,421	9,762,552
GE HealthCare Technologies, Inc.Δ	34,811	2,368,540
Gilead Sciences, Inc.	44,854	3,361,359
Henry Schein, Inc.*	84,277	6,257,567
McKesson Corporation	14,600	6,348,810
Molina Healthcare, Inc.*	8,811	2,889,039
Quest Diagnostics, Inc.	58,453	7,123,083
UnitedHealth Group, Inc.	14,978	7,551,758
Zimmer Biomet Holdings, Inc.	123,117	13,816,190
		92,684,953
Industrials — 10.1%
AECOM	24,635	2,045,690
Fastenal Co.	72,806	3,978,120
General Electric Co.	44,783	4,950,761
J.B. Hunt Transport Services, Inc.	46,161	8,702,272
Norfolk Southern Corporation	51,311	10,104,675
Northrop Grumman CorporationΔ	8,544	3,760,983
Oshkosh Corporation	35,924	3,428,227
Paychex, Inc.	36,873	4,252,563
RTX Corporation	145,352	10,460,984
Southwest Airlines Co.	192,610	5,213,953
Stanley Black & Decker, Inc.	39,273	3,282,437
Textron, Inc.	51,046	3,988,734
United Parcel Service, Inc. Class B	91,119	14,202,719
Vertiv Holdings Co.	337,868	12,568,690
		90,940,808
Information Technology — 10.2%
Akamai Technologies, Inc.*	13,391	1,426,677
Apple, Inc.	39,190	6,709,720
Broadcom, Inc.	18,998	15,779,359
Cisco Systems, Inc.	164,060	8,819,866
Cognizant Technology Solutions Corporation Class A	81,292	5,506,720
Corning, Inc.	46,962	1,430,932
F5, Inc.*	40,089	6,459,941
International Business Machines Corporation	27,841	3,906,092
Juniper Networks, Inc.	78,764	2,188,852
Microsoft Corporation	17,234	5,441,636
ON Semiconductor Corporation*	39,695	3,689,650
Oracle Corporation	60,419	6,399,580
QUALCOMM, Inc.	60,053	6,669,486
Salesforce, Inc.*	9,919	2,011,375
Skyworks Solutions, Inc.	52,985	5,223,791
Texas Instruments, Inc.	68,184	10,841,938
		92,505,615
Materials — 4.6%
Air Products and Chemicals, Inc.	54,130	15,340,442
Axalta Coating Systems, Ltd.*	204,754	5,507,882

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
DuPont de Nemours, Inc.	87,852	$ 6,552,881
Freeport-McMoRan, Inc.	76,504	2,852,834
Packaging Corporation of America	40,311	6,189,754
Sonoco Products Co.	88,519	4,811,008
		41,254,801
Real Estate — 2.2%
Crown Castle, Inc. REIT	32,317	2,974,133
Jones Lang LaSalle, Inc.*	13,009	1,836,611
Public Storage REIT	42,246	11,132,666
Simon Property Group, Inc. REIT	21,196	2,289,804
Weyerhaeuser Co. REIT	63,212	1,938,080
		20,171,294
Utilities — 4.5%
AES Corporation (The)	93,756	1,425,091
Atmos Energy CorporationΔ	103,698	10,984,729
Dominion Energy, Inc.	64,944	2,901,049
Duke Energy Corporation	100,109	8,835,620
Entergy Corporation	83,912	7,761,860
NiSource, Inc.	82,085	2,025,858
Pinnacle West Capital Corporation	94,640	6,973,075
		40,907,282
Total Common Stocks (Cost $697,535,993)		754,311,814

FOREIGN COMMON STOCKS — 12.9%
Canada — 0.9%
Enbridge, Inc.	238,296	7,909,044
France — 1.4%
TotalEnergies SE ADRΔ	186,746	12,280,417
Ireland — 5.0%
CRH PLCΔ	55,300	3,026,569
Johnson Controls International PLC	73,874	3,930,835
Medtronic PLC	330,811	25,922,350
nVent Electric PLC	57,810	3,063,352
STERIS PLC	11,368	2,494,367
Willis Towers Watson PLC	30,342	6,340,264
		44,777,737
Japan — 0.3%
Nintendo Co., Ltd. ADR	261,618	2,707,746
Jersey — 1.1%
Aptiv PLC*	105,110	10,362,795
	Shares	Value
Netherlands — 0.3%
Koninklijke Ahold Delhaize NV	102,409	$ 3,086,576
Singapore — 0.5%
Flex, Ltd.*	171,047	4,614,848
Switzerland — 2.2%
Nestle SA ADR	34,146	3,864,303
Novartis AG	36,465	3,724,121
Roche Holding AG	31,361	8,561,588
TE Connectivity, Ltd.	32,775	4,048,696
		20,198,708
United Kingdom — 1.2%
Unilever PLC ADRΔ	226,066	11,167,660
Total Foreign Common Stocks (Cost $119,490,365)		117,105,531

MUTUAL FUNDS — 0.8%
iShares Russell 1000 Value ETFΔ (Cost $7,067,294)	44,424	6,744,452
MONEY MARKET FUNDS — 3.5%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	25,583,741	25,583,741
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	5,124,663	5,124,663
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	93,351	93,351
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	503,717	503,717
Total Money Market Funds (Cost $31,305,472)		31,305,472
TOTAL INVESTMENTS — 100.5% (Cost $855,399,124)		909,467,269
Liabilities in Excess of Other Assets — (0.5)%		(4,339,788)
NET ASSETS — 100.0%		$905,127,481

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2023	76	$16,436,900	$(551,023)

Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/22/23	U.S. Dollars	11,881,572	Swiss Francs	10,730,425	MSCS	$45,108
12/22/23	U.S. Dollars	10,994,156	British Pounds	8,998,327	GSC	8,342
12/22/23	U.S. Dollars	5,003,929	Euro	4,705,825	MSCS	8,173
12/22/23	U.S. Dollars	5,002,927	Euro	4,705,824	JPM	7,171
12/22/23	U.S. Dollars	5,002,023	Euro	4,705,825	MLIB	6,268
Subtotal Appreciation						$75,062
12/22/23	British Pounds	182,889	U.S. Dollars	223,569	GSC	$ (284)
Subtotal Depreciation						$ (284)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$74,778
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.1%
Communication Services — 11.2%
Alphabet, Inc. Class A*	47,149	$ 6,169,918
Alphabet, Inc. Class C*	40,357	5,321,070
Charter Communications, Inc. Class AΔ*	804	353,615
Iridium Communications, Inc.	938	42,670
Liberty Broadband Corporation*	137	12,511
Live Nation Entertainment, Inc.Δ*	287	23,832
Meta Platforms, Inc. Class A*	17,522	5,260,280
Netflix, Inc.*	3,503	1,322,733
Nexstar Media Group, Inc. Class A	97	13,907
Pinterest, Inc. Class A*	4,699	127,014
Playtika Holding Corporation*	453	4,362
ROBLOX Corporation Class A*	3,775	109,324
Roku, Inc.*	157	11,083
Spotify Technology SA*	1,103	170,568
TKO Group Holdings, Inc.Δ	371	31,186
Trade Desk, Inc. (The) Class A*	3,458	270,243
ZoomInfo Technologies, Inc.*	1,046	17,154
		19,261,470
Consumer Discretionary — 15.3%
Airbnb, Inc. Class AΔ*	3,251	446,070
Amazon.com, Inc.*	71,403	9,076,749
AutoZone, Inc.*	118	299,719
Best Buy Co., Inc.	248	17,229
Booking Holdings, Inc.*	294	906,681
Bright Horizons Family Solutions, Inc.*	70	5,702
Burlington Stores, Inc.*	482	65,215
CarMax, Inc.*	86	6,083
Chipotle Mexican Grill, Inc.*	222	406,666
Choice Hotels International, Inc.Δ	278	34,058
Coupang, Inc.*	8,661	147,237
Crocs, Inc.*	433	38,204
Darden Restaurants, Inc.	585	83,784
Deckers Outdoor Corporation*	198	101,790
Domino’s Pizza, Inc.	270	102,273
DoorDash, Inc. Class A*	1,818	144,476
eBay, Inc.	359	15,828
Etsy, Inc.*	556	35,906
Expedia Group, Inc.*	871	89,774
Five Below, Inc.*	413	66,452
Floor & Decor Holdings, Inc. Class A*	654	59,187
H&R Block, Inc.	1,223	52,662
Hilton Worldwide Holdings, Inc.	1,148	172,407
Home Depot, Inc. (The)	8,082	2,442,057
Lowe’s Cos., Inc.	3,424	711,644
Lululemon Athletica, Inc.*	868	334,709
Marriott International, Inc. Class A	2,080	408,845
McDonald’s Corporation	2,638	694,955
Murphy U.S.A., Inc.	118	40,324
NIKE, Inc. Class B	5,034	481,351
Norwegian Cruise Line Holdings, Ltd.*	1,153	19,001
NVR, Inc.*	2	11,927
O’Reilly Automotive, Inc.*	404	367,179
	Shares	Value
Peloton Interactive, Inc. Class A*	2,924	$ 14,766
Planet Fitness, Inc. Class A*	450	22,131
Pool Corporation	277	98,640
RH*	18	4,758
Ross Stores, Inc.	2,423	273,678
Royal Caribbean Cruises, Ltd.Δ*	555	51,138
Service Corporation InternationalΔ	468	26,742
Starbucks Corporation	9,137	833,934
Tesla, Inc.*	21,852	5,467,807
Texas Roadhouse, Inc.	486	46,705
TJX Cos., Inc. (The)	9,170	815,030
TopBuild Corporation*	33	8,303
Tractor Supply Co.	849	172,389
Travel + Leisure Co.	386	14,178
Ulta Beauty, Inc.*	399	159,381
Vail Resorts, Inc.	104	23,077
Valvoline, Inc.	360	11,606
Victoria's Secret & Co.Δ*	263	4,387
Wayfair, Inc. Class AΔ*	267	16,172
Wendy's Co. (The)	1,644	33,554
Williams-Sonoma, Inc.	96	14,918
Wingstop, Inc.	228	41,003
Wyndham Hotels & Resorts, Inc.	239	16,620
YETI Holdings, Inc.*	280	13,502
Yum! Brands, Inc.	1,988	248,381
		26,318,944
Consumer Staples — 4.4%
BJ's Wholesale Club Holdings, Inc.*	617	44,035
Casey’s General Stores, Inc.	66	17,920
Celsius Holdings, Inc.*	424	72,758
Church & Dwight Co., Inc.	2,019	185,001
Clorox Co. (The)	1,007	131,977
Coca-Cola Co. (The)	17,063	955,187
Costco Wholesale Corporation	3,581	2,023,122
Dollar General Corporation	1,894	200,385
Estee Lauder Cos., Inc. (The) Class A	669	96,704
Hershey Co. (The)	999	199,880
Kenvue, Inc.	4,256	85,460
Kimberly-Clark Corporation	3,068	370,768
Lamb Weston Holdings, Inc.	1,075	99,395
Monster Beverage Corporation*	6,589	348,888
PepsiCo, Inc.	8,175	1,385,172
Performance Food Group Co.*	277	16,304
Procter & Gamble Co. (The)	4,175	608,966
Sysco Corporation	4,221	278,797
Target Corporation	3,777	417,623
		7,538,342
Energy — 0.5%
APA Corporation	1,788	73,487
Cheniere Energy, Inc.	1,882	312,337
Halliburton Co.	1,716	69,498
Hess Corporation	1,266	193,698
New Fortress Energy, Inc.Δ	351	11,506
ONEOK, Inc.	280	17,760
Ovintiv, Inc.	653	31,063
Targa Resources Corporation	1,566	134,237

	Shares	Value
Texas Pacific Land Corporation	44	$ 80,237
		923,823
Financials — 6.3%
American Express Co.	1,438	214,535
Ameriprise Financial, Inc.	804	265,063
Apollo Global Management, Inc.	4,193	376,364
Arch Capital Group, Ltd.*	583	46,471
Ares Management Corporation Class A	1,231	126,633
Arthur J. Gallagher & Co.	277	63,137
Blackstone, Inc.Δ	5,702	610,912
Block, Inc.*	1,555	68,824
Blue Owl Capital, Inc.Δ	717	9,292
Brown & Brown, Inc.	591	41,275
Equitable Holdings, Inc.	2,559	72,650
Euronet Worldwide, Inc.*	182	14,447
Everest Group, Ltd.	79	29,362
FactSet Research Systems, Inc.	300	131,178
First Citizens BancShares, Inc. Class A	6	8,281
Fiserv, Inc.*	1,273	143,798
FleetCor Technologies, Inc.*	536	136,862
Jack Henry & Associates, Inc.	233	35,216
Kinsale Capital Group, Inc.	173	71,645
KKR & Co., Inc.	1,272	78,355
Lincoln National Corporation	267	6,592
LPL Financial Holdings, Inc.	610	144,967
MarketAxess Holdings, Inc.	299	63,878
Marsh & McLennan Cos., Inc.	3,404	647,781
Mastercard, Inc. Class A	6,716	2,658,932
Moody’s Corporation	1,185	374,661
Morningstar, Inc.	147	34,433
MSCI, Inc.	323	165,725
PayPal Holdings, Inc.*	8,097	473,351
Primerica, Inc.	153	29,684
Progressive Corporation (The)	3,690	514,017
Ryan Specialty Holdings, Inc.*	638	30,879
S&P Global, Inc.	200	73,082
Shift4 Payments, Inc. Class AΔ*	282	15,614
Toast, Inc. Class A*	2,731	51,152
Tradeweb Markets, Inc. Class A	511	40,982
Visa, Inc. Class AΔ	12,884	2,963,449
Western Union Co. (The)	22	290
WEX, Inc.*	223	41,944
		10,875,713
Health Care — 10.5%
10X Genomics, Inc. Class A*	604	24,915
Abbott Laboratories	1,392	134,815
Agilent Technologies, Inc.	2,403	268,703
agilon health, Inc.Δ*	2,522	44,791
Align Technology, Inc.*	608	185,635
Alnylam Pharmaceuticals, Inc.*	1,131	200,300
Amgen, Inc.	3,460	929,910
Apellis Pharmaceuticals, Inc.*	1,057	40,208
BioMarin Pharmaceutical, Inc.*	1,317	116,528
Bruker Corporation	1,212	75,508
Cardinal Health, Inc.	1,048	90,987
	Shares	Value
Cencora, Inc.	1,362	$ 245,119
Certara, Inc.*	504	7,328
Chemed Corporation	82	42,615
Cigna Group (The)	299	85,535
DaVita, Inc.*	415	39,230
Dexcom, Inc.*	3,124	291,469
Doximity, Inc. Class A*	274	5,814
Edwards Lifesciences Corporation*	5,045	349,518
Elevance Health, Inc.	324	141,076
Eli Lilly and Co.	6,839	3,673,432
Exact Sciences Corporation*	726	49,528
Exelixis, Inc.*	6,344	138,616
GE HealthCare Technologies, Inc.	294	20,004
HCA Healthcare, Inc.	330	81,173
Humana, Inc.	476	231,584
IDEXX Laboratories, Inc.*	638	278,978
Illumina, Inc.*	411	56,422
Incyte Corporation*	3,125	180,531
Inspire Medical Systems, Inc.*	227	45,046
Insulet Corporation*	553	88,198
Intuitive Surgical, Inc.*	2,826	826,012
Ionis Pharmaceuticals, Inc.Δ*	2,667	120,975
IQVIA Holdings, Inc.*	1,544	303,782
Karuna Therapeutics, Inc.Δ*	648	109,570
Maravai LifeSciences Holdings, Inc. Class A*	994	9,940
Masimo Corporation*	378	33,143
McKesson Corporation	469	203,945
Medpace Holdings, Inc.*	181	43,826
Mettler-Toledo International, Inc.*	201	222,722
Molina Healthcare, Inc.*	304	99,679
Natera, Inc.*	1,411	62,437
Neurocrine Biosciences, Inc.*	1,637	184,162
Penumbra, Inc.*	275	66,525
Regeneron Pharmaceuticals, Inc.*	192	158,008
Repligen CorporationΔ*	187	29,735
ResMed, Inc.	1,236	182,767
Roivant Sciences, Ltd.*	3,198	37,353
Sarepta Therapeutics, Inc.*	994	120,493
Seagen, Inc.*	1,462	310,163
Shockwave Medical, Inc.Δ*	291	57,938
Sotera Health Co.Δ*	125	1,872
Stryker Corporation	839	229,274
Tandem Diabetes Care, Inc.*	305	6,335
Thermo Fisher Scientific, Inc.	2,055	1,040,179
Ultragenyx Pharmaceutical, Inc.*	1,534	54,687
UnitedHealth Group, Inc.	6,267	3,159,759
Veeva Systems, Inc. Class A*	1,215	247,192
Vertex Pharmaceuticals, Inc.*	2,382	828,317
Waters Corporation*	536	146,977
West Pharmaceutical Services, Inc.	629	236,007
Zoetis, Inc.	4,099	713,144
		18,010,434
Industrials — 5.7%
Advanced Drainage Systems, Inc.	436	49,630
Allison Transmission Holdings, Inc.	19	1,122
American Airlines Group, Inc.*	1,345	17,229

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Armstrong World Industries, Inc.	72	$ 5,184
Automatic Data Processing, Inc.	2,872	690,946
Axon Enterprise, Inc.*	499	99,296
Boeing Co. (The)*	592	113,475
Booz Allen Hamilton Holding Corporation	1,241	135,604
Broadridge Financial Solutions, Inc.	834	149,328
C.H. Robinson Worldwide, Inc.	593	51,075
Caterpillar, Inc.	3,066	837,018
Ceridian HCM Holding, Inc.*	103	6,989
ChargePoint Holdings, Inc.Δ*	917	4,557
Cintas Corporation	640	307,846
Copart, Inc.*	6,606	284,653
CSX Corporation	2,523	77,582
Deere & Co.	2,017	761,175
Delta Air Lines, Inc.	491	18,167
Donaldson Co., Inc.	105	6,262
EMCOR Group, Inc.	124	26,088
Equifax, Inc.	616	112,839
Fastenal Co.	3,555	194,245
FTI Consulting, Inc.*	121	21,588
Genpact, Ltd.	801	28,996
Graco, Inc.	502	36,586
HEICO CorporationΔ	359	58,133
HEICO Corporation Class A	496	64,093
Honeywell International, Inc.	879	162,386
Hubbell, Inc.	153	47,952
IDEX Corporation	18	3,744
Illinois ToolWorks, Inc.	2,058	473,978
J.B. Hunt Transport Services, Inc.	180	33,934
KBR, Inc.Δ	382	22,515
Landstar System, Inc.	234	41,404
Lincoln Electric Holdings, Inc.	469	85,260
Lockheed Martin Corporation	1,790	732,038
Lyft, Inc. Class A*	1,304	13,744
Northrop Grumman Corporation	87	38,297
Old Dominion Freight Line, Inc.	756	309,310
Otis Worldwide Corporation	154	12,368
Paychex, Inc.	2,832	326,615
Paycom Software, Inc.	371	96,189
Paylocity Holding Corporation*	293	53,238
Quanta Services, Inc.Δ	371	69,403
Rockwell Automation, Inc.	850	242,989
Rollins, Inc.	1,806	67,418
SiteOne Landscape Supply, Inc.*	59	9,644
Tetra Tech, Inc.	83	12,618
Toro Co. (The)	733	60,912
TransDigm Group, Inc.*	32	26,980
Trex Co., Inc.*	643	39,628
Uber Technologies, Inc.*	15,594	717,168
U-Haul Holding Co.	627	32,849
Union Pacific Corporation	2,254	458,982
United Parcel Service, Inc. Class B	1,761	274,487
United Rentals, Inc.	112	49,792
Valmont Industries, Inc.	28	6,726
Verisk Analytics, Inc.	1,169	276,165
W.W. Grainger, Inc.	345	238,685
Waste Management, Inc.	3,110	474,088
	Shares	Value
Watsco, Inc.	68	$ 25,685
WillScot Mobile Mini Holdings Corporation*	504	20,961
Xylem, Inc.	111	10,104
		9,727,962
Information Technology — 39.7%
Adobe, Inc.*	3,659	1,865,724
Advanced Micro Devices, Inc.*	7,138	733,929
Allegro MicroSystems, Inc.*	447	14,277
Alteryx, Inc. Class A*	387	14,586
Amphenol Corporation Class A	2,470	207,455
ANSYS, Inc.*	559	166,330
Apple, Inc.	118,218	20,240,104
Applied Materials, Inc.	5,595	774,628
AppLovin Corporation Class A*	544	21,738
Arista Networks, Inc.*	2,075	381,655
Atlassian Corporation Class A*	1,113	224,281
Autodesk, Inc.*	1,723	356,506
Bentley Systems, Inc. Class BΔ	1,263	63,352
Broadcom, Inc.	3,201	2,658,687
Cadence Design Systems, Inc.*	2,184	511,711
CDW Corporation	971	195,909
Cloudflare, Inc. Class A*	2,339	147,451
Confluent, Inc. Class A*	1,501	44,445
Crowdstrike Holdings, Inc. Class A*	1,791	299,778
Datadog, Inc. Class A*	2,129	193,931
DocuSign, Inc.*	1,770	74,340
DoubleVerify Holdings, Inc.*	867	24,233
Dropbox, Inc. Class A*	1,845	50,239
Dynatrace, Inc.*	1,850	86,451
Enphase Energy, Inc.*	1,031	123,875
Entegris, Inc.	79	7,419
EPAM Systems, Inc.*	399	102,020
Fair Isaac Corporation*	195	169,363
Five9, Inc.*	486	31,250
Fortinet, Inc.*	5,159	302,730
Gartner, Inc.*	603	207,197
Gen Digital, Inc.	1,826	32,284
Gitlab, Inc. Class A*	443	20,032
Globant SA*	384	75,974
GoDaddy, Inc. Class A*	463	34,484
HashiCorp, Inc. Class A*	817	18,652
HP, Inc.	1,973	50,706
HubSpot, Inc.*	340	167,450
Intuit, Inc.	2,191	1,119,470
Jabil, Inc.	521	66,110
Keysight Technologies, Inc.*	338	44,721
KLA Corporation	1,058	485,262
Lam Research Corporation	987	618,622
Lattice Semiconductor Corporation*	936	80,430
Manhattan Associates, Inc.*	442	87,366
Microchip Technology, Inc.	3,086	240,862
Microsoft Corporation	59,032	18,639,354
MongoDB, Inc.Δ*	520	179,847
Monolithic Power Systems, Inc.	362	167,244
Motorola Solutions, Inc.	1,156	314,709
National Instruments Corporation	163	9,718

	Shares	Value
NetApp, Inc.	830	$ 62,980
New Relic, Inc.*	350	29,967
Nutanix, Inc. Class A*	917	31,985
NVIDIA Corporation	18,797	8,176,507
Okta, Inc.*	52	4,239
Oracle Corporation	5,033	533,095
Palantir Technologies, Inc. Class A*	15,650	250,400
Palo Alto Networks, Inc.*	2,373	556,326
Pegasystems, Inc.	132	5,730
Procore Technologies, Inc.*	635	41,478
PTC, Inc.*	543	76,932
Pure Storage, Inc. Class A*	2,110	75,158
QUALCOMM, Inc.	7,718	857,161
RingCentral, Inc. Class A*	475	14,074
Salesforce, Inc.*	5,762	1,168,418
ServiceNow, Inc.*	1,635	913,900
Smartsheet, Inc. Class A*	711	28,767
Snowflake, Inc. Class A*	2,490	380,397
Splunk, Inc.*	1,177	172,136
Synopsys, Inc.*	1,230	564,533
Teradata Corporation*	688	30,974
Teradyne, Inc.Δ	942	94,633
Texas Instruments, Inc.	2,955	469,875
Twilio, Inc. Class A*	353	20,661
Tyler Technologies, Inc.*	269	103,872
Ubiquiti, Inc.	16	2,325
UiPath, Inc. Class AΔ*	2,306	39,456
Unity Software, Inc.*	906	28,439
Universal Display Corporation	150	23,549
VeriSign, Inc.*	31	6,278
VMware, Inc. Class A*	1,746	290,674
Workday, Inc. Class A*	1,575	338,389
Zebra Technologies Corporation Class A*	28	6,623
Zscaler, Inc.*	735	114,359
		68,263,181
Materials — 0.5%
Avery Dennison Corporation	199	36,351
Eagle Materials, Inc.	53	8,826
Ecolab, Inc.	1,426	241,564
FMC Corporation	132	8,840
Graphic Packaging Holding Co.	1,018	22,681
PPG Industries, Inc.	460	59,708
RPM International, Inc.	160	15,170
Scotts Miracle-Gro Co. (The)	70	3,618
Sealed Air Corporation	435	14,294
Sherwin-Williams Co. (The)	1,529	389,971
Southern Copper Corporation	942	70,923
Vulcan Materials Co.	294	59,394
		931,340
Real Estate — 0.9%
American Tower Corporation REIT	3,704	609,123
CoStar Group, Inc.*	1,276	98,112
	Shares	Value
Crown Castle, Inc. REIT	539	$ 49,604
Equinix, Inc. REIT	385	279,610
Equity LifeStyle Properties, Inc. REITΔ	686	43,705
Iron Mountain, Inc. REIT	1,257	74,729
Lamar Advertising Co. Class A REIT	504	42,069
Public Storage REIT	759	200,012
SBA Communications Corporation REIT	61	12,210
Simon Property Group, Inc. REIT	718	77,565
		1,486,739
Utilities — 0.1%
AES Corporation (The)	3,421	51,999
Vistra Corporation	1,415	46,950
		98,949
Total Common Stocks (Cost $143,450,687)		163,436,897

FOREIGN COMMON STOCKS — 1.4%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	163	32,261
Brazil — 0.1%
NU Holdings, Ltd. Class A*	12,726	92,263
Canada — 0.0%
RB Global, Inc.	1,039	64,938
Ireland — 1.3%
Accenture PLC Class A	5,101	1,566,568
Allegion PLC	471	49,078
Horizon Therapeutics PLC*	2,329	269,442
ICON PLC*	110	27,088
Jazz Pharmaceuticals PLC*	694	89,831
Linde PLC	351	130,695
Trane Technologies PLC	587	119,108
		2,251,810
Jersey — 0.0%
Novocure, Ltd.*	838	13,534
Netherlands — 0.0%
Elastic NV*	512	41,595
Total Foreign Common Stocks (Cost $2,267,840)		2,496,401

MUTUAL FUNDS — 0.4%
iShares Russell 1000 Growth ETFΔ (Cost $714,315)	2,575	684,924
MONEY MARKET FUNDS — 2.9%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	4,728,184	4,728,184
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	223,088	223,088

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	73,276	$ 73,276
Total Money Market Funds (Cost $5,024,548)		5,024,548
TOTAL INVESTMENTS — 99.8% (Cost $151,457,390)		171,642,770
Other Assets in Excess of Liabilities — 0.2%		269,937
NET ASSETS — 100.0%		$171,912,707
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2023	21	$4,541,775	$(162,036)
S&P 500® Micro E-Mini	12/2023	17	367,668	(15,778)
Total Futures Contracts outstanding at September 30, 2023			$4,909,443	$(177,814)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.9%
Communication Services — 14.1%
Alphabet, Inc. Class A*	487,635	$ 63,811,916
Alphabet, Inc. Class C*	231,545	30,529,208
Live Nation Entertainment, Inc.Δ*	92,257	7,661,021
Meta Platforms, Inc. Class A*	162,400	48,754,104
Netflix, Inc.*	67,184	25,368,679
Spotify Technology SA*	8,539	1,320,471
Trade Desk, Inc. (The) Class A*	41,540	3,246,351
Walt Disney Co. (The)*	117,378	9,513,487
		190,205,237
Consumer Discretionary — 15.1%
Airbnb, Inc. Class AΔ*	21,015	2,883,468
Amazon.com, Inc.*	703,259	89,398,284
AutoZone, Inc.*	1,806	4,587,222
Chipotle Mexican Grill, Inc.*	8,620	15,790,374
DoorDash, Inc. Class A*	22,320	1,773,770
Floor & Decor Holdings, Inc. Class AΔ*	14,366	1,300,123
Lowe’s Cos., Inc.	31,569	6,561,301
Marriott International, Inc. Class A	25,723	5,056,113
MercadoLibre, Inc.*	4,793	6,076,949
NIKE, Inc. Class B	55,421	5,299,356
O’Reilly Automotive, Inc.*	11,545	10,492,789
Starbucks Corporation	176,603	16,118,556
Tesla, Inc.*	126,858	31,742,409
Yum China Holdings, Inc.	39,665	2,210,134
Yum! Brands, Inc.	33,899	4,235,341
		203,526,189
Consumer Staples — 3.2%
Costco Wholesale Corporation	28,435	16,064,637
Estee Lauder Cos., Inc. (The) Class A	4,580	662,039
Monster Beverage Corporation*	491,747	26,038,004
		42,764,680
Energy — 0.8%
Cheniere Energy, Inc.	12,751	2,116,156
ConocoPhillips	23,326	2,794,455
Pioneer Natural Resources Co.	28,642	6,574,771
		11,485,382
Financials — 7.6%
Apollo Global Management, Inc.	119,332	10,711,240
Blackstone, Inc.	28,720	3,077,061
Block, Inc.*	110,219	4,878,293
Carlyle Group, Inc. (The)	189,675	5,720,598
Charles Schwab Corporation (The)	9,789	537,416
FactSet Research Systems, Inc.	12,906	5,643,278
Mastercard, Inc. Class A	94,185	37,288,783
Morgan Stanley	28,335	2,314,119
MSCI, Inc.	1,399	717,799
PayPal Holdings, Inc.*	65,287	3,816,678
SEI Investments Co.	73,521	4,428,170
Visa, Inc. Class AΔ	99,704	22,932,917
		102,066,352
Health Care — 10.6%
10X Genomics, Inc. Class A*	22,422	924,907
	Shares	Value
Align Technology, Inc.*	17,302	$ 5,282,647
Alnylam Pharmaceuticals, Inc.*	4,943	875,405
Dexcom, Inc.*	38,727	3,613,229
Edwards Lifesciences Corporation*	11,934	826,788
Eli Lilly and Co.	24,620	13,224,141
Exact Sciences Corporation*	59,319	4,046,742
HCA Healthcare, Inc.	16,681	4,103,192
Illumina, Inc.*	32,356	4,441,832
Intuitive Surgical, Inc.*	66,373	19,400,164
McKesson Corporation	13,787	5,995,277
Moderna, Inc.*	6,167	636,989
Regeneron Pharmaceuticals, Inc.*	21,959	18,071,379
Sarepta Therapeutics, Inc.*	10,033	1,216,200
Seagen, Inc.*	4,870	1,033,170
Thermo Fisher Scientific, Inc.	9,992	5,057,651
Ultragenyx Pharmaceutical, Inc.*	14,441	514,822
UnitedHealth Group, Inc.	48,647	24,527,331
Veeva Systems, Inc. Class A*	41,464	8,435,851
Vertex Pharmaceuticals, Inc.*	25,986	9,036,372
Zoetis, Inc.	64,402	11,204,660
		142,468,749
Industrials — 4.0%
Boeing Co. (The)*	84,874	16,268,648
Copart, Inc.*	242,759	10,460,485
Deere & Co.	13,930	5,256,903
Expeditors International of Washington, Inc.	48,984	5,615,036
Rockwell Automation, Inc.	7,267	2,077,417
TransDigm Group, Inc.*	4,573	3,855,634
Uber Technologies, Inc.*	212,539	9,774,669
		53,308,792
Information Technology — 35.2%
Adobe, Inc.*	12,586	6,417,601
Advanced Micro Devices, Inc.*	114,036	11,725,182
Amphenol Corporation Class A	44,942	3,774,679
Apple, Inc.	404,638	69,278,072
Atlassian Corporation Class A*	13,865	2,793,936
Autodesk, Inc.*	49,400	10,221,354
Broadcom, Inc.	9,835	8,168,754
Cloudflare, Inc. Class A*	19,604	1,235,836
Cognizant Technology Solutions Corporation Class A	29,658	2,009,033
Datadog, Inc. Class A*	22,619	2,060,365
Entegris, Inc.	19,251	1,807,861
First Solar, Inc.*	26,720	4,317,685
HubSpot, Inc.*	5,251	2,586,118
Intuit, Inc.	39,186	20,021,695
Lam Research Corporation	23,299	14,603,114
Microsoft Corporation	416,277	131,439,463
MongoDB, Inc.Δ*	4,618	1,597,182
NVIDIA Corporation	173,133	75,311,124
Oracle Corporation	214,399	22,709,142
Palo Alto Networks, Inc.Δ*	49,701	11,651,902
QUALCOMM, Inc.	47,417	5,266,132
Salesforce, Inc.*	151,003	30,620,388
ServiceNow, Inc.*	31,293	17,491,535
Snowflake, Inc. Class A*	12,590	1,923,374

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Synopsys, Inc.*	10,228	$ 4,694,345
Texas Instruments, Inc.	32,904	5,232,065
Workday, Inc. Class A*	26,483	5,689,873
		474,647,810
Materials — 0.6%
Freeport-McMoRan, Inc.	41,180	1,535,602
Martin Marietta Materials, Inc.	13,208	5,421,620
Sherwin-Williams Co. (The)	5,043	1,286,217
		8,243,439
Real Estate — 0.7%
CoStar Group, Inc.Δ*	131,969	10,147,096
Total Common Stocks (Cost $999,893,042)		1,238,863,726

FOREIGN COMMON STOCKS — 4.8%
Canada — 0.9%
Shopify, Inc. Class AΔ*	230,356	12,570,527
China — 0.3%
Alibaba Group Holding, Ltd. ADR*	40,572	3,519,216
Ireland — 2.7%
Accenture PLC Class A	57,034	17,515,712
Eaton Corporation PLC	23,370	4,984,353
Linde PLC	29,485	10,978,740
Trane Technologies PLC	16,602	3,368,712
		36,847,517
Netherlands — 0.2%
ASML Holding NV (NASDAQ Exchange)	4,163	2,450,592
	Shares	Value
Singapore — 0.1%
Sea, Ltd. ADR*	22,462	$ 987,205
Switzerland — 0.6%
Novartis AG ADRΔ	48,987	4,989,816
Roche Holding AG ADRΔ	111,437	3,781,057
		8,770,873
Total Foreign Common Stocks (Cost $67,108,451)		65,145,930

MONEY MARKET FUNDS — 3.6%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	42,423,222	42,423,222
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	2,678,350	2,678,350
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	213,959	213,959
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	3,006,113	3,006,113
Total Money Market Funds (Cost $48,321,644)		48,321,644
TOTAL INVESTMENTS — 100.3% (Cost $1,115,323,137)		1,352,331,300
Liabilities in Excess of Other Assets — (0.3)%		(4,585,364)
NET ASSETS — 100.0%		$1,347,745,936

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2023	116	$25,087,900	$(591,649)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 90.6%
Communication Services — 2.0%
ATN International, Inc.	19,040	$ 600,902
Bandwidth, Inc. Class A*	22,574	254,409
Cable One, Inc.Δ	3,400	2,093,176
DHI Group, Inc.*	3,549	10,860
Entravision Communications Corporation Class AΔ	253,391	924,877
IAC, Inc.*	35,400	1,783,806
Integral Ad Science Holding CorporationΔ*	201,900	2,400,591
Outbrain, Inc.*	3,625	17,654
Playtika Holding Corporation*	32,969	317,491
PubMatic, Inc. Class AΔ*	6,000	72,600
Scholastic Corporation	11,044	421,218
Spok Holdings, Inc.Δ	4,250	60,648
Stagwell, Inc.Δ*	59,012	276,766
Townsquare Media, Inc. Class AΔ	22,147	193,122
TrueCar, Inc.*	17,837	36,923
WideOpenWest, Inc.*	28,500	218,025
Yelp, Inc.*	50,622	2,105,369
Ziff Davis, Inc.Δ*	31,476	2,004,706
		13,793,143
Consumer Discretionary — 10.1%
1-800-Flowers.com, Inc. Class AΔ*	18,415	128,905
1stdibs.com, Inc.*	2,758	10,039
2U, Inc.Δ*	54,073	133,560
Aaron's Co., Inc. (The)	25,284	264,723
American Axle & Manufacturing Holdings, Inc.*	19,276	139,944
American Outdoor Brands, Inc.Δ*	1,431	13,995
American Public Education, Inc.*	1,507	7,505
Atmus Filtration Technologies, Inc.Δ*	25,806	538,055
Barnes & Noble Education, Inc.Δ*	10,487	11,431
Beazer Homes U.S.A., Inc.*	6,692	166,698
Bloomin' Brands, Inc.Δ	72,308	1,778,054
Bluegreen Vacations Holding CorporationΔ	4,162	152,662
Boot Barn Holdings, Inc.*	27,600	2,240,844
Brinker International, Inc.Δ*	33,330	1,052,895
Brunswick CorporationΔ	41,516	3,279,764
Cavco Industries, Inc.*	2,559	679,824
Chegg, Inc.Δ*	42,013	374,756
Children's Place, Inc. (The)*	3,889	105,120
Chuy's Holdings, Inc.*	29,456	1,048,044
Cooper-Standard Holdings, Inc.*	4,802	64,443
Dana, Inc.	165,064	2,421,489
Dave & Buster's Entertainment, Inc.Δ*	93,411	3,462,746
European Wax Center, Inc. Class AΔ*	128,900	2,088,180
Funko, Inc. Class AΔ*	45,508	348,136
Genesco, Inc.*	14,860	457,985
G-III Apparel Group, Ltd.*	38,180	951,446
Goodyear Tire & Rubber Co. (The)*	22,882	284,423
GoPro, Inc. Class A*	123,566	387,997
Grand Canyon Education, Inc.*	1,217	142,243
Helen of Troy, Ltd.*	11,607	1,352,912
Hibbett, Inc.Δ	17,150	814,796
	Shares	Value
Hooker Furnishings CorporationΔ	2,651	$ 51,562
Jack in the Box, Inc.Δ	15,419	1,064,836
KB Home	73,706	3,411,114
Lands' End, Inc.Δ*	15,785	117,914
Landsea Homes CorporationΔ*	20,550	184,745
Latham Group, Inc.*	2,200	6,160
La-Z-Boy, Inc.	48,317	1,492,029
Malibu Boats, Inc. Class A*	64,911	3,181,937
MarineMax, Inc.Δ*	51,248	1,681,959
OneWater Marine, Inc. Class AΔ*	44,842	1,148,852
Penske Automotive Group, Inc.Δ	6,818	1,139,015
Planet Fitness, Inc. Class A*	13,485	663,192
Red Robin Gourmet Burgers, Inc.Δ*	21,136	169,933
Savers Value Village, Inc.Δ*	85,900	1,603,753
Skyline Champion Corporation*	58,023	3,697,226
Solo Brands, Inc. Class AΔ*	107,397	547,725
Sonic Automotive, Inc. Class AΔ	34,345	1,640,317
Steven Madden, Ltd.Δ	88,032	2,796,777
Stitch Fix, Inc. Class AΔ*	12,629	43,570
Stoneridge, Inc.*	9,225	185,146
Tapestry, Inc.	103,938	2,988,217
Taylor Morrison Home Corporation Class A*	109,916	4,683,521
Texas Roadhouse, Inc.	14,493	1,392,777
Tilly's, Inc. Class A*	11,461	93,063
Topgolf Callaway Brands CorporationΔ*	143,800	1,990,192
Tri Pointe Homes, Inc.*	48,466	1,325,545
Unifi, Inc.Δ*	8,068	57,283
Universal Electronics, Inc.Δ*	9,078	82,156
Vera Bradley, Inc.*	21,857	144,475
Visteon Corporation*	27,000	3,727,890
Vizio Holding Corporation Class A*	75,844	410,316
VOXX International CorporationΔ*	4,198	33,500
Wingstop, Inc.Δ	17,100	3,075,264
Wolverine World Wide, Inc.	17,800	143,468
Xponential Fitness, Inc. Class A*	19,410	300,855
YETI Holdings, Inc.*	15,875	765,493
		70,945,391
Consumer Staples — 2.2%
Andersons, Inc. (The)	3,339	171,992
BJ's Wholesale Club Holdings, Inc.Δ*	57,100	4,075,227
Edgewell Personal Care Co.Δ	74,219	2,743,134
J&J Snack Foods Corporation	18,127	2,966,484
Nature's Sunshine Products, Inc.*	5,942	98,459
Simply Good Foods Co. (The)*	69,900	2,412,948
SpartanNash Co.	19,211	422,642
Spectrum Brands Holdings, Inc.	33,726	2,642,432
		15,533,318
Energy — 6.8%
Atlas Energy Solutions, Inc. Class AΔ	33,774	750,796
Berry Corporation	15,700	128,740
Bristow Group, Inc.*	5,633	158,682
Cactus, Inc. Class A	115,001	5,774,200
California Resources Corporation	27,420	1,535,794
Centrus Energy Corporation Class AΔ*	3,788	215,007

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
ChampionX CorporationΔ	97,105	$ 3,458,880
Chord Energy Corporation	7,252	1,175,332
CNX Resources CorporationΔ*	37,780	853,072
CVR Energy, Inc.Δ	19,899	677,163
Delek U.S. Holdings, Inc.	16,560	470,470
DHT Holdings, Inc.	31,424	323,667
Dorian LPG, Ltd.	16,071	461,720
Earthstone Energy, Inc. Class A*	143,129	2,896,931
Enviva, Inc.Δ	38,665	288,828
Gulfport Energy CorporationΔ*	9,502	1,127,507
Helix Energy Solutions Group, Inc.*	17,626	196,882
Magnolia Oil & Gas Corporation Class AΔ	265,465	6,081,803
Matador Resources Co.	72,800	4,330,144
Northern Oil and Gas, Inc.Δ	42,147	1,695,574
Oil States International, Inc.Δ*	39,598	331,435
Par Pacific Holdings, Inc.*	24,911	895,301
Patterson-UTI Energy, Inc.Δ	382,637	5,295,696
Permian Resources CorporationΔ	219,939	3,070,349
REX American Resources Corporation*	8,796	358,173
SM Energy Co.	59,592	2,362,823
Southwestern Energy Co.*	281,556	1,816,036
World Fuel Services Corporation	36,176	811,428
		47,542,433
Financials — 18.1%
1st Source Corporation	2,335	98,280
Amalgamated Financial Corporation	5,528	95,192
A-Mark Precious Metals, Inc.Δ	42,409	1,243,856
Amerant Bancorp, Inc.	1,589	27,712
Ameris Bancorp	48,866	1,875,966
Atlantic Union Bankshares Corporation	5,646	162,492
AvidXchange Holdings, Inc.*	210,800	1,998,384
Axis Capital Holdings, Ltd.	57,688	3,251,873
Axos Financial, Inc.Δ*	19,689	745,426
Banc of California, Inc.Δ	16,984	210,262
BankUnited, Inc.	62,810	1,425,787
BCB Bancorp, Inc.	2,368	26,380
Berkshire Hills Bancorp, Inc.	19,037	381,692
Bread Financial Holdings, Inc.Δ	10,845	370,899
Brighthouse Financial, Inc.*	5,754	281,601
BRP Group, Inc. Class A*	64,778	1,504,793
Byline Bancorp, Inc.	5,492	108,247
Capital Bancorp, Inc.Δ	546	10,445
Capital City Bank Group, Inc.	2,633	78,542
Capstar Financial Holdings, Inc.	6,185	87,765
Carter Bankshares, Inc.*	3,872	48,516
Central Pacific Financial CorporationΔ	16,700	278,556
City Holding Co.Δ	14,974	1,352,901
CNO Financial Group, Inc.	114,685	2,721,475
Columbia Banking System, Inc.	83,915	1,703,474
Community Trust Bancorp, Inc.	4,027	137,965
Compass Diversified Holdings	144,185	2,706,352
Customers Bancorp, Inc.*	31,505	1,085,347
CVB Financial Corporation	91,849	1,521,938
Donegal Group, Inc. Class A	3,697	52,701
	Shares	Value
Donnelley Financial Solutions, Inc.*	19,904	$1,120,197
Eastern Bankshares, Inc.	10,000	125,400
eHealth, Inc.*	7,033	52,044
Employers Holdings, Inc.	14,096	563,135
Enact Holdings, Inc.	8,731	237,745
Enova International, Inc.*	12,803	651,289
Enterprise Financial Services Corporation	23,077	865,387
Essent Group, Ltd.	47,982	2,269,069
Euronet Worldwide, Inc.*	24,134	1,915,757
EVERTEC, Inc.	99,758	3,709,002
EZCORP, Inc. Class AΔ*	38,747	319,663
FB Financial Corporation	4,227	119,878
Financial Institutions, Inc.	5,744	96,672
First BanCorp	33,730	949,162
First BanCorp (New York Exchange)Δ	318,726	4,290,052
First Financial Bancorp	61,865	1,212,554
First Financial CorporationΔ	6,075	205,396
First Foundation, Inc.	71,296	433,480
First Internet BancorpΔ	7,032	113,989
First Interstate BancSystem, Inc. Class AΔ	109,503	2,731,005
First Merchants Corporation	21,795	606,337
First Savings Financial Group, Inc.Δ	999	14,935
Five Star Bancorp	1,141	22,888
Flywire Corporation*	66,400	2,117,496
FNB Corporation	270,539	2,919,116
FS Bancorp, Inc.Δ	1,863	54,959
Great Southern Bancorp, Inc.Δ	2,345	112,372
Green Dot Corporation Class A*	23,022	320,696
Guaranty Bancshares, Inc.Δ	800	22,952
Hamilton Lane, Inc. Class A	71,413	6,458,592
Hanmi Financial Corporation	18,753	304,361
Hanover Insurance Group, Inc. (The)Δ	3,101	344,149
HarborOne Bancorp, Inc.Δ	20,356	193,789
HBT Financial, Inc.	4,604	83,977
Heartland Financial U.S.A., Inc.	2,576	75,812
Home BancShares, Inc.	135,239	2,831,905
HomeStreet, Inc.Δ	21,198	165,132
HomeTrust Bancshares, Inc.	4,818	104,406
Horace Mann Educators Corporation	2,826	83,028
Horizon Bancorp, Inc.	9,657	103,137
Independent Bank Corporation	23,576	1,157,346
Independent Bank Corporation (NASDAQ Exchange)	6,368	116,789
Independent Bank Group, Inc.	29,068	1,149,639
Investar Holding CorporationΔ	1,661	17,590
Jackson Financial, Inc. Class A	32,417	1,238,978
James River Group Holdings, Ltd.	11,752	180,393
LendingClub CorporationΔ*	86,313	526,509
Lincoln National Corporation	26,000	641,940
Macatawa Bank Corporation	1,714	15,357
Mercantile Bank CorporationΔ	2,654	82,035
Merchants BancorpΔ	6,203	171,947
Mercury General Corporation	10,968	307,433
Metropolitan Bank Holding CorporationΔ*	581	21,079
Midland States Bancorp, Inc.	7,569	155,467

	Shares	Value
MVB Financial Corporation	65,000	$1,467,700
Navient CorporationΔ	70,159	1,208,138
NBT Bancorp, Inc.Δ	52	1,648
NMI Holdings, Inc. Class A*	88,898	2,408,247
Northrim BanCorp, Inc.	2,154	85,341
OceanFirst Financial Corporation	4,282	61,961
Ocwen Financial CorporationΔ*	2,872	74,327
OFG Bancorp	24,381	728,017
Old National Bancorp	394,965	5,742,791
Old Second Bancorp, Inc.	6,883	93,678
Oportun Financial Corporation*	10,550	76,171
Origin Bancorp, Inc.Δ	20,540	592,990
Oscar Health, Inc. Class A*	18,700	104,159
Pacific Premier Bancorp, Inc.	136,462	2,969,413
Pathward Financial, Inc.	13,099	603,733
Peapack-Gladstone Financial CorporationΔ	7,231	185,475
PennyMac Financial Services, Inc.	8,170	544,122
PJT Partners, Inc. Class A	45,954	3,650,586
Popular, Inc.	6,209	391,229
PRA Group, Inc.*	12,016	230,827
Preferred Bank	3,570	222,233
Premier Financial Corporation	2,953	50,378
Primis Financial Corporation	6,684	54,475
Priority Technology Holdings, Inc.*	115,400	373,896
ProAssurance Corporation	164,949	3,115,887
PROG Holdings, Inc.Δ*	33,794	1,122,299
Provident Bancorp, Inc.Δ*	98	950
Provident Financial Services, Inc.Δ	38,204	584,139
QCR Holdings, Inc.	5,873	284,958
RBB Bancorp	4,966	63,465
Regional Management Corporation	3,540	97,987
Reinsurance Group of America, Inc.	4,901	711,576
Repay Holdings Corporation*	28,809	218,660
Selective Insurance Group, Inc.Δ	42,195	4,353,258
Selectquote, Inc.*	28,525	33,374
Sierra Bancorp	3,644	69,090
Skyward Specialty Insurance Group, Inc.*	17,813	487,364
SLM CorporationΔ	21,946	298,905
SmartFinancial, Inc.Δ	778	16,626
South Plains Financial, Inc.	2,500	66,100
Southern First Bancshares, Inc.Δ*	2,442	65,787
SouthState CorporationΔ	68,456	4,611,196
StoneX Group, Inc.*	5,450	528,214
Texas Capital Bancshares, Inc.*	25,533	1,503,894
Third Coast Bancshares, Inc.Δ*	1,848	31,601
TPG, Inc.Δ	1,860	56,023
Trustmark Corporation	2,868	62,322
UMB Financial Corporation	45,765	2,839,718
United Community Banks, Inc.	56,614	1,438,562
United Fire Group, Inc.	6,607	130,488
Universal Insurance Holdings, Inc.Δ	20,082	281,550
Univest Financial CorporationΔ	4,717	81,981
Valley National Bancorp	442,935	3,791,524
Veritex Holdings, Inc.	8,743	156,937
Victory Capital Holdings, Inc. Class A	90,000	3,000,600
Washington Federal, Inc.	6,810	174,472
	Shares	Value
Waterstone Financial, Inc.Δ	8,305	$ 90,940
Webster Financial CorporationΔ	32,024	1,290,887
WesBanco, Inc.	49,096	1,198,924
Western New England Bancorp, Inc.	1,596	10,358
WSFS Financial Corporation	44,796	1,635,054
		126,725,441
Health Care — 10.6%
2seventy bio, Inc.Δ*	54,734	214,557
Addus HomeCare Corporation*	24,140	2,056,487
Agios Pharmaceuticals, Inc.*	54,908	1,358,973
American Well Corporation Class A*	47,216	55,243
Amicus Therapeutics, Inc.*	178,658	2,172,481
AMN Healthcare Services, Inc.*	3,954	336,802
Amneal Pharmaceuticals, Inc.*	6,999	29,536
AnaptysBio, Inc.*	15,153	272,148
AngioDynamics, Inc.*	39,806	290,982
Apellis Pharmaceuticals, Inc.Δ*	25,353	964,428
Artivion, Inc.Δ*	84,539	1,281,611
Arvinas, Inc.*	2,160	42,422
Atea Pharmaceuticals, Inc.*	12,163	36,489
Athira Pharma, Inc.*	5,811	11,738
AtriCure, Inc.*	118,569	5,193,322
Azenta, Inc.Δ*	25,893	1,299,570
Biohaven, Ltd.*	5,873	152,757
Bluebird Bio, Inc.Δ*	92,062	279,868
Blueprint Medicines Corporation*	39,051	1,961,141
C4 Therapeutics, Inc.*	45,859	85,298
Cara Therapeutics, Inc.*	55,077	92,529
CareDx, Inc.*	67,038	469,266
Castle Biosciences, Inc.Δ*	19,971	337,310
Century Therapeutics, Inc.*	7,070	14,140
Certara, Inc.Δ*	53,400	776,436
Codexis, Inc.*	33,902	64,075
Computer Programs and Systems, Inc.*	9,221	146,983
CONMED CorporationΔ	19,817	1,998,544
Cross Country Healthcare, Inc.Δ*	12,885	319,419
Cue Health, Inc.*	4,531	2,004
Cutera, Inc.*	4,500	27,090
Day One Biopharmaceuticals, Inc.Δ*	120,400	1,477,308
Deciphera Pharmaceuticals, Inc.*	16,175	205,746
Embecta Corporation	59,251	891,728
Emergent BioSolutions, Inc.Δ*	56,671	192,681
Enanta Pharmaceuticals, Inc.*	13,817	154,336
Enovis CorporationΔ*	18,420	971,287
Envista Holdings CorporationΔ*	36,890	1,028,493
Exelixis, Inc.*	36,820	804,517
Fate Therapeutics, Inc.Δ*	93,205	197,595
FibroGen, Inc.*	112,336	96,935
Halozyme Therapeutics, Inc.*	60,907	2,326,647
Health Catalyst, Inc.*	51,178	517,921
HealthEquity, Inc.*	48,500	3,542,925
HealthStream, Inc.Δ	9,027	194,803
Inogen, Inc.*	23,212	121,167
Insmed, Inc.Δ*	88,660	2,238,665
Inspire Medical Systems, Inc.*	2,893	574,087
Intra-Cellular Therapies, Inc.*	71,184	3,707,975

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ironwood Pharmaceuticals, Inc.Δ*	60,363	$ 581,296
iTeos Therapeutics, Inc.*	15,449	169,167
Kodiak Sciences, Inc.Δ*	4,211	7,580
Krystal Biotech, Inc.*	9,400	1,090,400
Lantheus Holdings, Inc.Δ*	25,776	1,790,916
Ligand Pharmaceuticals, Inc.*	24,959	1,495,543
Lyell Immunopharma, Inc.Δ*	17,094	25,128
MacroGenics, Inc.Δ*	7,576	35,304
Merit Medical Systems, Inc.*	35,486	2,449,244
MoonLake ImmunotherapeuticsΔ*	32,700	1,863,900
NanoString Technologies, Inc.*	20,580	35,398
Nektar TherapeuticsΔ*	196,519	117,047
NeoGenomics, Inc.*	83,142	1,022,647
NGM Biopharmaceuticals, Inc.*	27,381	29,298
Nurix Therapeutics, Inc.*	21,677	170,381
Nuvation Bio, Inc.*	14,421	19,324
Olema Pharmaceuticals, Inc.*	1,400	17,290
Omnicell, Inc.*	20,883	940,570
OPKO Health, Inc.Δ*	191,698	306,717
OraSure Technologies, Inc.*	35,915	212,976
Owens & Minor, Inc.*	4,243	68,567
Pacific Biosciences of California, Inc.Δ*	116,338	971,422
Pacira BioSciences, Inc.*	29,880	916,718
Pediatrix Medical Group, Inc.*	23,488	298,532
Phathom Pharmaceuticals, Inc.*	6,450	66,887
Phreesia, Inc.Δ*	62,000	1,158,160
Precigen, Inc.Δ*	886	1,258
Prestige Consumer Healthcare, Inc.*	58,518	3,346,644
PTC Therapeutics, Inc.*	62,210	1,394,126
Quanterix Corporation*	19,078	517,777
REGENXBIO, Inc.*	17,785	292,741
Sangamo Therapeutics, Inc.Δ*	37,816	22,682
Seer, Inc.*	20,585	45,493
Shockwave Medical, Inc.Δ*	10,158	2,022,458
Stoke Therapeutics, Inc.Δ*	12,449	49,049
Supernus Pharmaceuticals, Inc.*	70,264	1,937,179
Sutro Biopharma, Inc.Δ*	48,751	169,166
Tenet Healthcare Corporation*	5,860	386,115
Theravance Biopharma, Inc.Δ*	4,850	41,856
TransMedics Group, Inc.Δ*	32,204	1,763,169
Travere Therapeutics, Inc.Δ*	147,112	1,315,181
Treace Medical Concepts, Inc.*	135,500	1,776,405
Vanda Pharmaceuticals, Inc.Δ*	47,331	204,470
Veradigm, Inc.*	78,702	1,034,144
Vir Biotechnology, Inc.*	11,198	104,925
Y-mAbs Therapeutics, Inc.Δ*	6,894	37,572
Zevra Therapeutics, Inc.*	1,637	7,890
Zimvie, Inc.*	24,446	230,037
Zymeworks, Inc.*	2,068	13,111
		74,162,325
Industrials — 18.4%
ABM Industries, Inc.	48,145	1,926,282
ACV Auctions, Inc. Class A*	112,600	1,709,268
AGCO Corporation	5,027	594,594
Allegiant Travel Co.	12,814	984,884
Ameresco, Inc. Class AΔ*	37,092	1,430,268
	Shares	Value
Applied Industrial Technologies, Inc.	23,547	$3,640,602
ArcBest CorporationΔ	8,247	838,308
Argan, Inc.	6,848	311,721
ASGN, Inc.*	33,009	2,696,175
Astec Industries, Inc.	9,331	439,583
Atkore, Inc.*	8,497	1,267,667
AZEK Co., Inc. (The)*	73,600	2,188,864
Babcock & Wilcox Enterprises, Inc.*	5,417	22,806
Barnes Group, Inc.	20,143	684,258
Barrett Business Services, Inc.	8,643	779,944
Beacon Roofing Supply, Inc.*	31,155	2,404,231
BlueLinx Holdings, Inc.*	2,246	184,374
Boise Cascade Co.	49,529	5,103,468
BrightView Holdings, Inc.*	97,296	754,044
Brink's Co. (The)	41,939	3,046,449
Casella Waste Systems, Inc. Class A*	115,714	8,828,978
CECO Environmental CorporationΔ*	5,682	90,742
Chart Industries, Inc.Δ*	8,797	1,487,749
Columbus McKinnon Corporation	46,313	1,616,787
Conduent, Inc.*	27,068	94,197
CoreCivic, Inc. REIT*	67,393	758,171
Covenant Logistics Group, Inc.	7,897	346,283
Deluxe Corporation	69,599	1,314,725
Driven Brands Holdings, Inc.*	164,600	2,072,314
DXP Enterprises, Inc.Δ*	19,599	684,789
Dycom Industries, Inc.*	5,932	527,948
EMCOR Group, Inc.	16,500	3,471,435
Enviri Corporation*	51,648	372,899
Esab Corporation	52,605	3,693,923
ESCO Technologies, Inc.	14,338	1,497,461
ExlService Holdings, Inc.*	96,895	2,716,936
Exponent, Inc.	37,400	3,201,440
Federal Signal Corporation	59,429	3,549,694
Fluor Corporation*	14,397	528,370
Global Industrial Co.	5,718	191,553
GMS, Inc.*	39,633	2,535,323
Great Lakes Dredge & Dock Corporation*	4,270	34,032
Hawaiian Holdings, Inc.Δ*	37,722	238,780
Heidrick & Struggles International, Inc.	6,211	155,399
Hexcel Corporation	62,000	4,038,680
Hillman Solutions Corporation*	182,929	1,509,164
HireRight Holdings CorporationΔ*	23,818	226,509
Hub Group, Inc. Class A*	33,354	2,619,623
IBEX Holdings, Ltd.Δ*	29,172	450,707
Insteel Industries, Inc.	2,443	79,300
ITT, Inc.	26,600	2,604,406
Kadant, Inc.	12,055	2,719,005
Kaman Corporation	7,559	148,534
Karat Packaging, Inc.	8,361	192,805
KBR, Inc.Δ	13,986	824,335
Kelly Services, Inc. Class A	6,595	119,963
Korn Ferry	46,105	2,187,221
Limbach Holdings, Inc.*	1,458	46,262
Manitowoc Co., Inc. (The)*	35,237	530,317
Marten Transport, Ltd.	99,500	1,961,145

	Shares	Value
Matrix Service Co.Δ*	8,100	$ 95,580
Mistras Group, Inc.Δ*	4,709	25,664
MYR Group, Inc.*	18,911	2,548,446
NOW, Inc.*	47,765	566,971
NV5 Global, Inc.*	8,519	819,783
OPENLANE, Inc.*	42,825	638,949
Oshkosh Corporation	4,403	420,178
Park-Ohio Holdings CorporationΔ	2,200	43,802
Paycor HCM, Inc.Δ*	85,200	1,945,116
Powell Industries, Inc.Δ	7,426	615,615
Primoris Services Corporation	11,028	360,946
Proto Labs, Inc.*	15,540	410,256
Quanex Building Products Corporation	4,139	116,596
Radiant Logistics, Inc.*	10,883	61,489
RBC Bearings, Inc.Δ*	10,500	2,458,365
Regal Beloit Corporation	17,909	2,558,838
Resideo Technologies, Inc.*	38,441	607,368
Resources Connection, Inc.	10,240	152,678
REV Group, Inc.Δ	13,860	221,760
Saia, Inc.*	4,100	1,634,465
Steelcase, Inc. Class A	59,517	664,805
Sun Country Airlines Holdings, Inc.Δ*	104,761	1,554,653
Tetra Tech, Inc.	18,900	2,873,367
Timken Co. (The)	45,063	3,311,680
Titan International, Inc.*	34,000	456,620
Titan Machinery, Inc.Δ*	17,169	456,352
Trinity Industries, Inc.	23,267	566,552
TrueBlue, Inc.*	19,278	282,808
TuSimple Holdings, Inc. Class AΔ*	9,624	15,013
Tutor Perini CorporationΔ*	33,103	259,197
Verra Mobility CorporationΔ*	40,277	753,180
Werner Enterprises, Inc.	59,099	2,301,906
WESCO International, Inc.	5,413	778,498
WillScot Mobile Mini Holdings Corporation*	88,429	3,677,762
Zurn Water Solutions Corporation	133,410	3,738,148
		129,269,100
Information Technology — 12.5%
Adeia, Inc.	49,358	527,143
Allegro MicroSystems, Inc.Δ*	63,500	2,028,190
American Software, Inc. Class A	2,000	22,920
Avnet, Inc.	66,723	3,215,381
Belden, Inc.	7,388	713,311
Benchmark Electronics, Inc.	15,234	369,577
Box, Inc. Class AΔ*	66,733	1,615,606
Brightcove, Inc.*	3,770	12,403
Cerence, Inc.*	22,311	454,475
Cirrus Logic, Inc.Δ*	3,404	251,760
Clearwater Analytics Holdings, Inc. Class AΔ*	53,300	1,030,822
Coherent Corporation*	118,106	3,854,980
Cohu, Inc.*	88,925	3,062,577
Comtech Telecommunications CorporationΔ	15,366	134,453
Consensus Cloud Solutions, Inc.*	1,497	37,694
	Shares	Value
CS Disco, Inc.Δ*	12,053	$ 80,032
Daktronics, Inc.Δ*	16,356	145,896
Digital Turbine, Inc.Δ*	61,624	372,825
Dropbox, Inc. Class A*	35,270	960,402
DXC Technology Co.*	11,729	244,315
DZS, Inc.Δ*	6,534	13,721
Edgio, Inc.*	9,158	7,804
EverCommerce, Inc.Δ*	14,842	148,865
FARO Technologies, Inc.*	21,537	328,009
HashiCorp, Inc. Class AΔ*	60,000	1,369,800
Ichor Holdings, Ltd.*	35,948	1,112,950
Informatica, Inc. Class A*	1,633	34,407
Instructure Holdings, Inc.*	50,543	1,283,792
Kulicke & Soffa Industries, Inc.Δ	114,779	5,581,703
KVH Industries, Inc.*	3,807	19,416
Kyndryl Holdings, Inc.*	13,728	207,293
LiveRamp Holdings, Inc.*	38,719	1,116,656
MACOM Technology Solutions Holdings, Inc.*	51,896	4,233,676
MaxLinear, Inc.Δ*	62,300	1,386,175
MKS Instruments, Inc.Δ	9,227	798,505
NETGEAR, Inc.Δ*	21,770	274,084
New Relic, Inc.*	17,700	1,515,474
nLight, Inc.*	8,249	85,790
Nutanix, Inc. Class AΔ*	28,143	981,628
ON24, Inc.	3,433	21,731
Onto Innovation, Inc.*	23,700	3,022,224
PowerSchool Holdings, Inc. Class AΔ*	210,800	4,776,728
Progress Software Corporation	22,290	1,172,008
Q2 Holdings, Inc.*	99,530	3,211,833
Quantum CorporationΔ*	14,840	9,052
Rapid7, Inc.Δ*	37,899	1,735,016
Ribbon Communications, Inc.*	65,375	175,205
ScanSource, Inc.*	9,012	273,154
SecureWorks Corporation Class A*	5,303	32,932
Semtech CorporationΔ*	59,038	1,520,229
Silicon Laboratories, Inc.*	17,635	2,043,720
Smartsheet, Inc. Class A*	75,200	3,042,592
SolarWinds Corporation*	27,082	255,654
Sprout Social, Inc. Class AΔ*	63,644	3,174,563
SPS Commerce, Inc.*	13,337	2,275,426
Squarespace, Inc. Class A*	31,453	911,193
Synaptics, Inc.Δ*	35,500	3,175,120
Teradata Corporation*	63,894	2,876,508
Turtle Beach CorporationΔ*	17,375	157,678
Unisys Corporation*	34,796	120,046
Upland Software, Inc.Δ*	26,660	123,169
Varonis Systems, Inc.*	67,892	2,073,422
Verint Systems, Inc.Δ*	50,437	1,159,547
Vertex, Inc. Class AΔ*	156,700	3,619,770
Vontier Corporation	23,094	714,066
Workiva, Inc.Δ*	49,107	4,976,503
Xerox Holdings Corporation	68,325	1,072,019
Xperi, Inc.Δ*	22,529	222,136
		87,577,754

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Materials — 4.0%
Alpha Metallurgical Resources, Inc.	1,441	$ 374,271
American Vanguard Corporation	6,250	68,313
Avient Corporation	63,900	2,256,948
Balchem Corporation	1,777	220,419
Clearwater Paper Corporation*	12,048	436,740
Core Molding Technologies, Inc.*	1,912	54,473
Ecovyst, Inc.*	47,740	469,762
Element Solutions, Inc.Δ	32,586	639,011
Graphic Packaging Holding Co.	176,598	3,934,603
Huntsman Corporation	39,350	960,140
Ingevity Corporation*	12,040	573,224
Kaiser Aluminum CorporationΔ	21,434	1,613,123
Minerals Technologies, Inc.	80,285	4,396,407
MP Materials CorporationΔ*	2,886	55,123
Olympic Steel, Inc.	9,948	559,177
Origin Materials, Inc.*	38,575	49,376
Pactiv Evergreen, Inc.	138,505	1,126,046
Quaker Chemical CorporationΔ	9,171	1,467,360
Rayonier Advanced Materials, Inc.Δ*	60,632	214,637
Ryerson Holding Corporation	24,966	726,261
Schnitzer Steel Industries, Inc. Class A	17,305	481,944
Summit Materials, Inc. Class A*	99,038	3,084,043
SunCoke Energy, Inc.	65,270	662,490
Warrior Met Coal, Inc.	27,635	1,411,596
Worthington Industries, Inc.	37,483	2,317,199
		28,152,686
Real Estate — 4.6%
Apple Hospitality REIT, Inc.	75,073	1,151,620
Armada Hoffler Properties, Inc. REIT	108,545	1,111,501
CareTrust REIT, Inc.	38,149	782,054
Chatham Lodging Trust REITΔ	13,243	126,735
Compass, Inc. Class AΔ*	72,200	209,380
DiamondRock Hospitality Co. REIT	184,706	1,483,189
Douglas Elliman, Inc.Δ	85,800	193,908
Easterly Government Properties, Inc. REITΔ	37,688	430,774
Equity Commonwealth REIT	62,607	1,150,091
Forestar Group, Inc.*	14,246	383,787
Four Corners Property Trust, Inc. REIT	129,555	2,874,825
Highwoods Properties, Inc. REIT	53,338	1,099,296
Independence Realty Trust, Inc. REIT	129,594	1,823,388
Kite Realty Group Trust REIT	178,191	3,816,851
LXP Industrial Trust REIT	174,078	1,549,294
National Health Investors, Inc. REIT	14,888	764,648
National Storage Affiliates Trust REITΔ	70,600	2,240,844
NETSTREIT CorporationΔ	39,403	613,899
Opendoor Technologies, Inc.Δ*	71,792	189,531
Pebblebrook Hotel Trust REITΔ	112,051	1,522,773
Phillips Edison & Co., Inc. REITΔ	42,916	1,439,403
Physicians Realty Trust REITΔ	226,985	2,766,947
RLJ Lodging Trust REIT	115,496	1,130,706
RPT Realty REIT	62,835	663,538
Summit Hotel Properties, Inc. REIT	41,101	238,386
	Shares	Value
Sunstone Hotel Investors, Inc. REIT	102,450	$ 957,907
UMH Properties, Inc. REIT	64,468	903,841
Xenia Hotels & Resorts, Inc. REIT	79,363	934,896
		32,554,012
Utilities — 1.3%
ALLETE, Inc.	13,960	737,088
Black Hills Corporation	24,228	1,225,694
Northwest Natural Holding Co.	23,092	881,191
Northwestern Energy Group, Inc.	31,678	1,522,445
NRG Energy, Inc.	16,757	645,479
ONE Gas, Inc.Δ	12,697	866,951
Southwest Gas Holdings, Inc.	24,578	1,484,757
Spire, Inc.Δ	27,503	1,556,120
Vistra Corporation	18,905	627,268
		9,546,993
Total Common Stocks (Cost $640,111,212)		635,802,596

FOREIGN COMMON STOCKS — 4.7%
Bermuda — 0.1%
Fidelis Insurance Holdings, Ltd.*	53,964	792,192
Canada — 0.6%
DIRTT Environmental SolutionsΔ*	96,127	38,499
IMAX Corporation*	76,902	1,485,747
Teekay Tankers, Ltd. Class A	17,939	746,800
Xenon Pharmaceuticals, Inc.*	59,800	2,042,768
		4,313,814
Cayman Islands — 0.1%
Patria Investments, Ltd. Class AΔ	41,625	606,892
Colombia — 0.3%
Tecnoglass, Inc.Δ	52,446	1,728,620
Denmark — 0.4%
Ascendis Pharma A/S ADRΔ*	30,000	2,809,200
Ireland — 0.2%
Adient PLC*	24,917	914,454
Trinseo PLC	40,352	329,676
		1,244,130
Israel — 1.2%
CyberArk Software, Ltd.Δ*	17,500	2,865,975
Global-e Online, Ltd.Δ*	64,100	2,547,334
JFrog, Ltd.*	129,600	3,286,656
		8,699,965
Jersey — 1.0%
WNS Holdings, Ltd. ADR*	103,591	7,091,840
Monaco — 0.1%
Scorpio Tankers, Inc.	18,309	990,883
Netherlands — 0.2%
Expro Group Holdings NV*	53,100	1,233,513
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA	2,200	46,640

	Shares	Value
Sweden — 0.1%
Loomis ABΔ	35,634	$ 959,012
United Kingdom — 0.4%
Gates Industrial Corporation PLC*	192,855	2,239,046
Luxfer Holdings PLC	23,172	302,395
		2,541,441
Total Foreign Common Stocks (Cost $33,788,372)		33,058,142

RIGHTS — 0.0%
Aduro Biotech, Inc.†††*	2,713	—
Omniab, Inc.†††*	7,376	1
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		2
MONEY MARKET FUNDS — 5.6%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	29,401,761	29,401,761
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	9,097,603	9,097,603
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	67,014	67,014
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	730,340	730,340
Total Money Market Funds (Cost $39,296,718)		39,296,718
TOTAL INVESTMENTS — 100.9% (Cost $713,196,302)		708,157,458
Liabilities in Excess of Other Assets — (0.9)%		(6,622,679)
NET ASSETS — 100.0%		$701,534,779

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2023	162	$14,568,660	$(585,572)
Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/22/23	U.S. Dollars	889,741	Swedish Kronor	9,795,715	UBS	$(10,867)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$(10,867)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
FOREIGN COMMON STOCKS — 95.9%
Australia — 6.8%
Ampol, Ltd.	9,256	$ 199,839
ANZ Group Holdings, Ltd.	155,132	2,544,423
APA Group	56,822	302,283
ASX, Ltd.	9,397	343,724
Aurizon Holdings, Ltd.	144,275	322,587
BHP Group, Ltd.	275,010	7,725,260
BlueScope Steel, Ltd.	21,263	263,310
Brambles, Ltd.	107,348	986,156
Cochlear, Ltd.	5,986	980,407
Coles Group, Ltd.	137,380	1,371,170
Commonwealth Bank of Australia	93,381	5,964,811
Computershare, Ltd.	31,223	520,317
CSL, Ltd.	32,664	5,262,270
Dexus REIT	65,896	307,174
Fortescue Metals Group, Ltd.	86,232	1,146,286
Goodman Group REIT	96,925	1,328,438
GPT Group (The) REIT	15,364	38,260
IDP Education, Ltd.Δ	17,951	245,663
Insurance Australia Group, Ltd.	115,449	418,797
Macquarie Group, Ltd.	19,625	2,101,604
Medibank Pvt., Ltd.	179,765	396,765
Mineral Resources, Ltd.	7,000	300,592
Mirvac Group REIT	260,355	353,872
National Australia Bank, Ltd.	204,242	3,791,621
Newcrest Mining, Ltd.	40,166	632,877
Northern Star Resources, Ltd.	45,766	303,898
Orica, Ltd.	17,805	177,529
Origin Energy, Ltd.	81,077	456,540
Pilbara Minerals, Ltd.Δ	120,000	327,383
Qantas Airways, Ltd.*	66,392	219,790
QBE Insurance Group, Ltd.	75,406	755,360
REA Group, Ltd.	4,130	407,889
Rio Tinto, Ltd.	16,350	1,179,291
Santos, Ltd.	155,840	785,594
Scentre Group REIT	265,947	417,900
SEEK, Ltd.	16,462	232,560
Sonic Healthcare, Ltd.	45,006	859,387
South32, Ltd.	212,814	459,510
Stockland REIT	133,688	334,590
Suncorp Group, Ltd.	68,156	607,245
Telstra Corporation, Ltd.	341,734	844,303
Transurban Group	182,153	1,480,113
Vicinity Centres REIT	216,299	234,415
Wesfarmers, Ltd.	62,996	2,132,036
Westpac Banking Corporation	173,355	2,343,336
WiseTech Global, Ltd.	6,300	261,515
Woodside Energy Group, Ltd.	102,306	2,378,726
Woolworths Group, Ltd.	99,504	2,382,246
		57,429,662
Austria — 0.2%
Erste Group Bank AG	21,419	739,746
OMV AG	10,806	516,144
Verbund AG	5,255	427,503
voestalpine AG	4,506	122,677
		1,806,070
Belgium — 0.7%
Ageas SA/NV	10,480	431,634
	Shares	Value
D'ieteren Group	2,641	$ 445,256
Elia Group SA/NVΔ	2,782	272,250
Groupe Bruxelles Lambert NV	5,725	425,999
KBC Group NV	23,105	1,438,439
Sofina SAΔ	865	174,829
Solvay SA	9,910	1,095,148
UCB SA	19,739	1,616,808
Umicore SAΔ	9,507	225,093
Warehouses De Pauw CVA REIT	12,473	308,254
		6,433,710
Denmark — 2.8%
AP Moeller - Maersk A/S Class A	649	1,148,535
AP Moeller - Maersk A/S Class B	610	1,097,326
Chr. Hansen Holding A/S	13,414	820,575
Coloplast A/S Class BΔ	21,701	2,296,335
Danske Bank A/S	97,273	2,257,317
Demant A/SΔ*	18,113	747,909
DSV A/S	21,494	4,005,208
Genmab A/S*	8,330	2,949,242
Novozymes A/S Class BΔ	27,803	1,118,650
Orsted A/S 144AΔ	25,730	1,399,794
Pandora A/S	15,325	1,581,407
ROCKWOOL International A/S Class B	2,073	501,014
Tryg A/S	43,880	802,977
Vestas Wind Systems A/SΔ*	129,690	2,774,573
		23,500,862
Finland — 1.2%
Elisa OYJ	7,229	335,232
Fortum OYJΔ	22,487	260,783
Kesko OYJ Class B	12,949	231,997
Kone OYJ Class B	19,989	842,338
Neste OYJ	21,037	712,494
Nokia OYJ	358,262	1,347,092
Nordea Bank Abp	1,819	19,970
Nordea Bank Abp (Stockholm Exchange)	182,960	2,005,924
Orion OYJ Class B	17,254	677,838
Sampo OYJ, A Shares	35,114	1,518,031
Stora Enso OYJ, R Shares	34,560	433,154
UPM-Kymmene OYJΔ	41,906	1,434,898
		9,819,751
France — 10.8%
Accor SA	16,778	564,319
Aeroports de Paris SA	2,268	267,468
Air Liquide SA	35,542	5,986,396
Alstom SAΔ	13,681	325,159
Arkema SA	2,715	267,266
AXA SA	97,306	2,886,959
BioMerieux	6,876	665,189
BNP Paribas SA	59,911	3,809,518
Bollore SEΔ	40,000	214,688
Bouygues SA	11,283	394,506
Bureau Veritas SA	15,449	383,075
Capgemini SE	9,756	1,702,362
Carrefour SA	68,085	1,169,367
Cie de Saint-Gobain SA	26,241	1,570,535

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cie Generale des Etablissements Michelin SCA	65,523	$ 2,005,461
Credit Agricole SA	30,092	369,975
Danone SA	50,297	2,774,270
Dassault Aviation SA	2,825	532,088
Dassault Systemes SE	37,571	1,395,478
Edenred SE	19,978	1,249,744
Eiffage SA	8,654	821,417
Engie SA	92,715	1,421,893
EssilorLuxottica SA	22,374	3,891,859
Eurazeo SE	3,083	183,454
Gecina SA REIT	2,894	295,067
Getlink SE	33,090	527,518
Hermes International SCA	2,518	4,589,882
Ipsen SA	7,320	959,080
Kering SA	5,668	2,575,330
Klepierre REITΔ	14,221	348,209
L’Oreal SA	15,003	6,217,425
Legrand SA	16,102	1,479,553
Orange SA	150,729	1,728,902
Publicis Groupe SA	12,484	944,948
Renault SA	22,966	939,688
Safran SA	18,996	2,976,849
Sanofi	74,351	7,983,459
Sartorius Stedim Biotech	3,225	767,239
Schneider Electric SE	31,838	5,246,654
Societe Generale SA	28,734	695,294
Sodexo SA	8,568	882,055
Teleperformance SE	3,388	425,385
Thales SA	6,325	888,936
TotalEnergies SE	158,911	10,448,297
Unibail-Rodamco-Westfield CDI*	10,140	23,685
Unibail-Rodamco-Westfield REIT*	6,095	299,725
Valeo SE	12,169	208,820
Veolia Environnement SA	31,981	924,448
Vinci SA	27,022	2,989,472
Vivendi SE	35,000	306,534
Wendel SE	525	41,498
Worldline SA 144A*	13,200	370,541
		90,936,939
Germany — 7.4%
adidas AG	11,209	1,966,156
Allianz SE	23,578	5,611,004
BASF SE	49,106	2,222,781
Bayerische Motoren Werke AG	18,094	1,837,757
Bechtle AG	3,882	180,786
Beiersdorf AG	11,389	1,469,057
Brenntag SE	7,869	608,877
Carl Zeiss Meditec AG	4,095	356,973
Commerzbank AG	49,702	564,085
Continental AG	4,960	348,500
Covestro AG 144A*	8,920	479,673
Daimler Truck Holding AG	22,258	770,667
Delivery Hero SE 144A*	7,927	226,344
Deutsche Bank AG	104,927	1,153,177
Deutsche Boerse AG	11,154	1,926,260
Deutsche Lufthansa AG*	49,931	395,124
Deutsche Post AG	54,831	2,224,797
Deutsche Telekom AG	209,528	4,395,229
	Shares	Value
E.ON SE	94,768	$ 1,120,727
Evonik Industries AG	13,302	242,631
Fresenius Medical Care AG & Co. KGaA	15,717	675,705
Fresenius SE & Co. KGaA	37,197	1,155,347
GEA Group AG	7,555	278,435
Hannover Rueck SE	3,483	764,236
HeidelbergCement AG	9,249	716,339
HelloFresh SE*	7,006	208,180
Henkel AG & Co. KGaA	17,407	1,097,541
Infineon Technologies AG	67,044	2,220,548
LEG Immobilien SE*	1,506	103,563
Mercedes-Benz Group AG	52,967	3,686,332
MTU Aero Engines AG	2,932	531,013
Muenchener Rueckversicherungs-Gesellschaft AG	8,326	3,242,584
Nemetschek SE	785	47,774
Puma SE	13,626	842,528
Rheinmetall AG	2,384	613,288
RWE AG	27,660	1,026,734
SAP SE	61,183	7,919,652
Siemens AG	44,317	6,333,288
Siemens Energy AG*	18,963	247,139
Siemens Healthineers AG 144A	25,788	1,304,405
Symrise AG	6,729	640,593
Telefonica Deutschland Holding AG	56,298	100,693
Volkswagen AG	1,304	171,251
Vonovia SE	23,337	559,115
Zalando SE 144A*	10,454	232,271
		62,819,159
Hong Kong — 2.2%
AIA Group, Ltd.	652,000	5,272,820
BOC Hong Kong Holdings, Ltd.	214,500	585,557
CK Asset Holdings, Ltd.	161,057	845,967
CLP Holdings, Ltd.	156,000	1,151,886
ESR Cayman, Ltd. 144AΔ	132,400	185,091
Futu Holdings, Ltd. ADRΔ*	2,522	145,797
Hang Lung Properties, Ltd.	117,000	160,074
Hang Seng Bank, Ltd.	34,300	425,577
Henderson Land Development Co., Ltd.	71,275	187,165
HKT Trust & HKT, Ltd.	289,000	301,361
Hong Kong & China Gas Co., Ltd.	562,138	391,128
Hong Kong Exchanges and Clearing, Ltd.	64,997	2,412,219
Hongkong Land Holdings, Ltd.	52,200	186,161
Jardine Matheson Holdings, Ltd.	13,200	611,708
Link REIT	154,304	754,475
MTR Corporation, Ltd.	183,463	724,755
Power Assets Holdings, Ltd.	86,500	417,752
Sino Land Co., Ltd.	357,163	401,678
SITC International Holdings Co., Ltd.	59,000	98,991
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	109,500	1,168,360
Swire Pacific, Ltd. Class A	22,500	151,549
Swire Properties, Ltd.	63,800	132,686
Techtronic Industries Co., Ltd.	71,500	690,231
WH Group, Ltd. 144A	585,591	306,509

	Shares	Value
Wharf Real Estate Investment Co., Ltd.	115,000	$ 443,203
Xinyi Glass Holdings, Ltd.Δ	93,558	120,557
		18,273,257
Ireland — 0.9%
Bank of Ireland Group PLC	110,000	1,075,318
CRH PLC	42,988	2,370,107
DCC PLC	5,616	314,438
James Hardie Industries PLC CDI*	25,315	662,069
Kerry Group PLC Class A	15,874	1,326,344
Kingspan Group PLC	14,807	1,105,834
Smurfit Kappa Group PLC	17,166	570,251
		7,424,361
Israel — 0.6%
Azrieli Group, Ltd.	1,239	63,602
Bank Hapoalim BM	76,213	679,028
Bank Leumi Le-Israel BM	72,431	600,152
Check Point Software Technologies, Ltd.*	6,172	822,604
CyberArk Software, Ltd.*	2,381	389,936
Elbit Systems, Ltd.	1,618	320,698
ICL Group, Ltd.	5,905	32,584
Israel Discount Bank, Ltd. Class A	52,953	287,013
Mizrahi Tefahot Bank, Ltd.	11,154	405,055
Nice, Ltd.*	3,728	635,844
Teva Pharmaceutical Industries, Ltd. ADR*	91,181	930,046
Wix.com, Ltd.*	2,346	215,363
		5,381,925
Italy — 2.0%
Amplifon SpA	15,067	446,000
Assicurazioni Generali SpA	54,358	1,109,578
DiaSorin SpA	692	63,015
Enel SpA	530,480	3,253,300
Eni SpA	160,136	2,572,394
FinecoBank Banca Fineco SpA	27,715	334,666
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	312,721
Intesa Sanpaolo SpA	830,817	2,127,904
Mediobanca Banca di Credito Finanziario SpA	21,353	281,520
Moncler SpA	13,822	801,054
Nexi SpA 144AΔ*	24,702	150,511
Poste Italiane SpA 144A	25,999	273,024
Prysmian SpA	12,256	491,935
Recordati Industria Chimica e Farmaceutica SpA	16,364	771,159
Snam SpA	116,668	547,438
Terna - Rete Elettrica NazionaleΔ	90,920	683,849
UniCredit SpA	106,639	2,540,823
		16,760,891
Japan — 21.9%
Advantest CorporationΔ	35,600	993,009
Aeon Co., Ltd.	52,800	1,045,868
AGC, Inc.Δ	9,300	325,941
Aisin Corporation	3,600	136,026
Ajinomoto Co., Inc.	33,800	1,303,282
Asahi Intecc Co., Ltd.	7,400	132,670
	Shares	Value
Asahi Kasei Corporation	28,600	$ 180,022
Bandai Namco Holdings, Inc.	35,400	720,053
Bridgestone Corporation	41,300	1,609,377
Brother Industries, Ltd.	21,000	338,269
Canon, Inc.	66,900	1,611,530
Capcom Co., Ltd.	17,600	633,454
Central Japan Railway Co.	36,500	887,607
Chugai Pharmaceutical Co., Ltd.	68,800	2,121,382
Dai Nippon Printing Co., Ltd.	11,500	299,209
Daifuku Co., Ltd.	14,100	266,160
Dai-ichi Life Holdings, Inc.	49,600	1,023,958
Daiichi Sankyo Co., Ltd.	137,500	3,764,382
Daikin Industries, Ltd.	15,200	2,382,930
Daito Trust Construction Co., Ltd.	3,500	368,668
Daiwa House Industry Co., Ltd.	21,900	587,783
Daiwa House REIT Investment Corporation	101	178,199
Denso Corporation	118,000	1,893,414
Dentsu Group, Inc.	11,700	344,117
Disco Corporation	5,700	1,053,110
East Japan Railway Co.	17,300	990,026
Eisai Co., Ltd.	27,700	1,535,239
ENEOS Holdings, Inc.	55,150	217,078
FANUC Corporation	49,000	1,274,364
Fast Retailing Co., Ltd.	11,000	2,395,967
Fuji Electric Co., Ltd.	5,000	225,178
FUJIFILM Holdings Corporation	21,500	1,243,788
Fujitsu, Ltd.	9,900	1,164,350
GLP J-REIT	17	15,195
GMO Payment Gateway, Inc.Δ	1,900	103,671
Hamamatsu Photonics KK	6,400	269,144
Hankyu Hanshin Holdings, Inc.	14,100	481,101
Hikari Tsushin, Inc.	1,200	182,755
Hirose Electric Co., Ltd.	1,805	208,789
Hitachi, Ltd.	50,200	3,111,275
Honda Motor Co., Ltd.	301,800	3,395,158
Hoya Corporation	30,600	3,133,975
Ibiden Co., Ltd.	4,100	217,465
Inpex Corporation	52,800	791,912
Isuzu Motors, Ltd.	25,100	315,547
ITOCHU Corporation	61,300	2,213,784
Japan Exchange Group, Inc.	25,800	477,978
Japan Metropolitan Fund Invest REIT	469	304,171
Japan Post Bank Co., Ltd.	120,000	1,044,222
Japan Post Holdings Co., Ltd.	105,100	840,815
Japan Real Estate Investment Corporation REIT	83	323,429
JFE Holdings, Inc.	24,900	364,643
JSR Corporation	6,200	166,329
Kansai Electric Power Co., Inc. (The)	4,800	66,454
Kao Corporation	34,100	1,263,917
KDDI Corporation	95,000	2,907,995
Keisei Electric Railway Co., Ltd.	5,400	187,047
Keyence Corporation	10,900	4,031,102
Kintetsu Group Holdings Co., Ltd.Δ	18,100	513,184
Kobayashi Pharmaceutical Co., Ltd.	2,300	102,582
Kobe Bussan Co., Ltd.Δ	8,600	201,339
Koito Manufacturing Co., Ltd.	8,600	129,686
Komatsu, Ltd.	54,200	1,461,836
Konami Holdings Corporation	5,500	289,985

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Kose CorporationΔ	1,400	$ 101,475
Kubota Corporation	52,500	772,318
Kyocera Corporation	18,900	958,187
Kyowa Kirin Co., Ltd.	53,600	931,937
Lasertec Corporation	4,200	653,152
Lixil Corporation	12,900	149,920
M3, Inc.	36,000	652,995
Marubeni Corporation	83,500	1,301,619
MatsukiyoCocokara & Co.	27,000	483,652
Mazda Motor Corporation	20,700	235,038
McDonald’s Holdings Co. Japan, Ltd.Δ	18,000	687,768
MEIJI Holdings Co., Ltd.	16,000	397,665
MINEBEA MITSUMI, Inc.	14,700	239,508
MISUMI Group, Inc.	13,600	211,786
Mitsubishi Chemical Group Corporation	63,200	398,164
Mitsubishi Corporation	67,300	3,206,868
Mitsubishi Electric Corporation	95,700	1,182,323
Mitsubishi Estate Co., Ltd.	66,800	871,474
Mitsubishi Heavy Industries, Ltd.	14,700	819,921
Mitsubishi UFJ Financial Group, Inc.	590,700	5,005,684
Mitsui & Co., Ltd.	81,600	2,959,628
Mitsui Chemicals, Inc.	9,400	243,536
Mitsui Fudosan Co., Ltd.	52,400	1,154,058
Mitsui OSK Lines, Ltd.	4,400	120,908
Mizuho Financial Group, Inc.	122,590	2,081,328
MonotaRO Co., Ltd.Δ	11,900	126,868
MS&AD Insurance Group Holdings, Inc.	24,200	885,583
Murata Manufacturing Co., Ltd.	90,900	1,658,213
NEC Corporation	11,400	629,538
Nexon Co., Ltd.	24,400	435,995
Nidec Corporation	22,800	1,052,755
Nintendo Co., Ltd.	61,000	2,534,731
Nippon Building Fund, Inc. REIT	69	279,418
NIPPON EXPRESS HOLDINGS, INC.	4,000	208,719
Nippon Paint Holdings Co., Ltd.	41,100	276,033
Nippon Prologis REIT, Inc.	121	225,903
Nippon Sanso Holdings Corporation	8,800	208,353
Nippon Steel Corporation	37,900	887,927
Nippon Telegraph & Telephone Corporation	1,725,000	2,041,771
Nippon Yusen KK	25,500	662,103
Nissan Chemical Corporation	5,900	250,806
Nissan Motor Co., Ltd.	112,800	497,814
Nissin Foods Holdings Co., Ltd.	7,700	639,815
Nitori Holdings Co., Ltd.	4,000	445,982
Nitto Denko Corporation	7,100	465,586
Nomura Holdings, Inc.	229,400	918,616
Nomura Real Estate Master Fund, Inc. REIT	184	206,081
Nomura Research Institute, Ltd.	18,157	471,932
NTT Data Corporation	31,300	418,836
Obic Co., Ltd.	3,600	545,474
Oji Holdings Corporation	23,900	100,553
Olympus Corporation	139,900	1,816,390
Omron Corporation	8,300	369,362
Ono Pharmaceutical Co., Ltd.	52,300	1,003,030
Oracle Corporation	700	51,853
	Shares	Value
Oriental Land Co., Ltd.Δ	60,500	$ 1,984,863
ORIX Corporation	63,200	1,180,096
Osaka Gas Co., Ltd.	15,000	246,823
Otsuka Corporation	6,900	291,929
Otsuka Holdings Co., Ltd.	66,000	2,343,338
Pan Pacific International Holdings Corporation	18,800	394,555
Panasonic Holdings Corporation	118,600	1,338,730
Recruit Holdings Co., Ltd.	75,000	2,294,627
Renesas Electronics CorporationΔ*	63,600	971,488
Resona Holdings, Inc.	94,500	522,507
Ricoh Co., Ltd.	26,200	226,053
Rohm Co., Ltd.	16,400	308,308
SBI Holdings, Inc.	9,400	197,831
Secom Co., Ltd.	12,500	848,010
Seiko Epson Corporation	18,200	285,823
Sekisui House, Ltd.	33,600	668,688
Seven & i Holdings Co., Ltd.	56,700	2,219,817
SG Holdings Co., Ltd.	13,100	167,704
Shimadzu Corporation	12,300	326,261
Shimano, Inc.	3,600	481,840
Shin-Etsu Chemical Co., Ltd.	100,500	2,919,088
Shionogi & Co., Ltd.	27,200	1,213,241
Shiseido Co., Ltd.	35,800	1,254,581
SMC Corporation	2,900	1,299,961
SoftBank Corporation	155,200	1,756,600
SoftBank Group Corporation	62,600	2,637,059
Sompo Holdings, Inc.	14,400	617,138
Sony Group CorporationΔ	70,400	5,757,001
Square Enix Holdings Co., Ltd.	1,300	44,545
Subaru Corporation	32,200	626,112
SUMCO Corporation	15,200	197,797
Sumitomo Corporation	54,900	1,095,690
Sumitomo Electric Industries, Ltd.	65,100	784,255
Sumitomo Metal Mining Co., Ltd.	10,900	320,091
Sumitomo Mitsui Financial Group, Inc.	64,500	3,168,630
Sumitomo Mitsui Trust Holdings, Inc.	7,000	263,529
Sumitomo Realty & Development Co., Ltd.	9,600	249,231
Suntory Beverage & Food, Ltd.	38,700	1,177,754
Suzuki Motor Corporation	17,300	695,823
Sysmex Corporation	14,500	688,999
T&D Holdings, Inc.	22,500	370,013
Taisei Corporation	13,300	468,107
Takeda Pharmaceutical Co., Ltd.	128,236	3,974,869
TDK Corporation	19,900	735,708
Terumo Corporation	55,100	1,458,544
TIS, Inc.	14,800	325,440
Tobu Railway Co., Ltd.	11,900	305,849
Tokio Marine Holdings, Inc.	104,700	2,424,192
Tokyo Electric Power Co. Holdings, Inc.*	56,100	250,243
Tokyo Electron, Ltd.	27,500	3,756,287
Tokyo Gas Co., Ltd.	23,400	530,540
Tokyu Corporation	27,000	311,298
TOPPAN Holdings, Inc.	15,000	358,820
Toray Industries, Inc.	89,700	466,715
Toyota Industries Corporation	6,500	511,651
Toyota Motor Corporation	578,480	10,378,121

	Shares	Value
Toyota Tsusho Corporation	10,000	$ 588,160
Trend Micro, Inc.	8,500	321,753
Unicharm Corporation	26,300	929,909
USS Co., Ltd.	22,100	365,343
West Japan Railway Co.	9,300	384,842
Yakult Honsha Co., Ltd.	23,000	558,600
Yamaha CorporationΔ	5,400	147,483
Yamaha Motor Co., Ltd.	14,300	375,904
Yamato Holdings Co., Ltd.	11,600	188,804
Yaskawa Electric CorporationΔ	11,200	403,324
Yokogawa Electric Corporation	22,800	440,056
Z Holdings Corporation	129,000	357,860
ZOZO, Inc.	5,700	104,374
		184,359,072
Jersey — 0.7%
Experian PLC	66,013	2,159,125
Glencore PLC	577,393	3,287,972
WPP PLC	75,700	674,435
		6,121,532
Luxembourg — 0.2%
ArcelorMittal SA	34,529	864,470
Eurofins Scientific SE	12,824	722,724
		1,587,194
Netherlands — 5.8%
Adyen NV 144A*	1,167	865,254
Aegon NVΔ	115,549	556,913
AerCap Holdings NV*	7,600	476,292
Airbus SE	27,375	3,664,102
Akzo Nobel NV	10,566	761,793
Argenx SE*	5,146	2,515,507
ASM International NV	2,234	932,902
ASML Holding NV	21,877	12,880,093
CNH Industrial NV	30,290	367,710
Euronext NV 144A	4,841	336,736
EXOR NV	6,961	615,691
Ferrari NV	7,866	2,318,783
Ferrovial SE	29,741	908,796
IMCD NV	2,480	313,558
ING Groep NV	200,643	2,644,489
JDE Peet's NV	20,956	585,354
Koninklijke Ahold Delhaize NV	79,313	2,390,469
Koninklijke KPN NV	184,467	607,757
Koninklijke Philips NV*	98,766	1,970,605
NN Group NVΔ	15,629	501,037
OCI NV*	10,264	285,412
Prosus NV*	119,409	3,518,510
QIAGEN NV*	25,509	1,029,278
Stellantis NV	155,970	2,986,581
STMicroelectronics NV	37,246	1,606,162
Tenaris SA	20,000	315,919
Universal Music Group NVΔ	34,973	912,662
Wolters Kluwer NV	17,451	2,112,889
		48,981,254
New Zealand — 0.2%
Auckland International Airport, Ltd.	81,537	386,556
EBOS Group, Ltd.	10,882	222,926
	Shares	Value
Fisher & Paykel Healthcare Corporation, Ltd.	49,216	$ 634,546
Spark New Zealand, Ltd.	145,344	418,422
Xero, Ltd.Δ*	5,756	413,959
		2,076,409
Norway — 0.7%
Aker BP ASAΔ	14,477	399,740
DNB Bank ASA	51,370	1,032,115
Equinor ASAΔ	59,657	1,955,082
Gjensidige Forsikring ASAΔ	8,027	117,784
Kongsberg Gruppen ASA	2,955	121,786
Mowi ASA	26,051	460,459
Norsk Hydro ASA	67,659	423,399
Orkla ASA	106,700	796,936
Salmar ASAΔ	6,863	347,600
Telenor ASA	8,257	93,640
Yara International ASA	10,434	393,984
		6,142,525
Portugal — 0.2%
EDP - Energias de Portugal SA	154,225	641,259
Galp Energia SGPS SAΔ	27,004	399,987
Jeronimo Martins SGPS SA	19,382	435,285
		1,476,531
Singapore — 1.3%
CapitaLand Ascendas REIT	157,957	316,811
CapitaLand Integrated Commercial Trust REIT	425,903	574,763
Capitaland Investment, Ltd.	174,460	394,202
DBS Group Holdings, Ltd.	130,460	3,204,052
Grab Holdings, Ltd. Class A*	55,000	194,700
Keppel Corporation, Ltd.	84,500	419,613
Mapletree Logistics Trust REITΔ	7,947	9,743
Oversea-Chinese Banking Corporation, Ltd.	165,140	1,544,398
Sea, Ltd. ADR*	18,281	803,450
Seatrium, Ltd.*	1,612,685	157,689
Singapore Airlines, Ltd.	190,850	900,281
Singapore Telecommunications, Ltd.	454,500	804,509
United Overseas Bank, Ltd.	56,959	1,186,348
UOL Group, Ltd.	7,561	35,367
Wilmar International, Ltd.	258,000	702,093
		11,248,019
Spain — 2.6%
Acciona SA	827	105,323
ACS Actividades de Construccion y Servicios SAΔ	9,963	358,167
Aena SME SA 144A	3,930	591,377
Amadeus IT Group SA	28,463	1,719,242
Banco Bilbao Vizcaya Argentaria SA	326,478	2,642,164
Banco Santander SA	896,523	3,414,022
CaixaBank SA	262,455	1,045,619
Cellnex Telecom SA 144A*	30,895	1,074,590
EDP Renovaveis SA	18,830	308,387
Enagas SAΔ	227	3,759
Endesa SA	13,556	275,884
Grifols SA*	31,106	402,882

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Iberdrola SA	349,226	$ 3,905,900
Industria de Diseno Textil SA	68,714	2,556,989
Naturgy Energy Group SAΔ	15,059	409,683
Redeia Corporation SA	23,715	373,069
Repsol SA	75,615	1,243,792
Telefonica SAΔ	305,885	1,249,645
		21,680,494
Sweden — 2.8%
Alfa Laval AB	14,717	504,173
Assa Abloy AB, B Shares	82,054	1,782,916
Atlas Copco AB, A Shares	196,397	2,637,745
Atlas Copco AB, B Shares	116,912	1,367,292
Boliden AB	12,271	352,139
Epiroc AB, A Shares	31,158	591,605
Epiroc AB, B Shares	20,075	321,146
EQT ABΔ	12,795	252,100
Essity AB, B Shares	63,277	1,364,711
Fastighets AB Balder, B SharesΔ*	28,806	129,132
Getinge AB, B Shares	12,152	213,540
H & M Hennes & Mauritz AB, B SharesΔ	42,435	601,737
Hexagon AB, B Shares	134,111	1,141,384
Industrivarden AB, A Shares	1,009	26,606
Industrivarden AB, C SharesΔ	18,571	489,366
Investment AB Latour, B Shares	9,171	161,188
Investor AB, B Shares	96,085	1,839,500
L E Lundbergforetagen AB, B Shares	5,888	245,508
Nibe Industrier AB, B Shares	74,413	486,493
Sagax AB, B Shares	11,741	223,026
Sandvik AB	51,379	945,392
Securitas AB, B SharesΔ	23,710	187,478
Skandinaviska Enskilda Banken AB, A Shares	79,780	951,126
Skanska AB, B Shares	13,311	218,574
SKF AB, B Shares	17,959	298,147
Svenska Cellulosa AB SCA, B SharesΔ	49,432	676,829
Svenska Handelsbanken AB, A Shares	86,629	770,816
Swedbank AB, A Shares	41,659	765,751
Swedish Orphan Biovitrum ABΔ*	26,881	548,850
Tele2 AB, B Shares	37,286	285,144
Telefonaktiebolaget LM Ericsson, B SharesΔ	166,228	809,823
Telia Co. AB	126,527	260,987
Volvo AB, B Shares	95,875	1,974,799
		23,425,023
Switzerland — 10.1%
ABB, Ltd.	97,933	3,495,543
Alcon, Inc.	39,578	3,054,133
Bachem Holding AG Class BΔ	3,310	244,142
Baloise Holding AG	2,546	368,601
Barry Callebaut AG	404	642,458
Chocoladefabriken Lindt & Spruengli AG	65	722,315
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	875,967
Cie Financiere Richemont SA	30,877	3,760,302
Clariant AG*	4,630	73,000
Coca-Cola HBC AG CDI*	53,299	1,457,396
	Shares	Value
DSM-Firmenich AG	9,526	$ 804,974
EMS-Chemie Holding AGΔ	227	153,826
Geberit AGΔ	1,229	612,875
Givaudan SA	396	1,289,310
Holcim, Ltd.*	30,626	1,960,337
Julius Baer Group, Ltd.	11,052	707,415
Kuehne + Nagel International AGΔ	2,099	596,391
Logitech International SA	9,124	627,717
Lonza Group AG	5,846	2,704,050
Nestle SA	149,472	16,919,635
Novartis AG	121,422	12,400,664
Partners Group Holding AG	1,137	1,276,391
Roche Holding AG	43,856	11,972,737
Roche Holding AG (Swiss Exchange)Δ	2,216	651,032
SGS SA	4,725	396,549
SIG Group AG*	6,984	172,054
Sika AG	5,090	1,289,607
Sonova Holding AG	4,089	967,771
Straumann Holding AG	10,370	1,319,883
Swatch Group AG (The)	13,947	681,158
Swiss Life Holding AG	1,832	1,139,831
Swiss Prime Site AG	4,457	408,033
Swiss Re AG	16,099	1,653,374
Swisscom AG	1,391	825,962
Temenos AG	3,832	268,011
UBS Group AG	172,874	4,258,265
VAT Group AG 144AΔ	1,112	396,810
Zurich Insurance Group AG	8,111	3,711,234
		84,859,753
United Kingdom — 13.8%
3i Group PLC	66,813	1,681,727
abrdn PLCΔ	114,480	216,298
Admiral Group PLC	8,048	232,584
Anglo American PLC	72,180	1,982,035
Antofagasta PLC	23,560	408,996
Ashtead Group PLC	24,479	1,484,471
Associated British Foods PLC	48,376	1,215,391
Auto Trader Group PLC 144AΔ	54,162	406,972
Aviva PLC	188,579	892,574
BAE Systems PLC	197,243	2,396,867
Barclays PLC	1,098,843	2,117,942
Barratt Developments PLC	90,118	483,180
Berkeley Group Holdings PLC	15,143	756,235
BP PLC	1,137,542	7,332,522
BT Group PLC	453,308	643,726
Bunzl PLC	26,142	931,016
Burberry Group PLC	55,860	1,294,551
Centrica PLC	350,000	658,319
CK Hutchison Holdings, Ltd.	212,500	1,128,182
CK Infrastructure Holdings, Ltd.	35,000	165,142
Coca-Cola Europacific Partners PLC	13,569	847,791
Compass Group PLC	143,434	3,491,413
Croda International PLC	8,431	503,597
Haleon PLC	481,639	1,996,437
Halma PLC	38,546	908,172
Hargreaves Lansdown PLCΔ	23,678	222,691
Hikma Pharmaceuticals PLC	41,006	1,041,273

	Shares	Value
HSBC Holdings PLC	1,171,835	$ 9,170,064
Informa PLC	87,112	795,461
InterContinental Hotels Group PLCΔ	22,571	1,669,224
Intertek Group PLC	16,272	813,747
J Sainsbury PLCΔ	118,172	363,914
JD Sports Fashion PLC	259,615	471,598
Johnson Matthey PLCΔ	13,222	261,760
Kingfisher PLC	252,818	686,304
Land Securities Group PLC REIT	93,472	670,010
Legal & General Group PLC	335,080	904,158
Lloyds Banking Group PLC	4,085,048	2,195,283
London Stock Exchange Group PLC	27,951	2,801,415
M&G PLCΔ	174,268	417,531
Mondi PLC	49,454	824,985
National Grid PLC	236,940	2,833,649
NatWest Group PLC	356,433	1,019,597
Next PLC	11,694	1,037,160
Ocado Group PLCΔ*	72,804	529,350
Pearson PLC	41,042	433,024
Persimmon PLC	15,563	203,821
Phoenix Group Holdings PLCΔ	52,209	305,975
Prudential PLC	159,227	1,711,585
Reckitt Benckiser Group PLC	51,635	3,641,339
RELX PLC	123,017	4,150,586
Rentokil Initial PLC	164,319	1,220,005
Rio Tinto PLC	76,199	4,784,725
Rolls-Royce Holdings PLC*	619,124	1,658,871
Sage Group PLC (The)	115,730	1,392,684
Schroders PLC	111,805	552,459
Segro PLC REIT	80,953	707,856
Severn Trent PLC	25,238	728,252
Shell PLC	388,541	12,314,505
Smith & Nephew PLC	86,838	1,077,710
Smiths Group PLC	48,466	954,197
Spirax-Sarco Engineering PLC	6,430	744,294
SSE PLC	62,340	1,221,636
St. James’s Place PLC	37,454	377,872
Standard Chartered PLC	147,424	1,355,938
Taylor Wimpey PLC	203,676	290,479
Tesco PLC	610,319	1,963,083
Unilever PLC	159,554	7,892,627
United Utilities Group PLC	72,451	837,172
Vodafone Group PLC	1,511,364	1,416,754
	Shares	Value
Whitbread PLC	28,617	$ 1,204,572
		116,047,335
Total Foreign Common Stocks (Cost $783,789,478)		808,591,728

FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische MotorenWerke AG 9.70%◊	7,785	724,633
Dr. Ing hc F Porsche AG 1.13% 144A◊	6,210	582,666
Henkel AG & Co. KGaA 2.75%◊	13,912	990,667
Porsche Automobil Holding SE 5.50%◊	2,334	114,808
Sartorius AG 0.45%◊	2,399	812,527
Volkswagen AG 8.05%◊	11,005	1,264,468
Total Foreign Preferred Stocks (Cost $5,171,929)		4,489,769
MONEY MARKET FUNDS — 4.2%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	18,668,216	18,668,216
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	15,327,282	15,327,282
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	1,420,513	1,420,513
Total Money Market Funds (Cost $35,416,011)		35,416,011
TOTAL INVESTMENTS — 100.6% (Cost $824,377,418)		848,497,508
Liabilities in Excess of Other Assets — (0.6)%		(5,409,236)
NET ASSETS — 100.0%		$843,088,272
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2023	286	$29,193,450	$(831,715)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.7%
Consumer Discretionary — 0.3%
MercadoLibre, Inc.*	2,900	$ 3,676,852
Financials — 2.2%
Arch Capital Group, Ltd.*	70,870	5,649,047
Axis Capital Holdings, Ltd.	70,102	3,951,650
Everest Group, Ltd.	35,100	13,045,617
		22,646,314
Health Care — 0.3%
Mettler-Toledo International, Inc.*	2,740	3,036,112
Information Technology — 0.9%
Atlassian Corporation Class A*	32,410	6,530,939
EPAM Systems, Inc.*	11,340	2,899,525
		9,430,464
Total Common Stocks (Cost $37,896,123)		38,789,742

FOREIGN COMMON STOCKS — 86.0%
Australia — 2.1%
Allkem, Ltd.*	19,757	147,732
ASX, Ltd.‡‡	2,477	90,604
BHP Group, Ltd.‡‡	120,130	3,374,552
BlueScope Steel, Ltd.‡‡	220,156	2,726,302
Dexus REIT‡‡	60,007	279,722
Goodman Group REIT‡‡	53,845	737,991
GPT Group (The) REIT	112,950	281,271
IDP Education, Ltd.	10,236	140,082
Incitec Pivot, Ltd.	912,579	1,828,586
JB Hi-Fi, Ltd.	79,073	2,296,720
Mirvac Group REIT‡‡	382,582	520,001
Newcrest Mining, Ltd.	10,210	160,874
Northern Star Resources, Ltd.	32,188	213,736
Orica, Ltd.	9,485	94,572
Pilbara Minerals, Ltd.	376,224	1,026,410
Qantas Airways, Ltd.*	536,338	1,775,540
QBE Insurance Group, Ltd.	8,978	89,935
Rio Tinto, Ltd.‡‡	5,159	372,108
Scentre Group REIT‡‡	200,985	315,821
Seven Group Holdings, Ltd.	5,192	103,417
Sonic Healthcare, Ltd.	42,185	805,520
South32, Ltd.	509,651	1,100,442
Stockland REIT‡‡	222,407	556,634
Vicinity Centres REIT‡‡	362,344	392,691
Westpac Banking Corporation	34,044	460,192
Whitehaven Coal, Ltd.	318,789	1,445,797
		21,337,252
Belgium — 0.2%
Ageas SA/NV	3,171	130,602
Etablissements Franz Colruyt NV	1,930	83,431
Groupe Bruxelles Lambert NV‡‡	446	33,187
KBC Group NV	4,274	266,085
Proximus SADP	164,369	1,335,543
		1,848,848
	Shares	Value
Brazil — 0.3%
Lojas Renner SA*	1,182,881	$ 3,153,377
Canada — 3.7%
Agnico Eagle Mines, Ltd.	51,386	2,335,494
Canadian National Railway Co.Δ	59,067	6,398,728
Canadian Pacific Kansas City, Ltd.	133,820	9,957,546
Kinross Gold Corporation	701,214	3,195,667
Thomson Reuters Corporation	37,360	4,570,394
Toronto-Dominion Bank (The)	122,980	7,409,132
Waste Connections, Inc.	31,970	4,293,571
		38,160,532
China — 0.7%
Baidu, Inc. Class A*	350,228	5,894,572
PICC Property & Casualty Co., Ltd. Class H	1,488,195	1,905,618
		7,800,190
Denmark — 0.9%
AP Moeller - Maersk A/S Class B	1,088	1,957,197
Coloplast A/S Class B	1,109	117,351
Danske Bank A/S	13,012	301,957
DSV A/S	25,490	4,749,825
Genmab A/S*	1,412	499,920
ISS A/S	76,044	1,168,152
Pandora A/S	6,436	664,139
		9,458,541
Finland — 0.2%
Fortum OYJ	29,698	344,410
Nokia OYJ	329,550	1,239,133
Nordea Bank Abp (Stockholm Exchange)	15,380	168,622
Valmet OYJ	2,660	60,729
		1,812,894
France — 11.0%
Air Liquide SA	48,782	8,216,430
AXA SA	132,432	3,929,108
Bureau Veritas SA	216,551	5,369,622
Capgemini SE	53,282	9,297,379
Cie Generale des Etablissements Michelin SCA	170,884	5,230,242
Danone SA	137,488	7,583,530
Engie SA	337,282	5,172,615
Hermes International SCA	5,824	10,616,152
L’Oreal SA	25,067	10,388,069
Sanofi	128,439	13,791,172
Schneider Electric SE	110,430	18,198,003
SCOR SE	120,422	3,738,725
TotalEnergies SEΔ	191,900	12,617,303
		114,148,350
Germany — 7.6%
adidas AG	21,820	3,827,418
Allianz SE	1,102	262,250
Bayerische Motoren Werke AG	30,232	3,070,579
Beiersdorf AG	66,301	8,552,109

	Shares	Value
BioNTech SE ADR*	52,767	$ 5,732,607
Daimler Truck Holding AG	182,656	6,324,329
Deutsche Bank AG	270,772	2,975,859
Deutsche Boerse AG	71,613	12,367,335
Deutsche Lufthansa AG*	168,579	1,334,034
Deutsche Post AG	121,045	4,911,466
E.ON SE‡‡	144,479	1,708,610
Fresenius SE & Co. KGaA‡‡	5,845	181,547
HOCHTIEF AG	4,532	456,979
Mercedes-Benz Group AG	31,277	2,176,778
Muenchener Rueckversicherungs-Gesellschaft AG	1,049	408,536
SAP SE	134,186	17,369,309
Siemens AG	36,076	5,155,577
Siemens Energy AG*	3,521	45,888
TeamViewer AG 144A*	46,848	787,400
Telefonica Deutschland Holding AG	272,100	486,670
thyssenkrupp AG	139,586	1,061,177
Vonovia SE	8,772	210,162
		79,406,619
Guatemala — 0.1%
Millicom International Cellular SA SDR*	46,586	722,167
Hong Kong — 1.8%
AIA Group, Ltd.	953,600	7,711,903
Alibaba Group Holding, Ltd.*	425,859	4,617,243
Tencent Holdings, Ltd.	168,800	6,543,356
		18,872,502
India — 1.8%
HDFC Bank, Ltd.	348,494	6,391,350
HDFC Bank, Ltd. ADR	122,880	7,251,149
ICICI Bank, Ltd. ADR	220,060	5,087,787
		18,730,286
Ireland — 6.0%
Accenture PLC Class A	14,050	4,314,895
Aon PLC Class A	21,540	6,983,699
CRH PLC	82,377	4,541,787
ICON PLC*	32,450	7,990,812
Linde PLC	10,560	3,932,016
Medtronic PLC	125,072	9,800,642
Ryanair Holdings PLC ADR*	78,243	7,606,002
STERIS PLC	23,080	5,064,214
Willis Towers Watson PLC	56,079	11,718,268
		61,952,335
Israel — 1.0%
Check Point Software Technologies, Ltd.*	75,007	9,996,933
Italy — 0.6%
Banco BPM SpA	290,228	1,382,214
Eni SpA‡‡	35,232	565,960
Leonardo SpA	62,378	898,484
UniCredit SpA	76,982	1,834,204
Unipol Gruppo SpA	383,117	2,067,809
		6,748,671
	Shares	Value
Japan — 19.6%
Advantest CorporationΔ	147,200	$4,105,925
Aeon Co., Ltd.	11,500	227,793
Ajinomoto Co., Inc.	16,600	640,073
ANA Holdings, Inc.*	14,100	295,227
Bandai Namco Holdings, Inc.	19,600	398,673
Bridgestone Corporation	16,500	642,971
Brother Industries, Ltd.	25,000	402,701
Canon, Inc.	21,700	522,723
Central Japan Railway Co.	18,000	437,724
Chugai Pharmaceutical Co., Ltd.	15,400	474,844
Concordia Financial Group, Ltd.	96,400	439,152
Dai-ichi Life Holdings, Inc.	109,100	2,252,295
Daiichi Sankyo Co., Ltd.	38,400	1,051,289
Daikin Industries, Ltd.	43,500	6,819,569
Daito Trust Construction Co., Ltd.‡‡	68,398	7,204,612
Daiwa House Industry Co., Ltd.‡‡	33,290	893,484
Denso Corporation	40,000	641,835
Disco Corporation	3,300	609,695
East Japan Railway Co.	9,000	515,043
Eisai Co., Ltd.	101,250	5,611,658
ENEOS Holdings, Inc.	96,100	378,263
FANUC Corporation	17,700	460,332
Fast Retailing Co., Ltd.	3,000	653,446
Fuji Electric Co., Ltd.	12,836	578,078
FUJIFILM Holdings Corporation	7,700	445,450
Fujitsu, Ltd.	13,800	1,623,033
Fukuoka Financial Group, Inc.	2,400	57,424
Hakuhodo DY Holdings, Inc.	31,600	259,564
Hankyu Hanshin Holdings, Inc.	14,000	477,689
Hitachi Construction Machinery Co., Ltd.	49,301	1,496,079
Hitachi, Ltd.‡‡	15,800	979,246
Honda Motor Co., Ltd.	109,500	1,231,842
Hoya Corporation	56,500	5,786,588
Ibiden Co., Ltd.	5,100	270,506
IHI Corporation	25,795	540,643
Iida Group Holdings Co., Ltd.	108,682	1,803,518
Inpex Corporation	54,100	811,410
Isetan Mitsukoshi Holdings, Ltd.	16,500	191,155
ITOCHU Corporation	26,100	942,574
Japan Airlines Co., Ltd.	16,200	314,753
Japan Metropolitan Fund Invest REIT	178	115,442
Japan Post Bank Co., Ltd.	64,400	560,399
Japan Post Holdings Co., Ltd.	66,600	532,809
Japan Post Insurance Co., Ltd.	153,492	2,581,484
Japan Real Estate Investment Corporation REIT	123	479,299
JFE Holdings, Inc.	191,562	2,805,292
JSR Corporation	13,305	356,938
Kansai Paint Co., Ltd.	9,800	140,094
Kao Corporation	10,600	392,889
Kawasaki Kisen Kaisha, Ltd.	32,635	1,113,698
KDDI Corporation	29,700	909,131
Keyence Corporation	14,900	5,510,406
Kintetsu Group Holdings Co., Ltd.Δ	13,000	368,585
Kobayashi Pharmaceutical Co., Ltd.	7,700	343,428
Komatsu, Ltd.	29,400	792,952

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Kubota Corporation	491,119	$7,224,764
Kuraray Co., Ltd.	60,519	716,919
Kurita Water Industries, Ltd.	9,000	313,189
Kyocera Corporation	8,200	415,721
Lasertec Corporation	2,700	419,884
Lawson, Inc.	5,500	252,850
Lion Corporation	65,000	641,069
Lixil Corporation	25,800	299,840
M3, Inc.	8,800	159,621
Makita Corporation	127,891	3,153,691
MatsukiyoCocokara & Co.	20,400	365,426
Mazda Motor Corporation	116,735	1,325,467
McDonald’s Holdings Co. Japan, Ltd.	13,800	527,289
MEIJI Holdings Co., Ltd.	13,900	345,471
Mercari, Inc.*	8,900	191,487
MINEBEA MITSUMI, Inc.	225,771	3,678,503
MISUMI Group, Inc.	32,400	504,548
Mitsubishi Chemical Group Corporation	69,700	439,115
Mitsubishi Corporation	79,434	3,785,057
Mitsubishi Electric Corporation	47,400	585,602
Mitsubishi Estate Co., Ltd.‡‡	55,369	722,345
Mitsubishi Gas Chemical Co., Inc.	14,639	196,763
Mitsubishi Heavy Industries, Ltd.	9,200	513,148
Mitsubishi Motors Corporation	568,548	2,477,904
Mitsubishi UFJ Financial Group, Inc.	228,900	1,939,734
Mitsui & Co., Ltd.	64,527	2,340,391
Mitsui Chemicals, Inc.	14,100	365,304
Mitsui Fudosan Co., Ltd.‡‡	42,714	940,734
Mitsui OSK Lines, Ltd.	21,300	585,304
Mizuho Financial Group, Inc.	167,600	2,845,505
Murata Manufacturing Co., Ltd.	24,900	454,230
NEC Corporation	9,500	524,615
Nexon Co., Ltd.	11,900	212,637
NGK Insulators, Ltd.	14,909	197,598
Nidec Corporation	7,100	327,831
Nintendo Co., Ltd.	20,600	855,991
Nippon Building Fund, Inc. REIT	20	80,991
NIPPON EXPRESS HOLDINGS, INC.	13,294	693,679
Nippon Shinyaku Co., Ltd.	7,200	304,024
Nippon Steel Corporation	126,046	2,953,024
Nippon Telegraph & Telephone Corporation	560,000	662,836
Nippon Yusen KK	32,800	851,647
Nissan Motor Co., Ltd.	111,200	490,753
Nitori Holdings Co., Ltd.	2,500	278,739
Nomura Holdings, Inc.	135,600	543,001
NSK, Ltd.	98,800	555,533
Obayashi Corporation	128,964	1,134,867
Obic Co., Ltd.	2,600	393,953
Olympus Corporation	26,200	340,167
Omron Corporation	6,700	298,160
Ono Pharmaceutical Co., Ltd.	19,900	381,650
Oracle Corporation	800	59,260
Oriental Land Co., Ltd.Δ	21,200	695,522
ORIX Corporation	34,300	640,463
Osaka Gas Co., Ltd.	21,900	360,362
	Shares	Value
Otsuka Corporation	2,100	$ 88,848
Otsuka Holdings Co., Ltd.	16,000	568,082
Panasonic Holdings Corporation	228,200	2,575,870
Persol Holdings Co., Ltd.	196,000	318,346
Pola Orbis Holdings, Inc.	8,500	102,010
Recruit Holdings Co., Ltd.	25,400	777,114
Renesas Electronics Corporation*	93,200	1,423,626
Ricoh Co., Ltd.	82,403	710,970
Secom Co., Ltd.	6,700	454,533
Sekisui Chemical Co., Ltd.	42,700	614,323
Sekisui House, Ltd.	54,024	1,075,155
Seven & i Holdings Co., Ltd.	12,100	473,717
Shimamura Co., Ltd.	18,536	1,831,962
Shimano, Inc.	1,600	214,151
Shin-Etsu Chemical Co., Ltd.	32,500	943,984
Shionogi & Co., Ltd.	37,400	1,668,207
Shiseido Co., Ltd.	11,600	406,512
SMC Corporation	16,300	7,306,676
SoftBank Corporation	66,700	754,931
SoftBank Group Corporation	16,500	695,071
Sohgo Security Services Co., Ltd.	39,945	241,100
Sojitz Corporation‡‡	73,160	1,602,615
Sompo Holdings, Inc.	77,253	3,310,815
Sony Group Corporation	75,776	6,196,627
Subaru Corporation	68,444	1,330,858
SUMCO Corporation	19,900	258,958
Sumitomo Corporation	97,579	1,947,475
Sumitomo Electric Industries, Ltd.	39,500	475,854
Sumitomo Forestry Co., Ltd.	41,236	1,045,889
Sumitomo Heavy Industries, Ltd.	34,201	866,077
Sumitomo Metal Mining Co., Ltd.	6,600	193,816
Sumitomo Mitsui Financial Group, Inc.	28,600	1,405,005
Sumitomo Mitsui Trust Holdings, Inc.	190,872	7,185,767
Sumitomo Realty & Development Co., Ltd.‡‡	6,455	167,582
Suntory Beverage & Food, Ltd.	12,500	380,412
Suzuki Motor Corporation	134,458	5,408,036
Sysmex Corporation	5,000	237,586
T&D Holdings, Inc.	23,900	393,036
Takeda Pharmaceutical Co., Ltd.	32,600	1,010,486
TDK Corporation	13,700	506,493
Terumo Corporation	193,900	5,132,698
THK Co., Ltd.	42,823	781,700
Tokio Marine Holdings, Inc.	200,413	4,640,303
Tokyo Electric Power Co. Holdings, Inc.*	96,200	429,115
Tokyo Electron, Ltd.‡‡	9,400	1,283,967
Tokyo Gas Co., Ltd.	48,300	1,095,089
Tokyu Corporation	35,900	413,911
TOPPAN Holdings, Inc.	25,900	619,563
Tosoh Corporation	29,600	379,504
Toyo Suisan Kaisha, Ltd.	2,300	90,199
Toyota Motor Corporation	203,400	3,649,063
Toyota Tsusho Corporation	14,177	833,835
Trend Micro, Inc.	9,800	370,963
Unicharm Corporation	7,400	261,647
USS Co., Ltd.	21,800	360,383

	Shares	Value
Welcia Holdings Co., Ltd.	3,000	$ 51,807
Yakult Honsha Co., Ltd.	17,400	422,593
Yamada Holdings Co., Ltd.	538,488	1,656,023
Z Holdings Corporation	41,500	115,126
ZOZO, Inc.	7,400	135,503
		202,947,470
Jersey — 1.7%
Experian PLC	373,105	12,203,358
Ferguson PLC	32,960	5,424,233
		17,627,591
Luxembourg — 0.1%
ArcelorMittal SA	45,619	1,142,120
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV ADR	50,645	5,527,902
Wal-Mart de Mexico SAB de CV	608,130	2,295,383
		7,823,285
Netherlands — 4.3%
Adyen NV 144A*	5,534	4,103,096
Akzo Nobel NV	116,648	8,410,144
Argenx SE*	220	107,542
ASM International NV	12,310	5,140,567
ASML Holding NV	4,415	2,599,333
ASML Holding NV (NASDAQ Exchange)	7,900	4,650,414
ASR Nederland NV‡‡	16,543	618,992
BE Semiconductor Industries NV	2,294	224,368
Euronext NV 144A	60,448	4,204,713
Ferrari NV	26,005	7,665,897
ING Groep NV‡‡	52,396	690,583
Koninklijke Ahold Delhaize NV	9,885	297,931
Koninklijke Philips NV*	35,526	708,824
Koninklijke Vopak NV	7,353	251,517
NN Group NV	50,790	1,628,235
OCI NV*	21,458	596,685
Signify NV 144A	23,691	635,694
Stellantis NV	87,677	1,678,877
		44,213,412
New Zealand — 0.1%
Xero, Ltd.*	10,589	761,538
Norway — 0.2%
DNB Bank ASA	16,606	333,644
Equinor ASA	58,584	1,919,918
		2,253,562
Peru — 0.2%
Credicorp, Ltd.	14,686	1,879,367
Portugal — 0.5%
Galp Energia SGPS SAΔ	387,255	5,736,069
Singapore — 0.9%
CapitaLand Integrated Commercial Trust REIT‡‡	204,670	276,206
Singapore Airlines, Ltd.	358,000	1,688,764
	Shares	Value
Singapore Exchange, Ltd.‡‡	785,976	$ 5,591,446
Wilmar International, Ltd.	568,144	1,546,085
		9,102,501
South Korea — 2.0%
Hana Financial Group, Inc.	138,077	4,325,745
KB Financial Group, Inc.	208,604	8,508,311
Samsung Electronics Co., Ltd. GDR	6,349	7,983,952
		20,818,008
Spain — 1.0%
Amadeus IT Group SA	95,532	5,770,391
Banco Bilbao Vizcaya Argentaria SA	546,648	4,423,984
		10,194,375
Sweden — 1.1%
Assa Abloy AB, B Shares	109,445	2,378,084
Atlas Copco AB, A Shares	224,920	3,020,828
Atlas Copco AB, B Shares	29,823	348,782
Billerud Aktiebolag	15,711	145,428
Electrolux AB, B Shares*	6,697	69,013
Elekta AB, B Shares	37,429	254,192
Embracer Group AB*	72,511	144,626
H & M Hennes & Mauritz AB, B Shares	39,982	566,953
Investor AB, B Shares‡‡	24,240	464,063
Skanska AB, B Shares	3,845	63,137
SKF AB, B Shares	43,362	719,876
SSAB AB, B Shares	10,212	56,023
Svenska Handelsbanken AB, A Shares	75,387	670,786
Swedbank AB, A Shares	84,591	1,554,901
Trelleborg AB, B Shares	24,824	616,773
Volvo AB, B Shares	12,355	254,484
		11,327,949
Switzerland — 10.8%
ABB, Ltd.	93,946	3,353,235
Barry Callebaut AG	198	314,868
Chubb, Ltd.	68,269	14,212,240
Cie Financiere Richemont SA	2,523	307,259
Dufry AG*	6,600	250,575
Georg Fischer AG	3,995	224,353
Holcim, Ltd.*	20,622	1,319,992
Nestle SA‡‡	195,708	22,153,367
Novartis AG‡‡	167,286	17,084,692
Roche Holding AG‡‡	71,847	19,614,311
Sika AG	40,877	10,356,636
Swatch Group AG (The)	7,700	1,972,140
Swiss Re AG	30,135	3,094,876
UBS Group AG	357,731	8,811,698
Zurich Insurance Group AG	19,992	9,147,454
		112,217,696
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	101,652	8,833,559

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	$ 1
United Kingdom — 3.9%
BAE Systems PLC	406,980	4,945,558
BP PLC ADRΔ	208,301	8,065,415
Compass Group PLC	514,949	12,534,681
Haleon PLC	1,174,950	4,870,273
Liberty Global PLC Class A*	288,865	4,945,369
Lloyds Banking Group PLC‡‡	3,952,961	2,124,300
Schroders PLC	1	5
Vodafone Group PLC ADRΔ	353,227	3,348,592
		40,834,193
Total Foreign Common Stocks (Cost $874,271,673)		891,862,193

FOREIGN PREFERRED STOCKS — 1.0%
Brazil — 0.5%
Itau Unibanco Holding SA *	978,338	5,288,208
Germany — 0.5%
Henkel AG & Co. KGaA 2.75%◊	52,796	3,759,577
Porsche Automobil Holding SE 5.50%‡‡◊	2,838	139,600
Volkswagen AG 8.05%◊	8,847	1,016,515
		4,915,692
Total Foreign Preferred Stocks (Cost $10,984,743)		10,203,900
	Shares	Value
MONEY MARKET FUNDS — 5.4%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	37,298,904	$ 37,298,904
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	7,504	7,504
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	51	51
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	18,647,889	18,647,889
Total Money Market Funds (Cost $55,954,348)		55,954,348
TOTAL INVESTMENTS — 96.1% (Cost $979,106,887)		996,810,183
FOREIGN COMMON STOCKS SOLD SHORT — (0.0)%
United Kingdom — (0.0)%
Ocado Group PLC*	(2,532)	(18,410)
TOTAL SECURITIES SOLD SHORT — (0.0)% (Proceeds $(62,553))		(18,410)
Other Assets in Excess of Liabilities — 3.9%		40,681,956
NET ASSETS — 100.0%		$1,037,473,729

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	10/2023	(105)	$ (7,938,970)	$ 70,314
IBEX 35 Index	10/2023	(22)	(2,195,697)	(161)
OMXS30 Index	10/2023	(371)	(7,334,734)	20,419
Hang Seng Index	10/2023	76	8,680,709	79,737
MSCI Singapore Index	10/2023	(1)	(20,896)	(364)
Topix Index®	12/2023	270	41,979,724	(632,066)
S&P/TSX 60 Index	12/2023	(108)	(18,706,482)	664,729
DAX Index	12/2023	(37)	(15,183,750)	169,065
FTSE 100 Index	12/2023	162	15,162,208	88,985
FTSE/MIB Index	12/2023	199	29,752,693	(293,190)
MSCI EAFE Index	12/2023	315	32,153,625	(957,559)
ASX SPI 200 Index	12/2023	87	9,909,178	(4,599)
Total Futures Contracts outstanding at September 30, 2023			$ 86,257,608	$(794,690)

Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	31,171,371	Swiss Francs	27,309,000	CITI	$ 1,055,449
12/20/23	U.S. Dollars	42,518,920	Japanese Yen	6,126,701,000	CITI	948,684
12/20/23	U.S. Dollars	19,470,661	Euro	18,097,000	CITI	261,186
12/20/23	Australian Dollars	15,907,500	U.S. Dollars	10,199,289	CITI	58,219
12/20/23	Norwegian Kroner	155,736,839	U.S. Dollars	14,556,172	CITI	37,078
12/20/23	Swedish Kronor	18,000,000	U.S. Dollars	1,628,287	CITI	26,341
12/20/23	U.S. Dollars	704,646	Danish Kroner	4,860,000	CITI	12,347
12/20/23	U.S. Dollars	1,007,996	Singapore Dollars	1,359,000	CITI	10,085
12/20/23	U.S. Dollars	1,324,368	British Pounds	1,081,000	CITI	4,638
12/20/23	Japanese Yen	390,000,000	U.S. Dollars	2,642,423	CITI	3,763
12/20/23	U.S. Dollars	2,576,323	Swedish Kronor	28,000,000	CITI	2,457
12/20/23	U.S. Dollars	429,259	Hong Kong Dollars	3,353,000	CITI	347
12/20/23	Israeli Shekels	220,000	U.S. Dollars	57,636	CITI	288
12/20/23	Danish Kroner	565,000	U.S. Dollars	80,458	CITI	25
12/20/23	Singapore Dollars	8,000	U.S. Dollars	5,863	CITI	11
12/20/23	U.S. Dollars	2,376	Israeli Shekels	9,000	CITI	7
Subtotal Appreciation						$ 2,420,925
12/20/23	U.S. Dollars	4,404	Singapore Dollars	6,000	CITI	$ (2)
12/20/23	U.S. Dollars	37,324	Israeli Shekels	143,000	CITI	(326)
12/20/23	U.S. Dollars	98,420	Danish Kroner	695,000	CITI	(582)
12/20/23	U.S. Dollars	415,130	Australian Dollars	645,000	CITI	(780)
12/20/23	Singapore Dollars	583,000	U.S. Dollars	429,447	CITI	(1,351)
12/20/23	Hong Kong Dollars	40,889,987	U.S. Dollars	5,233,000	CITI	(2,390)
12/20/23	Israeli Shekels	5,370,000	U.S. Dollars	1,419,558	CITI	(5,700)
12/20/23	Japanese Yen	340,000,000	U.S. Dollars	2,314,562	CITI	(7,630)
12/20/23	U.S. Dollars	5,424,266	British Pounds	4,459,000	CITI	(19,467)
12/20/23	Australian Dollars	12,405,500	U.S. Dollars	8,031,544	CITI	(32,203)
12/20/23	U.S. Dollars	4,994,792	Swedish Kronor	55,000,000	CITI	(61,016)
12/20/23	Swiss Francs	2,027,000	U.S. Dollars	2,297,968	CITI	(62,626)
12/20/23	Norwegian Kroner	137,884,161	U.S. Dollars	12,987,022	CITI	(66,650)
12/20/23	Danish Kroner	20,438,000	U.S. Dollars	2,981,131	CITI	(69,770)
12/20/23	U.S. Dollars	29,671,675	New Zealand Dollars	49,956,000	CITI	(270,474)
12/20/23	Euro	67,561,739	U.S. Dollars	73,330,734	CITI	(1,615,781)
12/20/23	British Pounds	60,290,000	U.S. Dollars	75,577,673	CITI	(1,973,126)
Subtotal Depreciation						$(4,189,874)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$(1,768,949)
Swap Agreements outstanding at September 30, 2023:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Increase in total return of AEX Index (At Termination)	Decrease in total return of AEX Index (At Termination)	10/20/2023	GSC	EUR	16,795,750	$210,050	$ —	$210,050
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	12/15/2023	GSC	CHF	9,241,680	13,331	—	13,331
Financing Index: 1-Month TELBOR - 0.2%	Tel Aviv Interbank Offered Rate (Monthly)	12/20/2023	GSC	ILS	168,078,972	6,668	—	6,668
MSCI Canada Net Return CAD Index (Monthly)	Financing Index: Canadian Overnight Repo Rate Average - 0.4%	12/20/2023	GSC	CAD	206,586	189,408	—	189,408

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MSCI Netherlands Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate - 0.11%	12/20/2023	GSC	EUR	2,839,434	$ 20,258	$ —	$ 20,258
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight - 0.27%	12/20/2023	GSC	CHF	135,759	478	—	478
Subtotal Appreciation						$440,193	$ —	$440,193
Financing Index: 1-Day SONIA + 0.41%	MSCI United Kingdom Net Return GBP Index (Monthly)	12/20/2023	GSC	GBP	48,660	$ (9,909)	$ —	$ (9,909)
Financing Index: Bank of Japan Unsecured Overnight Call Rate - 0.37%	MSCI Japan Net Return JPY Index (Monthly)	12/20/2023	GSC	JPY	132,498,528	(38,710)	—	(38,710)
Financing Index: Euro Short Term Rate + 0.2%	MSCI Italy Net Return EUR Index (Monthly)	12/20/2023	GSC	EUR	18,123,999	(12,423)	—	(12,423)
MSCI Spain Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate - 0.34%	12/20/2023	GSC	EUR	4,852,131	(5,636)	—	(5,636)
MSCI Sweden Net Return SEK Index (Monthly)	Financing Index: 1-Month STIBOR - 0.63%	12/20/2023	GSC	SEK	103,766	(9,656)	—	(9,656)
Subtotal Depreciation						$ (76,334)	$ —	$ (76,334)
Net Total Return Swaps outstanding at September 30, 2023						$363,859	$ —	$363,859
Total Return Basket Swap Agreements outstanding at September 30, 2023:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	23-60 months maturity ranging from 08/08/2025 - 09/15/2028	GSC	$ 29,082,960	$1,182,243	$—	$1,182,243
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-0.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).**	23-59 months maturity ranging from 08/08/2025 - 08/31/2028	GSC	48,553,413	483,196	—	483,196
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).***	40-60 months maturity ranging from 01/06/2027 - 09/15/2028	GSC	13,331,238	317,197	—	317,197
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).****	23-60 months maturity ranging from 08/08/2025 - 09/15/2028	GSC	1,915,999,887	306,940	—	306,940

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-1.75 to -0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	40-59 months maturity ranging from 01/06/2027 - 08/31/2028	GSC	$ 3,421,325	$ 271,704	$ —	$ 271,704
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	26-59 months maturity ranging from 08/08/2025 - 05/25/2028	GSC	40,985,166	66,107	—	66,107
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread ( -0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	54-59 months maturity ranging from 03/03/2028 - 08/07/2028	GSC	19,988,279	21,556	—	21,556
The Fund receives the total return on a portfolio of short equity positions and pays 1-Month SORA minus a specified spread (0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	54-60 months maturity ranging from 03/23/2028 - 09/15/2028	GSC	575,285	7,831	—	7,831
The Fund receives the total return on a portfolio of short equity positions and receives the NOWA minus a specified spread (-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap (Monthly).	50-55 months maturity ranging from 11/03/2027 - 04/21/2028	GSC	15,551,759	5,063	—	5,063
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	23-56 months maturity ranging from 08/08/2025 - 05/26/2028	GSC	3,381,694	13,606	—	13,606
Subtotal Appreciation				$2,675,443	$ —	$2,675,443

* The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
HSBC Holdings PLC	623,491	$ 3,998,901	$ 441,273	37.33%
Shell PLC	151,096	3,924,982	201,174	17.02
BP PLC	491,859	2,598,550	93,088	7.87
Centrica PLC	1,629,943	2,512,728	(172,160)	(14.56)
Antofagasta PLC	(120,999)	1,721,592	118,970	10.06
Vodafone Group PLC	2,226,409	1,710,546	41,312	3.49
Marks & Spencer Group PLC	717,220	1,690,749	128,733	10.89
Rolls-Royce Holdings PLC	657,321	1,443,501	(33,739)	(2.85)
InterContinental Hotels Group PLC	20,705	1,254,999	(9,415)	(0.80)
Barratt Developments PLC	262,815	1,154,919	64,298	5.44

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Associated British Foods PLC	43,201	$ 889,579	$ 28,144	2.38%
Whitbread PLC	21,049	726,181	(36,361)	(3.08)
Barclays PLC	416,974	658,706	64,799	5.48
Carnival PLC	(54,769)	543,554	60,566	5.12
Compass Group PLC	26,310	524,897	(10,841)	(0.92)
Ocado Group PLC	(86,491)	515,422	225,861	19.10
Pearson PLC	57,610	498,180	(8,544)	(0.72)
Man Group PLC	189,474	422,092	29,464	2.49
3i Group PLC	16,377	337,857	7,630	0.65
London Stock Exchange Group PLC	3,917	321,765	(3,322)	(0.28)
TUI AG	58,370	262,229	(20,518)	(1.73)
Haleon PLC	77,158	262,132	15,025	1.27
Rentokil Initial PLC	(36,222)	220,420	(10,192)	(0.86)
Direct Line Insurance Group	100,936	173,069	(6,103)	(0.52)
Hiscox, Ltd.	16,474	165,086	(5,868)	(0.50)
Anglo American PLC	(6,397)	143,971	(13,629)	(1.15)
Croda International PLC	(2,218)	108,585	5,696	0.48
Melrose Industries PLC	(22,239)	103,902	4,996	0.42
Burberry Group PLC	4,642	88,171	(13,176)	(1.11)
Coca-Cola HBC AG CDI	2,823	63,267	(1,216)	(0.10)
EasyJet PLC	9,987	42,428	(3,702)	(0.31)
		$29,082,960	$1,182,243	100.00%

** The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Repsol SA	212,059	$ 3,299,278	$ 101,103	20.92%
Sanofi	29,467	2,992,695	(13,750)	(2.84)
Sodexo SA	29,111	2,834,624	(113,955)	(23.58)
TotalEnergies SE	39,211	2,438,494	82,304	17.03
Cellnex Telecom SA	(65,773)	2,163,837	149,893	31.02
Rexel SA	101,227	2,145,273	(102,325)	(21.18)
Eiffage SA	22,265	1,998,904	(40,093)	(8.30)
Engie SA	113,119	1,640,872	(47,529)	(9.84)
Banco de Sabadell SA	1,356,687	1,484,525	57,242	11.85
Dassault Aviation SA	8,119	1,446,406	(34,118)	(7.06)
Unibail-Rodamco-Westfield REIT	(28,391)	1,320,540	71,840	14.87
Banco Santander SA	353,873	1,274,602	60,503	12.52
Orange SA	112,772	1,223,481	(10,300)	(2.13)
Ferrari NV	(3,903)	1,088,246	7,537	1.56
adidas AG	(6,456)	1,071,117	83,303	17.24
Mapfre SA	532,790	1,025,456	(28,638)	(5.93)
Compagnie De Saint Gobain	17,735	1,003,970	(16,185)	(3.35)
STMicroelectronics NV	24,448	997,184	(8,187)	(1.69)
Bankinter SA	142,550	857,793	38,043	7.87
Sartorius Stedim Biotech	(3,605)	811,201	124,636	25.79
Adyen NV	(1,071)	751,077	8,706	1.80
Faurecia SE (Euronext Paris Exchange)	(38,513)	749,441	(5,277)	(1.09)
BNP Paribas SA	12,414	746,616	7,018	1.45
Telefonica	188,738	729,307	(7,353)	(1.52)
Rubis	33,184	702,962	(55,272)	(11.44)
Ipsen SA	5,289	655,450	6,754	1.40

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
SCOR SE	20,095	$ 590,103	$ (24,066)	(4.98)%
Kering SA	1,330	571,580	(55,161)	(11.41)
Covestro AG	(11,199)	569,615	32,201	6.67
Axa SA	19,718	553,332	1,194	0.25
Bouygues SA	16,408	542,633	17,590	3.64
ASM International NV	(1,350)	533,223	45,629	9.44
Industria de Diseno Textil SA	14,785	520,388	(10,427)	(2.16)
Banco Bilbao Vizcaya Argentaria SA	(60,464)	462,834	(36,679)	(7.59)
CTS Eventim AG & Co. KGaA	(8,455)	453,948	21,560	4.46
Delivery Hero SE	(15,867)	428,525	56,839	11.76
Corp ACCIONA Energias Renovables	(17,177)	418,482	40,441	8.37
Eurofins Scientific	(7,494)	399,471	7,593	1.57
Safran SA	2,685	397,980	(6,033)	(1.25)
Renault SA	9,359	362,201	20,784	4.30
Siemens Healthineers AG	(7,291)	348,822	(19,371)	(4.01)
Brembo SpA	(26,838)	314,699	14,832	3.07
Valeo	(18,752)	304,359	26,643	5.51
Societe Generale SA	13,133	300,579	(39,805)	(8.24)
Wacker Chemie AG	(2,203)	297,551	2,702	0.56
Nexi SpA	(49,972)	287,996	28,692	5.94
DiaSorin SpA	(3,340)	287,679	24,188	5.01
Reply SPA	(2,899)	257,289	(2,341)	(0.48)
Stora Enso OYJ, R Shares	(20,383)	241,634	(2,884)	(0.60)
Credit Agricole SA	19,529	227,104	6,376	1.32
Other	(30,081)	1,428,033	16,799	3.48
		$48,553,411	$ 483,196	100.00%

*** The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Mineral Resources, Ltd.	(63,106)	$ 4,214,764	$ 51,517	16.24%
Lynas Rare Earths, Ltd.	(341,535)	2,294,080	130,637	41.18
Commonwealth Bank of Australia	(22,309)	2,216,364	20,039	6.32
Cleanaway Waste Management, Ltd.	(452,831)	1,096,922	31,222	9.84
Domino’s Pizza Enterprises, Ltd.	(20,703)	1,093,382	(3,236)	(1.02)
Alumina, Ltd.	(955,175)	903,638	52,578	16.57
Reece, Ltd.	(38,794)	718,218	16,896	5.33
Igo, Ltd.	(38,874)	485,209	21,620	6.82
New Hope Corporation, Ltd.	(29,273)	184,731	(6,163)	(1.94)
Woodside Energy Group, Ltd.	(3,427)	123,931	2,087	0.66
		$13,331,239	$317,197	100.00%

**** The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
NTT Data Corporation	(101,300)	$ 202,570,587	$ (9,809)	(3.20)%
Baycurrent Consulting, Inc.	(30,030)	149,542,307	1,270	0.41
Eisai Co., Ltd.	(16,900)	139,974,771	70,922	23.11
Nippon Telegraph & Telephone Corporation	(657,700)	116,335,613	(25,181)	(8.20)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Denso Corporation	(42,800)	$ 102,629,959	$ 27,360	8.91%
Tokio Marine Holdings, Inc.	(28,500)	98,612,538	(19,458)	(6.34)
Yaskawa Electric Corporation	(17,700)	95,252,408	34,770	11.33
Kansai Electric Power Co., Inc. (The)	(43,200)	89,377,709	39,385	12.83
Asahi Intecc Co., Ltd.	(31,100)	83,323,647	65,109	21.21
Daikin Industries, Ltd.	(3,400)	79,655,075	29,527	9.62
Japan Airport Terminal Co., Ltd.	(10,462)	66,234,234	10,859	3.54
Rakuten, Inc.	(88,300)	54,217,805	(22,042)	(7.18)
KDDI Corporation	(10,600)	48,488,958	(5,305)	(1.73)
Unicharm Corporation	(8,400)	44,384,431	21,599	7.04
Nissan Chemical Corporation	(6,900)	43,833,047	(4,314)	(1.41)
Advantest Corporation	(10,400)	43,351,431	2,944	0.96
Sysmex Corporation	(6,000)	42,605,803	19,234	6.27
SMC Corporation	(600)	40,192,995	4,226	1.38
Nitori Holdings Co., Ltd.	(2,400)	39,988,525	10,052	3.27
Kobe Bussan Co., Ltd.	(10,600)	37,085,255	2,168	0.71
Asics Corporation	(7,100)	36,946,541	7,148	2.33
Sharp Corporation	(36,700)	34,144,234	(1,792)	(0.58)
Kurita Water Industries, Ltd.	(6,100)	31,722,060	10,729	3.50
Capcom Co., Ltd.	(5,508)	29,625,340	24,344	7.93
Kubota Corporation	(12,600)	27,699,652	12,290	4.00
Showa Denko K. K.	(8,300)	20,749,830	286	0.09
Sumitomo Metal Mining Co., Ltd.	(4,600)	20,186,983	1,261	0.41
Konami Holdings Corporation	(2,200)	17,334,116	6,076	1.98
Osaka Gas Co., Ltd.	(5,800)	14,262,313	(2,070)	(0.67)
Lasertec Corporation	(600)	13,943,873	(7,756)	(2.53)
Fast Retailing Co., Ltd.	(400)	13,020,122	2,257	0.74
Keyence Corporation	(200)	11,053,357	2,313	0.75
GMO Payment Gateway, Inc.	(1,200)	9,784,783	4,705	1.53
Daifuku Co., Ltd.	(3,400)	9,591,140	(4,124)	(1.34)
MINEBEA MITSUMI, Inc.	(3,400)	8,278,445	(2,043)	(0.67)
		$1,915,999,887	$306,940	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 2.2%
Consumer Discretionary — 2.2%
Coupang, Inc.*	180,018	$ 3,060,306
MercadoLibre, Inc.*	3,602	4,566,904
Samsonite International SA 144A*	191,400	654,536
Yum China Holdings, Inc.	135,320	7,540,030
		15,821,776
Materials — 0.0%
Southern Copper Corporation	2,441	183,783
Total Common Stocks (Cost $15,208,169)		16,005,559

FOREIGN COMMON STOCKS — 89.7%
Brazil — 4.9%
Atacadao SA	509,300	901,766
B3 SA - Brasil Bolsa Balcao	1,963,000	4,791,758
Banco Bradesco SA*	833,100	2,093,295
Banco BTG Pactual SA*	331,132	2,044,151
Banco do Brasil SA	283,600	2,665,864
BB Seguridade Participacoes SA	192,800	1,199,786
Caixa Seguridade Participacoes S/A	302,324	671,223
Cyrela Brazil Realty SA Empreendimentos e Participacoes	400,200	1,607,472
Klabin SA	304,200	1,448,211
Localiza Rent a Car SA*	185,687	2,168,451
Magazine Luiza SA*	1,772,018	757,943
Odontoprev SA	111,600	243,557
Raia Drogasil SA	1,156,920	6,354,768
Rede D'Or Sao Luiz SA 144A*	223,389	1,130,155
Sendas Distribuidora SA	140,900	341,700
TIM SA	120,100	357,202
TOTVS SA*	74,200	397,383
Vale SA	199,100	2,673,257
Vale SA ADR	135,057	1,809,764
Vibra Energia SA*	460,823	1,732,710
		35,390,416
Canada — 0.3%
Parex Resources, Inc.Δ	105,685	1,983,369
Cayman Islands — 0.3%
Patria Investments, Ltd. Class A	146,663	2,138,347
Chile — 0.7%
Banco de Chile ADRΔ	7,668	154,894
Banco Santander Chile ADRΔ	3,609	66,189
Cencosud SA	800,922	1,518,656
Empresas CMPC SA	220,318	405,629
Enel Chile SA	7,334,068	445,664
Falabella SA	1,190,249	2,659,558
		5,250,590
China — 18.2%
Agricultural Bank of China, Ltd. Class A	92,500	45,676
AIMA Technology Group Co., Ltd. Class A	7,500	30,423
	Shares	Value
Alibaba Group Holding, Ltd. ADR*	137,743	$11,947,828
Aluminum Corporation of China, Ltd. Class H	1,994,000	1,109,215
Amlogic Shanghai Co., Ltd. Class A*	806	6,972
Angel Yeast Co., Ltd. Class A	1,700	7,856
Anhui Conch Cement Co., Ltd. Class A	1,300	4,658
Anjoy Foods Group Co., Ltd. Class A	10,600	180,881
ANTA Sports Products, Ltd.	55,800	624,365
Avary Holding Shenzhen Co., Ltd. Class A	23,400	65,412
AVIC Airborne Systems Co., Ltd.	4,453	—
Baidu, Inc. Class A*	101,900	1,715,045
Bank of Beijing Co., Ltd. Class A	220,100	139,766
Bank of China, Ltd. Class A	41,100	21,263
Bank of China, Ltd. Class H	2,318,000	807,541
Bank of Communications Co., Ltd. Class A	110,200	87,153
Bank of Shanghai Co., Ltd. Class A	152,900	129,383
Beijing E-Hualu Information Technology Co., Ltd. Class A*	7,600	36,084
Beijing Kingsoft Office Software, Inc. Class A	835	42,562
Beijing New Building Materials PLC Class A	7,100	29,341
Beijing Roborock Technology Co., Ltd. Class A	251	10,159
Beijing United Information Technology Co., Ltd. Class A	4,680	21,356
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	62,400	43,979
Bloomage Biotechnology Corporation, Ltd. Class A	560	6,687
BYD Co., Ltd. Class A	1,200	39,280
BYD Co., Ltd. Class H	27,500	847,281
China Cinda Asset Management Co., Ltd. Class H	6,250,000	627,870
China CITIC Bank Corporation, Ltd. Class H	3,754,000	1,742,049
China Communications Services Corporation, Ltd. Class H	3,366,000	1,412,207
China Conch Venture Holdings, Ltd.	92,500	78,733
China Construction Bank Corporation Class H	7,505,000	4,218,953
China Everbright Bank Co., Ltd. Class A	235,200	99,099
China Galaxy Securities Co., Ltd. Class A	13,000	19,721
China Hongqiao Group, Ltd.	1,065,000	1,037,072
China Lesso Group Holdings, Ltd.	731,000	387,973
China Literature, Ltd. 144A*	29,200	106,300
China Medical System Holdings, Ltd.	202,000	304,878
China Mengniu Dairy Co., Ltd.*	117,000	390,259
China Merchants Bank Co., Ltd. Class A	45,156	205,609
China Merchants Bank Co., Ltd. Class H	373,000	1,548,549
China Merchants Securities Co., Ltd. Class A	27,700	53,333

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
China National Building Material Co., Ltd. Class H	2,400,000	$1,255,154
China National Chemical Engineering Co., Ltd. Class A	39,700	42,481
China National Medicines Corporation, Ltd. Class A	800	3,645
China National Nuclear Power Co., Ltd. Class A	64,100	64,235
China National Software & Service Co., Ltd. Class A	3,510	18,220
China Oilfield Services, Ltd. Class H	52,000	62,231
China Pacific Insurance Group Co., Ltd. Class A	46,300	182,900
China Pacific Insurance Group Co., Ltd. Class H	906,467	2,256,631
China Petroleum & Chemical Corporation Class A	141,600	117,840
China Railway Group, Ltd. Class A	274,700	258,203
China Railway Group, Ltd. Class H	1,283,000	659,817
China Railway Signal & Communication Corporation, Ltd. Class A	13,568	9,828
China Resources Land, Ltd.Δ	1,515,987	6,020,195
China Resources Microelectronics, Ltd. Class A	1,964	14,602
China Shenhua Energy Co., Ltd. Class A	28,200	121,031
China State Construction Engineering Corporation, Ltd. Class A	357,100	271,556
China State Construction International Holdings, Ltd.	556,000	584,136
China Yangtze Power Co., Ltd. Class A	6,900	21,074
China Zheshang Bank Co., Ltd. Class A	29,640	10,420
Chongqing Changan Automobile Co., Ltd. Class A	49,200	91,278
Chongqing Fuling Zhacai Group Co., Ltd. Class A	65,130	141,267
Contemporary Amperex Technology Co., Ltd. Class A	27,318	763,787
COSCO SHIPPING Holdings Co., Ltd. Class A	111,700	150,421
COSCO SHIPPING Holdings Co., Ltd. Class H	250,000	255,534
CSC Financial Co., Ltd. Class A	187,700	636,046
CSC Financial Co., Ltd. Class H 144A	233,500	235,754
Daqin Railway Co., Ltd. Class A	73,300	73,262
Dongfeng Motor Group Co., Ltd. Class H	2,000,000	786,752
Dongyue Group, Ltd.	467,000	349,730
East Money Information Co., Ltd. Class A	30,960	65,017
Everbright Securities Co., Ltd. Class A	55,400	127,240
Focus Media Information Technology Co., Ltd. Class A	75,800	74,418
Foshan Haitian Flavouring & Food Co., Ltd. Class A	29,677	155,588
Founder Securities Co., Ltd. Class A	15,700	15,997
Foxconn Industrial Internet Co., Ltd. Class A	57,200	155,269
	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class A	434,200	$2,202,960
Fuyao Glass Industry Group Co., Ltd. Class H 144A	64,400	294,585
G-bits Network Technology Xiamen Co., Ltd. Class A	100	5,010
GCL Technology Holdings, Ltd.	8,642,000	1,602,338
Gree Electric Appliances, Inc. of Zhuhai Class A	48,500	242,193
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	16,300	70,184
Guangzhou Tinci Materials Technology Co., Ltd. Class A	191,000	709,589
Guosen Securities Co., Ltd. Class A	17,100	21,671
Guotai Junan Securities Co., Ltd. Class A	91,700	183,493
H World Group, Ltd. ADRΔ*	3,029	119,433
Haidilao International Holding, Ltd. 144A	667,000	1,778,445
Haier Smart Home Co., Ltd. Class A	5,000	16,267
Hainan Airport Infrastructure Co., Ltd. Class A*	22,000	12,039
Haitian International Holdings, Ltd.	28,000	59,104
Haitong Securities Co., Ltd. Class A	33,100	45,302
Hangzhou Tigermed Consulting Co., Ltd. Class A	73,400	671,404
Henan Shenhuo Coal & Power Co., Ltd. Class A	43,600	102,552
Henan Shuanghui Investment & Development Co., Ltd. Class A	67,300	243,851
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	39,700	89,014
Hithink RoyalFlush Information Network Co., Ltd. Class A	900	18,567
Huaibei Mining Holdings Co., Ltd. Class A	149,300	286,503
Hualan Biological Engineering, Inc. Class A	97,900	298,311
Huatai Securities Co., Ltd. Class A	66,900	145,831
Huaxia Bank Co., Ltd. Class A	213,907	167,928
Huayu Automotive Systems Co., Ltd. Class A	30,500	78,676
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	11,800	44,210
Hunan Valin Steel Co., Ltd. Class A	118,700	97,492
Hundsun Technologies, Inc. Class A	42,700	190,867
IEIT Systems Co., Ltd. Class A	9,200	47,417
Industrial & Commercial Bank of China, Ltd. Class A	70,000	44,933
Industrial & Commercial Bank of China, Ltd. Class H	2,910,000	1,395,756
Industrial Bank Co., Ltd. Class A	58,400	130,778
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	346,361	1,264,688
JA Solar Technology Co., Ltd. Class A	25,000	88,014
Jason Furniture Hangzhou Co., Ltd. Class A	12,000	66,907
JCET Group Co., Ltd. Class A	21,400	89,673
JD.com, Inc. ADR	91,908	2,677,280
JD.com, Inc. Class A	21,050	306,253

	Shares	Value
Jiangsu Pacific Quartz Co., Ltd. Class A	2,500	$ 36,612
Jiangsu Zhongtian Technology Co., Ltd. Class A	35,600	72,694
Jiangxi Copper Co., Ltd. Class A	6,600	17,455
Jizhong Energy Resources Co., Ltd. Class A	13,700	12,669
Jointown Pharmaceutical Group Co., Ltd. Class A	121,584	180,447
Juewei Food Co., Ltd. Class A	4,300	22,182
Kanzhun, Ltd. ADR*	85,397	1,295,472
KE Holdings, Inc. ADR	58,315	905,049
Kingboard Holdings, Ltd.	47,500	106,392
Kingsoft Corporation, Ltd.	93,800	337,992
Kunlun Energy Co., Ltd.	1,004,000	863,997
Lens Technology Co., Ltd. Class A	4,100	6,923
Lingyi iTech Guangdong Co. Class A	41,300	32,398
Longfor Group Holdings, Ltd. 144A	99,884	178,553
Mango Excellent Media Co., Ltd. Class A	800	3,113
Meihua Holdings Group Co., Ltd. Class A	126,300	166,984
Meituan Class B 144A*	577,650	8,362,172
Metallurgical Corporation of China, Ltd. Class A	495,100	249,716
Midea Group Co., Ltd. Class A	714,093	5,452,538
Montage Technology Co., Ltd. Class A	1,970	13,425
NARI Technology Co., Ltd. Class A	1,360,226	4,142,525
National Silicon Industry Group Co., Ltd. Class A*	5,208	14,167
NetEase, Inc.	70,100	1,405,593
NetEase, Inc. ADR	20,002	2,003,400
New China Life Insurance Co., Ltd. Class A	26,200	132,887
New China Life Insurance Co., Ltd. Class H	84,800	203,392
New Oriental Education & Technology Group, Inc.*	86,300	510,718
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	800	4,616
NIO, Inc. ADRΔ*	36,022	325,639
Offshore Oil Engineering Co., Ltd. Class A	263,900	234,579
Oppein Home Group, Inc. Class A	20,700	273,077
Orient Overseas International, Ltd.	61,000	812,481
Orient Securities Co., Ltd. Class A	27,100	35,809
PDD Holdings, Inc. ADR*	18,687	1,832,634
People's Insurance Co. Group of China, Ltd. (The) Class H	468,000	167,419
PetroChina Co., Ltd. Class A	232,300	254,108
PICC Property & Casualty Co., Ltd. Class H	2,240,000	2,868,296
Ping An Bank Co., Ltd. Class A	63,600	98,137
Ping An Insurance Group Co. of China, Ltd. Class A	31,500	210,176
Ping An Insurance Group Co. of China, Ltd. Class H	1,735,496	9,843,121
Power Construction Corporation of China, Ltd. Class A	25,500	18,745
Sangfor Technologies, Inc. Class A*	1,100	14,087
	Shares	Value
SDIC Capital Co., Ltd. Class A	42,000	$ 39,747
SDIC Power Holdings Co., Ltd. Class A	20,200	32,582
SF Holding Co., Ltd. Class A	10,000	56,246
Shandong Nanshan Aluminum Co., Ltd. Class A	117,900	50,859
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,400,400	1,227,183
Shanghai Aiko Solar Energy Co., Ltd. Class A	9,960	30,578
Shanghai Baosight Software Co., Ltd. Class A	27,320	169,529
Shanghai Friendess Electronic Technology Corporation, Ltd. Class A	278	9,501
Shanghai International Port Group Co., Ltd. Class A	51,400	36,340
Shanghai Junshi Biosciences Co., Ltd. Class A*	1,216	6,416
Shanghai RAAS Blood Products Co., Ltd. Class A	10,200	9,755
Shanxi Coal International Energy Group Co., Ltd. Class A	32,400	83,711
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	5,200	13,578
Shanxi Taigang Stainless Steel Co., Ltd. Class A	32,400	17,976
Shenzhen Energy Group Co., Ltd. Class A	10,500	9,189
Shenzhen Inovance Technology Co., Ltd. Class A	318,526	2,913,486
Shenzhen Kstar Science And Technology Co., Ltd. Class A	4,600	18,151
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	122,790	4,566,933
Shenzhen Transsion Holdings Co., Ltd. Class A	1,226	24,579
Shenzhou International Group Holdings, Ltd.	115,100	1,094,558
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.*	50,600	494,954
Sichuan Road and Bridge Group Co., Ltd. Class A	21,560	25,612
Silergy Corporation	27,000	255,929
Sinopharm Group Co., Ltd. Class H	1,050,400	3,045,447
SooChow Securities Co., Ltd. Class A	3,000	3,474
Spring Airlines Co., Ltd. Class A*	1,900	14,295
Sungrow Power Supply Co., Ltd. Class A	37,699	462,540
Sunresin New Materials Co., Ltd. Class A	42,350	339,366
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	19,300	45,886
TBEA Co., Ltd. Class A	3,110	6,340
Tencent Music Entertainment Group ADR*	22,026	140,526
Thunder Software Technology Co., Ltd. Class A	1,800	18,859
Tongling Nonferrous Metals Group Co., Ltd. Class A	66,500	29,119
Tongwei Co., Ltd. Class A	14,500	64,257
Trina Solar Co., Ltd. Class A	3,900	16,400

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Unisplendour Corporation, Ltd. Class A*	3,000	$ 9,705
Universal Scientific Industrial Shanghai Co., Ltd. Class A	73,200	146,671
Vipshop Holdings, Ltd. ADR*	13,960	223,500
Western Mining Co., Ltd. Class A	18,300	32,317
Western Superconducting Technologies Co., Ltd. Class A	1,152	7,225
Will Semiconductor Co., Ltd. Class A	94,303	1,207,607
Wuchan Zhongda Group Co., Ltd. Class A	4,800	3,125
WuXi AppTec Co., Ltd. Class H 144A	56,400	672,577
Xiamen C&D, Inc. Class A	113,100	154,401
Yealink Network Technology Corporation, Ltd. Class A	22,180	108,561
Yihai Kerry Arawana Holdings Co., Ltd. Class A	7,000	33,103
YTO Express Group Co., Ltd. Class A	1,240,700	2,562,901
Yunda Holding Co., Ltd. Class A	3,200	4,336
Yunnan Aluminium Co., Ltd. Class A	330,548	686,472
Yunnan Yuntianhua Co., Ltd. Class A	7,100	16,674
Zhejiang China Commodities City Group Co., Ltd. Class A	10,300	12,764
Zhejiang Dingli Machinery Co., Ltd. Class A	5,100	36,934
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	110,330	450,591
Zhejiang Supor Co., Ltd. Class A	3,500	23,301
Zhejiang Weixing New Building Materials Co., Ltd. Class A	3,800	9,533
Zhongji Innolight Co., Ltd. Class A	2,900	46,338
Zhongjin Gold Corporation, Ltd. Class A	9,100	13,602
Zhongsheng Group Holdings, Ltd.	236,500	662,172
Zhuzhou CRRC Times Electric Co., Ltd. Class A	1,033	5,644
ZTE Corporation Class A	40,900	183,815
ZTO Express Cayman, Inc.	40,774	984,739
ZTO Express Cayman, Inc. ADR	77,382	1,870,323
		131,459,069
Egypt — 0.0%
Commercial International Bank Egypt SAE	194,400	377,757
Greece — 0.4%
JUMBO SA	22,284	612,554
National Bank of Greece SA*	111,790	629,359
Piraeus Financial Holdings SA*	433,708	1,279,975
Sarantis SA	17,482	135,849
		2,657,737
Hong Kong — 7.2%
AIA Group, Ltd.	662,400	5,356,926
Alibaba Group Holding, Ltd.*	741,596	8,040,522
China Merchants Port Holdings Co., Ltd.	582,000	723,448
China Overseas Land & Investment, Ltd.	180,000	371,918
China Taiping Insurance Holdings Co., Ltd.	1,294,000	1,281,536
CITIC, Ltd.	1,670,000	1,528,652
	Shares	Value
Hong Kong Exchanges and Clearing, Ltd.	166,262	$ 6,170,444
Li Ning Co., Ltd.	228,000	952,055
Tencent Holdings, Ltd.	722,230	27,996,494
		52,421,995
Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	176,681	1,338,252
OTP Bank Nyrt PLC	60,751	2,190,310
		3,528,562
India — 15.2%
Amber Enterprises India, Ltd.*	5,339	191,388
Apollo Hospitals Enterprise, Ltd.	7,693	475,032
Axis Bank, Ltd.	296,966	3,696,557
Bandhan Bank, Ltd. 144A	20,301	61,313
Bank of Baroda	599,030	1,538,136
Bharat Petroleum Corporation, Ltd.	197,708	824,734
Bharti Airtel, Ltd.	291,050	3,241,228
Cartrade Tech, Ltd.*	14,293	94,445
CG Power & Industrial Solutions, Ltd.	84,372	448,421
Coal India, Ltd.	789,789	2,801,088
Coforge, Ltd.	7,552	462,369
Computer Age Management Services, Ltd.	18,398	554,952
Craftsman Automation, Ltd.	3,002	167,216
Crompton Greaves Consumer Electricals, Ltd.	86,435	322,009
DLF, Ltd.	33,609	214,339
Dr. Reddy's Laboratories, Ltd.	880	59,057
Five-Star Business Finance, Ltd.*	25,411	212,903
Godrej Properties, Ltd.*	24,787	462,544
HCL Technologies, Ltd.	11,184	165,763
HDFC Bank, Ltd.	988,386	18,126,919
HDFC Life Insurance Co., Ltd. 144A	241,502	1,849,727
Hindalco Industries, Ltd.	36,399	214,848
Hindustan Aeronautics, Ltd.	37,134	860,328
ICICI Bank, Ltd.	357,607	4,097,032
ICICI Lombard General Insurance Co., Ltd. 144A	33,059	520,024
Indian Hotels Co., Ltd.	97,576	481,745
Indian Oil Corporation, Ltd.	992,417	1,085,457
Info Edge India, Ltd.	6,017	300,862
Infosys, Ltd.	44,420	763,372
InterGlobe Aviation, Ltd. 144A*	3,533	101,111
Jindal Steel & Power, Ltd.	48,507	407,926
Jio Financial Services, Ltd.*	119,406	332,445
Kotak Mahindra Bank, Ltd.	93,750	1,953,751
Larsen & Toubro, Ltd.	197,390	7,171,751
Macrotech Developers, Ltd. 144A	106,560	1,024,116
Mahindra & Mahindra, Ltd.	571,980	10,681,063
Marico, Ltd.	1,137,909	7,682,224
Max Healthcare Institute, Ltd.	62,312	425,654
Navin Fluorine International, Ltd.	8,239	373,184
Netweb Technologies India, Ltd.*	14,960	149,111
NTPC, Ltd.	1,008,496	2,976,711
Oil & Natural Gas Corporation, Ltd.	1,212,410	2,791,183
Petronet LNG, Ltd.	736,141	2,121,777
Power Grid Corporation of India, Ltd.	907,795	2,178,978

	Shares	Value
Reliance Industries, Ltd.	154,228	$ 4,342,239
Route Mobile, Ltd.	16,228	309,955
SBI Life Insurance Co., Ltd. 144A	232,010	3,639,337
Sona Blw Precision Forgings, Ltd. 144A	58,820	412,419
State Bank of India	66,470	477,461
Tata Consultancy Services, Ltd.	245,944	10,413,809
Tata Consumer Products, Ltd.	79,233	835,111
Tata Steel, Ltd.	823,724	1,274,058
TeamLease Services, Ltd.*	8,340	260,625
Vedanta, Ltd.	940,859	2,507,974
Zomato, Ltd.*	781,960	952,427
		110,090,208
Indonesia — 2.8%
PT Adaro Energy Indonesia Tbk	13,512,900	2,485,611
PT Astra International Tbk	974,500	391,417
PT Bank BTPN Syariah Tbk	1,772,600	218,148
PT Bank Central Asia Tbk	17,782,802	10,131,483
PT Bank Mandiri Persero Tbk	3,560,028	1,385,659
PT Bank Negara Indonesia Persero Tbk	397,600	265,213
PT BFI Finance Indonesia Tbk	3,967,500	293,936
PT Map Aktif Adiperkasa	8,209,700	424,960
PT Nusantara Sejahtera Raya Tbk 144A*	9,592,600	186,204
PT Pakuwon Jati Tbk	7,610,100	215,244
PT Semen Indonesia Persero Tbk	1,112,925	462,040
PT Telkom Indonesia Persero Tbk	5,282,300	1,280,466
PT United Tractors Tbk	1,399,060	2,552,578
		20,292,959
Kazakhstan — 0.1%
Kaspi.KZ JSC GDR 144A	3,113	301,338
Kaspi.KZ JSC GDR (London Exchange)	6,488	628,039
		929,377
Kuwait — 0.2%
Kuwait Finance House KSCP	231,601	548,368
National Bank of Kuwait SAKP	214,155	627,606
		1,175,974
Malaysia — 0.5%
AMMB Holdings Bhd	213,300	167,937
Malayan Banking Bhd	1,104,133	2,065,515
Malaysia Airports Holdings Bhd	71,900	109,184
RHB Bank Bhd	659,500	762,031
Sime Darby Plantation Bhd	277,100	252,285
		3,356,952
Mexico — 3.0%
Alfa SAB de CV Series A	1,785,700	1,163,997
Alpek SAB de CV	568,557	487,078
Alsea SAB de CV*	113,100	412,748
Arca Continental SAB de CV	53,021	483,038
Banco del Bajio SA 144A	173,600	543,985
Cemex SAB de CV ADR*	220,324	1,432,106
Controladora AXTEL SAB de CV*	292,342	3,690
	Shares	Value
Fibra Uno Administracion SA de CV REIT	223,800	$ 374,338
Fomento Economico Mexicano SAB de CV ADR	93,600	10,216,440
GCC SAB de CV	31,100	292,789
Gentera SAB de CV	210,950	247,536
Grupo Aeroportuario del Sureste SAB de CV ADR	5,796	1,424,135
Grupo Financiero Banorte SAB de CV Series O	249,949	2,094,968
Orbia Advance Corporation SAB de CV	490,800	1,018,915
Prologis Property Mexico SA de CV REIT	178,959	616,742
Promotora y Operadora de Infraestructura SAB de CV	22,940	204,383
Wal-Mart de Mexico SAB de CV	137,000	517,106
		21,533,994
Peru — 0.6%
Credicorp, Ltd.	32,527	4,162,480
Philippines — 0.2%
BDO Unibank, Inc.	210,544	526,965
Jollibee Foods Corporation	78,490	317,864
Monde Nissin Corporation 144A	3,097,100	494,239
SM Prime Holdings, Inc.	473,200	253,414
		1,592,482
Poland — 0.5%
Bank Polska Kasa Opieki SA	93,948	2,160,400
Dino Polska SA 144A*	5,601	453,925
ORLEN SA	16,488	220,903
PGE Polska Grupa Energetyczna SA*	163,444	279,489
Powszechny Zaklad Ubezpieczen SA	23,642	223,311
		3,338,028
Qatar — 0.1%
Commercial Bank PSQC (The)	60,247	89,363
Industries Qatar QSC	17,530	66,057
Masraf Al Rayan QSC	156,817	96,052
Qatar Islamic Bank SAQ	47,247	240,908
Qatar National Bank QPSC	150,622	637,312
		1,129,692
Romania — 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA*	21,404	545,933
Russia — 0.0%
Gazprom PJSC ADR (London Exchange)†††*	170,565	—
LUKOIL PJSC ADR†††*	11,047	—
Magnit PJSC GDR†††*	20,820	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Rosneft Oil Co. PJSC GDR†††*	16,843	—
Sberbank of Russia PJSC ADR†††*	75,573	—

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Severstal PAO GDR†††*	18,988	$ —
Surgutneftegas PJSC ADR†††*	17,904	—
Tatneft PJSC ADR†††*	15,224	—
		—
Saudi Arabia — 2.4%
Alinma Bank	36,828	328,267
Arab National Bank	71,970	460,553
Arabian Drilling Co.*	22,694	1,137,589
Arabian Internet & Communications Services Co.	4,395	375,020
Bank Al-Jazira*	56,566	253,556
Banque Saudi Fransi	108,463	1,056,193
Bupa Arabia for Cooperative Insurance Co.	1,820	100,937
Co for Cooperative Insurance (The)	9,178	308,344
Elm Co.	3,561	740,599
National Industrialization Co.*	123,238	417,560
Riyad Bank	20,294	150,263
Sahara International Petrochemical Co.	14,049	141,868
Saudi Airlines Catering Co.	43,274	1,188,450
Saudi Arabian Oil Co. 144A	89,691	835,569
Saudi Basic Industries Corporation	119,708	2,635,884
Saudi British Bank (The)	285,863	2,630,573
Saudi Electricity Co.	69,844	355,425
Saudi Ground Services Co.*	165,526	1,306,395
Saudi National Bank (The)	321,724	2,814,939
Savola Group (The)	12,120	116,564
		17,354,548
Singapore — 0.0%
Nanofilm Technologies International, Ltd.	186,806	127,891
TDCX, Inc. ADR*	16,912	99,950
		227,841
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	30,207	460,717
South Africa — 2.0%
Absa Group, Ltd.	176,957	1,630,800
African Rainbow Minerals, Ltd.	58,402	524,650
Anglo American Platinum, Ltd.Δ	10,851	404,996
Clicks Group, Ltd.	36,796	502,662
Exxaro Resources, Ltd.Δ	227,451	2,070,800
Impala Platinum Holdings, Ltd.	11,490	59,853
JSE, Ltd.	39,468	192,361
Naspers, Ltd. Class N	33,056	5,288,595
Nedbank Group, Ltd.	46,172	493,404
Old Mutual, Ltd.	4,334,284	2,760,756
Sanlam, Ltd.	54,266	188,258
Sibanye Stillwater, Ltd.	112,103	172,100
Standard Bank Group, Ltd.	21,698	210,542
		14,499,777
South Korea — 11.1%
BGF retail Co., Ltd.	7,699	804,871
DB Insurance Co., Ltd.	16,764	1,110,777
Doosan Bobcat, Inc.	49,463	1,866,939
Doosan Robotics, Inc.*	4,429	85,337
	Shares	Value
GS Holdings Corporation	47,449	$ 1,399,974
Hana Financial Group, Inc.	41,067	1,286,567
Hanon Systems	194,585	1,356,754
Hanwha Aerospace Co., Ltd.	3,990	308,778
HD Hyundai Co., Ltd.	5,444	267,367
HMM Co., Ltd.	57,668	695,603
Hyundai Engineering & Construction Co., Ltd.	3,538	94,921
Hyundai Glovis Co., Ltd.	1,517	207,049
Hyundai Motor Co.	4,969	702,636
Hyundai Steel Co.	85,719	2,411,302
Industrial Bank of Korea	190,223	1,578,432
JYP Entertainment Corporation	4,850	402,728
KB Financial Group, Inc.	17,023	694,315
Kia Corporation	60,252	3,626,585
Korea Investment Holdings Co., Ltd.	24,270	952,949
Korean Air Lines Co., Ltd.	62,459	1,005,552
LG Chem, Ltd.	1,700	622,432
LG Corporation	65,235	4,055,140
LG Electronic, Inc.	9,694	723,342
LG Uplus Corporation	13,101	100,602
NAVER Corporation	3,323	496,838
NCSoft Corporation	912	149,943
Orion Corporation	4,539	432,666
Pan Ocean Co., Ltd.	126,793	464,240
Samsung Biologics Co., Ltd. 144A*	760	383,638
Samsung Electronics Co., Ltd.	419,311	21,197,904
Samsung Engineering Co., Ltd.*	60,843	1,361,489
Samsung Fire & Marine Insurance Co., Ltd.	41,633	8,007,117
Shinhan Financial Group Co., Ltd.	9,447	248,628
SK Hynix, Inc.	197,819	16,748,284
SK Telecom Co., Ltd.	44,940	1,731,272
Woori Financial Group, Inc.	285,567	2,588,688
		80,171,659
Taiwan — 13.5%
Advantech Co., Ltd.	197,073	2,110,184
ASE Technology Holding Co., Ltd.	815,000	2,781,972
ASPEED Technology, Inc.	24,720	2,129,441
Catcher Technology Co., Ltd.	348,000	1,969,473
Chailease Holding Co., Ltd.	87,595	491,867
Chang Hwa Commercial Bank, Ltd.	857,925	458,755
China Development Financial Holding Corporation*	3,084,000	1,127,417
Chroma ATE, Inc.	12,000	102,909
Compal Electronics, Inc.	629,000	599,382
CTBC Financial Holding Co., Ltd.	2,157,000	1,638,834
Delta Electronics, Inc.	592,982	5,972,467
Eva Airways Corporation	1,768,000	1,631,062
Evergreen Marine Corporation Taiwan, Ltd.	316,000	1,136,431
Hon Hai Precision Industry Co., Ltd.	498,000	1,605,172
Jentech Precision Industrial Co., Ltd.	11,000	212,800
Lite-On Technology Corporation	58,000	218,974
MediaTek, Inc.	311,396	7,119,406
Micro-Star International Co., Ltd.	71,000	361,200
momo.com, Inc.	665	10,388
Nien Made Enterprise Co., Ltd.	34,000	326,418

	Shares	Value
Novatek Microelectronics Corporation	29,000	$ 380,816
Pegatron Corporation	192,000	455,821
Pou Chen Corporation	1,430,000	1,270,618
President Chain Store Corporation	667,000	5,422,277
Realtek Semiconductor Corporation	89,000	1,092,779
Shanghai Commercial & Savings Bank, Ltd. (The)	137,000	183,682
Taiwan Semiconductor Manufacturing Co., Ltd.	2,023,986	33,003,610
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	188,480	16,378,912
Unimicron Technology Corporation	516,734	2,787,916
United Microelectronics Corporation	568,000	797,566
Voltronic Power Technology Corporation	72,817	3,586,017
WPG Holdings, Ltd.	33,000	61,982
Zhen Ding Technology Holding, Ltd.	86,000	262,557
		97,689,105
Thailand — 1.1%
Airports of Thailand PCL*	936,600	1,792,253
Airports of Thailand PCL NVDR*	180,700	345,718
Central Pattana PCL	891,100	1,547,877
Central Pattana PCL NVDR	92,600	160,318
Electricity Generating PCL NVDR	73,700	244,613
Indorama Ventures PCL NVDR	80,300	57,171
PTT Exploration & Production PCL	650,400	3,027,505
PTT Exploration & Production PCL NVDR	243,300	1,135,273
		8,310,728
Turkey — 0.4%
Akbank TAS	1,020,239	1,242,760
KOC Holding AS	257,581	1,376,889
Yapi ve Kredi Bankasi AS	150,275	100,882
		2,720,531
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	369,888	871,083
Americana Restaurants International PLC	1,329,869	1,484,451
Emirates NBD Bank PJSC	59,182	286,803
Emirates Telecommunications Group Co. PJSC	76,519	425,817
First Abu Dhabi Bank PJSC	126,635	468,931
Salik Co. PJSC	631,540	569,339
		4,106,424
United Kingdom — 2.7%
Anglo American PLC	82,105	2,254,572
	Shares	Value
Anglogold Ashanti PLCΔ	33,874	$ 535,209
Antofagasta PLC	459,835	7,982,629
Standard Chartered PLC	148,259	1,363,618
Unilever PLC	150,952	7,467,113
		19,603,141
Total Foreign Common Stocks (Cost $685,528,150)		648,500,392

FOREIGN PREFERRED STOCKS — 1.2%
Brazil — 0.9%
Itau Unibanco Holding SA 0.97%*	97,600	527,557
Banco Bradesco SA 0.20%*	377,400	1,069,909
Gerdau SA 7.13%◊	221,200	1,058,352
Petroleo Brasileiro SA 6.64%◊	604,100	4,143,870
		6,799,688
Chile — 0.3%
Embotelladora Andina SA Class B 5.94%◊	849,505	1,910,944
Total Foreign Preferred Stocks (Cost $8,198,552)		8,710,632
RIGHTS — 0.0%
Localiza Rent a Car SA* (Cost $—)	1,361	4,847
MONEY MARKET FUNDS — 6.0%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	22,333,738	22,333,738
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	2,693,268	2,693,268
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	18,448,705	18,448,705
Total Money Market Funds (Cost $43,475,711)		43,475,711
TOTAL INVESTMENTS — 99.1% (Cost $752,410,582)		716,697,141
Other Assets in Excess of Liabilities — 0.9%		6,632,542
NET ASSETS — 100.0%		$723,329,683
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
IFSC NIFTY 50 Index	10/2023	(29)	$ (1,143,209)	$ 371
FTSE Taiwan Index	10/2023	268	15,276,000	127,399
MSCI Singapore Index	10/2023	(399)	(8,337,553)	(126,312)
FTSE Bursa Malaysia KLCI	10/2023	(15)	(227,943)	2,671

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
KOSPI2 Index	12/2023	192	$11,702,979	$ (429,061)
Mexican Bolsa Index	12/2023	15	443,101	(9,373)
MSCI Emerging Markets	12/2023	618	29,524,950	(895,882)
FTSE/JSE Top 40 Index	12/2023	(118)	(4,203,657)	108,533
Thai SET50 Index	12/2023	(576)	(2,852,436)	55,848
Total Futures Contracts outstanding at September 30, 2023			$40,182,232	$(1,165,806)
Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	7,715,951	Polish Zloty	31,935,000	CITI	$ 430,527
12/20/23	U.S. Dollars	28,398,890	Singapore Dollars	38,338,000	CITI	247,363
12/20/23	U.S. Dollars	11,225,034	South Korean Won	14,820,054,000	CITI	219,691
12/20/23	U.S. Dollars	10,058,490	Mexican Pesos	175,000,000	CITI	155,964
12/20/23	South African Rand	145,231,000	U.S. Dollars	7,482,636	CITI	131,697
12/20/23	U.S. Dollars	7,208,928	Brazilian Reals	36,032,000	CITI	113,213
12/20/23	U.S. Dollars	18,175,252	Israeli Shekels	68,731,443	CITI	79,063
12/20/23	Mexican Pesos	131,826,741	U.S. Dollars	7,382,878	CITI	76,652
12/20/23	U.S. Dollars	2,917,972	Chilean Pesos	2,544,307,277	CITI	72,943
12/20/23	U.S. Dollars	1,812,204	Hungarian Forint	660,000,000	CITI	43,719
12/20/23	U.S. Dollars	7,637,845	Chinese Offshore Yuan	55,224,482	CITI	42,505
12/20/23	Colombian Pesos	15,241,666,666	U.S. Dollars	3,621,443	CITI	38,508
12/20/23	Chinese Offshore Yuan	67,668,511	U.S. Dollars	9,280,120	CITI	26,717
12/20/23	U.S. Dollars	5,280,678	Indonesian Rupiahs	81,421,124,212	CITI	26,492
12/20/23	Israeli Shekels	37,925,238	U.S. Dollars	9,964,908	CITI	20,366
12/20/23	U.S. Dollars	4,315,259	South African Rand	82,000,000	CITI	16,072
12/20/23	Philippine Pesos	190,000,000	U.S. Dollars	3,343,822	CITI	11,320
10/10/23	U.S. Dollars	1,196,266	Chinese Offshore Yuan	8,649,000	SC	10,599
12/20/23	U.S. Dollars	479,577	Thai Baht	17,000,000	CITI	9,189
12/20/23	U.S. Dollars	8,074,309	Hong Kong Dollars	63,072,269	CITI	6,161
10/10/23	Chinese Offshore Yuan	16,398,356	U.S. Dollars	2,243,044	CITI	4,960
12/20/23	Hungarian Forint	240,000,000	U.S. Dollars	640,150	CITI	2,935
12/20/23	Saudi Riyals	16,512,204	U.S. Dollars	4,397,575	CITI	1,450
12/20/23	U.S. Dollars	90,158	Euro	84,000	CITI	994
12/20/23	U.S. Dollars	29,338	Peruvian Nuevo Soles	110,000	CITI	424
12/20/23	Peruvian Nuevo Soles	5,000	U.S. Dollars	1,312	CITI	3
12/20/23	U.S. Dollars	87,385	Saudi Riyals	328,000	CITI	2
Subtotal Appreciation						$1,789,529
12/20/23	U.S. Dollars	5,302	Euro	5,000	CITI	$ (6)
12/20/23	U.S. Dollars	54,936	Thai Baht	2,000,000	CITI	(404)
12/20/23	U.S. Dollars	4,485,951	Singapore Dollars	6,110,000	CITI	(611)
12/20/23	U.S. Dollars	4,166,318	Saudi Riyals	15,644,336	CITI	(1,499)
12/20/23	U.S. Dollars	655,854	Philippine Pesos	37,287,000	CITI	(2,584)
12/20/23	U.S. Dollars	2,873,634	Indian Rupees	240,000,000	CITI	(2,652)
12/20/23	Israeli Shekels	8,142,762	U.S. Dollars	2,147,139	CITI	(3,245)
12/20/23	U.S. Dollars	1,093,764	Indonesian Rupiahs	17,000,000,000	CITI	(3,263)
12/20/23	Peruvian Nuevo Soles	1,033,874	U.S. Dollars	277,310	CITI	(5,546)
12/20/23	Hong Kong Dollars	107,685,593	U.S. Dollars	13,781,661	CITI	(6,617)
10/10/23	U.S. Dollars	2,240,864	Chinese Offshore Yuan	16,398,356	CITI	(7,140)
12/20/23	Polish Zloty	3,213,000	U.S. Dollars	746,245	CITI	(13,254)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/23	Colombian Pesos	8,058,333,334	U.S. Dollars	1,956,115	CITI	$ (21,084)
12/20/23	U.S. Dollars	8,788,623	Chinese Offshore Yuan	64,078,116	CITI	(24,407)
12/20/23	Euro	1,120,000	U.S. Dollars	1,213,358	CITI	(24,508)
12/20/23	U.S. Dollars	8,248,410	Israeli Shekels	31,458,557	CITI	(34,262)
12/20/23	Chinese Offshore Yuan	61,827,265	U.S. Dollars	8,538,391	CITI	(34,933)
12/20/23	U.S. Dollars	6,301,861	Chilean Pesos	5,700,000,000	CITI	(71,844)
12/20/23	Indian Rupees	1,792,532,000	U.S. Dollars	21,568,719	CITI	(86,079)
12/20/23	Hungarian Forint	1,129,656,000	U.S. Dollars	3,118,118	CITI	(91,180)
12/20/23	Brazilian Reals	22,253,000	U.S. Dollars	4,487,374	CITI	(105,132)
12/20/23	South African Rand	230,231,000	U.S. Dollars	12,182,755	CITI	(111,946)
12/20/23	Chilean Pesos	4,200,000,000	U.S. Dollars	4,855,507	CITI	(159,092)
12/20/23	Czech Republic Koruna	140,100,000	U.S. Dollars	6,245,482	CITI	(185,693)
12/20/23	Mexican Pesos	171,826,738	U.S. Dollars	9,950,026	CITI	(227,062)
12/20/23	Thai Baht	307,269,624	U.S. Dollars	8,766,176	CITI	(264,043)
12/20/23	South Korean Won	22,000,000,000	U.S. Dollars	16,607,914	CITI	(270,758)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(285,722)
12/20/23	Taiwan Dollars	694,477,890	U.S. Dollars	21,972,945	CITI	(315,903)
Subtotal Depreciation						$(2,360,469)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$ (570,940)
Swap Agreements outstanding at September 30, 2023:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	10/30/2023	CITI	HKD	45,430,350	$ 75,931	$ —	$ 75,931
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	12/15/2023	CITI	PLN	1,827,360	9,225	—	9,225
Financing Index: Overnight Bank Funding Rate + 0.4%	MSCI Saudi Arabia Index Futures (Monthly)	12/20/2023	GSC	USD	331,252	382	—	382
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.2%	12/20/2023	CITI	USD	7,644,766	325,371	—	325,371
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 0.1%	12/20/2023	CITI	PLN	8,160,453	10,799	—	10,799
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate - 0.25%	12/20/2023	CITI	SGD	999,660	2,476	—	2,476
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 0.55%	12/20/2023	CITI	ZAR	33,006,406	22,021	—	22,021
Tel Aviv Interbank Offered Rate (Monthly)	Financing Index: 1-Month TELBOR - 0.6%	12/20/2023	GSC	ILS	1,945,186	61	—	61
Increase in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Decrease in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	12/21/2023	CITI	ZAR	866,670	1,239	—	1,239
Subtotal Appreciation						$ 447,505	$ —	$ 447,505
Decrease in total return of Bovespa Index (At Termination)	Increase in total return of Bovespa Index (At Termination)	10/18/2023	CITI	BRL	14,309,990	$ (35,254)	$ —	$ (35,254)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	10/18/2023	CITI	TWD	189,857,200	$(131,663)	$ —	$(131,663)
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	12/14/2023	CITI	KRW	15,298,500,000	(333,280)	—	(333,280)
Financing Index: 28-Day Mexico Interbank TIIE + 0.2%	MSCI Mexico Net MXN Index (Monthly)	12/20/2023	CITI	MXN	158,430,461	(22,688)	—	(22,688)
Financing Index: Overnight Bank Funding Rate + 0.4%	MSCI Saudi Arabia Index Futures (Monthly)	12/20/2023	GSC	USD	22,014,401	(39,774)	—	(39,774)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate - 0.25%	12/20/2023	CITI	SGD	8,475,986	(72,719)	—	(72,719)
Tel Aviv Interbank Offered Rate (Monthly)	Financing Index: 1-Month TELBOR - 0.6%	12/20/2023	GSC	ILS	12,150,565	(9,478)	—	(9,478)
Subtotal Depreciation						$(644,856)	$ —	$(644,856)
Net Total Return Swaps outstanding at September 30, 2023						$(197,351)	$ —	$(197,351)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 60.4%
Real Estate — 60.4%
Agree Realty Corporation REIT	95,470	$ 5,273,763
Alexandria Real Estate Equities, Inc. REIT	2,917	291,992
American Homes 4 Rent Class A REIT	82,583	2,782,221
Americold Realty Trust REIT	69,662	2,118,421
AvalonBay Communities, Inc. REIT	37,101	6,371,726
Boston Properties, Inc. REIT	20,826	1,238,730
Brixmor Property Group, Inc. REIT	63,425	1,317,971
Camden Property Trust REIT	11,283	1,067,146
CareTrust REIT, Inc.	28,909	592,634
Centerspace REIT	17,149	1,033,399
CTO Realty Growth, Inc. REITΔ	47,118	763,783
CubeSmart REIT	49,882	1,902,001
Digital Realty Trust, Inc. REIT	68,985	8,348,565
EastGroup Properties, Inc. REIT	16,722	2,784,715
Equinix, Inc. REIT	14,487	10,521,329
Equity LifeStyle Properties, Inc. REITΔ	74,998	4,778,123
Equity Residential REIT	63,950	3,754,504
Essential Properties Realty Trust, Inc. REITΔ	203,494	4,401,575
Essex Property Trust, Inc. REIT	7,804	1,655,150
Extra Space Storage, Inc. REIT	26,730	3,249,833
Highwoods Properties, Inc. REIT	55,290	1,139,527
Hudson Pacific Properties, Inc. REIT	88,261	586,936
Invitation Homes, Inc. REIT	77,274	2,448,813
Iron Mountain, Inc. REIT	79,387	4,719,557
Kimco Realty Corporation REIT	178,057	3,132,023
Kite Realty Group Trust REIT	212,832	4,558,861
Medical Properties Trust, Inc. REITΔ	199,653	1,088,109
Mid-America Apartment Communities, Inc. REIT	3,614	464,941
NETSTREIT CorporationΔ	116,207	1,810,505
Omega Healthcare Investors, Inc. REITΔ	64,722	2,146,181
Park Hotels & Resorts, Inc. REIT	70,067	863,225
Physicians Realty Trust REIT	52,556	640,658
Prologis, Inc. REIT	151,012	16,945,056
Public Storage REIT	23,715	6,249,377
Realty Income Corporation REIT	54,448	2,719,133
Rexford Industrial Realty, Inc. REIT	43,085	2,126,245
Ryman Hospitality Properties, Inc. REIT	26,749	2,227,657
Simon Property Group, Inc. REIT	38,619	4,172,011
SL Green Realty Corporation REITΔ	31,102	1,160,105
Spirit Realty Capital, Inc. REIT	87,781	2,943,297
STAG Industrial, Inc. REIT	62,600	2,160,326
Sun Communities, Inc. REIT	6,241	738,560
UDR, Inc. REIT	73,684	2,628,308
Urban Edge Properties REIT	41,449	632,512
Ventas, Inc. REIT	89,359	3,764,695
Vornado Realty Trust REITΔ	74,765	1,695,670
	Shares	Value
Welltower, Inc. REIT	102,123	$ 8,365,916
		146,375,785
Total Common Stocks (Cost $156,887,540)		146,375,785

FOREIGN COMMON STOCKS — 36.2%
Australia — 3.7%
Centuria Industrial REIT	155,547	299,176
Dexus REIT	148,875	693,980
Goodman Group REIT	52,753	723,024
GPT Group (The) REIT	528,537	1,316,177
HomeCo Daily Needs REIT	718,460	530,663
Ingenia Communities Group REIT	175,618	469,900
Mirvac Group REIT	864,362	1,174,831
Region RE, Ltd. REIT	1,035,489	1,336,842
Scentre Group REIT	1,052,742	1,654,242
Stockland REIT	305,881	765,550
		8,964,385
Belgium — 0.4%
Aedifica SA REIT	6,440	366,019
VGP NVΔ	6,334	587,562
		953,581
Canada — 2.7%
Boardwalk REIT	30,542	1,502,309
Canadian Apartment Properties REIT	17,829	591,740
Chartwell Retirement Residences	350,302	2,651,283
InterRent Real Estate Investment Trust REIT	36,144	332,368
RioCan REIT	107,865	1,435,023
		6,512,723
France — 1.3%
Gecina SA REIT	6,502	662,931
ICADE REIT	15,978	526,237
Klepierre REIT	62,806	1,537,841
Unibail-Rodamco-Westfield REITΔ*	9,444	464,414
		3,191,423
Germany — 2.1%
Aroundtown SAΔ*	148,702	308,484
LEG Immobilien SE*	3,385	232,777
Sirius Real Estate, Ltd.	446,747	468,339
TAG Immobilien AG*	14,400	150,453
Vonovia SE	166,047	3,978,204
		5,138,257
Hong Kong — 4.5%
CK Asset Holdings, Ltd.	556,970	2,925,537
Hang Lung Properties, Ltd.	121,593	166,358
Hongkong Land Holdings, Ltd.	109,135	389,209
Hysan Development Co., Ltd.	81,000	156,809
Link REIT	738,554	3,611,185

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sino Land Co., Ltd.	168,931	$ 189,986
Sun Hung Kai Properties, Ltd.	8,500	90,694
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	190,575	2,033,427
SUNeVision Holdings, Ltd.	615,892	253,864
Wharf Holdings, Ltd. (The)	192,000	480,554
Wharf Real Estate Investment Co., Ltd.	151,087	582,280
		10,879,903
Japan — 10.3%
Activia Properties, Inc. REIT	341	940,780
Advance Residence Investment Corporation REIT	221	500,988
CRE Logistics REIT, Inc.	323	354,596
Daiwa House REIT Investment Corporation	545	961,569
Hulic Reit, Inc.	111	118,354
Industrial & Infrastructure Fund Investment Corporation REIT	1,106	1,021,919
Invincible Investment Corporation REIT	1,263	521,653
Japan Excellent, Inc. REIT	97	85,803
Japan Hotel REIT Investment Corporation	2,493	1,301,693
Japan Metropolitan Fund Invest REIT	1,665	1,079,841
Keihanshin Building Co., Ltd.	74,600	684,407
Kenedix Office Investment Corporation REIT	172	397,777
Kenedix Retail REIT Corporation	611	1,181,417
LaSalle Logiport REIT	647	620,326
Mitsubishi Estate Co., Ltd.	321,122	4,189,364
Mitsui Fudosan Co., Ltd.	149,446	3,291,401
Mori Trust REIT, Inc.	3,120	1,519,259
Nippon Building Fund, Inc. REIT	102	413,053
Nippon Prologis REIT, Inc.	1,136	2,120,877
NIPPON REIT Investment Corporation	363	866,492
One REIT, Inc.	161	279,083
Orix JREIT, Inc.	916	1,098,621
Sumitomo Realty & Development Co., Ltd.	37,097	963,095
Takara Leben Real Estate Investment Corporation REIT	415	269,477
TOC Co., Ltd.	30,300	129,975
		24,911,820
Netherlands — 0.4%
CTP NV 144A	28,110	401,531
Eurocommercial Properties NV REIT	16,275	360,775
NSI NV REITΔ	12,076	229,046
		991,352
Norway — 0.1%
Entra ASA 144A	20,979	178,954
Singapore — 3.6%
CapitaLand Ascendas REIT	760,500	1,525,317
Capitaland India Trust	423,016	324,233
CapitaLand Integrated Commercial Trust REIT	163,924	221,218
	Shares	Value
Capitaland Investment, Ltd.	816,045	$ 1,843,901
City Developments, Ltd.	89,700	432,882
Digital Core REIT Management Pte, Ltd.	1,883,411	995,954
Frasers Logistics & Commercial Trust REIT	1,086,600	848,471
Mapletree Industrial Trust REIT	26,300	43,415
Mapletree Logistics Trust REITΔ	1,340,688	1,643,598
Mapletree Pan Asia Commercial Trust REITΔ	813,632	849,142
		8,728,131
Spain — 0.6%
Arima Real Estate SOCIMI SA REIT*	21,816	156,842
Inmobiliaria Colonial Socimi SA REITΔ	30,234	171,450
Merlin Properties Socimi SA REIT	129,108	1,086,294
		1,414,586
Sweden — 1.6%
Castellum ABΔ	136,659	1,385,249
Catena AB	11,711	406,350
Fabege ABΔ	108,343	862,896
Fastighets AB Balder, B SharesΔ*	254,972	1,142,993
Samhallsbyggnadsbolaget i Norden ABΔ	148,381	54,035
		3,851,523
Switzerland — 0.7%
PSP Swiss Property AG	13,193	1,556,535
Swiss Prime Site AG	2,744	251,210
		1,807,745
United Kingdom — 4.2%
Big Yellow Group PLC REIT	45,678	520,520
British Land Co. PLC (The) REIT	410,277	1,580,246
Derwent London PLC REIT	33,440	784,010
Grainger PLC	446,759	1,273,332
Great Portland Estates PLC REIT	55,066	280,703
Hammerson PLC REIT	1,093,245	334,614
Life Science Reit PLC REIT	368,126	312,609
PRS REIT PLC (The)	233,246	194,086
Safestore Holdings PLC REIT	29,237	261,210
Segro PLC REIT	214,022	1,871,418
Shaftesbury Capital PLC REIT	526,906	735,992
Tritax Big Box REIT PLC	316,929	539,354
Tritax EuroBox PLC 144A	330,853	204,720
UNITE Group PLC (The) REIT	131,138	1,429,675
		10,322,489
Total Foreign Common Stocks (Cost $103,424,559)		87,846,872

MONEY MARKET FUNDS — 5.4%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø∞	6,483,047	6,483,047

	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 5.50%Ø§	6,627,975	$ 6,627,975
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	15,528	15,528
Total Money Market Funds (Cost $13,126,550)		13,126,550
TOTAL INVESTMENTS — 102.0% (Cost $273,438,649)		247,349,207
Liabilities in Excess of Other Assets — (2.0)%		(4,834,592)
NET ASSETS — 100.0%		$242,514,615
Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400	12/2023	18	$4,536,720	$(128,006)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)
	Par	Value
CORPORATE BONDS — 16.7%
8x8, Inc.
0.50%, 02/01/24‡‡ CONV	$ 471,000	$ 454,516
Advanced Energy Industries, Inc.
2.50%, 09/15/28 144A CONV	119,000	120,623
Affirm Holdings, Inc.
0.00%, 11/15/26 CONV »	659,000	495,107
Air Transport Services Group, Inc.
3.88%, 08/15/29 144A CONV	612,000	603,738
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	303,000	267,398
American Airlines Group, Inc.
6.50%, 07/01/25‡‡ CONV	670,000	718,240
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 144A CONV	99,000	98,901
Apollo Commercial Real Estate Finance, Inc.
5.38%, 10/15/23 CONV	1,453,000	1,449,354
Beauty Health Co. (The)
1.25%, 10/01/26 144A ‡‡ CONV	786,000	615,045
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	406,000	352,814
Block, Inc.
0.13%, 03/01/25 CONV	193,000	180,069
0.25%, 11/01/27 CONV	186,000	140,545
Bloom Energy Corporation
3.00%, 06/01/28 144A ‡‡ CONV	514,000	515,593
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	459,000	344,250
Cable One, Inc.
1.13%, 03/15/28‡‡ CONV	761,000	569,989
CenterPoint Energy, Inc.
4.25%, 08/15/26 144A CONV	176,000	172,568
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 CONV	767,000	678,335
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26‡‡ CONV	735,000	610,969
Chegg, Inc.
0.13%, 03/15/25‡‡ CONV	477,000	431,208
Coherus Biosciences, Inc.
1.50%, 04/15/26‡‡ CONV	280,000	171,500
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 144A ‡‡ CONV	445,000	388,841
CONMED Corporation
2.25%, 06/15/27 CONV	510,000	488,070
CryoPort, Inc.
0.75%, 12/01/26 144A ‡‡ CONV	611,000	485,745
CSG Systems International, Inc.
3.88%, 09/15/28 144A CONV	198,000	193,664
DISH Network Corporation
2.38%, 03/15/24 CONV	219,000	211,061
Duke Energy Corporation
4.13%, 04/15/26 144A ‡‡ CONV	530,000	515,690
Envestnet, Inc.
0.75%, 08/15/25‡‡ CONV	215,000	199,064
2.63%, 12/01/27 144A CONV	495,000	453,667
EZCORP, Inc.
3.75%, 12/15/29 144A ‡‡ CONV	404,000	393,132
	Par	Value
Granite Point Mortgage Trust, Inc.
6.38%, 10/01/23‡‡ CONV	$ 550,000	$ 558,264
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	482,000	456,454
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	755,000	658,737
Halozyme Therapeutics, Inc.
0.25%, 03/01/27‡‡ CONV	582,000	494,002
HAT Holdings I LLC REIT
0.00%, 05/01/25 144A CONV »	591,000	573,270
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26‡‡ CONV	250,000	431,375
Herbalife, Ltd.
2.63%, 03/15/24‡‡ CONV	472,000	461,852
i3 Verticals LLC
1.00%, 02/15/25‡‡ CONV	433,000	402,419
Insmed, Inc.
0.75%, 06/01/28‡‡ CONV	461,000	459,617
Integer Holdings Corporation
2.13%, 02/15/28 144A ‡‡ CONV	240,000	261,960
Itron, Inc.
0.00%, 03/15/26 CONV »	508,000	439,420
Jamf Holding Corporation
0.13%, 09/01/26‡‡ CONV	276,000	232,530
Jazz Investments I, Ltd.
1.50%, 08/15/24‡‡ CONV	373,000	360,784
Kaman Corporation
3.25%, 05/01/24‡‡ CONV	265,000	258,561
LendingTree, Inc.
0.50%, 07/15/25‡‡ CONV	918,000	732,105
Liberty Media Corporation
3.75%, 03/15/28 144A ‡‡ CONV	593,000	676,909
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A ‡‡ CONV	1,143,000	941,260
Live Nation Entertainment, Inc.
3.13%, 01/15/29 144A ‡‡ CONV	600,000	623,700
Lumentum Holdings, Inc.
0.50%, 12/15/26‡‡ CONV	507,000	427,401
Lyft, Inc.
1.50%, 05/15/25 CONV	677,000	625,548
Marcus Corporation (The)
5.00%, 09/15/25 144A ‡‡ CONV	125,000	193,500
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27 144A ‡‡ CONV	168,000	147,000
Mesa Laboratories, Inc.
1.38%, 08/15/25‡‡ CONV	234,000	211,185
MFA Financial, Inc.
6.25%, 06/15/24‡‡ CONV	1,454,000	1,457,630
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 144A ‡‡ CONV	405,000	513,591
Mitek Systems, Inc.
0.75%, 02/01/26 CONV	377,000	331,760
NextGen Healthcare, Inc.
3.75%, 11/15/27 144A ‡‡ CONV	405,000	454,369
NRG Energy, Inc.
2.75%, 06/01/48‡‡ CONV	308,000	327,404

	Par	Value
Patrick Industries, Inc.
1.75%, 12/01/28‡‡ CONV	$356,000	$337,666
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	941,000	785,170
PennyMac Corporation
5.50%, 11/01/24‡‡ CONV	915,000	895,556
5.50%, 03/15/26 CONV	548,000	494,570
Perficient, Inc.
0.13%, 11/15/26‡‡ CONV	749,000	603,919
PureCycle Technologies, Inc.
7.25%, 08/15/30 144A CONV	88,000	63,008
Q2 Holdings, Inc.
0.75%, 06/01/26‡‡ CONV	203,000	178,011
Realogy Group LLC
0.25%, 06/15/26 CONV	362,000	276,930
Redwood Trust, Inc.
5.63%, 07/15/24‡‡ CONV	573,000	567,272
Repay Holdings Corporation
0.00%, 02/01/26 144A CONV »	240,000	195,456
Revance Therapeutics, Inc.
1.75%, 02/15/27 CONV	287,000	232,126
Rivian Automotive, Inc.
4.63%, 03/15/29 144A CONV	261,000	379,233
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25 CONV	407,000	804,435
RWT Holdings, Inc.
5.75%, 10/01/25‡‡ CONV	815,000	758,244
Snap, Inc.
0.00%, 05/01/27 CONV »	575,000	428,950
SoFi Technologies, Inc.
0.00%, 10/15/26 144A ‡‡ CONV »	972,000	754,272
Spirit Airlines, Inc.
1.00%, 05/15/26‡‡ CONV	705,000	589,732
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	624,000	527,280
Sunnova Energy International, Inc.
0.25%, 12/01/26 CONV	685,000	444,907
2.63%, 02/15/28 CONV	321,000	198,860
Tetra Tech, Inc.
2.25%, 08/15/28 144A CONV	87,000	86,130
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	927,000	857,475
Uniti Fiber Holdings, Inc. REIT
4.00%, 06/15/24 144A CONV	436,000	423,773
Upstart Holdings, Inc.
0.25%, 08/15/26 CONV	906,000	603,056
Upwork, Inc.
0.25%, 08/15/26‡‡ CONV	622,000	513,475
Verint Systems, Inc.
0.25%, 04/15/26 CONV	450,000	386,438
Wayfair, Inc.
1.00%, 08/15/26‡‡ CONV	421,000	346,273
WisdomTree, Inc.
5.75%, 08/15/28 144A ‡‡ CONV	580,000	598,850
	Par	Value
Ziff Davis, Inc.
1.75%, 11/01/26 CONV	$ 474,000	$ 438,213
Total Corporate Bonds (Cost $40,905,831)		39,801,583
FOREIGN BONDS — 0.3%
Canada — 0.1%
Equinox Gold Corporation
4.75%, 10/15/28(C) 144A CONV	208,000	206,440
China — 0.2%
PDD Holdings, Inc.
0.00%, 12/01/25 CONV »	506,000	500,333
Total Foreign Bonds (Cost $693,549)		706,773
MORTGAGE-BACKED SECURITIES — 8.4%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	938,020	928,824
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.57%, 09/15/43† IO	206,820	13,789
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.67%, 05/15/45† IO	204,679	15,501
Federal National Mortgage Association
6.50%, 09/01/53	2,002,232	2,022,079
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.67%, 05/25/47† IO	297,509	26,902
Federal National Mortgage Association REMIC, Series 2018-17
(Floating, 3.34% - U.S. 30-Day Average SOFR, 2.50% Cap), 0.00%, 03/25/48† IO	1,613,951	13,464
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.72%, 02/25/48† IO	170,411	15,442
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.00%, 10/25/40† IO	526,339	24,145
Government National Mortgage Association
4.00%, 05/20/48	961,961	880,067
2.50%, 06/20/51	206,354	166,814

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.50%, 09/20/51	$ 938,497	$ 756,696
2.50%, 10/20/51	401,800	322,917
2.50%, 11/20/51	576,228	466,207
2.50%, 12/20/51	541,689	437,067
2.50%, 01/20/52	159,522	128,213
6.50%, 10/01/53 TBA	2,000,000	2,011,406
6.50%, 11/01/53 TBA	4,000,000	4,020,313
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 0.26%, 08/20/45† IO	116,501	9,411
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 0.76%, 09/20/48† IO	347,166	29,270
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 0.71%, 10/20/48† IO	134,084	10,890
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 0.26%, 01/20/48† IO	288,861	20,120
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 01/20/49† IO	153,829	11,016
Government National Mortgage Association, Series 2019-110
0.66%, 09/20/49† IO	581,682	41,020
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 0.71%, 01/20/49† IO	442,069	35,106
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	644,573	104,477
3.50%, 12/20/49 IO	378,050	60,426
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 0.00%, 02/20/49† IO	345,594	4,158
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 01/20/49† IO	128,109	9,506
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	303,151	39,956
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 02/20/50† IO	300,673	26,972
	Par	Value
Government National Mortgage Association, Series 2020-55
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 04/20/50† IO	$ 490,405	$ 42,151
3.50%, 04/20/50 IO	276,571	45,098
Government National Mortgage Association, Series 2020-61
(Floating, 6.33% - CME Term SOFR 1M, 6.44% Cap), 1.00%, 07/20/43† IO	462,539	36,567
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.61%, 08/20/49† IO	648,010	52,360
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	518,250	99,145
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	136,624	23,575
Uniform Mortgage Backed Securities
6.50%, 10/01/53 TBA	7,000,000	7,032,266
Total Mortgage-Backed Securities (Cost $21,003,349)		19,983,336

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Call Swaption — 0.0%
Pay 6-Month EURIBOR (Semiannually); Receive 1.977% (Annually); Interest Rate Swap Maturing 12/05/2033 EUR, Strike Price $1.98, Expires 12/01/23 (CITI)	1	$2,220,000	102
Total Purchased Options (Premiums paid $50,499)			102

	Par
U.S. TREASURY OBLIGATIONS — 25.7%
U.S. Treasury Bills
5.15%, 10/05/23Ω	$2,300,000	2,298,991
5.10%, 10/12/23Ω	7,845,000	7,833,510
5.19%, 10/26/23Ω	3,300,000	3,288,388
5.12%, 11/09/23Ω	5,550,000	5,519,009
5.22%, 11/16/23Ω	5,300,000	5,264,954
5.17%, 11/30/23Ω	5,575,000	5,526,347
5.20%, 12/07/23Ω	6,500,000	6,436,722
5.20%, 12/14/23Ω	2,300,000	2,275,305
5.22%, 12/21/23Ω	4,300,000	4,249,274
		42,692,500
U.S. Treasury Notes
4.63%, 09/30/28	9,220,000	9,226,483

	Par	Value
4.63%, 09/30/30	$9,310,000	$ 9,314,364
		18,540,847
Total U.S. Treasury Obligations (Cost $61,177,772)		61,233,347

	Shares
COMMON STOCKS — 6.9%
Communication Services — 0.0%
Escrow NII Holdings, Inc.††† *	76,167	19,803
Consumer Discretionary — 1.4%
AutoZone, Inc.*	80	203,199
Best Buy Co., Inc.	4,150	288,300
Chewy, Inc. Class A*	7,965	145,441
Dick's Sporting Goods, Inc.	3,396	368,738
eBay, Inc.	4,543	200,301
Etsy, Inc.*	962	62,126
Genuine Parts Co.	1,358	196,068
Home Depot, Inc. (The)	137	41,396
Lowe’s Cos., Inc.	1,202	249,824
Macy’s, Inc.	10,285	119,409
MercadoLibre, Inc.*	23	29,161
Murphy U.S.A., Inc.	610	208,455
O’Reilly Automotive, Inc.*	295	268,114
Penske Automotive Group, Inc.	748	124,961
Ross Stores, Inc.	101	11,408
TJX Cos., Inc. (The)	367	32,619
Tractor Supply Co.	618	125,485
Ulta Beauty, Inc.*	589	235,276
Victoria's Secret & Co.*	3,391	56,562
Wayfair, Inc. Class A*	272	16,475
Williams-Sonoma, Inc.	2,453	381,196
		3,364,514
Consumer Staples — 0.9%
Casey’s General Stores, Inc.	654	177,574
Church & Dwight Co., Inc.	1,011	92,638
Clorox Co. (The)	495	64,875
Colgate-Palmolive Co.	5,010	356,261
Costco Wholesale Corporation	72	40,677
Kimberly-Clark Corporation	1,460	176,441
Kroger Co. (The)	5,958	266,620
Sprouts Farmers Market, Inc.*	1,117	47,808
Sysco Corporation	1,921	126,882
Target Corporation	221	24,436
U.S. Foods Holding Corporation*	2,808	111,478
Walmart, Inc.	3,820	610,932
		2,096,622
Financials — 1.4%
Aflac, Inc.	1,505	115,509
American Financial Group, Inc.	1,262	140,928
American International Group, Inc.	1,455	88,173
Arch Capital Group, Ltd.*	1,552	123,710
Axis Capital Holdings, Ltd.	660	37,204
Cincinnati Financial Corporation	1,052	107,609
CNO Financial Group, Inc.	5,036	119,504
Erie Indemnity Co. Class A	745	218,874
	Shares	Value
Fidelity National Financial, Inc.	3,234	$ 133,564
Hartford Financial Services Group, Inc. (The)	2,129	150,967
Loews Corporation	2,038	129,026
Marsh & McLennan Cos., Inc.	2,082	396,205
Old Republic International Corporation	6,091	164,091
Primerica, Inc.	1,202	233,200
Reinsurance Group of America, Inc.	679	98,584
RLI Corporation	2,938	399,245
Selective Insurance Group, Inc.	231	23,832
Travelers Cos., Inc. (The)	655	106,968
Unum Group	3,881	190,906
W.R. Berkley Corporation	5,279	335,164
		3,313,263
Industrials — 0.2%
Fluor Corporation*	10,161	372,895
Information Technology — 1.3%
Amphenol Corporation Class A	1,020	85,670
Apple, Inc.	4,684	801,948
Arista Networks, Inc.*	887	163,146
Arrow Electronics, Inc.*	619	77,524
Avnet, Inc.	2,257	108,765
Belden, Inc.	1,393	134,494
Calix, Inc.*	753	34,518
CDW Corporation	33	6,658
Cisco Systems, Inc.	9,058	486,958
Cognex Corporation	745	31,618
Dell Technologies, Inc. Class C	375	25,837
F5, Inc.*	1,417	228,335
IPG Photonics Corporation*	71	7,209
Juniper Networks, Inc.	2,045	56,831
Keysight Technologies, Inc.*	2,647	350,225
Littelfuse, Inc.	129	31,904
NetApp, Inc.	1,997	151,532
Pure Storage, Inc. Class A*	5,268	187,646
Super Micro Computer, Inc.*	42	11,517
TD SYNNEX Corporation	517	51,628
Vishay Intertechnology, Inc.	4,525	111,858
Vontier Corporation	436	13,481
		3,159,302
Materials — 1.6%
Albemarle Corporation	476	80,939
AptarGroup, Inc.	862	107,784
Cabot Corporation	3,039	210,511
Commercial Metals Co.	1,840	90,914
DuPont de Nemours, Inc.	243	18,125
Eastman Chemical Co.	962	73,805
Element Solutions, Inc.	9,159	179,608
FMC Corporation‡‡	270	18,082
Graphic Packaging Holding Co.	34,907	777,728
Greif, Inc. Class A	252	16,836
Huntsman Corporation	424	10,346
Ingevity Corporation*	285	13,569
Martin Marietta Materials, Inc.	56	22,987
Mosaic Co. (The)	12,795	455,502

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
NewMarket Corporation	411	$ 187,021
Reliance Steel & Aluminum Co.	939	246,234
Royal Gold, Inc.	1,696	180,336
RPM International, Inc.	1,210	114,720
Sherwin-Williams Co. (The)	797	203,275
Steel Dynamics, Inc.	4,753	509,617
Westlake Corporation	2,464	307,187
Worthington Industries, Inc.	1,630	100,767
		3,925,893
Real Estate — 0.1%
CoStar Group, Inc.*	1,363	104,801
Howard Hughes Holdings, Inc.*	510	37,806
Jones Lang LaSalle, Inc.*	332	46,872
		189,479
Total Common Stocks (Cost $15,155,234)		16,441,771
FOREIGN COMMON STOCKS — 0.3%
Ireland — 0.1%
Aon PLC Class A	264	85,594
Willis Towers Watson PLC	523	109,286
		194,880
Jersey — 0.0%
Amcor PLC	3,205	29,358
Netherlands — 0.1%
LyondellBasell Industries NV Class A	1,183	112,030
Switzerland — 0.1%
Chubb, Ltd.	489	101,800
TE Connectivity, Ltd.	1,566	193,448
		295,248
Total Foreign Common Stocks (Cost $611,138)		631,516
PREFERRED STOCKS — 0.4%
Apollo Global Management, Inc.
0.00%, 10/15/23 CONV *	4,976	274,178
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,140
NCR Corporation
PIK, 55.00% CONV 1	250	282,312
New York Community Capital Trust V
6.00% CONV	10,163	370,645
Total Preferred Stocks (Cost $1,142,773)		937,275
MUTUAL FUNDS — 0.1%
ProShares Short 20+ Year Treasury (Cost $191,704)	9,591	241,214
MONEY MARKET FUNDS — 48.8%
GuideStone Money Market Fund, 5.25% (Institutional Class)Ø ∞	6,537,738	6,537,738
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	371	371
	Shares	Value
Northern Institutional U.S. Treasury Portfolio (Premier), 5.20%Ø	110,021,058	$110,021,058
Total Money Market Funds (Cost $116,559,167)		116,559,167
TOTAL INVESTMENTS —107.6% (Cost $257,491,016)		256,536,084
COMMON STOCKS SOLD SHORT — (3.6)%
Communication Services — (0.4)%
Cable One, Inc.	(51)	(31,398)
Liberty Media Corporation-Liberty SiriusXM Class A *	(12,682)	(322,757)
Live Nation Entertainment, Inc. *	(3,772)	(313,227)
Marcus Corporation (The)	(10,300)	(159,650)
Snap, Inc. Class A *	(657)	(5,854)
TripAdvisor, Inc. *	(821)	(13,612)
Ziff Davis, Inc. *	(1,942)	(123,686)
		(970,184)
Consumer Discretionary — (0.6)%
Airbnb, Inc. Class A *	(318)	(43,633)
Cheesecake Factory, Inc. (The)	(1,893)	(57,358)
Marriott Vacations Worldwide Corporation	(305)	(30,692)
Patrick Industries, Inc.	(2,381)	(178,718)
Rivian Automotive, Inc. Class A *	(11,014)	(267,420)
Royal Caribbean Cruises, Ltd. *	(7,532)	(693,998)
Wayfair, Inc. Class A *	(1,218)	(73,774)
		(1,345,593)
Consumer Staples — (0.0)%
Beauty Health Co. (The) *	(2,909)	(17,512)
Energy — (0.1)%
Helix Energy Solutions Group, Inc. *	(28,667)	(320,211)
Financials — (0.4)%
Apollo Global Management, Inc.	(1,866)	(167,492)
Block, Inc. *	(93)	(4,116)
EZCORP, Inc. Class A *	(27,989)	(230,909)
I3 Verticals, Inc. Class A *	(2,046)	(43,253)
New York Community Bancorp, Inc.	(8,865)	(100,529)
SoFi Technologies, Inc. *	(15,162)	(121,145)
WisdomTree, Inc.	(37,865)	(265,055)
		(932,499)
Health Care — (0.7)%
Amphastar Pharmaceuticals, Inc. *	(949)	(43,645)
Bridgebio Pharma, Inc. *	(2,068)	(54,533)
Coherus Biosciences, Inc. *	(4,368)	(16,336)
Collegium Pharmaceutical, Inc. *	(7,543)	(168,586)
CONMED Corporation	(1,874)	(188,993)
CryoPort, Inc. *	(461)	(6,320)
Haemonetics Corporation *	(1,145)	(102,569)
Halozyme Therapeutics, Inc. *	(3,026)	(115,593)
Insmed, Inc. *	(10,621)	(268,180)
Integer Holdings Corporation *	(1,974)	(154,821)
Mesa Laboratories, Inc.	(84)	(8,826)
Mirum Pharmaceuticals, Inc. *	(9,736)	(307,658)

	Shares	Value
NextGen Healthcare, Inc. *	(9,462)	$ (224,533)
Revance Therapeutics, Inc. *	(3,559)	(40,822)
		(1,701,415)
Industrials — (0.7)%
Air Transport Services Group, Inc. *	(11,105)	(231,761)
American Airlines Group, Inc. *	(20,674)	(264,834)
Bloom Energy Corporation Class A *	(20,044)	(265,783)
CSG Systems International, Inc.	(1,672)	(85,473)
Fluor Corporation *	(10,149)	(372,468)
Greenbrier Cos., Inc. (The)	(5,206)	(208,240)
Spirit Airlines, Inc.	(4,190)	(69,135)
Tetra Tech, Inc.	(261)	(39,680)
Upwork, Inc. *	(949)	(10,781)
		(1,548,155)
Information Technology — (0.4)%
Advanced Energy Industries, Inc.	(378)	(38,979)
Bentley Systems, Inc. Class B	(2,119)	(106,289)
Ceridian HCM Holding, Inc. *	(1,744)	(118,331)
Envestnet, Inc. *	(3,968)	(174,711)
Itron, Inc. *	(1,142)	(69,182)
Jamf Holding Corporation *	(1,167)	(20,609)
Lumentum Holdings, Inc. *	(1,616)	(73,011)
Mitek Systems, Inc. *	(7,238)	(77,592)
NCR Corporation *	(4,992)	(134,634)
Perficient, Inc. *	(977)	(56,529)
Q2 Holdings, Inc. *	(568)	(18,329)
Verint Systems, Inc. *	(928)	(21,335)
		(909,531)
Materials — (0.0)%
PureCycle Technologies, Inc. *	(3,520)	(19,747)
Real Estate — (0.1)%
Anywhere Real Estate, Inc. *	(1,602)	(10,301)
Pebblebrook Hotel Trust REIT	(16,181)	(219,900)
Summit Hotel Properties, Inc. REIT	(14,537)	(84,314)
		(314,515)
Utilities — (0.2)%
CenterPoint Energy, Inc.	(1,531)	(41,107)
Duke Energy Corporation	(1,089)	(96,115)
NRG Energy, Inc.	(4,431)	(170,682)
Sunnova Energy International, Inc. *	(15,544)	(162,746)
		(470,650)
Total Common Stocks Sold Short (Proceeds $(8,648,122))		(8,550,012)
FOREIGN COMMON STOCKS SOLD SHORT — (0.1)%
Canada — (0.1)%
Equinox Gold Corporation *	(23,109)	(97,751)
	Shares	Value
Ireland — (0.0)%
Jazz Pharmaceuticals PLC *	(94)	$ (12,168)
Total Foreign Common Stocks Sold Short (Proceeds $(115,374))		(109,919)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. * (Proceeds $—)	(58)	—
TOTAL SECURITIES SOLD SHORT —(3.7)% (Proceeds $(8,763,496))		(8,659,931)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.0)%
Pay 1.484% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 12/05/2053 EUR, Strike Price $1.48, Expires 12/01/23 (CITI)	(1)	$ (900,000)	(32)
Pay 3.72% (Annually); Receive 3-Month EURIBOR (Quarterly); Interest Rate Swap Maturing 03/18/2025 EUR, Strike Price $3.72, Expires 03/14/24 (CITI)	(1)	(26,300,000)	(46,505)
Pay 3.744% (Annually); Receive 3-Month EURIBOR (Quarterly); Interest Rate Swap Maturing 03/18/2025 EUR, Strike Price $3.74, Expires 03/14/24 (CITI)	(1)	(26,300,000)	(49,213)
			(95,750)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Put Swaptions — (0.1)%
Pay 3-Month EURIBOR (Quarterly); Receive 3.72% (Annually); Interest Rate Swap Maturing 03/18/2025 EUR, Strike Price $3.72, Expires 03/14/24 (CITI)	(1)	$(26,300,000)	$ (63,767)
Pay 3-Month EURIBOR (Quarterly); Receive 3.744% (Annually); Interest Rate Swap Maturing 03/18/2025 EUR, Strike Price $3.74, Expires 03/14/24 (CITI)	(1)	(26,300,000)	(60,160)
			(123,927)
Total Written Options (Premiums received $ (286,684))			(219,677)

	Par	Value
TBA SALE COMMITMENT — (1.7)%
Uniform Mortgage Backed Securities 6.50%, 11/01/53 TBA (Proceeds $(4,003,594))	$(4,000,000)	$ (4,015,938)
Liabilities in Excess of Other Assets — (2.1)%		(4,986,432)
NET ASSETS — 100.0%		$238,654,106

Futures Contracts outstanding at September 30, 2023:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	10/2023	1	$ 19,820	$ (235)
30-Year Euro Buxl	12/2023	(1)	(129,365)	1,139
Euro-Bobl	12/2023	(74)	(9,055,876)	28,072
Euro-Bund	12/2023	(3)	(408,014)	(962)
Euro-OAT	12/2023	(1)	(130,253)	568
Euro-OAT	12/2023	1	130,253	(4,357)
FTSE KLCI	12/2023	(1)	(116,012)	5,848
10-Year Bond	12/2023	(6)	(508,581)	14,076
Australian Dollars/U.S. Dollars	12/2023	(153)	(9,876,150)	(36,842)
British Pounds/U.S. Dollars	12/2023	(39)	(2,976,188)	63,180
Mexican Pesos/U.S. Dollars	12/2023	2	56,720	(910)
New Zealand Dollars/U.S. Dollars	12/2023	(4)	(240,060)	(3,764)
South African Rand/U.S. Dollars	12/2023	2	52,575	126
Swiss Francs/U.S. Dollars	12/2023	(9)	(1,239,300)	29,857
U.S. Dollars/Norwegian Kroner	12/2023	1	99,539	(224)
U.S. Dollars/Swedish Kronor	12/2023	1	99,455	(1,881)
10-Year U.S. Treasury Note	12/2023	(63)	(6,807,938)	29,959
U.S. Treasury Long Bond	12/2023	(14)	(1,592,938)	1,586
Ultra 10-Year U.S. Treasury Note	12/2023	(143)	(15,953,438)	283,431
Ultra Long U.S. Treasury Bond	12/2023	(45)	(5,340,938)	104,707
Canadian Dollars/U.S. Dollars	12/2023	(4)	(295,340)	35
Euro/U.S. Dollars	12/2023	(93)	(12,337,031)	190,881
Japanese Yen/U.S. Dollars	12/2023	(17)	(1,440,219)	24,040
Long GILT	12/2023	(2)	(229,769)	956
Long GILT	12/2023	2	229,769	(1,522)
2-Year U.S. Treasury Note	12/2023	(9)	(1,824,398)	(1,662)
5-Year U.S. Treasury Note	12/2023	(42)	(4,425,094)	672

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
3-Month SONIA Index	12/2024	32	$ 9,265,440	$ 19,417
Total Futures Contracts outstanding at September 30, 2023			$(64,973,331)	$746,191
Forward Foreign Currency Contracts outstanding at September 30, 2023:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/23	U.S. Dollars	3,090,642	British Pounds	2,483,279	MSCS	$ 58,951
10/30/23	U.S. Dollars	1,803,589	British Pounds	1,429,968	MSCS	58,552
12/20/23	U.S. Dollars	2,310,863	Swiss Francs	2,067,103	MSCS	31,296
12/20/23	U.S. Dollars	2,891,831	Euro	2,695,409	MSCS	30,728
12/20/23	U.S. Dollars	2,596,472	Canadian Dollars	3,495,993	MSCS	19,088
12/20/23	Swedish Kronor	10,610,945	U.S. Dollars	957,350	MSCS	18,048
12/20/23	U.S. Dollars	855,256	Japanese Yen	123,966,962	MSCS	14,129
10/02/23	U.S. Dollars	310,174	Chilean Pesos	263,087,403	MSCS	14,121
12/20/23	New Zealand Dollars	2,233,942	U.S. Dollars	1,325,152	MSCS	13,807
11/22/23	U.S. Dollars	394,371	Japanese Yen	57,202,245	MSCS	8,187
12/20/23	Canadian Dollars	1,342,413	U.S. Dollars	984,249	MSCS	5,431
12/06/23	U.S. Dollars	618,614	Euro	578,408	MSCS	5,210
12/20/23	Norwegian Kroner	8,281,897	U.S. Dollars	771,754	MSCS	4,297
11/20/23	U.S. Dollars	798,042	Canadian Dollars	1,078,792	MSCS	3,213
10/31/23	U.S. Dollars	270,000	South Korean Won	360,544,500	MSCS	2,981
12/20/23	U.S. Dollars	213,618	Czech Republic Koruna	4,876,679	MSCS	2,685
12/20/23	Euro	242,592	Swiss Francs	231,297	MSCS	2,434
12/04/23	U.S. Dollars	87,339	Swiss Francs	77,211	MSCS	2,371
11/08/23	U.S. Dollars	159,347	Swedish Kronor	1,718,972	MSCS	1,752
12/20/23	U.S. Dollars	690,375	Norwegian Kroner	7,350,446	MSCS	1,605
12/20/23	Israeli Shekels	1,032,610	Euro	255,000	MSCS	1,199
11/21/23	U.S. Dollars	556,538	Australian Dollars	862,370	MSCS	1,073
12/20/23	Canadian Dollars	365,591	Euro	253,000	MSCS	976
11/09/23	U.S. Dollars	80,771	Mexican Pesos	1,400,634	MSCS	958
12/20/23	Chinese Offshore Yuan	1,969,514	U.S. Dollars	270,000	MSCS	878
12/20/23	Euro	263,076	Mexican Pesos	4,920,050	MSCS	843
10/30/23	British Pounds	412,013	U.S. Dollars	502,066	MSCS	727
11/21/23	Australian Dollars	980,013	U.S. Dollars	630,698	MSCS	542
12/20/23	U.S. Dollars	143,587	South Korean Won	192,697,509	MSCS	490
11/08/23	U.S. Dollars	74,007	South African Rand	1,398,439	MSCS	408
12/20/23	Australian Dollars	454,448	U.S. Dollars	292,634	MSCS	404
12/20/23	Singapore Dollars	184,324	U.S. Dollars	135,000	MSCS	349
12/20/23	Mexican Pesos	2,470,597	Euro	131,432	MSCS	289
12/20/23	New Zealand Dollars	226,259	Australian Dollars	210,000	MSCS	200
12/20/23	Japanese Yen	19,766,902	U.S. Dollars	134,000	MSCS	120
Subtotal Appreciation						$308,342
12/20/23	Euro	279,215	Japanese Yen	43,681,218	MSCS	$ (2)
12/20/23	U.S. Dollars	46,790	Chilean Pesos	41,886,641	MSCS	(47)
12/20/23	U.S. Dollars	44,503	Norwegian Kroner	475,426	MSCS	(47)
11/21/23	Australian Dollars	175,910	U.S. Dollars	113,397	MSCS	(90)
11/06/23	U.S. Dollars	139,390	South Korean Won	188,288,269	MSCS	(102)
12/20/23	U.S. Dollars	142,735	Singapore Dollars	194,573	MSCS	(140)
10/02/23	U.S. Dollars	46,673	Chilean Pesos	41,776,591	MSCS	(339)
12/20/23	Chinese Offshore Yuan	1,931,240	U.S. Dollars	266,000	MSCS	(386)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/23	South Korean Won	191,595,871	U.S. Dollars	142,735	MSCS	$ (456)
12/20/23	U.S. Dollars	134,000	British Pounds	110,197	MSCS	(533)
12/20/23	Hungarian Forint	10,047,222	U.S. Dollars	27,472	MSCS	(550)
11/09/23	Mexican Pesos	879,728	U.S. Dollars	50,732	MSCS	(602)
11/08/23	South African Rand	3,154,106	U.S. Dollars	166,759	MSCS	(758)
12/12/23	U.S. Dollars	58,377	New Zealand Dollars	98,876	MSCS	(886)
12/13/23	South Korean Won	46,590,617	U.S. Dollars	35,490	MSCS	(905)
12/20/23	Singapore Dollars	622,773	U.S. Dollars	458,416	MSCS	(1,115)
12/20/23	U.S. Dollars	145,911	South African Rand	2,805,497	MSCS	(1,179)
12/20/23	Czech Republic Koruna	6,211,620	U.S. Dollars	270,000	MSCS	(1,327)
12/20/23	Norwegian Kroner	1,782,267	U.S. Dollars	168,364	MSCS	(1,357)
12/20/23	U.S. Dollars	269,037	Euro	254,841	MSCS	(1,470)
11/14/23	Norwegian Kroner	1,190,897	U.S. Dollars	113,035	MSCS	(1,559)
12/20/23	U.S. Dollars	250,601	Chinese Offshore Yuan	1,835,453	MSCS	(1,839)
10/16/23	Singapore Dollars	84,947	U.S. Dollars	64,531	MSCS	(2,345)
12/20/23	Canadian Dollars	977,014	Euro	680,928	MSCS	(2,494)
12/20/23	U.S. Dollars	255,239	Mexican Pesos	4,557,180	MSCS	(2,633)
12/07/23	U.S. Dollars	199,157	Chilean Pesos	180,296,666	MSCS	(2,655)
10/02/23	Chilean Pesos	124,567,328	U.S. Dollars	144,495	MSCS	(4,320)
12/20/23	Euro	252,000	New Zealand Dollars	453,729	MSCS	(4,461)
12/20/23	Euro	124,000	Swedish Kronor	1,481,502	MSCS	(4,563)
12/20/23	U.S. Dollars	892,235	Australian Dollars	1,391,569	MSCS	(5,080)
12/20/23	Australian Dollars	1,559,370	U.S. Dollars	1,010,769	MSCS	(5,253)
12/06/23	Euro	682,643	U.S. Dollars	730,261	MSCS	(6,314)
11/20/23	Canadian Dollars	1,841,677	U.S. Dollars	1,364,839	MSCS	(7,934)
12/20/23	Canadian Dollars	1,539,232	U.S. Dollars	1,143,318	MSCS	(8,536)
12/20/23	Japanese Yen	188,068,245	U.S. Dollars	1,291,608	MSCS	(15,547)
12/20/23	Euro	1,439,659	U.S. Dollars	1,546,454	MSCS	(18,295)
12/20/23	U.S. Dollars	1,076,132	Swedish Kronor	11,959,816	MSCS	(23,260)
12/20/23	British Pounds	2,378,357	U.S. Dollars	2,927,328	MSCS	(23,731)
12/20/23	U.S. Dollars	1,665,208	New Zealand Dollars	2,822,380	MSCS	(26,443)
10/30/23	British Pounds	623,606	U.S. Dollars	796,696	MSCS	(35,689)
12/20/23	Swiss Francs	2,014,282	U.S. Dollars	2,277,661	MSCS	(56,343)
Subtotal Depreciation						$(271,585)
Total Forward Foreign Currency Contracts outstanding at September 30, 2023						$ 36,757
Swap Agreements outstanding at September 30, 2023:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
12.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	60,306	$ 75	$ —	$ 75
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.95% (Upon termination)	1/2/2024	BRL	12,231,240	18,266	(1,614)	19,880
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	22,114,689	14,714	(17,245)	31,959
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	1,142	(174)	1,316
9.75% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/17/2025	MXN	90,090,000	53,167	26,254	26,913
1-Day ESTR (Annually)	3.50% (Annually)	12/20/2025	EUR	32,600,000	(47,325)	(71,979)	24,654
1-Day SONIA (Annually)	5.25% (Annually)	12/20/2025	GBP	15,650,000	63,879	37,670	26,209
2.50% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	12/20/2025	THB	229,300,000	7,232	(132)	7,364
3-Month KWCDC (Quarterly)	3.75% (Quarterly)	12/20/2025	KRW	1,884,750,000	(3,161)	(3,743)	582
3-Month STIBOR (Quarterly)	4.00% (Annually)	12/20/2025	SEK	353,630,000	45,313	37,416	7,897

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month TELBOR (Quarterly)	4.00% (Annually)	12/20/2025	ILS	34,250,000	$ (80,693)	$ (96,616)	$ 15,923
4.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	12/20/2025	AUD	46,580,000	168,470	121,056	47,414
7.75% (Quarterly)	3-Month JIBAR (Quarterly)	12/20/2025	ZAR	90,940,000	63,262	26,693	36,569
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.92% (Upon termination)	1/2/2026	BRL	5,983,532	58,904	51,575	7,329
10.29% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	6,662,458	21,642	—	21,642
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.50% (Upon termination)	1/4/2027	BRL	1,954,887	56,267	(6,797)	63,064
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.03% (Upon termination)	1/4/2027	BRL	1,502,187	21,783	—	21,783
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.53% (Upon termination)	1/4/2027	BRL	1,483,606	15,675	—	15,675
2.85% (Annually)	3-Month EURIBOR (Quarterly)	4/22/2028	EUR	23,400,000	148,003	(100,699)	248,702
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/3/2028	JPY	6,095,650,000	263,727	94,151	169,576
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/20/2028	JPY	5,419,000,000	163,204	123,279	39,925
2.50% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	12/20/2028	THB	84,790,000	37,959	21,558	16,401
4.00% (Annually)	1-Day SOFR (Annually)	12/20/2028	USD	4,880,000	66,828	19,063	47,765
6.50% (Semiannually)	1-Day MIBOR (Semiannually)	12/20/2028	INR	1,567,790,000	237,840	172,587	65,253
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	9,810,000	521,803	132,399	389,404
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/3/2033	JPY	838,000,000	26,892	(7,077)	33,969
8.75% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	12/7/2033	MXN	22,600,000	53,462	15,668	37,794
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/20/2033	JPY	2,359,000,000	(24,736)	(82,240)	57,504
3.25% (Annually)	3-Month STIBOR (Quarterly)	12/20/2033	SEK	42,540,000	59,767	9,849	49,918
3.25% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	12/20/2033	CAD	770,000	39,927	29,280	10,647
3.75% (Annually)	3-Month TELBOR (Quarterly)	12/20/2033	ILS	4,500,000	56,012	17,647	38,365
4.25% (Annually)	1-Day SONIA (Annually)	12/20/2033	GBP	360,000	2,544	(1,784)	4,328
5.25% (Semiannually)	1-Day CLP-TNA (Semiannually)	12/20/2033	CLP	3,200,221,228	95,654	40,365	55,289
6-Month NIBOR (Semiannually)	4.00% (Annually)	12/20/2033	NOK	26,350,000	36,508	13,712	22,796
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	36,110,000	1,850,675	841,662	1,009,013
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	26,190,000	793,913	459,213	334,700
2.56% (Annually)	1-Day SOFR (Annually)	5/11/2053	USD	24,180,000	644,373	137,250	507,123
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	7,380,000	341,995	100,953	241,042
2.50% (Annually)	6-Month EURIBOR (Semiannually)	12/20/2053	EUR	1,210,000	138,839	90,226	48,613
Subtotal Appreciation					$ 6,033,801	$ 2,229,426	$ 3,804,375
12.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	1,496,046	$ (1,160)	$ 1,905	$ (3,065)
12.71% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	1,437,365	(5,027)	(261)	(4,766)
13.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	8,356,958	(48,552)	(89)	(48,463)
3.72% (Annually)	3-Month EURIBOR (Quarterly)	3/18/2025	EUR	7,680,000	5,370	9,588	(4,218)
1-Day MIBOR (Semiannually)	6.50% (Semiannually)	12/20/2025	INR	2,246,320,000	(166,161)	(123,403)	(42,758)
4.25% (Annually)	1-Day SOFR (Annually)	12/20/2025	USD	9,870,000	103,347	111,996	(8,649)
6-Month PRIBOR (Semiannually)	4.75% (Annually)	12/20/2025	CZK	156,500,000	(33,648)	8,437	(42,085)
6-Month WIBOR (Semiannually)	4.50% (Annually)	12/20/2025	PLN	8,910,000	7,382	12,770	(5,388)
7-Day CFETS Repo Rate (Quarterly)	2.00% (Quarterly)	12/20/2025	CNY	76,250,000	(26,913)	(23,828)	(3,085)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.75% (Semiannually)	12/20/2025	CAD	19,850,000	(316,491)	(270,728)	(45,763)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.85% (Upon termination)	1/2/2026	BRL	5,876,469	(3,098)	308	(3,406)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.50% (Annually)	8/2/2026	JPY	2,926,000,000	23,312	84,880	(61,568)
1-Day ESTR (Annually)	2.67% (Annually)	4/22/2028	EUR	23,400,000	(148,769)	115,926	(264,695)
1-Day ESTR (Annually)	3.00% (Annually)	10/19/2028	EUR	8,550,000	(50,475)	26,587	(77,062)
1-Day CLP-TNA (Semiannually)	5.00% (Semiannually)	12/20/2028	CLP	4,013,910,000	(114,284)	(54,350)	(59,934)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SONIA (Annually)	4.75% (Annually)	12/20/2028	GBP	5,180,000	$ 57,210	$ 74,491	$ (17,281)
3-Month KWCDC (Quarterly)	3.50% (Quarterly)	12/20/2028	KRW	9,531,880,000	(97,978)	(56,360)	(41,618)
6-Month PRIBOR (Semiannually)	4.00% (Annually)	12/20/2028	CZK	66,920,000	(66,827)	(15,415)	(51,412)
6-Month WIBOR (Semiannually)	4.25% (Annually)	12/20/2028	PLN	11,970,000	(25,589)	6,202	(31,791)
7-Day CFETS Repo Rate (Quarterly)	2.25% (Quarterly)	12/20/2028	CNY	83,110,000	(101,899)	(38,412)	(63,487)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(3,032)	307	(3,339)
1-Day SOFR (Annually)	3.98% (Annually)	7/31/2030	USD	15,800,000	(255,364)	17,726	(273,090)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.25% (Annually)	8/2/2033	JPY	1,256,010,000	(40,170)	26,997	(67,167)
1-Day SOFR (Annually)	3.50% (Annually)	12/20/2033	USD	11,500,000	(675,590)	(509,297)	(166,293)
3-Month JIBAR (Quarterly)	9.25% (Quarterly)	12/20/2033	ZAR	32,380,000	(77,981)	(32,669)	(45,312)
3-Month KWCDC (Quarterly)	3.50% (Quarterly)	12/20/2033	KRW	2,638,830,000	(53,181)	(23,565)	(29,616)
3-Month New Zealand BBR FRA (Quarterly)	4.75% (Semiannually)	12/20/2033	NZD	4,120,000	(79,624)	(4,437)	(75,187)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	12/20/2033	AUD	2,640,000	(37,068)	4,189	(41,257)
6-Month BUBOR (Semiannually)	6.50% (Annually)	12/20/2033	HUF	619,350,000	(76,430)	(17,354)	(59,076)
6-Month EURIBOR (Semiannually)	3.25% (Annually)	12/20/2033	EUR	1,310,000	(14,291)	919	(15,210)
6-Month PRIBOR (Semiannually)	4.00% (Annually)	12/20/2033	CZK	27,170,000	(46,440)	(8,684)	(37,756)
6-Month WIBOR (Semiannually)	4.75% (Annually)	12/20/2033	PLN	4,460,000	(17,161)	9,265	(26,426)
8.00% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	12/20/2033	COP	1,297,146,927	18,876	25,831	(6,955)
Swiss Average Overnight Rate (Annually)	1.75% (Annually)	12/20/2033	CHF	3,080,000	(15,174)	(10,420)	(4,754)
6-Month EURIBOR (Semiannually)	3.00% (Annually)	5/15/2035	EUR	12,930,000	(239,750)	(12,629)	(227,121)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	26,390,000	(1,108,599)	(379,150)	(729,449)
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	14,120,000	(704,679)	(389,172)	(315,507)
1-Day SOFR (Annually)	3.39% (Annually)	5/10/2038	USD	25,550,000	(683,518)	(164,293)	(519,225)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	8/3/2038	JPY	906,000,000	(90,666)	(41,799)	(48,867)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,765)	512	(6,277)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	21,130,000	(820,740)	(365,523)	(455,217)
Subtotal Depreciation					$(6,036,597)	$(2,003,002)	$(4,033,595)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2023					$ (2,796)	$ 226,424	$ (229,220)
Total Return Basket Swap Agreements outstanding at September 30, 2023:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or 1-Month LIBOR plus or minus a specified spread (-6.30% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	32-60 months maturity ranging from 05/26/2026 - 09/25/2028	GSC	$127,735,985	$991,901	$—	$991,901

* The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Automatic Data Processing, Inc.	3,273	$ 787,418	$ (16,569)	(1.67)%
Marriott International, Inc. Class A	3,669	721,179	(27,688)	(2.79)
Applied Materials, Inc.	4,562	631,609	(31,608)	(3.19)
KB Home	12,237	566,328	(55,967)	(5.64)
JPMorgan Chase & Co.	(3,581)	519,317	(837)	(0.08)
Welltower, Inc. REIT	(6,230)	510,362	12,516	1.26

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Marathon Petroleum Corporation	3,354	$ 507,594	$ (10,415)	(1.05)%
NNN REIT, Inc.	14,079	497,552	(38,753)	(3.91)
Crane Holdings Co.	(5,582)	495,905	(18,025)	(1.82)
Nexstar Media Group, Inc. Class A	3,384	485,164	141	0.01
Hilton Worldwide Holdings, Inc.	(3,219)	483,429	15,268	1.54
Micron Technology, Inc.	(7,091)	482,401	15,303	1.54
Intel Corporation	(13,138)	467,056	41,084	4.14
Ingersoll-Rand, Inc.	(6,906)	440,050	34,967	3.53
Landstar System, Inc.	2,485	439,696	(21,398)	(2.16)
Monolithic Power Systems, Inc.	942	435,204	(17,397)	(1.75)
Booking Holdings, Inc.	140	431,753	(11,287)	(1.14)
Progressive Corporation (The)	(3,056)	425,701	(5,287)	(0.53)
Wendy's Co. (The)	20,841	425,365	15,907	1.60
New York Times Co. (The) Class A	10,073	415,008	(31,909)	(3.22)
Vornado Realty Trust REIT	(18,223)	413,298	45,132	4.55
Rollins, Inc.	10,980	409,883	12,320	1.24
AGCO Corporation	3,435	406,292	(16,625)	(1.68)
Choice Hotels International, Inc.	3,274	401,098	(18,677)	(1.88)
Union Pacific Corporation	(1,943)	395,653	13,908	1.40
General Dynamics Corporation	1,715	378,964	7,214	0.73
Crown Castle, Inc. REIT	4,117	378,888	(21,305)	(2.15)
Dropbox, Inc. Class A	13,795	375,638	(11,010)	(1.11)
Americold Realty Trust REIT	(12,352)	375,624	28,833	2.91
Cintas Corporation	779	374,707	(12,841)	(1.29)
Xcel Energy, Inc.	6,542	374,333	1,113	0.11
Cigna Group (The)	1,305	373,321	2,331	0.23
Veeva Systems, Inc. Class A	1,834	373,127	(40,011)	(4.03)
Fortune Brands Innovations, Inc.	(5,994)	372,587	17,587	1.77
Chemed Corporation	715	371,585	11,444	1.15
Paramount Global Class B	(28,489)	367,508	19,057	1.92
UFP Industries, Inc.	3,586	367,206	(2,859)	(0.29)
Cardinal Health, Inc.	4,195	364,210	(11,847)	(1.19)
Old Dominion Freight Line, Inc.	886	362,498	(15,499)	(1.56)
Entegris, Inc.	(3,805)	357,328	6,909	0.70
Chart Industries, Inc.	(2,109)	356,674	13,636	1.37
Owens Corning	2,588	353,029	(19,617)	(1.98)
W.W. Grainger, Inc.	509	352,147	(934)	(0.09)
Emerson Electric Co.	(3,622)	349,777	13,429	1.35
Vertex Pharmaceuticals, Inc.	1,002	348,435	(326)	(0.03)
First Citizens BancShares, Inc. Class A	249	343,645	12,422	1.25
Edwards Lifesciences Corporation	4,941	342,312	(28,521)	(2.88)
Coterra Energy, Inc.	12,637	341,831	(9,700)	(0.98)
NRG Energy, Inc.	(8,726)	336,126	2,950	0.30
Fastenal Co.	6,105	333,577	(568)	(0.06)
Other	(849,139)	106,516,593	1,145,910	115.55
		$127,735,985	$ 991,901	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2023, see Schedule of Investments in the Fund’s Semi-Annual Report.

See the Notes to Financial Statements in the June 30, 2023 GuideStone Funds' Semi-Annual Report to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of June 30, 2023, the average balance of derivative holdings by Fund during the period ended June 30, 2023, and the market values of loaned securities and collateral received for each of the Select Funds.